United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/2013

Date of Reporting Period: Six months ended 01/31/2013

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
January 31, 2013
Share Class	Ticker
R	ACKXX
Service	ACMXX
Cash II	ACCXX

Federated Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2013, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Commercial Paper and Notes	52.6%
Bank Instruments	33.1%
Variable Rate Instruments	9.5%
Repurchase Agreement	4.8%
U.S. Treasury Security	1.0%
Other Assets and Liabilities—Net[2]	(1.0)%
TOTAL	100.0%
At January 31, 2013, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	26.2%[4]
8-30 Days	33.4%
31-90 Days	31.3%
91-180 Days	9.0%
181 Days or more	1.1%
Other Assets and Liabilities—Net[2]	(1.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include asset-backed securities, bank notes, collateralized loan agreements, commercial paper and corporate bonds, with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 15.9% of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2013 (unaudited)
Principal Amount			Value
		Asset-Backed Securities—0.9%
		Finance - Automotive—0.3%
$7,733,736		Ally Auto Receivables Trust 2012-SN1, Class A1, 0.250%, 9/20/2013	$7,733,736
296,410		AmeriCredit Automobile Receivables Trust 2012-3, Class A1, 0.361%, 7/8/2013	296,410
		TOTAL	8,030,146
		Finance - Banking—0.4%
9,230,769	[1]	HLSS Servicer Advance Receivables Trust (Series 2012-MM1), Class A, (GTD by Wells Fargo Bank, N.A.), 0.650%, 9/16/2013	9,230,769
		Finance - Retail—0.2%
5,000,000	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 1A, 0.406%, 2/18/2013	5,000,000
		TOTAL ASSET-BACKED SECURITIES	22,260,915
		Bank Note—0.6%
		Finance - Banking—0.6%
15,000,000		Bank of America N.A., 0.300%, 2/14/2013	15,000,000
		Certificates of Deposit—30.9%
		Finance - Banking—30.9%
15,000,000		BNP Paribas SA, 0.260%, 5/3/2013	15,000,000
5,000,000	[3]	Bank of Montreal, 0.328%, 3/18/2013	5,000,000
10,000,000		Bank of Montreal, 0.380%, 10/15/2013	10,000,000
40,000,000	[3]	Bank of Nova Scotia, Toronto, 0.358%, 2/11/2013	40,000,000
53,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.260% - 0.270%, 2/22/2013 - 4/24/2013	53,000,000
111,000,000		Barclays Bank PLC, 0.250%, 2/8/2013 - 4/12/2013	111,000,000
50,000,000	[3]	Canadian Imperial Bank of Commerce, 0.315%, 2/25/2013	50,000,000
30,000,000		Credit Agricole Corporate and Investment Bank, 0.270%, 3/15/2013	30,000,000
70,000,000		Credit Suisse, Zurich, 0.270%, 4/19/2013	70,000,000
90,000,000		Deutsche Bank AG, 0.260%, 3/21/2013	90,000,000
40,000,000	[3]	JPMorgan Chase Bank, N.A., 0.405%, 2/21/2013	40,000,000
80,500,000		Mizuho Corporate Bank Ltd., 0.240% - 0.260%, 2/14/2013 - 5/2/2013	80,500,000
16,000,000		Rabobank Nederland NV, Utrecht, 0.350%, 4/15/2013	16,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.370%, 2/4/2013	25,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.383%, 2/6/2013	25,000,000
125,000,000		Sumitomo Mitsui Banking Corp., 0.240% - 0.290%, 2/1/2013 - 5/28/2013	125,000,000
		TOTAL CERTIFICATES OF DEPOSIT	785,500,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		Collateralized Loan Agreements—14.2%
		Finance - Banking—14.2%
$40,000,000		BNP Paribas Securities Corp., 0.527%, 2/15/2013	$40,000,000
10,000,000		Barclays Capital, Inc., 0.771%, 4/18/2013	10,000,000
85,000,000		Citigroup Global Markets, Inc., 0.669% - 0.811%, 2/1/2013 - 3/8/2013	85,000,000
57,000,000		Credit Suisse Securities (USA) LLC, 0.304% - 0.750%, 2/1/2013 - 4/24/2013	57,000,000
70,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.466%, 2/1/2013	70,000,000
55,000,000		RBS Securities, Inc., 0.527%, 2/1/2013	55,000,000
45,000,000		Wells Fargo Securities, LLC, 0.355%, 4/23/2013 - 4/30/2013	45,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	362,000,000
		Commercial Paper—36.1%[4]
		Electric Power—1.8%
47,000,000	[1,2]	Electricite de France SA, 0.300%, 4/8/2013	46,974,150
		Finance - Automotive—0.1%
4,000,000		FCAR Owner Trust, (Series A1+/P1), 0.331%, 7/1/2013	3,994,500
		Finance - Banking—21.0%
25,000,000	[1,2]	ASB Finance Ltd., 0.310%, 3/21/2013	24,989,666
75,000,000	[3]	Australia & New Zealand Banking Group, Melbourne, 0.234%, 2/28/2013	74,997,597
20,000,000		BNP Paribas Finance, Inc., 0.250%, 5/3/2013	19,987,361
50,000,000	[1,2]	Commonwealth Bank of Australia, 0.316%, 2/21/2013	49,991,250
20,000,000		Credit Agricole North America, Inc., 0.260%, 3/12/2013	19,994,367
60,000,000		ING (U.S.) Funding LLC, 0.235% - 0.270%, 2/1/2013 - 4/17/2013	59,975,521
18,000,000	[1,2]	LMA-Americas LLC, 0.270%, 3/22/2013	17,993,385
50,000,000	[1,2]	National Australia Funding (Delaware), Inc., 0.210%, 3/1/2013	49,991,834
35,000,000	[1,2]	Northern Pines Funding LLC, 0.240% - 0.300%, 3/27/2013 - 4/17/2013	34,983,750
70,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.330%, 2/1/2013	70,000,000
20,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.254%, 2/28/2013	20,000,000
25,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.259%, 2/8/2013	25,000,000
25,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.298%, 2/8/2013	25,000,000
40,000,000	[1,2,3]	Westpac Banking Corp. Ltd., Sydney, 0.320%, 2/1/2013	40,000,000
		TOTAL	532,904,731
		Finance - Commercial—1.8%
45,090,000	[1,2]	Atlantic Asset Securitization LLC, 0.260% - 0.270%, 2/20/2013 - 3/11/2013	45,080,264
		Finance - Retail—2.2%
50,000,000	[1,2]	Barton Capital LLC, 0.270% - 0.300%, 2/20/2013 - 5/1/2013	49,979,354
5,000,000	[1,2]	Sheffield Receivables Corp., 0.220%, 4/16/2013	4,997,739
		TOTAL	54,977,093
Semi-Annual Shareholder Report
3

Principal Amount			Value
		Commercial Paper—continued[4]
		Sovereign—9.2%
$55,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.300% - 0.310%, 3/1/2013 - 7/15/2013	$54,981,272
50,000,000	[1,2]	Erste Abwicklungsanstalt, 0.341%, 7/5/2013	49,927,278
130,000,000	[1,2]	Kells Funding, LLC, 0.310% - 0.401%, 2/11/2013 - 7/8/2013	129,915,503
		TOTAL	234,824,053
		TOTAL COMMERCIAL PAPER	918,754,791
		Corporate Bonds—0.8%
		Diversified—0.1%
1,907,000		General Electric Co., 5.000%, 2/1/2013	1,907,000
		Finance - Commercial—0.7%
4,650,000	[3]	General Electric Capital Corp., 0.462%, 2/8/2013	4,650,830
12,427,000		General Electric Capital Corp., 4.800%, 5/1/2013	12,550,982
		TOTAL	17,201,812
		TOTAL CORPORATE BONDS	19,108,812
		Notes - Variable—9.5%[3]
		Finance - Banking—7.5%
5,410,000		BJ Financing, LLC, (Series 2007A), (BMO Harris Bank, N.A. LOC), 0.200%, 2/7/2013	5,410,000
3,165,000		CNOS Building LLC, (U.S. Bank, N.A. LOC), 0.900%, 2/6/2013	3,165,000
8,235,000		California Statewide CDA, (Series 2005-B), (Union Bank, N.A. LOC), 0.380%, 2/7/2013	8,235,000
747,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.210%, 2/7/2013	747,000
4,055,000		Cunat Capital Corp., Jackson Grove, LLC (Series 2008), (BMO Harris Bank, N.A. LOC), 0.210%, 2/7/2013	4,055,000
4,805,000		Cunat Capital Corp., The Pointe at Cedar Rapids (Series 2007), (BMO Harris Bank, N.A. LOC), 0.200%, 2/7/2013	4,805,000
50,000,000		JPMorgan Chase Bank, N.A., 0.324%, 2/28/2013	50,000,000
25,000,000		Michigan Finance Authority, (Series 2010-A), (Bank of America N.A. LOC), 0.190%, 2/7/2013	25,000,000
12,417,000		New Hampshire HEFA, (Royal Bank of Canada, Montreal LOC), 0.170%, 2/7/2013	12,417,000
2,665,000		Overland Park Professional Center LLC, (Series 2004), (U.S. Bank, N.A. LOC), 0.320%, 2/7/2013	2,665,000
10,000,000		PNC Bank, N.A., 0.554%, 3/20/2013	10,000,000
6,965,000		Royal Crest Dairy, Inc., (Series 2011), (U.S. Bank, N.A. LOC), 0.300%, 2/7/2013	6,965,000
20,815,000		Washington State Housing Finance Commission, (Series A), (Wells Fargo Bank, N.A. LOC), 0.100%, 2/7/2013	20,815,000
25,000,000		Wells Fargo Bank, N.A., 0.380%, 3/22/2013	25,000,000
Semi-Annual Shareholder Report
4

Principal Amount		Value
	Notes - Variable—continued[3]
	Finance - Banking—continued
$11,055,000	Wisconsin HEFA, (Series 1998 B), (JPMorgan Chase Bank, N.A. LOC), 0.100%, 2/6/2013	$11,055,000
	TOTAL	190,334,000
	Finance - Commercial—0.2%
4,000,000	General Electric Capital Corp., 0.330%, 2/20/2013	3,999,614
1,397,000	General Electric Capital Corp., 1.310%, 3/25/2013	1,404,342
	TOTAL	5,403,956
	Government Agency—1.2%
10,000,000	Capital Trust Agency, FL, (FNMA LOC), 0.150%, 2/7/2013	10,000,000
1,985,000	Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 0.400%, 2/7/2013	1,985,000
7,400,000	LP-RE I,LLC, (Series 2011), (FHLB of Dallas LOC), 0.250%, 2/7/2013	7,400,000
7,450,000	Pittsburg Fox Creek Associates L.P., (Series 2011-A), (FHLB of San Francisco LOC), 0.170%, 2/7/2013	7,450,000
4,405,000	Wiz Kidz, LLC & Wiz Biz Holdings, LLC, (Series 2008), (FHLB of Atlanta LOC), 0.300%, 2/7/2013	4,405,000
	TOTAL	31,240,000
	Insurance—0.6%
15,000,000	Metropolitan Life Insurance Co., 0.560%, 2/14/2013	15,000,000
	TOTAL NOTES—VARIABLE	241,977,956
	Time Deposit—2.2%
	Finance - Banking—2.2%
55,000,000	Toronto Dominion Bank, 0.160%, 2/1/2013	55,000,000
	U.S. Treasury—1.0%
	U.S. Treasury Note—1.0%
25,000,000	United States Treasury, 3.125%, 4/30/2013	25,173,414
	Repurchase Agreement—4.8%
121,078,000	Interest in $3,875,000,000 joint repurchase agreement 0.16%, dated 1/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,875,017,222 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2042 and the market value of those underlying securities was $3,952,517,567. (AT COST)	121,078,000
	TOTAL INVESTMENTS—101.0% (AT AMORTIZED COST)[5]	2,565,853,888
	OTHER ASSETS AND LIABILITIES - NET—(1.0)%[6]	(24,167,268)
	TOTAL NET ASSETS—100%	$2,541,686,620
Semi-Annual Shareholder Report
5

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2013, these restricted securities amounted to $614,036,214, which represented 24.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2013, these liquid restricted securities amounted to $604,805,445, which represented 23.8% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
CDA	—Community Development Authority
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
HEFA	—Health and Education Facilities Authority
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.009	0.031
Net realized gain on investments	0.000[1]	—	—	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.009	0.031
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.009)	(0.031)
Distributions from net realized gain on investments	—	—	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.009)	(0.031)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.86%	3.16%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.39%	0.38%	0.41%	1.11%	1.15%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.59%	2.53%
Expense waiver/reimbursement[4]	1.05%[3]	1.02%	1.03%	0.99%	0.31%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$172,959	$154,982	$125,013	$107,582	$64,652	$19,167
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.013	0.036
Net realized gain on investments	0.000[1]	—	—	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.013	0.036
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.013)	(0.036)
Distributions from net realized gain on investments	—	—	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.013)	(0.036)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	1.31%	3.68%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.39%	0.38%	0.43%	0.69%	0.65%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	1.32%	3.53%
Expense waiver/reimbursement[4]	0.62%[3]	0.59%	0.60%	0.54%	0.29%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,060,568	$2,114,096	$2,203,392	$2,230,852	$2,993,321	$3,593,373
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.011	0.035
Net realized gain on investments	0.000[1]	—	—	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.011	0.035
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.011)	(0.035)
Distributions from net realized gain on investments	—	—	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.011)	(0.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	1.15%	3.51%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.39%	0.38%	0.42%	0.85%	0.81%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	1.13%	3.31%
Expense waiver/reimbursement[4]	0.87%[3]	0.84%	0.84%	0.81%	0.39%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$308,159	$255,293	$291,993	$441,717	$528,757	$535,330
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities
January 31, 2013 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$2,565,853,888
Income receivable		863,367
Receivable for shares sold		3,545,297
TOTAL ASSETS		2,570,262,552
Liabilities:
Payable for investments purchased	$25,000,000
Payable for shares redeemed	3,033,237
Bank overdraft	549
Income distribution payable	1,000
Payable for investment adviser fee (Note 4)	21,427
Payable for Directors'/Trustees' fees	407
Payable for shareholder services fee (Note 4)	837
Accrued expenses	518,475
TOTAL LIABILITIES		28,575,932
Net assets for 2,541,668,543 shares outstanding		$2,541,686,620
Net Assets Consist of:
Paid-in capital		$2,541,679,419
Accumulated net realized gain on investments		6,154
Undistributed net investment income		1,047
TOTAL NET ASSETS		$2,541,686,620
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class R Shares:
$172,959,052 ÷ 172,958,565 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,060,568,455 ÷ 2,060,552,065 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$308,159,113 ÷ 308,157,913 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Operations
Six Months Ended January 31, 2013 (unaudited)
Investment Income:
Interest			$4,710,618
Expenses:
Investment adviser fee (Note 4)		$6,535,677
Administrative fee (Note 4)		1,020,651
Custodian fees		51,253
Transfer and dividend disbursing agent fees and expenses (Note 2)		1,804,644
Directors'/Trustees' fees		7,684
Auditing fees		11,217
Legal fees		3,995
Portfolio accounting fees		93,883
Distribution services fee (Note 4)		768,725
Shareholder services fee (Note 4)		2,922,827
Account administration fee (Note 2)		96,068
Share registration costs		53,550
Printing and postage		73,106
Insurance premiums		4,549
Miscellaneous		9,348
TOTAL EXPENSES		13,457,177
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(3,964,195)
Waiver of administrative fee (Note 4)	(4,344)
Waiver of distribution services fee (Note 4)	(768,725)
Waiver of transfer and dividend disbursing agent fees and expenses (Note 2)	(82,702)
Waiver of shareholder services fee (Note 4)	(2,826,766)
Waiver of account administration fee (Note 2)	(47,448)
Reimbursement of shareholder services fee (Note 4)	(96,061)
Reimbursement of account administration fee (Note 2)	(48,620)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2 and Note 4)	(1,032,083)
TOTAL WAIVERS AND REIMBURSEMENTS		(8,870,944)
Net expenses			4,586,233
Net investment income			124,385
Net realized gain on investments			6,154
Change in net assets resulting from operations			$130,539
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2013	Year Ended 7/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$124,385	$260,294
Net realized gain on investments	6,154	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	130,539	260,294
Distributions to Shareholders:
Distributions from net investment income
Class R Shares	(8,141)	(13,972)
Service Shares	(104,253)	(217,895)
Cash II Shares	(14,025)	(26,795)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(126,419)	(258,662)
Share Transactions:
Proceeds from sale of shares	1,925,843,584	4,401,723,023
Net asset value of shares issued to shareholders in payment of distributions declared	120,794	248,493
Cost of shares redeemed	(1,908,653,182)	(4,498,000,598)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	17,311,196	(96,029,082)
Change in net assets	17,315,316	(96,027,450)
Net Assets:
Beginning of period	2,524,371,304	2,620,398,754
End of period (including undistributed net investment income of $1,047 and $3,081, respectively)	$2,541,686,620	$2,524,371,304
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2013 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Automated Cash Management Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class R Shares, Service Shares and Cash II Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase
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agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class R Shares, Service Shares and Cash II Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the six months ended January 31, 2013, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:
	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Waived	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Adminis- tration Fees Incurred	Account Adminis- tration Fees Waived	Account Adminis- tration Fees Reimbursed
Class R Shares	$252,722	$(82,702)	$(125,914)	$—	$—	$—
Service Shares	1,377,588	—	(805,998)	48,620	—	(48,620)
Cash II Shares	174,334	—	(100,171)	47,448	(47,448)	—
TOTAL	$1,804,644	$(82,702)	$(1,032,083)	$96,068	$(47,448)	$(48,620)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at January 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
HLSS Servicer Advance Receivables Trust (Series 2012-MM1), Class A, (GTD by Wells Fargo Bank, N.A.), 0.650%, 9/16/2013	9/7/2012	$9,230,769	$9,230,769
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	77,178,460	$77,178,460	166,601,668	$166,601,668
Shares issued to shareholders in payment of distributions declared	8,101	8,101	13,916	13,916
Shares redeemed	(59,210,112)	(59,210,112)	(136,646,167)	(136,646,167)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	17,976,449	$17,976,449	29,969,417	$29,969,417
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,468,270,605	$1,468,270,605	3,447,425,411	$3,447,425,411
Shares issued to shareholders in payment of distributions declared	100,723	100,723	211,630	211,630
Shares redeemed	(1,521,902,561)	(1,521,902,561)	(3,536,885,915)	(3,536,885,915)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(53,531,233)	$(53,531,233)	(89,248,874)	$(89,248,874)
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	380,394,519	$380,394,519	787,695,944	$787,695,944
Shares issued to shareholders in payment of distributions declared	11,970	11,970	22,947	22,947
Shares redeemed	(327,540,509)	(327,540,509)	(824,468,516)	(824,468,516)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	52,865,980	$52,865,980	(36,749,625)	$(36,749,625)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	17,311,196	$17,311,196	(96,029,082)	$(96,029,082)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2013, the Adviser voluntarily waived $3,964,195 of its fee and reimbursed $1,032,083 of transfer and dividend disbursing agent fees and expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, FAS waived $4,344 of its fee. The net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class R Shares and Cash II Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$417,232	$(417,232)
Cash II Shares	351,493	(351,493)
TOTAL	$768,725	$(768,725)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Service Shares and Cash II Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with
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management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $2,381 of Service Fees for the six months ended January 31, 2013. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$2,618,878	$(96,061)	$(2,522,817)
Cash II Shares	303,949	—	(303,949)
TOTAL	$2,922,827	$(96,061)	$(2,826,766)
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class R Shares, Service Shares and Cash II Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.15%, 0.65% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $0 and $6,990,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
5. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
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6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2012	Ending Account Value 1/31/2013	Expenses Paid During Period[1]
Actual:
Class R Shares	$1,000	$1,000.10	$1.76[2]
Service Shares	$1,000	$1,000.10	$1.76[3]
Cash II Shares	$1,000	$1,000.10	$1.76[4]
Hypothetical (assuming a 5% return before expenses):
Class R Shares	$1,000	$1,023.44	$1.79[2]
Service Shares	$1,000	$1,023.44	$1.79[3]
Cash II Shares	$1,000	$1,023.44	$1.79[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class R Shares	0.35%
Service Shares	0.35%
Cash II Shares	0.35%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class R Shares current Fee Limit of 1.15% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.80 and $5.85, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.65% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.28 and $3.31, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current Fee Limit of 0.81% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.08 and $4.13, respectively.
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Evaluation and Approval of Advisory
Contract–May 2012
Federated Automated Cash Management Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The
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information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
Semi-Annual Shareholder Report
25

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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26

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
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Federated Automated Cash Management Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919783
CUSIP 60934N864
CUSIP 60934N831
8112802 (3/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2013
Ticker	AGMXX

Federated Automated Government Money Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2013, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Repurchase Agreements	74.6%
U.S. Treasury Securities	25.3%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At January 31, 2013, the Fund's effective maturity3 schedule was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	60.6%
8-30 Days	15.5%
31-90 Days	5.8%
91-180 Days	6.2%
181 Days or more	11.8%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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1

Portfolio of Investments
January 31, 2013 (unaudited)
Principal Amount			Value
		Repurchase Agreements—74.6%
$19,000,000	[1]	Interest in $470,000,000 joint repurchase agreement 0.14%, dated 1/15/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $470,113,322 on 3/18/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2023 and the market value of those underlying securities was $479,431,788.	$19,000,000
26,000,000	[1]	Interest in $600,000,000 joint repurchase agreement 0.16%, dated 1/3/2013 under which Bank of Montreal will repurchase securities provided as collateral for $600,085,333 on 2/4/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $612,078,922.	26,000,000
21,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.12%, dated 1/24/2013 under which Bank of Nova Scotia will repurchase securities provided as collateral for $500,056,667 on 2/28/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $510,011,993.	21,000,000
100,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.13%, dated 1/31/2013 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,000,003,611 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2019 and the market value of those underlying securities was $1,020,003,684.	100,000,000
100,000,000		Interest in $1,800,000,000 joint repurchase agreement 0.13%, dated 1/31/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,800,006,500 on 2/1/2013. The securities provided as collateral at the end of the period, were U.S. Treasury securities with various maturities to 9/30/2017 and the market value of those underlying securities was $1,834,256,698.	100,000,000
12,000,000	[1]	Interest in $282,000,000 joint repurchase agreement 0.16%, dated 11/20/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $282,115,307 on 2/20/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $287,733,433.	12,000,000
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2

Principal Amount			Value
		Repurchase Agreements—continued
$219,148,000		Interest in $4,000,000,000 joint repurchase agreement 0.13%, dated 1/31/2013 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,014,444 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $4,080,014,863.	$219,148,000
56,000,000		Interest in $1,250,000,000 joint repurchase agreement 0.08%, dated 1/30/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,250,019,444 on 2/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $1,275,005,780.	56,000,000
100,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.15%, dated 1/31/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,004,167 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2040 and the market value of those underlying securities was $1,020,004,266.	100,000,000
41,000,000	[1]	Interest in $911,000,000 joint repurchase agreement 0.11%, dated 1/22/2013 under which Goldman Sachs and Co. will repurchase securities provided as collateral for $911,094,643 on 2/26/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2021 and the market value of those underlying securities was $929,245,567.	41,000,000
41,000,000	[1]	Interest in $911,000,000 joint repurchase agreement 0.12%, dated 1/25/2013 under which Goldman Sachs and Co. will repurchase securities provided as collateral for $911,097,173 on 3/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2021 and the market value of those underlying securities was $929,232,515.	41,000,000
11,000,000		Interest in $250,000,000 joint repurchase agreement 0.11%, dated 1/25/2013 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $250,005,347 on 2/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2022 and the market value of those underlying securities was $255,007,942.	11,000,000
40,000,000	[1]	Interest in $920,000,000 joint repurchase agreement 0.14%, dated 1/15/2013 under which RBS Securities, Inc. will repurchase securities provided as collateral for $920,125,222 on 2/19/2013. The security provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2022 and the market value of those underlying securities was $938,459,608.	40,000,000
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3

Principal Amount			Value
		Repurchase Agreements—continued
$20,000,000	[1]	Interest in $460,000,000 joint repurchase agreement 0.13%, dated 1/8/2013 under which Societe Generale, New York will repurchase securities provided as collateral for $460,049,833 on 2/7/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $469,240,704.	$20,000,000
22,000,000		Interest in $500,000,000 joint repurchase agreement 0.13%, dated 1/25/2013 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $500,012,639 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 12/31/2015 and the market value of those underlying securities was $510,001,872.	22,000,000
100,000,000		Interest in $500,000,000 joint repurchase agreement 0.13%, dated 1/31/2013 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $500,001,806 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2042 and the market value of those underlying securities was $510,012,892.	100,000,000
		TOTAL REPURCHASE AGREEMENTS	928,148,000
		U.S. Treasury—25.3%
34,500,000		United States Treasury Notes, 0.125% - 3.125%, 8/31/2013	34,966,495
9,000,000		United States Treasury Notes, 0.125% - 3.125%, 9/30/2013	9,114,201
34,750,000		United States Treasury Notes, 0.250% - 2.000%, 11/30/2013	35,097,965
24,000,000		United States Treasury Notes, 0.250% - 2.750%, 10/31/2013	24,255,658
7,000,000		United States Treasury Note, 0.500%, 10/15/2013	7,014,578
16,500,000		United States Treasury Notes, 0.500% - 4.250%, 11/15/2013	16,834,594
8,000,000		United States Treasury Notes, 0.750%, 9/15/2013	8,028,250
9,000,000		United States Treasury Notes, 0.750% - 2.500%, 3/31/2013	9,025,678
10,000,000		United States Treasury Note, 1.000%, 7/15/2013	10,034,134
34,750,000		United States Treasury Notes, 1.125%, 6/15/2013	34,869,141
5,000,000		United States Treasury Note, 1.250%, 2/15/2014	5,055,048
26,500,000		United States Treasury Notes, 1.375%, 2/15/2013	26,512,249
14,000,000		United States Treasury Notes, 1.375%, 3/15/2013	14,018,694
18,500,000		United States Treasury Notes, 1.375%, 5/15/2013	18,561,063
29,500,000		United States Treasury Notes, 1.750%, 4/15/2013	29,592,798
11,500,000		United States Treasury Notes, 2.750%, 2/28/2013	11,521,774
13,500,000		United States Treasury Notes, 3.375%, 6/30/2013	13,677,666
Semi-Annual Shareholder Report
4

Principal Amount		Value
	U.S. Treasury—continued
$7,000,000	United States Treasury Note, 3.375%, 7/31/2013	$7,110,156
	TOTAL U.S. TREASURY	315,290,142
	TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[2]	1,243,438,142
	OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	1,357,164
	TOTAL NET ASSETS—100%	$1,244,795,306
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
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5

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	0.002	0.027
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	—	0.000[1]	0.000[1]	0.000[1]	0.002	0.027
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.002)	(0.027)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)	(0.027)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.24%	2.71%
Ratios to Average Net Assets:
Net expenses	0.18%[4]	0.11%	0.17%	0.21%	0.46%	0.59%
Net investment income	0.00%[4]	0.00%	0.00%	0.00%	0.23%	2.60%
Expense waiver/reimbursement[5]	0.80%[4]	0.85%	0.76%	0.75%	0.48%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,244,795	$1,098,524	$794,180	$642,837	$477,651	$612,043
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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6

Statement of Assets and Liabilities
January 31, 2013 (unaudited)
Assets:
Investment in repurchase agreements	$928,148,000
Investment in securities	315,290,142
Total investment in securities, at amortized cost and fair value		$1,243,438,142
Income receivable		1,543,274
Receivable for shares sold		23,947
TOTAL ASSETS		1,245,005,363
Liabilities:
Payable for shares redeemed	125,833
Bank overdraft	4,552
Payable to adviser (Note 4)	10,740
Payable for transfer and dividend disbursing agent fees and expenses	67,130
Payable for shareholder services fee (Note 4)	570
Accrued expenses	1,232
TOTAL LIABILITIES		210,057
Net assets for 1,244,797,219 shares outstanding		$1,244,795,306
Net Assets Consist of:
Paid-in capital		$1,244,795,306
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,244,795,306 ÷ 1,244,797,219 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Operations
Six Months Ended January 31, 2013 (unaudited)
Investment Income:
Interest			$1,031,927
Expenses:
Investment adviser fee (Note 4)		$2,920,402
Administrative fee (Note 4)		456,058
Custodian fees		27,350
Transfer and dividend disbursing agent fees and expenses		693,286
Directors'/Trustees' fees		3,794
Auditing fees		10,208
Legal fees		4,243
Portfolio accounting fees		62,224
Shareholder services fee (Note 4)		1,401,532
Account administration fee		53,550
Share registration costs		17,535
Printing and postage		18,559
Insurance premiums		2,786
Miscellaneous		13,299
TOTAL EXPENSES		5,684,826
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(2,920,402)
Waiver of administrative fee (Note 4)	(1,847)
Waiver of shareholder services fee (Note 4)	(1,401,532)
Waiver of account administration fee (Note 4)	(53,550)
Waiver of transfer and dividend disbursing agent fees and expenses	(139,929)
Reimbursement of other operating expenses (Note 4)	(135,639)
TOTAL WAIVERS AND REIMBURSEMENT		(4,652,899)
Net expenses			1,031,927
Net investment income			—
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2013	Year Ended 7/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	—	1,352
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	—	1,352
Distributions to Shareholders:
Distributions from net realized gain on investments	(1,351)	(2,333)
Share Transactions:
Proceeds from sale of shares	757,976,919	1,791,008,721
Net asset value of shares issued to shareholders in payment of distributions declared	1,275	2,197
Cost of shares redeemed	(611,705,456)	(1,486,666,506)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	146,272,738	304,344,412
Change in net assets	146,271,387	304,343,431
Net Assets:
Beginning of period	1,098,523,919	794,180,488
End of period	$1,244,795,306	$1,098,523,919
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Notes to Financial Statements
January 31, 2013 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Automated Government Money Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those
Semi-Annual Shareholder Report
10

terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 1/31/2013	Year Ended 7/31/2012
Shares sold	757,976,919	1,791,008,721
Shares issued to shareholders in payment of distributions declared	1,275	2,197
Shares redeemed	(611,705,456)	(1,486,666,506)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	146,272,738	304,344,412
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2013, the Adviser voluntarily waived its entire fee of $2,920,402 and voluntarily reimbursed $135,639 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, FAS waived $1,847 of its fee. The net fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2013, unaffiliated third-party financial intermediaries waived $1,401,532 of shareholder service fees and $53,550 of account administration fees. This waiver can be modified or terminated at any time.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.59% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2012	Ending Account Value 1/31/2013	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$0.91
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.30	$0.92
1	Expenses are equal to the Fund's annualized net expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 0.59% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.97 and $3.01, respectively.
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Evaluation and Approval of Advisory
Contract–May 2012
Federated Automated Government Money Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The
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information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expense born by the Fund.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Automated Government Money Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N815
8022501 (3/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2013
Ticker	FRFXX

Federated Capital Reserves Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	47.1%
Bank Instruments	26.2%
Variable Rate Instruments	24.4%
Repurchase Agreement	1.4%
United States Treasury	0.8%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At January 31, 2013, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	29.6%[4]
8-30 Days	25.4%
31-90 Days	36.7%
91-180 Days	6.3%
181 Days or more	1.9%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for descriptions of commercial paper, repurchase agreements and bank instruments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 14.8% of the Fund's portfolio.
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Portfolio of Investments
January 31, 2013 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—1.8%
		Finance - Automotive—1.0%
$3,580,434		Ally Auto Receivables Trust 2012-SN1, Class A1, 0.250%, 9/20/2013	$3,580,434
55,000,000		BMW Vehicle Lease Trust 2013-1, Class A1, 0.200%, 1/21/2014	55,000,000
54,933,834		Santander Drive Auto Receivables Trust 2012-6, Class A1, 0.300%, 10/15/2013	54,933,834
9,328,143		SMART Series 2012-4US Trust, Class A1, 0.290%, 10/14/2013	9,328,143
828,975	[1,2]	Wheels SPV, LLC 2012-1, Class A1, 0.500%, 5/20/2013	828,975
		TOTAL	123,671,386
		Finance - Equipment—0.5%
14,848,165		CNH Equipment Trust 2012-B, Class A1, 0.383%, 7/12/2013	14,848,165
3,572,131	[1,2]	GE Equipment Small Ticket LLC Series 2012-1, Class A1, 0.433%, 6/21/2013	3,572,131
16,220,980		GE Equipment Transportation LLC, Series 2012-2, Class A1, 0.260%, 10/24/2013	16,220,980
20,166,353	[1,2]	Navistar Financial 2012-A Owner Trust, Class A1, 0.432%, 7/18/2013	20,166,353
		TOTAL	54,807,629
		Finance - Retail—0.3%
30,000,000	[1,2]	Arkle Master Issuer PLC 2012-1, Class 1A, 0.406%, 2/17/2013	30,000,000
		TOTAL ASSET-BACKED SECURITIES	208,479,015
		BANK NOTE—2.1%
		Banking—2.1%
250,000,000		Bank of America N.A., 0.300% - 0.330%, 2/14/2013 - 3/18/2013	250,000,000
		CERTIFICATES OF DEPOSIT—26.2%
		Banking—26.2%
225,000,000		Bank of Montreal, 0.160%, 2/1/2013	225,000,000
575,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.240% - 0.270%, 2/19/2013 - 5/29/2013	575,000,000
70,000,000		Barclays Bank PLC, 0.250%, 2/14/2013	70,000,000
100,000,000		Citibank NA, New York, 0.290%, 4/17/2013	100,000,000
188,000,000		Credit Agricole Corporate and Investment Bank, 0.300% - 0.330%, 3/6/2013 - 3/8/2013	188,000,000
175,000,000		Credit Suisse, Zurich, 0.270%, 4/19/2013 - 4/26/2013	175,000,000
240,000,000		Deutsche Bank AG, 0.260% - 0.350%, 2/28/2013 - 3/21/2013	240,000,748
170,000,000		Fifth Third Bank, Cincinnati, 0.300% - 0.320%, 3/1/2013 - 4/11/2013	170,000,000
185,000,000		Mizuho Corporate Bank Ltd., 0.260% - 0.270%, 3/25/2013 - 4/12/2013	185,000,000
210,000,000		Natixis, 0.270% - 0.300%, 2/12/2013 - 3/4/2013	210,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		CERTIFICATES OF DEPOSIT—continued
		Banking—continued
$225,000,000		Rabobank Nederland NV, Utrecht, 0.350% - 0.370%, 4/10/2013 - 4/15/2013	$225,000,000
105,000,000		Societe Generale, Paris, 0.310% - 0.330%, 3/8/2013 - 3/11/2013	105,000,000
413,000,000		Sumitomo Mitsui Banking Corp., 0.260% - 0.270%, 2/22/2013 - 5/7/2013	413,000,000
120,000,000		Svenska Handelsbanken, Stockholm, 0.240%, 3/15/2013	120,000,700
75,000,000		Toronto Dominion Bank, 0.380%, 9/20/2013	75,000,000
		TOTAL CERTIFICATES OF DEPOSIT	3,076,001,448
		COLLATERALIZED LOAN AGREEMENTS—11.9%
		Banking—11.9%
125,000,000		Barclays Capital, Inc., 0.223% - 0.771%, 4/18/2013 - 4/30/2013	125,000,000
360,000,000		Citigroup Global Markets, Inc., 0.618% - 0.811%, 2/1/2013 - 3/8/2013	360,000,000
320,000,000		Credit Suisse Securities (USA) LLC, 0.314% - 0.750%, 2/1/2013 - 4/24/2013	320,000,000
115,000,000		Deutsche Bank Securities, Inc., 0.355% - 0.568%, 2/1/2013 - 2/25/2013	115,000,000
225,000,000		Goldman Sachs & Co., 0.456%, 2/6/2013	225,000,000
250,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.466% - 0.771%, 2/1/2013 - 4/18/2013	250,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,395,000,000
		COMMERCIAL PAPER—31.1%[3]
		Aerospace/Auto—0.2%
4,330,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.360% - 0.370%, 2/8/2013 - 2/15/2013	4,329,614
23,300,000	[1,2]	VW Credit, Inc., (GTD by Volkswagen AG), 0.200% - 0.310%, 2/1/2013 - 2/26/2013	23,298,923
		TOTAL	27,628,537
		Banking—13.0%
50,000,000	[1,2]	ASB Finance Ltd., 0.310%, 3/21/2013	49,979,333
250,000,000	[1,2]	Commonwealth Bank of Australia, 0.316%, 2/21/2013	249,956,250
105,200,000		Credit Agricole North America, Inc., 0.260%, 3/12/2013 - 3/21/2013	105,165,481
70,000,000		ICICI Bank Ltd., (Bank of America N.A. LOC), 0.501%, 3/25/2013 - 3/28/2013	69,947,570
50,000,000		ING (U.S.) Funding LLC, 0.270%, 2/1/2013	50,000,000
400,000,000		Lloyds TSB Bank PLC, London, 0.145%, 2/6/2013	399,991,944
20,000,000	[1,2]	LMA-Americas LLC, 0.320%, 4/16/2013	19,986,845
170,000,000	[1,2]	Mizuho Funding LLC, 0.240%, 4/26/2013	169,904,800
220,000,000	[1,2]	Northern Pines Funding LLC, 0.300% - 0.421%, 2/15/2013 - 3/27/2013	219,961,444
Semi-Annual Shareholder Report
3

Principal Amount			Value
		COMMERCIAL PAPER—continued[3]
		Banking—continued
$195,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.270% - 0.360%, 3/4/2013 - 5/2/2013	$194,905,879
		TOTAL	1,529,799,546
		Electric Power—1.2%
100,000,000	[1,2]	Electricite de France SA, 0.370%, 3/12/2013	99,959,917
38,560,000		Virginia Electric & Power Co., 0.290% - 0.350%, 2/27/2013 - 3/11/2013	38,547,144
		TOTAL	138,507,061
		Finance - Automotive—1.0%
122,700,000		FCAR Owner Trust, A1/P1 Series, 0.341%, 7/1/2013 - 7/2/2013	122,525,707
		Finance - Commercial—2.6%
95,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.260% - 0.270%, 3/1/2013 - 3/6/2013	94,978,775
213,000,000	[1,2]	Versailles Commercial Paper LLC, 0.300% - 0.340%, 2/20/2013 - 3/22/2013	212,938,678
		TOTAL	307,917,453
		Finance - Retail—3.0%
125,000,000	[1,2]	Barton Capital LLC, 0.250% - 0.290%, 2/5/2013 - 3/1/2013	124,975,761
45,000,000	[1,2]	Chariot Funding LLC, 0.300% - 0.331%, 3/7/2013 - 7/3/2013	44,962,100
17,900,000	[1,2]	Jupiter Securitization Co. LLC, 0.210%, 3/4/2013	17,896,763
50,000,000	[1,2]	Salisbury Receivables Company LLC, 0.250%, 2/14/2013	49,995,486
118,000,000	[1,2]	Sheffield Receivables Corp., 0.250% - 0.330%, 2/4/2013 - 2/14/2013	117,991,859
		TOTAL	355,821,969
		Machinery, Equipment, Auto—0.3%
36,900,000	[1,2]	Harley-Davidson Financial Services, Inc., (Harley-Davidson, Inc. Support Agreement), 0.300%, 2/14/2013 - 2/27/2013	36,894,255
		Mining—0.4%
41,104,000	[1,2]	Xstrata Finance (Canada) Ltd., (GTD by Xstrata PLC), 0.460% - 0.500%, 2/1/2013 - 3/8/2013	41,098,656
		Miscellaneous—0.2%
19,500,000	[1,2]	Bemis Co., Inc., 0.300%, 2/5/2013 - 2/12/2013	19,498,796
		Oil & Oil Finance—0.2%
26,000,000	[1,2]	Devon Energy Corp., 0.250% - 0.280%, 2/8/2013 - 2/26/2013	25,996,913
		Retail—0.3%
35,800,000	[1,2]	CVS Caremark Corp., 0.210%, 2/1/2013	35,800,000
		Sovereign—8.2%
425,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.250% - 0.300%, 2/12/2013 - 3/21/2013	424,901,708
50,000,000		Caisse des Depots et Consignations (CDC), 0.340%, 7/8/2013	49,925,988
150,000,000	[1,2]	Erste Abwicklungsanstalt, 0.331% - 0.411%, 5/15/2013 - 7/9/2013	149,794,320
Semi-Annual Shareholder Report
4

Principal Amount			Value
		COMMERCIAL PAPER—continued[3]
		Sovereign—continued
$335,000,000	[1,2]	Kells Funding, LLC, 0.280% - 0.411%, 2/11/2013 - 7/22/2013	$334,816,947
		TOTAL	959,438,963
		Utility Gas—0.5%
59,350,000	[1,2]	Northeast Utilities, 0.320% - 0.340%, 2/4/2013 - 2/6/2013	59,347,960
		TOTAL COMMERCIAL PAPER	3,660,275,816
		CORPORATE BONDS—0.2%
		Diversified—0.1%
11,918,000		General Electric Co., 5.000%, 2/1/2013	11,918,000
		Finance - Commercial—0.1%
5,374,000		General Electric Capital Corp., 1.875%, 9/16/2013	5,421,506
10,980,000		General Electric Capital Corp., 4.800%, 5/1/2013	11,088,583
		TOTAL	16,510,089
		TOTAL CORPORATE BONDS	28,428,089
		NOTES - VARIABLE—24.4%[4]
		Banking—21.9%
7,035,000		American Commercial Development, LLC, Series 2008, (Fulton Bank LOC), 1.500%, 2/7/2013	7,035,000
50,000,000		Australia & New Zealand Banking Group, Melbourne, 0.234%, 5/28/2013	49,998,398
100,000,000		Australia & New Zealand Banking Group, Melbourne, 0.248%, 7/8/2013	100,000,000
100,000,000		Australia & New Zealand Banking Group, Melbourne, 0.408%, 7/3/2013	100,000,000
200,000,000		Bank of Montreal, 0.304%, 4/16/2013	200,000,000
20,000,000		Bank of Montreal, 0.340%, 2/15/2013	20,000,000
75,000,000		Bank of Montreal, 0.343%, 2/6/2013	75,000,000
133,050,000	[1,2]	BlackRock Municipal Income Quality Trust, VMTP Shares (Series T0009), 0.190%, 2/1/2013	133,050,000
56,385,000	[1,2]	BlackRock MuniHoldings Fund, Inc., VMTP Shares (Series T0017), 0.190%, 2/1/2013	56,385,000
34,140,000	[1,2]	BlackRock MuniHoldings Quality Fund, Inc., VMTP Shares (Series T0019), 0.190%, 2/1/2013	34,140,000
113,000,000	[1,2]	Blackrock MuniYield Quality Fund II, Inc., VMTP Shares (Series T0012), 0.190%, 2/1/2013	113,000,000
20,000,000	[1,2]	BlackRock Strategic Municipal Trust, VMTP Shares (Series T0015), 0.190%, 2/1/2013	20,000,000
36,750,000		Brazos River Authority, TX, (Series 2001I), (Citibank NA, New York LOC), 0.330%, 2/6/2013	36,750,000
80,000,000		Canadian Imperial Bank of Commerce, 0.315%, 2/25/2013	80,000,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Banking—continued
$5,160,000		Capital Markets Access Co. LC, ECO Stonecrest, LLC. Series 2006, (SunTrust Bank LOC), 0.430%, 2/6/2013	$5,160,000
24,000,000		Carew Realty, Inc., Series 2012, (Fifth Third Bank, Cincinnati LOC), 0.320%, 2/7/2013	24,000,000
5,600,000		Cincinnati Hills Christian Academy, Inc., Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.240%, 2/7/2013	5,600,000
22,345,000		Fuller Road Management Corp., Series 2007, (Key Bank, N.A. LOC), 0.350%, 2/7/2013	22,345,000
54,575,000		Goldleaf Mortgage LLC, Series 2007-A, (BMO Harris Bank, N.A. LOC), 0.200%, 2/7/2013	54,575,000
5,600,000		Green Knight EDC, Series 2004, (Fulton Bank LOC), 1.500%, 2/7/2013	5,600,000
9,794,800		Herman & Kittle Capital, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.320%, 2/7/2013	9,794,800
780,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance Series 2007B-3, (Mizuho Corporate Bank Ltd. LOC), 0.190%, 2/6/2013	780,000
10,000,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.190%, 2/1/2013	10,000,000
75,000,000		JPMorgan Chase Bank, N.A., 0.405%, 2/21/2013	75,000,000
10,600,000		Lakeline Austin Development, LTD, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2013	10,600,000
14,140,000		Madison Hotel Investors I LLC, Series 2005 B, (BMO Harris Bank, N.A. LOC), 0.200%, 2/7/2013	14,140,000
9,645,000		Maryland State EDC, Human Genome Sciences Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 2/5/2013	9,645,000
7,000,000		Maryland State EDC, Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 2/5/2013	7,000,000
6,750,000	[1,2]	Metrodev Newark, LLC, Series 2008, (PNC Bank, N.A. LOC), 0.160%, 2/7/2013	6,750,000
25,000,000		Michigan Finance Authority, Series 2010-B, (PNC Bank, N.A. LOC), 0.180%, 2/7/2013	25,000,000
14,100,000		Mississippi Business Finance Corp., Dollar Tree Distribution, Inc. Series 1998, (Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2013	14,100,000
5,340,000		New Hampshire Business Finance Authority, Seacoast Health 1998B, (RBS Citizens Bank N.A. LOC), 0.450%, 2/7/2013	5,340,000
21,285,000		New York City Housing Development Corp., Series 2009 A2, (RBS Citizens Bank N.A. LOC), 0.180%, 2/6/2013	21,285,000
64,305,000		New York City Housing Development Corp., Series 2009-A1, (RBS Citizens Bank N.A. LOC), 0.170%, 2/6/2013	64,305,000
76,200,000		New York City Housing Development Corp., Series 2010-A1, (RBS Citizens Bank N.A. LOC), 0.170%, 2/6/2013	76,200,000
19,450,000		New York City Housing Development Corp., Series 2010-A2, (RBS Citizens Bank N.A. LOC), 0.180%, 2/6/2013	19,450,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Banking—continued
$67,500,000	[1,2]	Nuveen Insured Tax-Free Advantage Municipal Fund, VMTP Shares (Series 2014), 0.180%, 2/7/2013	$67,500,000
3,045,000		Pennsylvania Community Behavioral Healthcare Cooperative, Series 2006, (Fulton Bank LOC), 1.500%, 2/7/2013	3,045,000
8,330,000		Pinellas County, FL Health Facility Authority, (Series 2006A), (SunTrust Bank LOC), 0.150%, 2/1/2013	8,330,000
16,205,000		Pineview Estates LC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.290%, 2/7/2013	16,205,000
8,240,000		R.W. Sidley, Inc., Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.320%, 2/7/2013	8,240,000
100,000,000		Royal Bank of Canada, Montreal, 0.383%, 2/5/2013	100,000,000
10,000,000		Royal Bank of Canada, Montreal, 0.445%, 2/22/2013	10,000,000
13,095,000		San Francisco, CA City & County Airport Commission, (Series 2010 A-2), (JPMorgan Chase Bank, N.A. LOC), 0.100%, 2/6/2013	13,095,000
9,605,000	[1,2]	Springfield Surgical Properties LLC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.320%, 2/7/2013	9,605,000
100,000,000		Toronto Dominion Bank, 0.302%, 4/22/2013	100,000,000
35,000,000		Toronto Dominion Bank, 0.302%, 4/26/2013	35,000,000
50,000,000		Toronto Dominion Bank, 0.313%, 2/4/2013	50,000,000
364,580,000		Wells Fargo Bank, N.A., 0.380%, 3/22/2013	364,580,000
75,000,000		Westpac Banking Corp. Ltd., Sydney, 0.254%, 6/26/2013	75,000,000
180,000,000		Westpac Banking Corp. Ltd., Sydney, 0.259%, 7/1/2013	180,000,000
3,080,000	[1,2]	Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (TD Bank, N.A. LOC), 0.240%, 2/7/2013	3,080,000
22,490,000		York County, PA IDA, KDO Properties L. P. Project, Series 2010, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.552%, 2/7/2013	22,490,000
		TOTAL	2,578,198,198
		Finance - Commercial—0.8%
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.258%, 10/4/2013	50,000,000
12,700,000		General Electric Capital Corp., 0.309%, 3/20/2013	12,691,802
9,278,000		General Electric Capital Corp., 0.429%, 3/20/2013	9,280,456
5,190,000		Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 0.250%, 2/7/2013	5,190,000
14,700,000	[1,2]	Ziegler Realty, (General Electric Capital Corp. LOC), 0.300%, 2/7/2013	14,700,000
4,135,000	[1,2]	Ziegler Realty, Series 2008, (General Electric Capital Corp. LOC), 0.300%, 2/7/2013	4,135,000
		TOTAL	95,997,258
Semi-Annual Shareholder Report
7

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Government Agency—0.0%
$700,000		Frogtown LLC, Series 2004, (Federal Home Loan Bank of Cincinnati LOC), 0.400%, 2/7/2013	$700,000
		Insurance—0.4%
50,000,000		Metropolitan Life Insurance Co., 0.560%, 2/14/2013	50,000,000
		Metals—0.0%
3,600,000		Memphis-Shelby County, TN Industrial Development Board - PCRBs, (Series 2007), (GTD by Nucor Corp.), 0.340%, 2/6/2013	3,600,000
		Municipal—0.5%
19,000,000		Berkeley County, SC IDB, (Series 1998), 0.390%, 2/6/2013	19,000,000
34,700,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A), 0.400%, 2/6/2013	34,700,000
		TOTAL	53,700,000
		Sovereign—0.8%
89,000,000	[1,2]	Kells Funding, LLC, 0.345%, 3/19/2013	89,000,054
		TOTAL NOTES—VARIABLE	2,871,195,510
		REPURCHASE AGREEMENT—1.4%
167,948,000		Interest in $750,000,000, joint repurchase agreement 0.16%, dated 1/31/2013 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $750,003,333 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2043 and the market value of those underlying securities was $772,503,434.	167,948,000
		U.S. TREASURY—0.8%
95,000,000		United States Treasury Note, 3.125%, 4/30/2013	95,658,971
		TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	11,752,986,849
		OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	9,634,150
		TOTAL NET ASSETS—100%	$11,762,620,999
Semi-Annual Shareholder Report
8

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2013, these restricted securities amounted to $3,295,178,616, which represented 28.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2013, these liquid restricted securities amounted to $3,295,178,616, which represented 28.0% of total net assets.
3	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate note with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2013, all investments of the Fund are valued at amortized cost which is considered a Level 2 input in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
EDC	—Economic Development Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
PCRBs	—Pollution Control Revenue Bonds
PUTTERs	—Puttable Tax-Exempt Receipts
VMTP	—Variable Rate Municipal Term Preferred
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	0.000[1]	0.010	0.033
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.010	0.033
Less Distributions:
Distributions from net investment income	—	—	—	(0.000)[1]	(0.010)	(0.033)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.010)	(0.033)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	1.05%	3.31%
Ratios to Average Net Assets:
Net expenses	0.36%[4]	0.40%	0.39%[5]	0.46%[5]	1.03%[5]	1.00%[5]
Net investment income	0.00%[4]	0.00%	0.00%	0.00%[3]	1.01%	3.21%
Expense waiver/reimbursement[6]	0.96%[4]	0.93%	0.93%	0.87%	0.32%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,762,621	$10,720,892	$10,912,831	$10,735,359	$10,574,594	$10,106,815
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.39%, 0.46%, 1.03% and 1.00% for the years ended July 31, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
January 31, 2013 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$11,752,986,849
Receivable for investments sold		8,000,079
Income receivable		3,892,529
Receivable for shares sold		380
TOTAL ASSETS		11,764,879,837
Liabilities:
Bank overdraft	$651,531
Payable for transfer and dividend disbursing agent fees and expenses	1,031,684
Payable for share registration costs	423,990
Payable to adviser (Note 4)	36,152
Payable for distribution services fee (Note 4)	17,725
Payable for Director's/Trustees' fees	2,507
Accrued expenses	95,249
TOTAL LIABILITIES		2,258,838
Net assets for 11,762,629,338 shares outstanding		$11,762,620,999
Net Assets Consist of:
Paid-in capital		$11,762,616,783
Accumulated net realized gain on investments		4,216
TOTAL NET ASSETS		$11,762,620,999
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$11,762,620,999 ÷ 11,762,629,338 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Operations
Six Months Ended January 31, 2013 (unaudited)
Investment Income:
Interest			$20,541,325
Expenses:
Investment adviser fee (Note 4)		$16,991,467
Administrative fee (Note 4)		4,422,412
Custodian fees		167,105
Transfer and dividend disbursing agent fees and expenses		5,691,884
Directors'/Trustees' fees		30,954
Auditing fees		11,217
Legal fees		3,991
Portfolio accounting fees		88,219
Distribution services fee (Note 4)		31,151,023
Shareholder services fee (Note 4)		14,159,556
Share registration costs		1,499,576
Printing and postage		389,470
Insurance premiums		12,538
Miscellaneous		16,074
TOTAL EXPENSES		74,635,486
Waivers (Note 4):
Waiver of investment adviser fee	$(10,973,905)
Waiver of administrative fee	(18,392)
Waiver of distribution services fee	(28,942,308)
Waiver of shareholder services fee	(14,159,556)
TOTAL WAIVERS		(54,094,161)
Net expenses			20,541,325
Net investment income			—
Net realized gain on investments			14,606
Change in net assets resulting from operations			$14,606
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2013	Year Ended 7/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	14,606	29,766
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,606	29,766
Distributions to Shareholders:
Distributions from net realized gain on investments	(39,902)	(3,212)
Share Transactions:
Proceeds from sale of shares	2,869,035,458	4,366,525,061
Net asset value of shares issued to shareholders in payment of distributions declared	38,385	3,126
Cost of shares redeemed	(1,827,319,670)	(4,558,493,581)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,041,754,173	(191,965,394)
Change in net assets	1,041,728,877	(191,938,840)
Net Assets:
Beginning of period	10,720,892,122	10,912,830,962
End of period	$11,762,620,999	$10,720,892,122
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Notes to Financial Statements
January 31, 2013 (unaudited)
1. Organization
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Capital Reserves Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those
Semi-Annual Shareholder Report
14

terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. Shares of Beneficial Interest
The following table summarizes share activity:
	Six Months Ended 1/31/2013	Year Ended 7/31/2012
Shares sold	2,869,035,458	4,366,525,061
Shares issued to shareholders in payment of distributions declared	38,385	3,126
Shares redeemed	(1,827,319,670)	(4,558,493,581)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,041,754,173	(191,965,394)
4. Investment Adviser Fee and Other Transactions with Affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, the Adviser voluntarily waived $10,973,905 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, FAS waived $18,392 of its fee. The net fee paid to FAS was 0.078% of average aggregate daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, FSC waived $28,942,308 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2013, FSC did not retain any fees paid by the Fund.
Shareholder Services Fee
The Fund may pay fees “Service Fees” up to 0.25% of the average daily net assets of the Fund's shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2013, unaffiliated third-party financial intermediaries waived the entire $14,159,556 of Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction for Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”) up to but not including the later of (the “Termination Date”):
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(a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $0 and $10,600,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
5. Concentration of Risk
A substantial portion of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. Line of Credit
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the Fund did not utilize the LOC.
7. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2012	Ending Account Value 1/31/2013	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$1.81
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.39	$1.84
1	Expenses are equal to the Fund's annualized net expense ratio of 0.36%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.14 and $5.19, respectively.
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Evaluation and Approval of Advisory
Contract–May 2012
Federated Capital Reserves Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The
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information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Capital Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919304
Q450204 (3/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2013
Ticker	GRFXX

Federated Government Reserves Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	57.9%
U.S. Government Agency Securities	42.5%
U.S. Treasury Securities	0.7%
Other Assets and Liabilities—Net[2]	(1.1)%
TOTAL	100.0%
At January 31, 2013, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	52.9%
8-30 Days	13.5%
31-90 Days	16.7%
91-180 Days	5.9%
181 Days or more	12.1%
Other Assets and Liabilities—Net[2]	(1.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
January 31, 2013 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—42.5%
$321,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.159% - 0.320%, 2/1/2013 - 3/20/2013	$320,969,922
43,100,000		Federal Farm Credit System Notes, 0.170% - 0.230%, 10/9/2013 - 12/4/2013	43,090,910
195,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.100%, 4/10/2013 - 4/11/2013	194,962,958
335,600,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.144% - 0.310%, 2/1/2013 - 2/25/2013	335,563,172
1,911,765,000		Federal Home Loan Bank System Notes, 0.120% - 5.375%, 2/14/2013 - 2/28/2014	1,913,278,887
197,500,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.070% - 0.110%, 4/1/2013 - 7/23/2013	197,462,912
386,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.156% - 0.178%, 2/4/2013 - 2/19/2013	385,959,579
247,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.158% - 0.160%, 2/1/2013 - 2/6/2013	246,971,753
60,275,000		Federal Home Loan Mortgage Corp. Notes, 0.375% - 0.625%, 10/15/2013 - 12/23/2013	60,427,567
491,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.168% - 0.360%, 2/1/2013 - 2/20/2013	490,925,671
508,799,000		Federal National Mortgage Association Notes, 0.500% - 4.625%, 4/9/2013 - 2/5/2014	513,601,211
180,018,000	[2,3,4]	Straight A Funding, LLC (unconditional liquidity support from Federal Financing Bank) Discount Notes, 0.180%, 2/1/2013 - 2/6/2013	180,017,500
		TOTAL GOVERNMENT AGENCIES	4,883,232,042
		U.S. TREASURY—0.7%
30,000,000		United States Treasury Note, 0.500%, 11/15/2013	30,066,864
25,000,000		United States Treasury Note, 0.750%, 3/31/2013	25,020,929
30,000,000		United States Treasury Note, 3.375%, 7/31/2013	30,471,002
		TOTAL U.S. TREASURY	85,558,795
		REPURCHASE AGREEMENTS—57.9%
133,000,000	[5]	Repurchase agreement 0.12%, dated 1/22/2013 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $133,039,900 on 4/22/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2042 and the market value of those underlying securities was $135,665,027.	133,000,000
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Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$46,000,000	[5]	Repurchase agreement 0.13%, dated 1/23/2013 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $46,004,983 on 2/22/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/22/2027 and the market value of those underlying securities was $46,921,835.	$46,000,000
138,000,000	[5]	Repurchase agreement 0.15%, dated 1/16/2013 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $138,012,075 on 2/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2027 and the market value of those underlying securities was $140,769,555.	138,000,000
370,000,000	[5]	Repurchase agreement 0.19%, dated 1/2/2013 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $370,058,583 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2043 and the market value of those underlying securities was $377,587,162.	370,000,000
250,000,000	[5]	Repurchase agreement 0.19%, dated 11/7/2012 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $250,158,333 on 3/7/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2042 and the market value of those underlying securities was $255,117,251.	250,000,000
94,000,000	[5]	Repurchase agreement 0.19%, dated 12/3/2012 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $94,045,146 on 3/4/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/15/2042 and the market value of those underlying securities was $95,918,778.	94,000,000
46,000,000	[5]	Repurchase agreement 0.12%, dated 1/22/2013 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $46,009,047 on 3/22/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/15/2042 and the market value of those underlying securities was $47,381,580.	46,000,000
172,000,000	[5]	Repurchase agreement 0.16%, dated 1/14/2013 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $172,045,867 on 3/15/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2043 and the market value of those underlying securities was $176,419,990.	172,000,000
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Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$92,000,000	[5]	Repurchase agreement 0.17%, dated 1/15/2013 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $92,026,936 on 3/18/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/15/2041 and the market value of those underlying securities was $94,767,608.	$92,000,000
326,000,000	[5]	Repurchase agreement 0.17%, dated 1/15/2013 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $326,095,446 on 3/19/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/15/2040 and the market value of those underlying securities was $332,545,124.	326,000,000
341,000,000		Repurchase agreement 0.10%, dated 1/30/2013 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $341,006,631 on 2/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/25/2043 and the market value of those underlying securities was $348,970,736.	341,000,000
363,000,000		Repurchase agreement 0.12%, dated 1/31/2013 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $363,008,470 on 2/7/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/25/2043 and the market value of those underlying securities was $371,376,821.	363,000,000
580,227,000		Interest in $750,000,000, joint repurchase agreement 0.16%, dated 1/31/2013 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $750,003,333 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2043 and the market value of those underlying securities was $772,503,434.	580,227,000
389,000,000	[5]	Repurchase agreement 0.13%, dated 1/11/2013 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $389,043,546 on 2/11/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2043 and the market value of those underlying securities was $399,936,623.	389,000,000
379,000,000	[5]	Repurchase agreement 0.14%, dated 1/14/2013 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $379,044,217 on 2/13/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2043 and the market value of those underlying securities was $386,637,389.	379,000,000
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Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$500,000,000	Repurchase agreement 0.17%, dated 1/31/2013 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $500,002,361 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2043 and the market value of those underlying securities was $510,926,998.	$500,000,000
275,000,000	Repurchase agreement 0.07%, dated 1/29/2013 under which Goldman Sachs and Co. will repurchase the security provided as collateral for $275,003,743 on 2/5/2013. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Government Agency security with maturity to 3/25/2039 and the market value of that underlying security was $283,251,653.	275,000,000
139,000,000	Repurchase agreement 0.10%, dated 1/30/2013 under which Goldman Sachs and Co. will repurchase the security provided as collateral for $139,002,703 on 2/6/2013. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Government Agency security with maturity to 3/25/2039 and the market value of that underlying security was $143,170,796.	139,000,000
277,000,000	Repurchase agreement 0.12%, dated 1/31/2013 under which Goldman Sachs and Co. will repurchase the securities provided as collateral for $277,006,463 on 2/7/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 3/25/2039 and the market value of those underlying securities was $285,310,951.	277,000,000
184,000,000	Repurchase agreement 0.14%, dated 1/25/2013 under which Goldman Sachs and Co. will repurchase the security provided as collateral for $184,005,009 on 2/1/2013. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Government Agency security with maturity to 3/25/2039 and the market value of that underlying security was $189,525,160.	184,000,000
1,562,000,000	Repurchase agreement 0.16%, dated 1/31/2013 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $1,562,006,942 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2043 and the market value of those underlying securities was $1,607,096,380.	1,562,000,000
	TOTAL REPURCHASE AGREEMENTS	6,656,227,000
	TOTAL INVESTMENTS—101.1% (AT AMORTIZED COST)[6]	11,625,017,837
	OTHER ASSETS AND LIABILITIES - NET—(1.1)%[7]	(128,274,910)
	TOTAL NET ASSETS—100%	$11,496,742,927
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5

1	Floating rate note with current rate and next reset date shown.
2	Discount rate at the time of purchase.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2013, these restricted securities amounted to $180,017,500, which represented 1.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2013, these liquid restricted securities amounted to $180,017,500, which represented 1.6% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2013, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
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6

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	0.000[1]	0.004	0.028
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.004	0.028
Less Distributions:
Distributions from net investment income	—	—	(0.000)[1]	—	(0.004)	(0.028)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.004)	(0.028)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.43%	2.84%
Ratios to Average Net Assets:
Net expenses	0.21%[4]	0.17%	0.21%	0.27%[5]	0.85%[5]	1.00%
Net investment income	0.00%[4]	0.00%	0.00%	0.00%[3]	0.41%	2.69%
Expense waiver/reimbursement[6]	1.09%[4]	1.12%	1.09%	1.03%	0.48%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,496,743	$11,201,045	$10,917,384	$10,934,937	$12,545,150	$12,325,955
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.27% and 0.85% for the years ended July 31, 2010 and 2009, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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7

Statement of Assets and Liabilities
January 31, 2013 (unaudited)
Assets:
Investment in repurchase agreements	$6,656,227,000
Investment in securities	4,968,790,837
Total investment in securities, at amortized cost and fair value		$11,625,017,837
Cash		21,872
Income receivable		5,963,388
TOTAL ASSETS		11,631,003,097
Liabilities:
Payable for investments purchased	132,994,443
Payable to adviser (Note 4)	71,437
Accrued expenses	1,194,290
TOTAL LIABILITIES		134,260,170
Net assets for 11,496,744,057 shares outstanding		$11,496,742,927
Net Assets Consist of:
Paid-in capital		$11,496,742,927
TOTAL NET ASSETS		$11,496,742,927
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$11,496,742,927 ÷ 11,496,744,057 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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8

Statement of Operations
Six Months Ended January 31, 2013 (unaudited)
Investment Income:
Interest			$11,979,647
Expenses:
Investment adviser fee (Note 4)		$17,291,883
Administrative fee (Note 4)		4,500,645
Custodian fees		158,492
Transfer and dividend disbursing agent fees and expenses		5,792,641
Directors'/Trustees' fees		33,665
Auditing fees		11,217
Legal fees		3,990
Portfolio accounting fees		88,219
Distribution services fee (Note 4)		31,701,785
Shareholder services fee (Note 4)		14,409,902
Share registration costs		287,694
Printing and postage		468,262
Insurance premiums		12,952
Miscellaneous		15,892
TOTAL EXPENSES		74,777,239
Waivers (Note 4):
Waiver of investment adviser fee	$(16,666,893)
Waiver of administrative fee	(19,012)
Waiver of distribution services fee	(31,701,785)
Waiver of shareholder services fee	(14,409,902)
TOTAL WAIVERS		(62,797,592)
Net expenses			11,979,647
Net investment income			—
Net realized gain on investments			373
Change in net assets resulting from operations			$373
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2013	Year Ended 7/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	373	533
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	373	533
Distributions to Shareholders:
Distributions from net realized gain on investments	(906)	(29,961)
Share Transactions:
Proceeds from sale of shares	2,789,404,344	5,249,858,872
Net asset value of shares issued to shareholders in payment of distributions declared	896	29,314
Cost of shares redeemed	(2,493,706,794)	(4,966,197,708)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	295,698,446	283,690,478
Change in net assets	295,697,913	283,661,050
Net Assets:
Beginning of period	11,201,045,014	10,917,383,964
End of period	$11,496,742,927	$11,201,045,014
See Notes which are an integral part of the Financial Statements
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10

Notes to Financial Statements
January 31, 2013 (unaudited)
1. Organization
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Government Reserves Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those
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terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. Shares of Beneficial Interest
The following table summarizes share activity:
	Six Months Ended 1/31/2013	Year Ended 7/31/2012
Shares sold	2,789,404,344	5,249,858,872
Shares issued to shareholders in payment of distributions declared	896	29,314
Shares redeemed	(2,493,706,794)	(4,966,197,708)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	295,698,446	283,690,478
4. Investment Adviser Fee and Other Transactions with Affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, the Adviser voluntarily waived $16,666,893 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, FAS waived $19,012 of its fee. The net fee paid to FAS was 0.078% of average aggregate daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, FSC waived its entire fee of $31,701,785. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2013, unaffiliated third-party financial intermediaries waived the entire $14,409,902 of Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction for Fund Expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”) up to but not including the later of (the “Termination Date”):
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(a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
5. Line of Credit
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the Fund did not utilize the LOC.
6. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2012	Ending Account Value 1/31/2013	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$1.06
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.15	$1.07
1	Expenses are equal to the Fund's annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.14 and $5.19, respectively.
Semi-Annual Shareholder Report
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Evaluation and Approval of Advisory
Contract–May 2012
Federated Government Reserves Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The
Semi-Annual Shareholder Report
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information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expense born by the Fund.
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21

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Government Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919205
34454 (3/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2013
Ticker	FMTXX

Federated Master Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	44.7%
Bank Instruments	39.0%
Variable Rate Instruments	3.2%
U.S. Treasury Security	0.9%
Repurchase Agreement	12.1%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At January 31, 2013, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	24.7%[4]
8-30 Days	28.4%
31-90 Days	35.2%
91-180 Days	8.9%
181 Days or more	2.7%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes asset-backed securities, collateralized loan agreements, commercial paper and corporate bonds with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 16.3% of the Fund's portfolio.
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1

Portfolio of Investments
January 31, 2013 (unaudited)
Principal Amount			Value
		Asset-Backed Securities—3.9%
		Finance - Automotive—1.2%
$286,435		Ally Auto Receivables Trust 2012-SN1, Class A1, 0.250%, 9/20/2013	$286,435
59,282		AmeriCredit Automobile Receivables Trust 2012-3, Class A1, 0.361%, 7/8/2013	59,282
1,000,000		Santander Drive Auto Receivables Trust 2013-1, Class A1, 0.260%, 1/15/2014	1,000,000
		TOTAL	1,345,717
		Finance - Retail—2.7%
3,000,000	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 1A, 0.406%, 2/18/2013	3,000,000
		TOTAL ASSET-BACKED SECURITIES	4,345,717
		Bank Note—4.5%
		Finance - Banking—4.5%
5,000,000		Bank of America N.A., 0.300%, 2/14/2013	5,000,000
		Certificates of Deposit—34.5%
		Finance - Banking—34.5%
3,700,000		BNP Paribas SA, 0.260%, 5/1/2013	3,700,000
2,000,000	[3]	Bank of Montreal, 0.340%, 2/15/2013	2,000,000
1,000,000		Bank of Montreal, 0.380%, 10/15/2013	1,000,000
3,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.270%, 4/3/2013	3,000,000
2,000,000		Barclays Bank PLC, 0.250%, 2/15/2013	2,000,000
2,000,000	[3]	Canadian Imperial Bank of Commerce, 0.315%, 2/25/2013	2,000,000
4,500,000		Citibank NA, New York, 0.290%, 2/13/2013	4,500,000
3,000,000		Credit Agricole Corporate and Investment Bank, 0.300% - 0.330%, 3/6/2013 - 3/8/2013	3,000,000
2,000,000		Deutsche Bank AG, 0.250%, 2/15/2013	2,000,000
3,000,000	[3]	JPMorgan Chase Bank, N.A., 0.405%, 2/21/2013	3,000,000
5,500,000		Mizuho Corporate Bank Ltd., 0.250% - 0.260%, 2/27/2013 - 4/12/2013	5,500,000
2,000,000		Rabobank Nederland NV, Utrecht, 0.350%, 4/15/2013	2,000,000
4,900,000		Sumitomo Mitsui Banking Corp., 0.240%, 5/17/2013 - 5/28/2013	4,900,000
		TOTAL CERTIFICATES OF DEPOSIT	38,600,000
		Collateralized Loan Agreements—10.3%
		Finance - Banking—10.3%
1,000,000		Citigroup Global Markets, Inc., 0.669%, 2/1/2013	1,000,000
5,000,000		Credit Suisse Securities (USA) LLC, 0.304%, 2/6/2013	5,000,000
5,500,000		Wells Fargo Securities, LLC, 0.355% - 0.406%, 4/1/2013 - 4/23/2013	5,500,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	11,500,000
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2

Principal Amount			Value
		Commercial Paper—27.8%[4]
		Finance - Banking—14.0%
$1,600,000	[1,2]	Commonwealth Bank of Australia, 0.316%, 2/21/2013	$1,599,720
5,000,000		ING (U.S.) Funding LLC, 0.235%, 4/17/2013	4,997,552
4,000,000	[1,2]	Northern Pines Funding LLC, 0.240%, 4/17/2013	3,998,000
3,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.330%, 2/1/2013	3,000,000
2,000,000	[1,2,3]	Westpac Banking Corp. Ltd., Sydney, 0.320%, 2/1/2013	2,000,000
		TOTAL	15,595,272
		Finance - Commercial—2.7%
3,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.260%, 3/11/2013	2,999,177
		Finance - Retail—3.1%
500,000	[1,2]	Barton Capital LLC, 0.250%, 2/5/2013	499,986
3,000,000	[1,2]	Sheffield Receivables Corp., 0.220%, 4/16/2013	2,998,643
		TOTAL	3,498,629
		Sovereign—8.0%
2,000,000		Caisse des Depots et Consignations (CDC), 0.340%, 7/8/2013	1,997,040
3,000,000	[1,2]	Erste Abwicklungsanstalt, 0.341%, 7/5/2013	2,995,637
4,000,000	[1,2]	Kells Funding, LLC, 0.330%, 2/11/2013	3,999,633
		TOTAL	8,992,310
		TOTAL COMMERCIAL PAPER	31,085,388
		Corporate Bonds—2.7%
		Diversified—0.6%
658,000		General Electric Co., 5.000%, 2/1/2013	658,000
		Finance - Commercial—2.1%
250,000		General Electric Capital Corp., 4.800%, 5/1/2013	252,715
2,000,000		General Electric Capital Corp., 5.400%, 9/20/2013	2,063,904
		TOTAL	2,316,619
		TOTAL CORPORATE BONDS	2,974,619
		Notes - Variable—3.2%[3]
		Finance - Banking—1.4%
1,600,000		JPMorgan Chase Bank, N.A., 0.324%, 2/28/2013	1,600,000
		Government Agency—1.8%
2,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.150%, 2/7/2013	2,000,000
		TOTAL NOTES - VARIABLE	3,600,000
		U.S. Treasury Note—0.9%
		U.S. Treasury Note—0.9%
1,000,000		United States Treasury, 3.125%, 4/30/2013	1,006,936
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3

Principal Amount		Value
	Repurchase Agreement—12.1%
$13,534,000	Interest in $3,875,000,000 joint repurchase agreement 0.16%, dated 1/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,875,017,222 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2042 and the market value of those underlying securities was $3,952,517,567. (AT COST)	$13,534,000
	TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	111,646,660
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	134,750
	TOTAL NET ASSETS—100%	$111,781,410
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2013, these restricted securities amounted to $24,090,796, which represented 21.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2013, these liquid restricted securities amounted to $24,090,796, which represented 21.6% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	0.000[1]	0.015	0.038
Net realized gain (loss) on investments	0.000[1]	—	0.000[1]	(0.000)[1]	(0.000)[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	—	0.000[1]	0.000[1]	0.015	0.038
Less Distributions:
Distributions from net investment income	—	—	(0.000)[1]	(0.000)[1]	(0.015)	(0.038)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%	0.00%	0.00%[3]	0.02%	1.48%	3.87%
Ratios to Average Net Assets:
Net expenses	0.34%[4]	0.38%	0.37%	0.43%	0.52%	0.47%
Net investment income	0.00%[4]	0.00%	0.00%	0.03%	1.45%	3.79%
Expense waiver/reimbursement[5]	0.32%[4]	0.34%	0.33%	0.22%	0.11%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$111,781	$94,546	$108,861	$118,767	$187,319	$233,369
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Statement of Assets and Liabilities
January 31, 2013 (unaudited)
Assets:
Investment in repurchase agreements	$13,534,000
Investment in securities	98,112,660
Total investment in securities, at amortized cost and fair value		$111,646,660
Cash		84,622
Income receivable		88,660
Receivable for shares sold		1,010
TOTAL ASSETS		111,820,952
Liabilities:
Payable for shares redeemed	26,272
Payable for investment adviser fee (Note 5)	7,456
Payable for transfer and dividend disbursing agent fees and expenses	1,968
Payable for portfolio accounting fees	3,645
Accrued expenses	201
TOTAL LIABILITIES		39,542
Net assets for 111,771,917 shares outstanding		$111,781,410
Net Assets Consist of:
Paid-in capital		$111,781,482
Accumulated net realized loss on investments		(72)
TOTAL NET ASSETS		$111,781,410
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$111,781,410 ÷ -111,771,917 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2013 (unaudited)
Investment Income:
Interest			$171,548
Expenses:
Investment adviser fee (Note 5)		$204,012
Administrative fee (Note 5)		46,198
Custodian fees		4,569
Transfer and dividend disbursing agent fees and expenses		4,720
Directors'/Trustees' fees		372
Auditing fees		10,208
Legal fees		3,991
Portfolio accounting fees		21,211
Share registration costs		24,714
Printing and postage		10,597
Insurance premiums		2,033
Miscellaneous		339
TOTAL EXPENSES		332,964
Waivers (Note 5):
Waiver of investment adviser fee	$(159,374)
Waiver of administrative fee	(2,042)
TOTAL WAIVERS		(161,416)
Net expenses			171,548
Net investment income			—
Net realized gain on investments			350
Change in net assets resulting from operations			$350
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2013	Year Ended 7/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	350	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	350	—
Share Transactions:
Proceeds from sale of shares	196,960,519	353,973,127
Cost of shares redeemed	(179,725,884)	(368,288,135)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	17,234,635	(14,315,008)
Change in net assets	17,234,985	(14,315,008)
Net Assets:
Beginning of period	94,546,425	108,861,433
End of period	$111,781,410	$94,546,425
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2013 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Master Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those
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terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a
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security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 1/31/2013	Year Ended 7/31/2012
Shares sold	196,960,519	353,973,127
Shares redeemed	(179,725,884)	(368,288,135)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	17,234,635	(14,315,008)
4. FEDERAL TAX INFORMATION
At July 31, 2012, the Fund had a capital loss carryforward of $422 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$86	—	$86
2017	$34	NA	$34
2019	$302	NA	$302
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2013, the Adviser waived $159,374 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, FAS waived $2,042 of its fee. The net fee paid to FAS was 0.087% of average daily net assets of the Fund.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for Service Fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2013, the Fund did not incur Service Fees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
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7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2012	Ending Account Value 1/31/2013	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$1.71
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.49	$1.73
1	Expenses are equal to the Fund's annualized net expense ratio of 0.34%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's contractual Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Investment Adviser Fee), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
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Evaluation and Approval of Advisory
Contract–May 2012
FEDERATED MASTER TRUST (the “ Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The
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information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Master Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N740
8070106 (3/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2013
Ticker	MUTXX

Federated Municipal Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	82.9%
Municipal Notes	16.8%
Commercial Paper	0.4%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100.0%
At January 31, 2013, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	83.4%
8-30 Days	1.0%
31-90 Days	4.4%
91-180 Days	4.7%
181 Days or more	6.6%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2013 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.1%[1,2]
		Arkansas—2.7%
$6,400,000		Pulaski County, AR Public Facilities Board, (Series 2005: Markham Oaks and Indian Hills Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Federal Home Loan Bank of Atlanta LOC), 0.180%, 2/7/2013	$6,400,000
7,530,000		Pulaski County, AR Public Facilities Board, (Series 2012: Waterford and Bowman Heights Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Federal Home Loan Bank of Atlanta LOC), 0.180%, 2/7/2013	7,530,000
		TOTAL	13,930,000
		California—3.9%
7,000,000	[3,4]	Nuveen California Investment Quality Municipal Fund, Inc., (Series 2-100), Weekly VRDPs (GTD by Citibank N.A. New York), 0.200%, 2/7/2013	7,000,000
13,000,000	[3,4]	Nuveen California Quality Income Municipal Fund, Inc., (Series 1-1581), Weekly VRDPs (GTD by Citibank N.A. New York), 0.180%, 2/7/2013	13,000,000
		TOTAL	20,000,000
		Colorado—3.3%
2,055,000		Colorado HFA (Class I Bonds), (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 2/7/2013	2,055,000
15,000,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485), 0.320% TOBs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), Optional Tender 3/21/2013	15,000,000
		TOTAL	17,055,000
		Florida—6.7%
2,400,000		Collier County, FL IDA, (Series 2005) Weekly VRDNs (Ave Maria Utility Company)/(SunTrust Bank LOC), 0.250%, 2/6/2013	2,400,000
1,600,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.110%, 2/6/2013	1,600,000
13,970,000		Florida Housing Finance Corp., (Series 2003 P: Wellesley Apartments) Weekly VRDNs (TWC Twenty-Two )/(Citibank NA, New York LOC), 0.130%, 2/6/2013	13,970,000
1,000,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.220%, 2/7/2013	1,000,000
1,345,000		Martin County, FL IDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of the Treasure Coast, FL)/(SunTrust Bank LOC), 0.180%, 2/6/2013	1,345,000
4,000,000		Orange County, FL IDA, (Series 2000) Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 0.180%, 2/6/2013	4,000,000
3,105,000		Orange County, FL IDA, (Series 2004) Weekly VRDNs (UCF Hospitality School Student Housing Foundation)/(SunTrust Bank LOC), 0.180%, 2/6/2013	3,105,000
Semi-Annual Shareholder Report
2

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Florida—continued
$2,200,000	St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.120%, 2/1/2013	$2,200,000
5,000,000	St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.160%, 2/1/2013	5,000,000
	TOTAL	34,620,000
	Georgia—1.4%
7,500,000	Waycross and Ware County Development Authority, (Series 2007) Weekly VRDNs (Rich Products Corp.)/(Bank of America N.A. LOC), 0.150%, 2/6/2013	7,500,000
	Illinois—9.7%
3,395,000	Chicago, IL, (Series 2001) Weekly VRDNs (John Hofmeister & Son)/(BMO Harris Bank, N.A. LOC), 0.210%, 2/7/2013	3,395,000
3,400,000	Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 0.350%, 2/7/2013	3,400,000
4,485,000	Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (CHS Acquisition Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.280%, 2/7/2013	4,485,000
8,500,000	Illinois Development Finance Authority, (Series 1998) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/7/2013	8,500,000
10,675,000	Illinois Finance Authority, (Series 2007A) Weekly VRDNs (McKinley Foundation)/(Key Bank, N.A. LOC), 0.240%, 2/7/2013	10,675,000
3,000,000	Illinois State, (Series 2012), 2.000% Bonds, 2/1/2013	3,000,000
14,000,000	Kane County, IL, (Series 1993) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/7/2013	14,000,000
3,000,000	Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 2/6/2013	3,000,000
	TOTAL	50,455,000
	Indiana—1.2%
6,000,000	Indiana State Finance Authority Industrial Revenue, IDRB (Series 2011) Weekly VRDNs (Modern Forge Indiana LLC)/(Fifth Third Bank, Cincinnati LOC), 0.240%, 2/1/2013	6,000,000
	Kentucky—0.8%
945,000	Leitchfield, KY IDA, (Series 1999) Weekly VRDNs (Styline Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.240%, 2/7/2013	945,000
3,120,000	Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 0.360%, 2/7/2013	3,120,000
	TOTAL	4,065,000
	Louisiana—0.6%
3,300,000	Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 2/6/2013	3,300,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Maine—3.8%
$9,700,000		Maine State Housing Authority, (Series 2004B-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.140%, 2/7/2013	$9,700,000
10,000,000		Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.160%, 2/7/2013	10,000,000
		TOTAL	19,700,000
		Michigan—2.7%
7,410,000		Iron County, MI EDC, (Series 2008) Weekly VRDNs (Pine River Hardwoods, LLC)/(BMO Harris Bank, N.A. LOC), 0.460%, 2/7/2013	7,410,000
6,535,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Goodwill Industries of Greater Grand Rapids, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/1/2013	6,535,000
		TOTAL	13,945,000
		Multi State—3.1%
1,172,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-13 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.250%, 2/7/2013	1,172,000
1,458,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-68 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.250%, 2/7/2013	1,458,000
3,460,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate AMT) Series 2009-78 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.250%, 2/7/2013	3,460,000
10,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., (Series 1-2118), 0.200%, 2/7/2013	10,000,000
		TOTAL	16,090,000
		Nevada—0.5%
2,595,000		Director of the State of Nevada Department of Business and Industry, IDRB (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.400%, 2/7/2013	2,595,000
		New Hampshire—4.9%
25,290,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(RBS Citizens Bank N.A. LOC), 0.170%, 2/1/2013	25,290,000
		New Jersey—14.3%
5,000,000		East Greenwich Township, NJ, (Series 2013A), 1.00% BANs, 11/21/2013	5,015,750
5,000,000		Edison Township, NJ, 1.000% BANs, 8/30/2013	5,012,036
3,000,000		Fairfield Township, NJ, 1.000% BANs, 2/21/2013	3,000,651
5,000,000		Highland Park, NJ, 1.250% BANs, 11/1/2013	5,021,150
2,000,000		Jackson Township, NJ, (Series 2012A), 1.250% BANs, 8/7/2013	2,005,384
4,085,000		Margate, NJ, 1.250% BANs, 7/23/2013	4,096,852
Semi-Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$7,500,000		Millburn Township, NJ, 1.000% BANs, 6/19/2013	$7,514,141
10,100,000		New Jersey EDA, (Series 2007) Daily VRDNs (Pivotal Utility Holdings, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.140%, 2/1/2013	10,100,000
500,000		New Jersey Health Care Facilities Financing Authority, (Series 2008B) Weekly VRDNs (AHS Hospital Corp.)/(Bank of America N.A. LOC), 0.110%, 2/7/2013	500,000
3,750,000		New Jersey State Transportation Trust Fund Authority, (Series 2009D) Weekly VRDNs (New Jersey State)/(Wells Fargo Bank, N.A. LOC), 0.090%, 2/6/2013	3,750,000
5,321,218		North Plainfield, NJ, 1.500% BANs, 6/11/2013	5,332,659
1,600,000		North Wildwood, NJ, 1.500% BANs, 5/17/2013	1,602,645
2,009,800		Oradell Borough, NJ, 1.250% BANs, 4/12/2013	2,011,825
3,000,000		Roselle, NJ, 1.500% BANs, 5/22/2013	3,005,548
10,000,000		South River, NJ, (Series 2012A), 1.000% BANs, 12/18/2013	10,027,780
2,983,000		Vernon Township, NJ, 1.500% BANs, 5/24/2013	2,989,359
3,684,305		West Orange Township, NJ, 1.000% BANs, 10/22/2013	3,693,551
		TOTAL	74,679,331
		New York—9.0%
515,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 2/7/2013	515,000
1,395,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.380%, 2/7/2013	1,395,000
1,295,000		New York City, NY IDA, IDRB (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.250%, 2/7/2013	1,295,000
13,000,000		New York City, NY TFA, (Series 1999A-1) Weekly VRDNs (TD Bank, N.A. LIQ), 0.090%, 2/6/2013	13,000,000
12,090,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11683) Weekly VRDNs (Citibank NA, New York LIQ), 0.350%, 2/7/2013	12,090,000
6,335,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11701) Weekly VRDNs (Citibank NA, New York LIQ), 0.350%, 2/7/2013	6,335,000
6,450,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11702) Weekly VRDNs (Citibank NA, New York LIQ), 0.350%, 2/7/2013	6,450,000
130,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11705) Weekly VRDNs (Citibank NA, New York LIQ), 0.350%, 2/7/2013	130,000
6,000,000		Oyster Bay, NY, (Series 2012A), 2.500% BANs, 3/8/2013	6,011,740
		TOTAL	47,221,740
		Ohio—0.9%
3,155,000		Butler County, OH, 0.400% BANs, 8/1/2013	3,155,000
1,700,000		Ohio HFA, (Series J) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.120%, 2/6/2013	1,700,000
		TOTAL	4,855,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Oklahoma—1.4%
$7,221,454	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2009-5 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.220%, 2/7/2013	$7,221,454
		Oregon—3.9%
20,000,000		Oregon State Housing and Community Services Department, (2008 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.150%, 2/7/2013	20,000,000
		Rhode Island—2.4%
7,390,000		Rhode Island State Health and Educational Building Corp., (Series 2005A: Catholic School Pool Program Issue) Daily VRDNs (RBS Citizens Bank N.A. LOC), 0.150%, 2/1/2013	7,390,000
3,815,000		Rhode Island State Health and Educational Building Corp., (Series 2007) Weekly VRDNs (CVS-Highlander Charter School, Inc.)/(RBS Citizens Bank N.A. LOC), 0.170%, 2/6/2013	3,815,000
1,080,000		Warwick, RI Housing Authority, (Series 2001) Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 0.160%, 2/1/2013	1,080,000
		TOTAL	12,285,000
		Tennessee—3.6%
3,565,000		Coffee County, TN Industrial Board, (Series 2008) Weekly VRDNs (Fischer Land Development, LLC)/(Fifth Third Bank, Cincinnati LOC), 0.240%, 2/1/2013	3,565,000
2,500,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.230%, 2/6/2013	2,500,000
6,615,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2008) Weekly VRDNs (Mur-Ci Homes, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/1/2013	6,615,000
5,965,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/1/2013	5,965,000
		TOTAL	18,645,000
		Texas—9.7%
15,000,000		Austin, TX Airport System, (Series 2005-3) Weekly VRDNs (Austin, TX)/(State Street Bank and Trust Co. LOC), 0.110%, 2/7/2013	15,000,000
14,000,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.170%, 2/7/2013	14,000,000
9,000,000		Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(JPMorgan Chase Bank, N.A. and Wells Fargo Bank, N.A. LIQs), 0.110%, 2/7/2013	9,000,000
2,200,000		Jewett, TX EDC, (Series 2003) Weekly VRDNs (Nucor Corp.), 0.340%, 2/6/2013	2,200,000
10,000,000	[3,4]	Texas State, PUTTERs (Series 4262) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.120%, 2/1/2013	10,000,000
		TOTAL	50,200,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Virginia—0.4%
$2,200,000	Halifax, VA IDA, MMMs, PCR (Series 1992), 0.750% CP (Virginia Electric & Power Co.), Mandatory Tender 2/11/2013	$2,200,000
	Washington—5.9%
6,125,000	Port Bellingham, WA Industrial Development Corp., (Series 2006) Weekly VRDNs (Hempler Foods Group LLC)/(Bank of Montreal LOC), 0.170%, 2/7/2013	6,125,000
24,600,000	Washington State Housing Finance Commission: MFH, (Series 2007A) Weekly VRDNs (Merrill Gardens at Kirkland LLC)/(Bank of America N.A. LOC), 0.150%, 2/7/2013	24,600,000
	TOTAL	30,725,000
	Wisconsin—3.3%
7,710,000	Janesville, WI, (Series 1992) Weekly VRDNs (Seneca Foods Corp.)/(Royal Bank of Scotland NV LOC), 0.240%, 2/7/2013	7,710,000
5,000,000	Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(BMO Harris Bank, N.A. LOC), 0.460%, 2/7/2013	5,000,000
4,540,000	Wisconsin State HEFA, (Series 2008) Weekly VRDNs (Wisconsin Lutheran Child & Family Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.230%, 2/7/2013	4,540,000
	TOTAL	17,250,000
	TOTAL INVESTMENTS—100.1% (AT AMORTIZED COST)[5]	519,827,525
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[6]	(409,045)
	TOTAL NET ASSETS—100%	$519,418,480
Securities that are subject to the federal alternative minimum tax (AMT) represent 57.3% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
Semi-Annual Shareholder Report
7

At January 31, 2013, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.1%	2.9%
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2013, these restricted securities amounted to $94,316,454, which represented 18.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2013, these liquid restricted securities amounted to $94,316,454, which represented 18.2% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2013, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Semi-Annual Shareholder Report
8

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CP	—Commercial Paper
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
MMMs	—Money Market Municipals
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SPEARS	—Short Puttable Exempt Adjustable Receipts
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	0.000[1]	0.011	0.021
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.011	0.021
Less Distributions:
Distributions from net investment income	—	—	(0.000)[1]	(0.000)[1]	(0.011)	(0.021)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.011)	(0.021)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.04%	0.00%[3]	0.02%	1.07%	2.09%
Ratios to Average Net Assets:
Net expenses	0.34%[4]	0.42%	0.52%	0.67%	1.03%[5]	1.00%[5]
Net investment income	0.00%[4]	0.00%	0.00%	0.02%	0.85%	1.99%
Expense waiver/reimbursement[6]	1.04%[4]	0.97%	0.82%	0.67%	0.35%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$519,418	$495,839	$442,970	$890,639	$1,178,029	$628,860
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.03% and 1.00% for the years ended July 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
January 31, 2013 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$519,827,525
Cash		41,635
Receivable for investments sold		4,050,083
Income receivable		596,813
TOTAL ASSETS		524,516,056
Liabilities:
Payable for investments purchased	$5,015,750
Payable to adviser (Note 4)	11,078
Payable for distribution services fee (Note 4)	5,103
Payable for Directors'/Trustees' fees	1,418
Accrued expenses	64,227
TOTAL LIABILITIES		5,097,576
Net assets for 519,417,190 shares outstanding		$519,418,480
Net Assets Consist of:
Paid-in capital		$519,414,246
Accumulated net realized gain on investments		4,234
TOTAL NET ASSETS		$519,418,480
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$519,418,480 ÷ 519,417,190 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Operations
Six Months Ended January 31, 2013 (unaudited)
Investment Income:
Interest			$883,464
Expenses:
Investment adviser fee (Note 4)		$781,184
Administrative fee (Note 4)		203,324
Custodian fees		13,944
Transfer and dividend disbursing agent fees and expenses		262,085
Directors'/Trustees' fees		207
Auditing fees		10,208
Legal fees		4,456
Portfolio accounting fees		55,452
Distribution services fee (Note 4)		1,432,171
Shareholder services fee (Note 4)		650,987
Share registration costs		161,523
Printing and postage		16,810
Insurance premiums		2,348
Miscellaneous		997
TOTAL EXPENSES		3,595,696
Waivers (Note 4):
Waiver of investment adviser fee	$(709,524)
Waiver of administrative fee	(871)
Waiver of distribution services fee	(1,350,850)
Waiver of shareholder services fee	(650,987)
TOTAL WAIVERS		(2,712,232)
Net expenses			883,464
Net investment income			—
Net realized gain on investments			35,711
Change in net assets resulting from operations			$35,711
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2013	Year Ended 7/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	35,711	67,640
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	35,711	67,640
Distributions to Shareholders:
Distributions from net realized gain on investments	(96,966)	(158,043)
Share Transactions:
Proceeds from sale of shares	269,693,352	514,729,081
Net asset value of shares issued to shareholders in payment of distributions declared	96,966	158,043
Cost of shares redeemed	(246,149,963)	(461,927,805)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	23,640,355	52,959,319
Change in net assets	23,579,100	52,868,916
Net Assets:
Beginning of period	495,839,380	442,970,464
End of period	$519,418,480	$495,839,380
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2013 (unaudited)
1. Organization
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Municipal Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal. The Fund may be subject to the federal AMT for individuals and corporations and state and local income taxes.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly.
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Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. Shares of Beneficial Interest
The following table summarizes share activity:
	Six Months Ended 1/31/2013	Year Ended 7/31/2012
Shares sold	269,693,352	514,729,081
Shares issued to shareholders in payment of distributions declared	96,966	158,043
Shares redeemed	(246,149,963)	(461,927,805)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	23,640,355	52,959,319
4. Investment Adviser Fee and Other Transactions with Affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, the Adviser voluntarily waived $709,524 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, FAS waived $871 of its fee. The net fee paid to FAS was 0.078% of average aggregate daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, FSC waived $1,350,850 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2013, FSC retained $4,828 of fees paid by the Fund.
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Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2013, unaffiliated third-party financial intermediaries waived the entire $650,987 of Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $215,570,000 and $189,745,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
5. Line of Credit
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the Fund did not utilize the LOC.
6. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2012	Ending Account Value 1/31/2013	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.20	$1.71
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.49	$1.73
1	Expenses are equal to the Fund's annualized net expense ratio of 0.34%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.14 and $5.19, respectively.
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Evaluation and Approval of Advisory
Contract–May 2012
Federated Municipal Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
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competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a
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finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919106
Q450814 (3/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2013
Share Class	Ticker
Institutional	GOIXX
Service	GOSXX
Capital	GOCXX
Trust	GORXX

Federated Government Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	59.3%
U.S. Government Agency Securities	40.6%
U.S. Treasury Securities	0.7%
Other Assets and Liabilities—Net[2]	(0.6)%
TOTAL	100.0%
At January 31, 2013, the Fund's effective maturity3 schedule was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	49.0%
8-30 Days	17.7%
31-90 Days	16.9%
91-180 Days	5.7%
181 Days or more	11.3%
Other Assets and Liabilities—Net[2]	(0.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
January 31, 2013 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—40.6%
$825,410,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.159% - 0.320%, 2/1/2013 - 3/20/2013	$825,384,506
157,913,000		Federal Farm Credit System Notes, 0.170% - 4.250%, 2/21/2013 - 12/1/2013	158,169,231
546,500,000	[2]	Federal Home Loan Bank System Discount Notes, 0.100% - 0.180%, 2/12/2013 - 4/11/2013	546,399,660
682,450,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.135% - 0.320%, 2/1/2013 - 2/25/2013	682,462,652
5,151,220,000		Federal Home Loan Bank System Notes, 0.120% - 5.375%, 2/6/2013 - 2/28/2014	5,160,578,265
496,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.070% - 0.110%, 2/13/2013 - 7/23/2013	495,904,427
1,179,250,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.156% - 0.178%, 2/3/2013 - 2/17/2013	1,179,123,490
672,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.158% - 0.159%, 2/3/2013 - 2/6/2013	671,922,743
391,368,000		Federal Home Loan Mortgage Corp., Notes 0.375% - 4.875%, 3/28/2013 - 12/23/2013	394,066,728
20,345,000	[2]	Federal National Mortgage Association Discount Notes, 0.162% - 0.164%, 2/13/2013 - 2/14/2013	20,343,841
1,354,005,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.169% - 0.360%, 2/1/2013 - 2/20/2013	1,353,838,686
1,071,389,000		Federal National Mortgage Association Notes, 0.500% - 4.625%, 2/22/2013 - 2/5/2014	1,079,905,424
487,741,200	[1]	Housing and Urban Development Floating Rate Notes, 0.508%, 2/1/2013	487,741,200
7,650,000		Tennessee Valley Authority, 4.750%, 8/1/2013	7,824,576
		TOTAL GOVERNMENT AGENCIES	13,063,665,429
		U.S. Treasury—0.7%
75,000,000		United States Treasury Notes, 0.500%, 11/15/2013	75,167,159
61,000,000		United States Treasury Notes, 0.750%, 3/31/2013	61,051,067
95,500,000		United States Treasury Notes, 3.375%, 7/31/2013	96,999,357
		TOTAL U.S. TREASURY	233,217,583
		Repurchase Agreements—59.3%
127,000,000		Interest in $200,000,000 joint repurchase agreement 0.10%, dated 1/30/2013 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $200,003,889 on 2/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2042 and the market value of those underlying securities was $204,001,134.	127,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		Repurchase Agreements—continued
$275,000,000		Repurchase agreement 0.16%, dated 1/31/2013 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $275,001,222 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $280,501,290.	$275,000,000
126,000,000	[3]	Interest in $195,000,000 joint repurchase agreement 0.12%, dated 1/22/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $195,038,350 on 3/22/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2042 and the market value of those underlying securities was $199,251,478.	126,000,000
476,000,000	[3]	Interest in $776,000,000 joint repurchase agreement 0.16%, dated 1/14/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $776,206,933 on 3/15/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2042 and the market value of those underlying securities was $791,583,323.	476,000,000
500,000,000		Repurchase agreement 0.16%, dated 1/31/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,002,222 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2042 and the market value of those underlying securities was $510,002,267.	500,000,000
248,000,000	[3]	Interest in $387,000,000 joint repurchase agreement 0.17%, dated 1/15/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $387,113,305 on 3/18/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2043 and the market value of those underlying securities was $394,771,689.	248,000,000
860,000,000	[3]	Interest in $1,349,000,000 joint repurchase agreement 0.17%, dated 1/15/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,349,394,957 on 3/19/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2041 and the market value of those underlying securities was $1,376,083,963.	860,000,000
1,000,589,000		Interest in $3,875,000,000 joint repurchase agreement 0.16%, dated 1/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,875,017,222 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2042 and the market value of those underlying securities was $3,952,517,567.	1,000,589,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		Repurchase Agreements—continued
$500,000,000		Repurchase agreement 0.16%, dated 1/31/2013 under which Bank of Nova Scotia will repurchase securities provided as collateral for $500,002,222 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were a U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2042 and the market value of those underlying securities was $510,002,273.	$500,000,000
193,000,000		Interest in $300,000,000 joint repurchase agreement 0.07%, dated 1/29/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $300,004,083 on 2/5/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/13/2022 and the market value of those underlying securities was $306,002,464.	193,000,000
387,000,000	[3]	Interest in $585,000,000 joint repurchase agreement 0.12%, dated 1/22/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $585,175,500 on 4/22/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2043 and the market value of those underlying securities was $597,302,629.	387,000,000
125,000,000	[3]	Interest in $195,000,000 joint repurchase agreement 0.13%, dated 1/23/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $195,021,125 on 2/22/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/4/2013 and the market value of those underlying securities was $198,911,212.	125,000,000
376,000,000	[3]	Interest in $585,000,000 joint repurchase agreement 0.15%, dated 1/16/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $585,051,188 on 2/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2022 and the market value of those underlying securities was $596,740,315.	376,000,000
1,009,000,000	[3]	Interest in $1,559,000,000 joint repurchase agreement 0.19%, dated 1/2/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,559,246,842 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/16/2051 and the market value of those underlying securities was $1,596,833,176.	1,009,000,000
488,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 0.19%, dated 11/7/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $750,475,000 on 3/7/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/15/2051 and the market value of those underlying securities was $767,864,009.	488,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		Repurchase Agreements—continued
$248,000,000	[3]	Interest in $385,000,000 joint repurchase agreement 0.19%, dated 12/3/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $385,184,907 on 3/4/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2048 and the market value of those underlying securities was $392,866,790.	$248,000,000
683,489,000		Interest in $4,000,000,000 joint repurchase agreement 0.13%, dated 1/31/2013 under which Credit Agricole CIB, New York will repurchase securities provided as collateral for $4,000,014,444 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $4,080,014,863.	683,489,000
200,000,000		Interest in $500,000,000 joint repurchase agreement 0.16%, dated 1/31/2013 under which Credit Agricole CIB, New York will repurchase securities provided as collateral for $500,002,222 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2050 and the market value of those underlying securities was $510,002,346.	200,000,000
615,000,000		Interest in $956,000,000 joint repurchase agreement 0.12%, dated 1/31/2013 under which CS First Boston Corp. will repurchase securities provided as collateral for $956,022,307 on 2/7/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 9/15/2039 and the market value of those underlying securities was $975,124,433.	615,000,000
1,039,000,000	[3]	Interest in $1,611,000,000 joint repurchase agreement 0.13%, dated 1/11/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,611,180,343 on 2/11/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $1,654,695,368.	1,039,000,000
1,049,000,000	[3]	Interest in $1,621,000,000 joint repurchase agreement 0.14%, dated 1/14/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,621,189,117 on 2/13/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/16/2050 and the market value of those underlying securities was $1,659,280,232.	1,049,000,000
Semi-Annual Shareholder Report
5

Principal Amount		Value
	Repurchase Agreements—continued
$125,000,000	Interest in $250,000,000 joint repurchase agreement 0.16%, dated 1/31/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $250,001,111 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2017 and the market value of those underlying securities was $255,001,217.	$125,000,000
754,000,000	Interest in $1,171,000,000 joint repurchase agreement 0.07%, dated 1/29/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,171,015,939 on 2/5/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2043 and the market value of those underlying securities was $1,206,137,036.	754,000,000
624,000,000	Interest in $830,000,000 joint repurchase agreement 0.10%, dated 1/30/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $830,016,139 on 2/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2042 and the market value of those underlying securities was $854,904,749.	624,000,000
604,000,000	Interest in $1,159,000,000 joint repurchase agreement 0.12%, dated 1/31/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,159,027,043 on 2/7/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2043 and the market value of those underlying securities was $1,193,773,980.	604,000,000
500,000,000	Interest in $773,000,000 joint repurchase agreement 0.14%, dated 1/25/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $773,021,043 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/15/2038 and the market value of those underlying securities was $796,211,674.	500,000,000
250,000,000	Repurchase agreement 0.17%, dated 1/31/2013 under which HSBC Securities, Inc. will repurchase securities provided as collateral for $250,001,181 on 2/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 2/15/2042 and the market value of those underlying securities was $257,503,115.	250,000,000
700,000,000	Repurchase agreement 0.16%, dated 1/31/2013 under which ING Financial Markets LLC will repurchase securities provided as collateral for $700,003,111 on 2/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2044 and the market value of those underlying securities was $716,810,524.	700,000,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
		Repurchase Agreements—continued
$486,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.18%, dated 1/22/2013 under which ING Financial Markets LLC will repurchase securities provided as collateral for $800,348,000 on 4/19/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2043 and the market value of those underlying securities was $819,553,691.	$486,000,000
546,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.12%, dated 1/18/2013 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $1,000,106,667 on 2/19/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2043 and the market value of those underlying securities was $1,021,511,428.	546,000,000
140,000,000		Interest in $250,000,000 joint repurchase agreement 0.17%, dated 1/31/2013 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $250,001,181 on 2/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2042 and the market value of those underlying securities was $255,001,622.	140,000,000
1,500,000,000		Repurchase agreement 0.16%, dated 1/31/2013 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,500,006,667 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/16/2046 and the market value of those underlying securities was $1,536,771,903.	1,500,000,000
645,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.24%, dated 11/14/2012 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $1,000,600,000 on 2/12/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2043 and the market value of those underlying securities was $1,023,464,781.	645,000,000
1,350,000,000		Repurchase agreement 0.13%, dated 1/31/2013 under which Royal Bank of Scotland will repurchase securities provided as collateral for $1,350,004,875 on 2/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $1,377,003,914.	1,350,000,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
	Repurchase Agreements—continued
$338,000,000	Repurchase agreement 0.16%, dated 1/31/2013 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $338,001,502 on 2/1/2013. The securities provided as collateral at the end of the period held with Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/15/2042 and the market value of those underlying securities was $345,789,085.	$338,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	19,087,078,000
	TOTAL INVESTMENTS—100.6% (AT AMORTIZED COST)[4]	32,383,961,012
	OTHER ASSETS AND LIABILITIES – NET—(0.6)%[5]	(199,697,772)
	TOTAL NET ASSETS—100%	$32,184,263,240
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.001	0.009	0.036
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.001	0.009	0.036
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.009)	(0.036)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.009)	(0.036)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.03%	0.07%	0.95%	3.64%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.16%	0.18%	0.21%	0.23%	0.20%
Net investment income	0.02%[3]	0.01%	0.03%	0.06%	0.74%	3.33%
Expense waiver/reimbursement[4]	0.09%[3]	0.12%	0.10%	0.08%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$22,337,803	$22,433,579	$22,402,775	$24,719,818	$45,592,513	$20,425,207
1	Represents less than $0.001.
2	Based on net asset value. Total returns of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.007	0.033
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.007	0.033
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.007)	(0.033)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.007)	(0.033)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.02%	0.71%	3.38%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.16%	0.20%	0.26%	0.47%	0.45%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.66%	3.07%
Expense waiver/reimbursement[4]	0.33%[3]	0.37%	0.33%	0.28%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,410,520	$6,370,823	$5,628,043	$5,870,000	$7,913,479	$8,770,060
1	Represents less than $0.001.
2	Based on net asset value. Total returns of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.008	0.035
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.008	0.035
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.008)	(0.035)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.008)	(0.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.02%	0.85%	3.54%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.16%	0.20%	0.26%	0.33%	0.30%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.73%	3.45%
Expense waiver/reimbursement[4]	0.18%[3]	0.22%	0.18%	0.13%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,387,567	$1,148,641	$1,259,845	$1,655,591	$2,196,774	$1,128,743
1	Represents less than $0.001.
2	Based on net asset value. Total returns of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.005	0.031
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.005	0.031
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.005)	(0.031)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.005)	(0.031)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.02%	0.54%	3.12%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.16%	0.19%	0.26%	0.64%	0.70%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.50%	2.76%
Expense waiver/reimbursement[4]	0.59%[3]	0.62%	0.59%	0.53%	0.17%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,048,373	$591,070	$846,039	$621,400	$448,872	$459,837
1	Represents less than $0.001.
2	Based on net asset value. Total returns of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities
January 31, 2013 (unaudited)
Assets:
Investment in repurchase agreements	$19,087,078,000
Investment in securities	13,296,883,012
Total investment in securities, at amortized cost and fair value		$32,383,961,012
Cash		1,186
Income receivable		19,168,893
Receivable for shares sold		828,117
TOTAL ASSETS		32,403,959,208
Liabilities:
Payable for investments purchased	$217,733,615
Payable for shares redeemed	1,300,345
Income distribution payable	171,070
Payable for investment adviser fee (Note 4)	127,011
Payable for Directors'/Trustees' fees	9,505
Payable for shareholder services fee (Note 4)	96,019
Accrued expenses	258,403
TOTAL LIABILITIES		219,695,968
Net assets for 32,184,253,496 shares outstanding		$32,184,263,240
Net Assets Consist of:
Paid-in capital		$32,184,264,691
Accumulated net realized gain on investments		1,823
Distributions in excess of net investment income		(3,274)
TOTAL NET ASSETS		$32,184,263,240
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$22,337,802,531 ÷ 22,337,792,341 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$7,410,520,387 ÷ 7,410,520,745 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$1,387,567,414 ÷ 1,387,567,479 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$1,048,372,908 ÷ 1,048,372,931 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2013 (unaudited)
Investment Income:
Interest			$32,917,159
Expenses:
Investment adviser fee (Note 4)		$30,961,587
Administrative fee (Note 4)		12,087,733
Custodian fees		494,458
Transfer and dividend disbursing agent fees and expenses		144,374
Directors'/Trustees' fees		101,245
Auditing fees		10,839
Legal fees		4,247
Portfolio accounting fees		101,141
Distribution services fee (Note 4)		767,242
Shareholder services fee (Note 4)		5,793,914
Account administration fee (Note 2)		4,016,230
Share registration costs		56,483
Printing and postage		48,375
Insurance premiums		33,019
Miscellaneous		74,045
TOTAL EXPENSES		54,694,932
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(13,538,048)
Waiver of administrative fee (Note 4)	(50,565)
Waiver of distribution services fee (Note 4)	(752,719)
Waiver of shareholder services fee (Note 4)	(5,793,914)
Waiver of account administration fee (Note 2)	(1,903,184)
Reimbursement of account administration fee (Note 2)	(1,910,535)
TOTAL WAIVERS AND REIMBURSEMENT		(23,948,965)
Net expenses			30,745,967
Net investment income			2,171,192
Net realized gain on investments			16,766
Change in net assets resulting from operations			$2,187,958
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2013	Year Ended 7/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,171,192	$3,555,267
Net realized gain on investments	16,766	27,774
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,187,958	3,583,041
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,698,536)	(2,716,471)
Service Shares	(336,851)	(653,561)
Capital Shares	(64,904)	(120,829)
Trust Shares	(30,963)	(69,090)
Distributions from net realized gain on investments
Institutional Shares	(31,123)	(71,553)
Service Shares	(9,085)	(16,716)
Capital Shares	(1,692)	(3,120)
Trust Shares	(816)	(2,131)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,173,970)	(3,653,471)
Share Transactions:
Proceeds from sale of shares	75,476,579,142	170,422,719,303
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third Institutional Government Money Market Fund	1,167,657,835	—
Net asset value of shares issued to shareholders in payment of distributions declared	875,001	1,418,980
Cost of shares redeemed	(75,004,976,861)	(170,016,655,898)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,640,135,117	407,482,385
Change in net assets	1,640,149,105	407,411,955
Net Assets:
Beginning of period	30,544,114,135	30,136,702,180
End of period (including distributions in excess of net investment income of $(3,274) and $(43,212), respectively)	$32,184,263,240	$30,544,114,135
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2013 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Government Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
On September 7, 2012, the Fund acquired all of the net assets of Fifth Third Institutional Government Money Market Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on September 5, 2012. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on August 1, 2012, the beginning of the semi-annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended January 31, 2013, are as follows:
Net investment income*	$2,164,623
Net realized and unrealized gain on investments	$16,766
Net increase in net assets resulting from operations	$2,181,389
*	Net investment income includes $20,812 of pro forma additional expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of January 31, 2013.
For every one share of Fifth Third Institutional Government Money Market Fund, Institutional Shares exchanged, a shareholder received one share of the Fund's, Institutional Shares.
For every one share of Fifth Third Institutional Government Money Market Fund, Select Shares exchanged, a shareholder received one share of the Fund's, Institutional Shares.
For every one share of Fifth Third Institutional Government Money Market Fund, Preferred Shares exchanged, a shareholder received one share of the Fund's, Capital Shares.
For every one share of Fifth Third Institutional Government Money Market Fund, Trust Shares exchanged, a shareholder received one share of the Fund's, Service Shares.
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The Fund received net assets from Fifth Third Institutional Government Money Market Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Fifth Third Institutional Government Money Market Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,167,657,835	$1,167,657,835	$29,169,456,138	$30,337,113,973
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
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additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares Capital Shares and Trust Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2013, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Waived	Account Administration Fees Reimbursed
Service Shares	$3,354,222	$(1,292,152)	$(1,893,365)
Capital Shares	50,976	—	(17,170)
Trust Shares	611,032	(611,032)	—
TOTAL	$4,016,230	$(1,903,184)	$(1,910,535)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund
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recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	61,262,266,564	$61,262,266,564	143,329,572,551	$143,329,572,551
Shares issued in connection with the tax-free transfer of assets from Fifth Third Institutional Government Money Market Fund	876,242,660	876,242,660	—	—
Shares issued to shareholders in payment of distributions declared	724,818	724,818	1,113,940	1,113,940
Shares redeemed	(62,235,021,331)	(62,235,021,331)	(143,300,165,882)	(143,300,165,882)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(95,787,289)	$(95,787,289)	30,520,609	$30,520,609
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	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	10,224,084,371	$10,224,084,371	21,945,887,469	$21,945,887,469
Shares issued in connection with the tax-free transfer of assets from Fifth Third Institutional Government Money Market Fund	118,195,557	118,195,557	—	—
Shares issued to shareholders in payment of distributions declared	101,616	101,616	211,765	211,765
Shares redeemed	(9,302,687,132)	(9,302,687,132)	(21,203,081,474)	(21,203,081,474)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	1,039,694,412	$1,039,694,412	743,017,760	$743,017,760
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,803,951,442	$2,803,951,442	2,755,553,026	$2,755,553,026
Shares issued in connection with the tax-free transfer of assets from Fifth Third Institutional Government Money Market Fund	173,219,618	173,219,618	—	—
Shares issued to shareholders in payment of distributions declared	43,602	43,602	79,646	79,646
Shares redeemed	(2,738,289,047)	(2,738,289,047)	(2,866,961,073)	(2,866,961,073)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	238,925,615	$238,925,615	(111,328,401)	$(111,328,401)
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,186,276,765	$1,186,276,765	2,391,706,257	$2,391,706,257
Shares issued to shareholders in payment of distributions declared	4,965	4,965	13,629	13,629
Shares redeemed	(728,979,351)	(728,979,351)	(2,646,447,469)	(2,646,447,469)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	457,302,379	$457,302,379	(254,727,583)	$(254,727,583)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,640,135,117	$1,640,135,117	407,482,385	$407,482,385
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4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, the Adviser voluntarily waived $13,538,048 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, FAS waived $50,565 of its fee. The net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund's Trust Shares may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$767,242	$(752,719)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2013, FSC did not retain any fees paid by the Fund.
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Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares, Capital Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$5,039,123	$(5,039,123)
Capital Shares	598,581	(598,581)
Trust Shares	156,210	(156,210)
TOTAL	$5,793,914	$(5,793,914)
For the six months ended January 31, 2013, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
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5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2012	Ending Account Value 1/31/2013	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$1.01
Service Shares	$1,000	$1,000.10	$1.01[2]
Capital Shares	$1,000	$1,000.10	$1.01[3]
Trust Shares	$1,000	$1,000.10	$1.01[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.20	$1.02
Service Shares	$1,000	$1,024.20	$1.02[2]
Capital Shares	$1,000	$1,024.20	$1.02[3]
Trust Shares	$1,000	$1,024.20	$1.02[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.20%
Service Shares	0.20%
Capital Shares	0.20%
Trust Shares	0.20%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365(to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29 respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.51 and $1.53 respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.53 and $3.57, respectively.
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Evaluation and Approval of Advisory
Contract–May 2012
FEDERATED GOVERNMENT OBLIGATIONS FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the one-year period covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
Semi-Annual Shareholder Report
28

competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Government Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N104
CUSIP 60934N807
CUSIP 608919809
CUSIP 60934N153
Q450196 (3/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2013
Share Class	Ticker
Institutional	GOTXX
Service	GTSXX

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	67.6%
U.S. Treasury Securities	33.5%
Other Assets and Liabilities—Net[2]	(1.1)%
TOTAL	100.0%
At January 31, 2013, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	17.2%
8-30 Days	45.2%
31-90 Days	19.4%
91-180 Days	15.6%
181 Days or more	3.7%
Other Assets and Liabilities—Net[2]	(1.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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1

Portfolio of Investments
January 31, 2013 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—67.6%
$533,000,000	[1]	Federal Farm Credit System Discount Notes, 0.040% - 0.160%, 2/15/2013 - 5/28/2013	$532,921,048
1,163,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.104% - 0.266%, 2/1/2013 - 2/28/2013	1,163,467,844
57,000,000		Federal Farm Credit System Notes, 0.150% - 1.750%, 2/6/2013 - 2/21/2013	57,006,061
1,379,406,000	[1]	Federal Home Loan Bank System Discount Notes, 0.040% - 0.165%, 2/1/2013 - 7/19/2013	1,379,264,517
368,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.090% - 0.170%, 2/1/2013 - 3/11/2013	367,987,509
933,345,000		Federal Home Loan Bank System Notes, 0.110% - 1.000%, 2/8/2013 - 7/17/2013	933,478,629
		TOTAL GOVERNMENT AGENCIES	4,434,125,608
		U.S. TREASURY—33.5%
140,000,000	[1]	United States Treasury Bill, 0.040%, 2/28/2013	139,995,800
240,000,000	[1]	United States Treasury Bill, 0.085%, 4/4/2013	239,964,867
100,000,000	[1]	United States Treasury Bill, 0.110%, 8/1/2013	99,944,694
50,000,000		United States Treasury Note, 0.250%, 10/31/2013	50,033,909
322,000,000		United States Treasury Note, 1.375%, 2/15/2013	322,153,768
115,000,000		United States Treasury Note, 2.500%, 3/31/2013	115,428,624
115,000,000		United States Treasury Note, 3.375%, 6/30/2013	116,537,719
92,000,000		United States Treasury Note, 3.375%, 7/31/2013	93,477,121
1,022,000,000		United States Treasury Notes, 0.625% - 2.750%, 2/28/2013	1,022,451,137
		TOTAL U.S. TREASURY	2,199,987,639
		TOTAL INVESTMENTS—101.1% (AT AMORTIZED COST)[3]	6,634,113,247
		OTHER ASSETS AND LIABILITIES - NET—(1.1)%[4]	(69,155,367)
		TOTAL NET ASSETS—100%	$6,564,957,880
1	Discount rate at the time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
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2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
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3

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.001	0.011	0.036
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.001	0.011	0.036
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.011)	(0.036)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.011)	(0.036)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.05%	1.09%	3.70%
Ratios to Average Net Assets:
Net expenses	0.14%[3,4]	0.10%[3]	0.17%[3]	0.20%	0.23%	0.20%[3]
Net investment income	0.01%[4]	0.01%	0.01%	0.06%	0.96%	3.38%
Expense waiver/reimbursement[5]	0.15%[4]	0.19%	0.12%	0.09%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,182,326	$4,442,693	$4,621,767	$5,440,448	$13,569,616	$7,643,447
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.14%, 0.10%, 0.17% and 0.20% for the six months ended January 31, 2013 and the years ended July 31, 2012, 2011 and 2008, respectively, after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Financial Highlights-Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.008	0.034
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.008	0.034
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.008)	(0.034)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.008)	(0.034)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.84%	3.44%
Ratios to Average Net Assets:
Net expenses	0.14%[3,4]	0.10%[3]	0.17%[3]	0.25%	0.48%	0.45%[3]
Net investment income	0.01%[4]	0.01%	0.01%	0.01%	0.71%	3.13%
Expense waiver/reimbursement[5]	0.40%[4]	0.43%	0.36%	0.29%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,382,632	$2,328,706	$2,227,361	$1,859,596	$2,941,394	$3,020,861
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.14%, 0.10%, 0.17% and 0.45% for the six months ended January 31, 2013 and the years ended July 31, 2012, 2011 and 2008, respectively, after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Statement of Assets and Liabilities
January 31, 2013 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$6,634,113,247
Income receivable		7,320,399
Receivable for shares sold		429
TOTAL ASSETS		6,641,434,075
Liabilities:
Bank overdraft	$76,226,290
Payable for shares redeemed	71,865
Income distribution payable	32,440
Payable to adviser (Note 4)	3,390
Payable for Directors'/Trustees' fees	3,195
Accrued expenses	139,015
TOTAL LIABILITIES		76,476,195
Net assets for 6,564,898,451 shares outstanding		$6,564,957,880
Net Assets Consist of:
Paid-in capital		$6,564,907,831
Accumulated net realized gain on investments		50,108
Distributions in excess of net investment income		(59)
TOTAL NET ASSETS		$6,564,957,880
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$4,182,325,797 ÷ 4,182,284,400 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,382,632,083 ÷ 2,382,614,051 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Statement of Operations
Six Months Ended January 31, 2013 (unaudited)
Investment Income:
Interest			$4,694,125
Expenses:
Investment adviser fee (Note 4)		$6,409,800
Administrative fee (Note 4)		2,502,476
Custodian fees		106,342
Transfer and dividend disbursing agent fees and expenses		46,235
Directors'/Trustees' fees		17,532
Auditing fees		10,334
Legal fees		4,247
Portfolio accounting fees		88,219
Shareholder services fee (Note 4)		1,091,706
Account administration fee (Note 2)		1,548,337
Share registration costs		22,493
Printing and postage		13,952
Insurance premiums		8,207
Miscellaneous		29,931
TOTAL EXPENSES		11,899,811
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 4)	$(4,869,562)
Waiver of administrative fee (Note 4)	(11,187)
Waiver of shareholder services fee (Note 4)	(1,091,706)
Waiver of account administration fee (Note 2)	(1,548,337)
Reimbursement of other operating expenses (Note 4)	(4,329)
Reduction of custodian fees (Note 5)	(631)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(7,525,752)
Net expenses			4,374,059
Net investment income			320,066
Net realized gain on investments			53,838
Change in net assets resulting from operations			$373,904
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2013	Year Ended 7/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$320,066	$670,987
Net realized gain on investments	53,838	34,647
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	373,904	705,634
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(214,295)	(446,345)
Service Shares	(105,768)	(224,704)
Distributions from net realized gain on investments
Institutional Shares	(15,875)	(42,533)
Service Shares	(7,471)	(17,866)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(343,409)	(731,448)
Share Transactions:
Proceeds from sale of shares	11,123,697,000	26,544,761,250
Net asset value of shares issued to shareholders in payment of distributions declared	154,792	354,490
Cost of shares redeemed	(11,330,324,079)	(26,622,818,900)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(206,472,287)	(77,703,160)
Change in net assets	(206,441,792)	(77,728,974)
Net Assets:
Beginning of period	6,771,399,672	6,849,128,646
End of period (including distributions in excess of net investment income of $(59) and $(62), respectively)	$6,564,957,880	$6,771,399,672
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Notes to Financial Statements
January 31, 2013 (unaudited)
1. Organization
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report
9

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear account administration fees and shareholder services fees unique to those classes.
For the six months ended January 31, 2013, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Waived
Service Shares	$1,548,337	$(1,548,337)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. Shares of Beneficial Interest
The following tables summarize share activity:
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,955,142,352	$6,955,142,352	17,454,645,472	$17,454,645,472
Shares issued to shareholders in payment of distributions declared	126,660	126,660	243,512	243,512
Shares redeemed	(7,215,647,309)	(7,215,647,309)	(17,634,128,120)	(17,634,128,120)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(260,378,297)	$(260,378,297)	(179,239,136)	$(179,239,136)
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,168,554,648	$4,168,554,648	9,090,115,778	$9,090,115,778
Shares issued to shareholders in payment of distributions declared	28,132	28,132	110,978	110,978
Shares redeemed	(4,114,676,770)	(4,114,676,770)	(8,988,690,780)	(8,988,690,780)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	53,906,010	$53,906,010	101,535,976	$101,535,976
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(206,472,287)	$(206,472,287)	(77,703,160)	$(77,703,160)
4. Investment Adviser Fee and Other Transactions with Affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2013, the Adviser voluntarily waived $4,869,562 of its fee and voluntarily reimbursed $4,329 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, FAS waived $11,187 of its fee. The net fee paid to FAS was 0.078% of average aggregate daily net assets of the Fund.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Services Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$1,091,706	$(1,091,706)
For the six months ended January 31, 2013, the Institutional Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the six months ended January 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $189,996,959 and $120,000,828, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
5. Expense Reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2013, the Fund's expenses were reduced by $631 under these arrangements.
6. Line of Credit
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the program was not utilized.
7. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2012	Ending Account Value 1/31/2013	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$0.71[2]
Service Shares	$1,000	$1,000.10	$0.71[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.50	$0.71[2]
Service Shares	$1,000	$1,024.50	$0.71[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.14%
Service Shares	0.14%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
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Evaluation and Approval of Advisory
Contract–May 2012
FEDERATED GOVERNMENT OBLIGATIONS TAX-MANAGED FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the one-year period covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
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competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N856
CUSIP 60934N849
38172 (3/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2013
Share Class	Ticker
Institutional	GOTXX

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	67.6%
U.S. Treasury Securities	33.5%
Other Assets and Liabilities—Net[2]	(1.1)%
TOTAL	100.0%
At January 31, 2013, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	17.2%
8-30 Days	45.2%
31-90 Days	19.4%
91-180 Days	15.6%
181 Days or more	3.7%
Other Assets and Liabilities—Net[2]	(1.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
January 31, 2013 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—67.6%
$533,000,000	[1]	Federal Farm Credit System Discount Notes, 0.040% - 0.160%, 2/15/2013 - 5/28/2013	$532,921,048
1,163,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.104% - 0.266%, 2/1/2013 - 2/28/2013	1,163,467,844
57,000,000		Federal Farm Credit System Notes, 0.150% - 1.750%, 2/6/2013 - 2/21/2013	57,006,061
1,379,406,000	[1]	Federal Home Loan Bank System Discount Notes, 0.040% - 0.165%, 2/1/2013 - 7/19/2013	1,379,264,517
368,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.090% - 0.170%, 2/1/2013 - 3/11/2013	367,987,509
933,345,000		Federal Home Loan Bank System Notes, 0.110% - 1.000%, 2/8/2013 - 7/17/2013	933,478,629
		TOTAL GOVERNMENT AGENCIES	4,434,125,608
		U.S. TREASURY—33.5%
140,000,000	[1]	United States Treasury Bill, 0.040%, 2/28/2013	139,995,800
240,000,000	[1]	United States Treasury Bill, 0.085%, 4/4/2013	239,964,867
100,000,000	[1]	United States Treasury Bill, 0.110%, 8/1/2013	99,944,694
50,000,000		United States Treasury Note, 0.250%, 10/31/2013	50,033,909
322,000,000		United States Treasury Note, 1.375%, 2/15/2013	322,153,768
115,000,000		United States Treasury Note, 2.500%, 3/31/2013	115,428,624
115,000,000		United States Treasury Note, 3.375%, 6/30/2013	116,537,719
92,000,000		United States Treasury Note, 3.375%, 7/31/2013	93,477,121
1,022,000,000		United States Treasury Notes, 0.625% - 2.750%, 2/28/2013	1,022,451,137
		TOTAL U.S. TREASURY	2,199,987,639
		TOTAL INVESTMENTS—101.1% (AT AMORTIZED COST)[3]	6,634,113,247
		OTHER ASSETS AND LIABILITIES - NET—(1.1)%[4]	(69,155,367)
		TOTAL NET ASSETS—100%	$6,564,957,880
1	Discount rate at the time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
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2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
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3

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.001	0.011	0.036
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.001	0.011	0.036
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.011)	(0.036)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.011)	(0.036)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.05%	1.09%	3.70%
Ratios to Average Net Assets:
Net expenses	0.14%[3,4]	0.10%[3]	0.17%[3]	0.20%	0.23%	0.20%[3]
Net investment income	0.01%[4]	0.01%	0.01%	0.06%	0.96%	3.38%
Expense waiver/reimbursement[5]	0.15%[4]	0.19%	0.12%	0.09%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,182,326	$4,442,693	$4,621,767	$5,440,448	$13,569,616	$7,643,447
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.14%, 0.10%, 0.17% and 0.20% for the six months ended January 31, 2013 and the years ended July 31, 2012, 2011 and 2008, respectively, after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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4

Statement of Assets and Liabilities
January 31, 2013 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$6,634,113,247
Income receivable		7,320,399
Receivable for shares sold		429
TOTAL ASSETS		6,641,434,075
Liabilities:
Bank overdraft	$76,226,290
Payable for shares redeemed	71,865
Income distribution payable	32,440
Payable to adviser (Note 4)	3,390
Payable for Directors'/Trustees' fees	3,195
Accrued expenses	139,015
TOTAL LIABILITIES		76,476,195
Net assets for 6,564,898,451 shares outstanding		$6,564,957,880
Net Assets Consist of:
Paid-in capital		$6,564,907,831
Accumulated net realized gain on investments		50,108
Distributions in excess of net investment income		(59)
TOTAL NET ASSETS		$6,564,957,880
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$4,182,325,797 ÷ 4,182,284,400 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,382,632,083 ÷ 2,382,614,051 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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5

Statement of Operations
Six Months Ended January 31, 2013 (unaudited)
Investment Income:
Interest			$4,694,125
Expenses:
Investment adviser fee (Note 4)		$6,409,800
Administrative fee (Note 4)		2,502,476
Custodian fees		106,342
Transfer and dividend disbursing agent fees and expenses		46,235
Directors'/Trustees' fees		17,532
Auditing fees		10,334
Legal fees		4,247
Portfolio accounting fees		88,219
Shareholder services fee (Note 4)		1,091,706
Account administration fee (Note 2)		1,548,337
Share registration costs		22,493
Printing and postage		13,952
Insurance premiums		8,207
Miscellaneous		29,931
TOTAL EXPENSES		11,899,811
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 4)	$(4,869,562)
Waiver of administrative fee (Note 4)	(11,187)
Waiver of shareholder services fee (Note 4)	(1,091,706)
Waiver of account administration fee (Note 2)	(1,548,337)
Reimbursement of other operating expenses (Note 4)	(4,329)
Reduction of custodian fees (Note 5)	(631)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(7,525,752)
Net expenses			4,374,059
Net investment income			320,066
Net realized gain on investments			53,838
Change in net assets resulting from operations			$373,904
See Notes which are an integral part of the Financial Statements
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6

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2013	Year Ended 7/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$320,066	$670,987
Net realized gain on investments	53,838	34,647
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	373,904	705,634
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(214,295)	(446,345)
Service Shares	(105,768)	(224,704)
Distributions from net realized gain on investments
Institutional Shares	(15,875)	(42,533)
Service Shares	(7,471)	(17,866)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(343,409)	(731,448)
Share Transactions:
Proceeds from sale of shares	11,123,697,000	26,544,761,250
Net asset value of shares issued to shareholders in payment of distributions declared	154,792	354,490
Cost of shares redeemed	(11,330,324,079)	(26,622,818,900)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(206,472,287)	(77,703,160)
Change in net assets	(206,441,792)	(77,728,974)
Net Assets:
Beginning of period	6,771,399,672	6,849,128,646
End of period (including distributions in excess of net investment income of $(59) and $(62), respectively)	$6,564,957,880	$6,771,399,672
See Notes which are an integral part of the Financial Statements
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7

Notes to Financial Statements
January 31, 2013 (unaudited)
1. Organization
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Service Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear account administration fees and shareholder services fees unique to those classes.
For the six months ended January 31, 2013, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Waived
Service Shares	$1,548,337	$(1,548,337)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. Shares of Beneficial Interest
The following tables summarize share activity:
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,955,142,352	$6,955,142,352	17,454,645,472	$17,454,645,472
Shares issued to shareholders in payment of distributions declared	126,660	126,660	243,512	243,512
Shares redeemed	(7,215,647,309)	(7,215,647,309)	(17,634,128,120)	(17,634,128,120)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(260,378,297)	$(260,378,297)	(179,239,136)	$(179,239,136)
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,168,554,648	$4,168,554,648	9,090,115,778	$9,090,115,778
Shares issued to shareholders in payment of distributions declared	28,132	28,132	110,978	110,978
Shares redeemed	(4,114,676,770)	(4,114,676,770)	(8,988,690,780)	(8,988,690,780)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	53,906,010	$53,906,010	101,535,976	$101,535,976
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(206,472,287)	$(206,472,287)	(77,703,160)	$(77,703,160)
4. Investment Adviser Fee and Other Transactions with Affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2013, the Adviser voluntarily waived $4,869,562 of its fee and voluntarily reimbursed $4,329 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, FAS waived $11,187 of its fee. The net fee paid to FAS was 0.078% of average aggregate daily net assets of the Fund.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$1,091,706	$(1,091,706)
For the six months ended January 31, 2013, the Institutional Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the six months ended January 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $189,996,959 and $120,000,828, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
5. Expense Reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2013, the Fund's expenses were reduced by $631 under these arrangements.
6. Line of Credit
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the Fund did not utilize the LOC.
7. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2012	Ending Account Value 1/31/2013	Expenses Paid During Period[1]
Actual	$1,000	$1,000.10	$0.71[2]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.50	$0.71[2]
1	Expenses are equal to the Fund's annualized net expense ratio of 0.14% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
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Evaluation and Approval of Advisory
Contract–May 2012
FEDERATED GOVERNMENT OBLIGATIONS TAX-MANAGED FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the one-year period covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
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competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
Semi-Annual Shareholder Report
18

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
19

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report
20

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
21

Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N856
34481 (3/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2013
Share Class	Ticker
A	LUGXX
B	LIBXX
C	LUCXX
F	LUFXX

Federated Liberty U.S. Government Money Market Trust
Fund Established 1980

A Portfolio of Money Market Obligations Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2012 through January 31, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	53.8%
U.S. Government Agency Securities	46.6%
U.S. Treasury Securities	0.4%
Other Assets and Liabilities—Net[2]	(0.8)%
TOTAL	100.0%
At January 31, 2013, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	47.2%
8-30 Days	19.0%
31-90 Days	17.2%
91-180 Days	5.6%
181 Days or more	11.8%
Other Assets and Liabilities—Net[2]	(0.8)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2013 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—46.6%
$5,050,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.159% - 0.370%, 2/1/2013 - 3/20/2013	$5,050,922
500,000		Federal Farm Credit System Note, 0.170%, 10/9/2013	499,854
2,500,000	[2]	Federal Home Loan Bank System Discount Notes, 0.100%, 4/10/2013 - 4/11/2013	2,499,525
2,050,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.144% - 0.310%, 2/1/2013 - 2/25/2013	2,049,867
25,085,000		Federal Home Loan Bank System Notes, 0.125% - 5.375%, 2/15/2013 - 2/28/2014	25,143,347
2,500,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.075%, 4/1/2013	2,499,689
5,750,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.156% - 0.178%, 2/3/2013 - 2/17/2013	5,749,370
4,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.158% - 0.159%, 2/3/2013 - 2/6/2013	3,999,537
1,365,000		Federal Home Loan Mortgage Corp. Notes, 0.500% - 1.625%, 4/15/2013 - 10/15/2013	1,368,513
5,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.169% - 0.360%, 2/1/2013 - 2/20/2013	5,498,977
4,650,000		Federal National Mortgage Association Notes, 0.500% - 3.250%, 4/9/2013 - 2/5/2014	4,675,813
5,000,000	[2,3,4]	Straight A Funding, LLC (Unconditional Liquidity Support from Federal Financing Bank) Discount Notes, 0.180%, 2/1/2013	5,000,000
		TOTAL GOVERNMENT AGENCIES	64,035,414
		U.S. Treasury—0.4%
500,000		United States Treasury Notes, 3.375%, 7/31/2013	507,850
		Repurchase Agreements—53.8%
1,000,000		Interest in $200,000,000 joint repurchase agreement 0.10%, dated 1/30/2013 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $200,003,889 on 2/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2042 and the market value of those underlying securities was $204,001,134.	1,000,000
2,000,000	[5]	Interest in $776,000,000 joint repurchase agreement 0.16%, dated 1/14/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $776,206,933 on 3/15/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2042 and the market value of those underlying securities was $791,583,323.	2,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		Repurchase Agreements—continued
$1,000,000	[5]	Interest in $387,000,000 joint repurchase agreement 0.17%, dated 1/15/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $387,113,305 on 3/18/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2043 and the market value of those underlying securities was $394,771,689.	$1,000,000
4,000,000	[5]	Interest in $1,349,000,000 joint repurchase agreement 0.17%, dated 1/15/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,349,394,957 on 3/19/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2041 and the market value of those underlying securities was $1,376,083,963.	4,000,000
962,000		Interest in $3,875,000,000 joint repurchase agreement 0.16%, dated 1/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,875,017,222 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2042 and the market value of those underlying securities was $3,952,517,567.	962,000
1,000,000		Interest in $300,000,000 joint repurchase agreement 0.07%, dated 1/29/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $300,004,083 on 2/5/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/13/2022 and the market value of those underlying securities was $306,002,464.	1,000,000
2,000,000	[5]	Interest in $585,000,000 joint repurchase agreement 0.12%, dated 1/22/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $585,175,500 on 4/22/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2043 and the market value of those underlying securities was $597,302,629.	2,000,000
1,000,000	[5]	Interest in $195,000,000 joint repurchase agreement 0.13%, dated 1/23/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $195,021,125 on 2/22/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/4/2013 and the market value of those underlying securities was $198,911,212.	1,000,000
2,000,000	[5]	Interest in $585,000,000 joint repurchase agreement 0.15%, dated 1/16/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $585,051,188 on 2/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2022 and the market value of those underlying securities was $596,740,315.	2,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		Repurchase Agreements—continued
$5,000,000	[5]	Interest in $1,559,000,000 joint repurchase agreement 0.19%, dated 1/2/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,559,246,842 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/16/2051 and the market value of those underlying securities was $1,596,833,176.	$5,000,000
1,000,000	[5]	Interest in $385,000,000 joint repurchase agreement 0.19%, dated 12/3/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $385,184,907 on 3/4/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2048 and the market value of those underlying securities was $392,866,790.	1,000,000
4,000,000		Interest in $1,159,000,000 joint repurchase agreement 0.10%, dated 1/30/2013 under which Citigroup Global Market, Inc. will repurchase securities provided as collateral for $1,159,022,536 on 2/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/25/2043 and the market value of those underlying securities was $1,189,730,289.	4,000,000
1,000,000		Interest in $137,000,000 joint repurchase agreement 0.12%, dated 1/31/2013 under which Citigroup Global Market, Inc. will repurchase securities provided as collateral for $137,003,197 on 2/7/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency and Treasury securities with various maturities to 1/25/2043 and the market value of those underlying securities was $139,746,518.	1,000,000
5,000,000		Interest in $500,000,000 joint repurchase agreement 0.16%, dated 1/31/2013 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,002,222 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2050 and the market value of those underlying securities was $510,002,346.	5,000,000
3,000,000		Interest in $956,000,000 joint repurchase agreement 0.12%, dated 1/31/2013 under which CS First Boston Corp. will repurchase securities provided as collateral for $956,022,307 on 2/7/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 9/15/2039 and the market value of those underlying securities was $975,124,433.	3,000,000
5,000,000	[5]	Interest in $1,611,000,000 joint repurchase agreement 0.13%, dated 1/11/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,611,180,343 on 2/11/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $1,654,695,368.	5,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		Repurchase Agreements—continued
$5,000,000	[5]	Interest in $1,621,000,000 joint repurchase agreement 0.14%, dated 1/14/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,621,189,117 on 2/13/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/16/2050 and the market value of those underlying securities was $1,659,280,232.	$5,000,000
3,000,000		Interest in $1,171,000,000 joint repurchase agreement 0.07%, dated 1/29/2013 under which Goldman Sachs and Co. will repurchase securities provided as collateral for $1,171,015,939 on 2/5/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2043 and the market value of those underlying securities was $1,206,137,036.	3,000,000
2,000,000		Interest in $830,000,000 joint repurchase agreement 0.10%, dated 1/30/2013 under which Goldman Sachs and Co. will repurchase securities provided as collateral for $830,016,139 on 2/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2042 and the market value of those underlying securities was $854,904,749.	2,000,000
2,000,000		Interest in $773,000,000 joint repurchase agreement 0.14%, dated 1/25/2013 under which Goldman Sachs and Co. will repurchase securities provided as collateral for $773,021,043 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/15/2038 and the market value of those underlying securities was $796,211,674.	2,000,000
2,000,000	[5]	Interest in $800,000,000 joint repurchase agreement 0.18%, dated 1/22/2013 under which ING Financial Markets LLC will repurchase securities provided as collateral for $800,348,000 on 4/19/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2043 and the market value of those underlying securities was $819,553,691.	2,000,000
4,000,000	[5]	Interest in $1,000,000,000 joint repurchase agreement 0.12%, dated 1/18/2013 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $1,000,106,667 on 2/19/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2043 and the market value of those underlying securities was $1,021,511,428.	4,000,000
10,000,000		Interest in $250,000,000 joint repurchase agreement 0.17%, dated 1/31/2013 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $250,001,181 on 2/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2042 and the market value of those underlying securities was $255,001,622.	10,000,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		Repurchase Agreements—continued
$5,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.16%, dated 1/31/2013 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,000,004,444 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/16/2048 and the market value of those underlying securities was $1,021,582,682.	$5,000,000
2,000,000	[5]	Interest in $1,000,000,000 joint repurchase agreement 0.24%, dated 11/14/2012 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $1,000,600,000 on 2/12/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2043 and the market value of those underlying securities was $1,023,464,781.	2,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	73,962,000
		TOTAL INVESTMENTS—100.8% (AT AMORTIZED COST)[6]	138,505,264
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[7]	(1,077,510)
		TOTAL NET ASSETS—100%	$137,427,754
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2013, these restricted securities amounted to $5,000,000, which represented 3.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2013, these liquid restricted securities amounted to $5,000,000, which represented 3.6% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Semi-Annual Shareholder Report
6

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	0.005	0.029
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.005	0.029
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.005)	(0.029)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.005)	(0.029)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%	0.50%	2.94%
Ratios to Average Net Assets:
Net expenses	0.21%[4]	0.18%	0.21%	0.28%	0.84%	0.92%
Net investment income	0.00%[4]	0.00%	0.00%	0.00%	0.50%	2.91%
Expense waiver/reimbursement[5]	1.04%[4]	1.12%	1.11%	0.96%	0.34%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$120,362	$128,392	$159,854	$171,125	$226,330	$246,375
1	Represents less than $0.001.
2	Based on net asset value. Total return for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	0.001	0.020
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001	0.020
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.001)	(0.020)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.001)	(0.020)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%	0.12%	2.02%
Ratios to Average Net Assets:
Net expenses	0.21%[4]	0.18%	0.21%	0.28%	1.17%	1.82%
Net investment income	0.00%[4]	0.00%	0.00%	0.00%	0.09%	1.96%
Expense waiver/reimbursement[5]	1.04%[4]	1.87%	1.85%	1.72%	0.76%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,855	$10,689	$16,983	$25,240	$44,967	$35,707
1	Represents less than $0.001.
2	Based on net asset value. Total return for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	0.001	0.020
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001	0.020
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.001)	(0.020)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.001)	(0.020)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%	0.13%	2.06%
Ratios to Average Net Assets:
Net expenses	0.21%[4]	0.18%	0.21%	0.28%	1.15%	1.79%
Net investment income	0.00%[4]	0.00%	0.00%	0.00%	0.08%	1.70%
Expense waiver/reimbursement[5]	1.04%[4]	1.87%	1.86%	1.72%	0.77%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,333	$7,644	$9,634	$8,567	$14,911	$10,390
1	Represents less than $0.001.
2	Based on net asset value. Total return for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	0.005	0.029
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.005	0.029
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.005)	(0.029)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.005)	(0.029)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%	0.50%	2.94%
Ratios to Average Net Assets:
Net expenses	0.21%[4]	0.18%	0.21%	0.28%	0.82%	0.92%
Net investment income	0.00%[4]	0.00%	0.00%	0.00%	0.39%	2.35%
Expense waiver/reimbursement[5]	1.04%[4]	1.12%	1.12%	0.94%	0.36%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$878	$1,212	$1,389	$1,184	$2,079	$1,365
1	Represents less than $0.001.
2	Based on net asset value. Total return for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities
January 31, 2013 (unaudited)
Assets:
Investment in repurchase agreements	$73,962,000
Investment in securities	64,543,264
Total investment in securities, at amortized cost and fair value		$138,505,264
Cash		1,320
Income receivable		84,231
Receivable for shares sold		292,987
TOTAL ASSETS		138,883,802
Liabilities:
Payable for investments purchased	1,249,892
Payable for shares redeemed	76,645
Payable to adviser (Note 4)	20,783
Payable for transfer and dividend disbursing agent fees and expenses	87,844
Payable for Directors'/Trustees' fees	165
Payable for shareholder services fee (Note 4)	3,214
Accrued expenses	17,505
TOTAL LIABILITIES		1,456,048
Net assets for 137,482,679 shares outstanding		$137,427,754
Net Assets Consist of:
Paid-in capital		$137,427,750
Accumulated net realized gain on investments		4
TOTAL NET ASSETS		$137,427,754
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($120,361,630 ÷ 120,416,475 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
Class B Shares:
Net asset value per share ($8,855,004 ÷ 8,855,085 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (94.50/100 of $1.00)[1]	$0.95
Class C Shares:
Net asset value per share ($7,333,489 ÷ 7,333,489 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class F Shares:
Net asset value per share ($877,631 ÷ 877,630 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
1	Under certain limited conditions, a “Contingent Deferred Sales Charge” of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See “Sales Charge When You Redeem” in the Prospectus.
See Notes which are an integral part of the Financial Statements
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13

Statement of Operations
Six Months Ended January 31, 2013 (unaudited)
Investment Income:
Interest			$152,208
Expenses:
Investment adviser fee (Note 4)		$364,256
Administrative fee (Note 4)		70,091
Custodian fees		8,186
Transfer and dividend disbursing agent fees and expenses (Note 2)		175,292
Directors'/Trustees' fees		471
Auditing fees		10,208
Legal fees		3,991
Portfolio accounting fees		39,505
Distribution services fee (Note 4)		65,644
Shareholder services fee (Note 4)		181,119
Share registration costs		36,315
Printing and postage		15,734
Insurance premiums		2,105
Miscellaneous		1,125
TOTAL EXPENSES		974,042
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(364,256)
Waiver of administrative fee (Note 4)	(4,547)
Waiver of distribution services fee (Note 4)	(65,644)
Waiver of shareholder services fee (Note 4)	(169,033)
Waiver of transfer and dividend disbursing agent fees and expenses (Note 2)	(4,382)
Reimbursement of shareholder services fee (Note 4)	(12,086)
Reimbursement of other operating expenses (Note 4)	(201,886)
TOTAL WAIVERS AND REIMBURSEMENTS		(821,834)
Net expenses			152,208
Net investment income			—
Net realized gain on investments			4
Change in net assets resulting from operations			$4
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2013	Year Ended 7/31/2012
Increase (Decrease) in Net Assets
Operations:
Net realized gain on investments	$4	$124
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4	124
Distributions to Shareholders:
Distributions from net realized gain on investments
Class A Shares	(379)	(1,384)
Class B Shares	(33)	(159)
Class C Shares	(24)	(102)
Class F Shares	(2)	(14)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(438)	(1,659)
Share Transactions:
Proceeds from sale of shares	40,680,306	73,274,593
Net asset value of shares issued to shareholders in payment of distributions declared	410	1,543
Cost of shares redeemed	(51,189,796)	(113,197,937)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,509,080)	(39,921,801)
Change in net assets	(10,509,514)	(39,923,336)
Net Assets:
Beginning of period	147,937,268	187,860,604
End of period	$137,427,754	$147,937,268
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Notes to Financial Statements
January 31, 2013 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Liberty U.S. Government Money Market Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is stability of principal and current income with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase
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16

agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class F Shares may bear distribution services fees, shareholder services fees and certain transfer and dividend disbursing agent fees unique to those classes. For the six months ended January 31, 2013, transfer and dividend disbursing agent fees for the Fund were as follows:
	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Waived
Class A Shares	$153,164	$(3,828)
Class B Shares	11,622	(282)
Class C Shares	9,433	(244)
Class F Shares	1,073	(28)
TOTAL	$175,292	$(4,382)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
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17

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	34,854,061	$34,854,061	55,670,403	$55,670,403
Shares issued to shareholders in payment of distributions declared	352	352	1,284	1,284
Shares redeemed	(42,884,665)	(42,884,665)	(87,134,428)	(87,134,428)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(8,030,252)	$(8,030,252)	(31,462,741)	$(31,462,741)
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,490,499	$1,490,499	4,848,509	$4,848,509
Shares issued to shareholders in payment of distributions declared	32	32	150	150
Shares redeemed	(3,324,357)	(3,324,357)	(11,141,495)	(11,141,495)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,833,826)	$(1,833,826)	(6,292,836)	$(6,292,836)
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,101,940	$4,101,940	11,535,523	$11,535,523
Shares issued to shareholders in payment of distributions declared	23	23	97	97
Shares redeemed	(4,412,817)	(4,412,817)	(13,524,066)	(13,524,066)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(310,854)	$(310,854)	(1,988,446)	$(1,988,446)
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	233,806	$233,806	1,220,158	$1,220,158
Shares issued to shareholders in payment of distributions declared	3	3	12	12
Shares redeemed	(567,957)	(567,957)	(1,397,948)	(1,397,948)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(334,148)	$(334,148)	(177,778)	$(177,778)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(10,509,080)	$(10,509,080)	(39,921,801)	$(39,921,801)
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19

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.500% on the first $500 million; 0.475% on the second $500 million; 0.450% on the third $500 million; 0.425% on the fourth $500 million; and 0.400% over $2 billion of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2013, the Adviser voluntarily waived its entire fee of $364,256 and voluntarily reimbursed $201,886 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, FAS waived $4,547 of its fee. The net fee paid to FAS was 0.090% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$36,259	$(36,259)
Class C Shares	29,385	(29,385)
TOTAL	$65,644	$(65,644)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2013, FSC retained $3,687 of CDSC relating to redemptions of Class B Shares, $1,443 relating to redemptions of Class C Shares and $1,172 relating to redemptions of Class F Shares.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by Unaffiliated Third Parties
Class A Shares	$158,127	$—	$(158,127)
Class B Shares	12,086	(12,086)	—
Class C Shares	9,793	—	(9,793)
Class F Shares	1,113	—	(1,113)
TOTAL	$181,119	$(12,086)	$(169,033)
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the voluntary waivers and reimbursements) will not exceed 0.93%, 1.83%,
Semi-Annual Shareholder Report
21

1.83% and 0.93% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemption of Class B Shares, Class C Shares and Class F Shares; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges on redemptions. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
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	Beginning Account Value 8/1/2012	Ending Account Value 1/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,000.01	$1.06[2]
Class B Shares	$1,000	$1,000.01	$1.06[3]
Class C Shares	$1,000	$1,000.01	$1.06[4]
Class F Shares	$1,000	$1,000.01	$1.06[5]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,024.15	$1.07[2]
Class B Shares	$1,000	$1,024.15	$1.07[3]
Class C Shares	$1,000	$1,024.15	$1.07[4]
Class F Shares	$1,000	$1,024.15	$1.07[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.21%
Class B Shares	0.21%
Class C Shares	0.21%
Class F Shares	0.21%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class A Shares current Fee Limit of 0.93% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.69 and $4.74, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class B Shares current Fee Limit of 1.83% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $9.23 and $9.30, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class C Shares current Fee Limit of 1.83% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $9.23 and $9.30, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class F Shares current Fee Limit of 0.93% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.69 and $4.74, respectively.
Semi-Annual Shareholder Report
24

Evaluation and Approval of Advisory
Contract–May 2012
FEDERATED LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report
25

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report
26

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The
Semi-Annual Shareholder Report
27

information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of additional breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Shareholder Report
28

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
29

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report
30

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
31

Federated Liberty U.S. Government Money Market Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N732
CUSIP 60934N724
CUSIP 608919817
CUSIP 608919791
8110106 (3/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2013
Share Class	Ticker
Eagle	MMMXX
Institutional*	MMPXX
*formerly, Premier Shares
Federated Money Market Management
Fund Established 1974

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	58.7%
Bank Instruments	19.7%
Variable Rate Instruments	13.1%
Repurchase Agreement	11.6%
Other Assets and Liabilities—Net[2]	(3.1)%
TOTAL	100.0%
At January 31, 2013, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	30.0%[4]
8-30 Days	19.7%
31-90 Days	33.2%
91-180 Days	17.7%
181 Days or more	2.5%
Other Assets and Liabilities—Net[2]	(3.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include asset-backed securities, collateralized loan agreements, commercial paper and corporate bonds, with interest rates that are fixed or reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 17.7% of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2013 (unaudited)
Principal Amount			Value
		Asset-Backed Securities—2.5%
		Finance - Automotive—2.5%
$500,000		Santander Drive Auto Receivables Trust 2013-1, Class A1, 0.260%, 1/15/2014	$500,000
		Certificates of Deposit—19.7%
		Finance - Banking—19.7%
1,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.260%, 2/19/2013	1,000,000
500,000		Barclays Bank PLC, 0.240%, 2/6/2013	500,000
1,000,000	[1]	Canadian Imperial Bank of Commerce, 0.315%, 2/25/2013	1,000,000
500,000		Credit Agricole Corporate and Investment Bank, 0.330%, 3/6/2013	500,000
1,000,000		Credit Suisse, Zurich, 0.270%, 4/19/2013	1,000,000
		TOTAL CERTIFICATES OF DEPOSIT	4,000,000
		Collateralized Loan Agreements—9.8%
		Finance - Banking—9.8%
1,000,000		Citigroup Global Markets, Inc., 0.669%, 2/1/2013	1,000,000
1,000,000		Wells Fargo Securities, LLC, 0.406%, 4/1/2013	1,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,000,000
		Commercial Paper—45.2%[2]
		Electric Power—4.9%
1,000,000	[3,4]	Electricite de France SA, 0.300%, 4/8/2013	999,450
		Finance - Automotive—2.5%
500,000		FCAR Owner Trust, (A1/P1 Series), 0.341%, 7/2/2013	499,287
		Finance - Banking—17.2%
600,000		BNP Paribas Finance, Inc., 0.250%, 5/3/2013	599,621
400,000	[3,4]	Commonwealth Bank of Australia, 0.316%, 2/21/2013	399,930
1,000,000		ING (U.S.) Funding LLC, 0.235%, 4/17/2013	999,510
1,000,000	[3,4]	Mizuho Funding LLC, 0.250%, 5/3/2013	1,000,000
500,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.330%, 3/4/2013	499,858
		TOTAL	3,498,919
		Finance - Commercial—2.9%
600,000	[3,4]	Atlantic Asset Securitization LLC, 0.270%, 3/1/2013	599,874
		Finance - Retail—10.3%
600,000	[3,4]	Barton Capital LLC, 0.270%, 5/1/2013	599,600
1,000,000	[3,4]	Chariot Funding LLC, 0.300%, 7/10/2013	998,675
500,000	[3,4]	Jupiter Securitization Co. LLC, 0.331%, 3/7/2013	499,844
		TOTAL	2,098,119
Semi-Annual Shareholder Report
2

Principal Amount			Value
		Commercial Paper—continued[2]
		Sovereign—7.4%
$500,000		Caisse des Depots et Consignations (CDC), 0.340%, 7/8/2013	$499,260
1,000,000	[3,4]	Kells Funding, LLC, 0.330%, 2/11/2013	999,908
		TOTAL	1,499,168
		TOTAL COMMERCIAL PAPER	9,194,817
		Corporate Bond—1.2%
		Diversified—1.2%
250,000		General Electric Co., 5.000%, 2/1/2013	250,000
		Notes - Variable—13.1%[1]
		Finance - Banking—9.8%
1,000,000		New Mexico State Finance Authority, (Series 2008-D), (Royal Bank of Canada, Montreal LOC), 0.170%, 2/7/2013	1,000,000
1,000,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.170%, 2/7/2013	1,000,000
		TOTAL	2,000,000
		Finance - Commercial—3.3%
665,000		General Electric Capital Corp., 0.429%, 3/19/2013	665,189
		TOTAL NOTES - VARIABLE	2,665,189
		Repurchase Agreement—11.6%
2,348,000		Interest in $3,875,000,000 joint repurchase agreement 0.16%, dated 1/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,875,017,222 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2042 and the market value of those underlying securities was $3,952,517,567. (AT COST)	2,348,000
		TOTAL INVESTMENTS—103.1% (AT AMORTIZED COST)[5]	20,958,006
		OTHER ASSETS AND LIABILITIES - NET—(3.1)%[6]	(629,615)
		TOTAL NET ASSETS—100%	$20,328,391
1	Denotes a variable rate security with current rate and next reset date shown.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2013, these restricted securities amounted to $6,097,281, which represented 30.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2013, these liquid restricted securities amounted to $6,097,281, which represented 30.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Financial Highlights–Eagle Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	0.000[1]	0.001	0.017	0.036
Net realized gain (loss) on investments	—	0.000[1]	(0.000)[1]	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	—	0.000[1]	0.000[1]	0.001	0.017	0.036
Less Distributions:
Distributions from net investment income	—	—	(0.000)[1]	(0.001)	(0.017)	(0.036)
Distributions from net realized gain on investments	—	—	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	—	—	(0.000)[1]	(0.001)	(0.017)	(0.036)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%	0.00%	0.01%	0.11%	1.67%	3.64%
Ratios to Average Net Assets:
Net expenses	0.34%[3]	0.38%	0.37%	0.40%	0.41%	0.53%
Net investment income	0.00%[3]	0.00%	0.01%	0.11%	1.71%	3.55%
Expense waiver/reimbursement[4]	1.33%[3]	1.97%	1.65%	1.47%	1.29%	0.78%
Supplemental Data:
Net assets, end of period (000 omitted)	$20,328	$21,750	$23,184	$29,980	$35,007	$50,576
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	0.001	0.004	0.019
Net realized gain (loss) on investments	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.001	0.004	0.019
Less Distributions:
Distributions from net investment income	—	—	(0.001)	(0.004)	(0.019)
Distributions from net realized gain on investments	—	—	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	—	—	(0.001)	(0.004)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.00%	0.00%	0.05%	0.36%	1.89%
Ratios to Average Net Assets:
Net expenses	0.31%[4]	0.38%	0.32%	0.15%	0.19%
Net investment income (loss)	0.00%[4]	0.00%	0.05%	0.36%	0.99%
Expense waiver/reimbursement[5]	1.10%[4]	1.72%	1.45%	1.47%	0.56%
Supplemental Data:
Net assets, end of period (000 omitted)	$0[6]	$0[6]	$0[6]	$0[6]	$0[6]
1	The Fund began offering Institutional Shares on July 28, 2008. At the period end of July 31, 2008, Institutional Shares had $100 in assets and 100 shares, all owned by an affiliate of the Fund. No net investment income or income distributions had been recorded. Accordingly, financial highlights were not presented.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Statement of Assets and Liabilities
January 31, 2013 (unaudited)
Assets:
Investment in repurchase agreement	$2,348,000
Investment in securities	18,610,006
Total investment in securities, at amortized cost and fair value		$20,958,006
Income receivable		8,933
Receivable for shares sold		46,000
TOTAL ASSETS		21,012,939
Liabilities:
Payable for investments purchased	665,537
Payable for shares redeemed	7,027
Bank overdraft	2,504
Payable to adviser (Note 5)	1,003
Payable for shareholder services fee (Note 5)	1,119
Accrued expenses	7,358
TOTAL LIABILITIES		684,548
Net assets for 20,328,089 shares outstanding		$20,328,391
Net Assets Consist of:
Paid-in capital		$20,328,458
Accumulated net realized loss on investments		(67)
TOTAL NET ASSETS		$20,328,391
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Eagle Shares:
$20,328,291 ÷ 20,327,989 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2013 (unaudited)
Investment Income:
Interest			$35,413
Expenses:
Investment adviser fee (Note 5)		$21,107
Administrative fee (Note 5)		22,955
Custodian fees		3,881
Transfer and dividend disbursing agent fees and expenses		27,694
Directors'/Trustees' fees		118
Auditing fees		10,208
Legal fees		3,990
Portfolio accounting fees		27,198
Shareholder services fee (Note 5)		26,330
Share registration costs		21,074
Printing and postage		9,277
Insurance premiums		1,958
TOTAL EXPENSES		175,790
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(21,107)
Waiver of administrative fee	(2,954)
Waiver of shareholder services fee	(23,711)
Reimbursement of shareholder services fee	(264)
Reimbursement of other operating expenses	(92,341)
TOTAL WAIVERS AND REIMBURSEMENTS		(140,377)
Net expenses			35,413
Net investment income			$—
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2013	Year Ended 7/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	—	7
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	—	7
Share Transactions:
Proceeds from sale of shares	9,179,034	14,230,316
Cost of shares redeemed	(10,600,380)	(15,665,054)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,421,346)	(1,434,738)
Change in net assets	(1,421,346)	(1,434,731)
Net Assets:
Beginning of period	21,749,737	23,184,468
End of period	$20,328,391	$21,749,737
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2013 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Money Market Management (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Eagle Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
Effective December 21, 2012, the Fund's Premier Shares were redesignated as Institutional Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Eagle Shares and Institutional Shares may bear shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:1
	Six Months Ended 1/31/2013	Year Ended 7/31/2012
Eagle Shares:
Shares sold	9,179,034	14,230,316
Shares redeemed	(10,600,380)	(15,665,054)
NET CHANGE RESULTING FROM EAGLE SHARE TRANSACTIONS	(1,421,346)	(1,434,738)
1	There was no activity for Institutional Shares during either period.
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4. FEDERAL TAX INFORMATION
At July 31, 2012, the Fund had a capital loss carryforward of $67 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration year:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$17	—	$17
2019	$50	NA	$50
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2013, the Adviser waived its entire fee of $21,107 and voluntarily reimbursed $92,341 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, FAS waived $2,954. The net fee paid to FAS was 0.190% of average daily net assets of the Fund. Prior to September 1, 2012, the Fund was being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.
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Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Eagle Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by Unaffiliated Third Parties
Eagle Shares	$26,330	$(264)	$(23,711)
For the six months ended January 31, 2013, the Fund's Institutional Shares did not incur Service Fees. For the six months ended January 31, 2013, FSSC did not receive any fees paid by the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, effective December 21, 2012, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Eagle Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.45% and 0.20% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised either directly or indirectly of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
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7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2012	Ending Account Value 1/31/2013	Expenses Paid During Period[1]
Actual:
Eagle Shares	$1,000	$1,000.00	$1.71[2]
Institutional Shares	$1,000	$1,000.10	$1.56[3]
Hypothetical (assuming a 5% return before expenses):
Eagle Shares	$1,000	$1,023.49	$1.73[2]
Institutional Shares	$1,000	$1,023.64	$1.58[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Eagle Shares	0.34%
Institutional Shares	0.31%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Eagle Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
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Evaluation and Approval of Advisory
Contract–May 2012
FEDERATED MONEY MARKET MANAGEMENT (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The
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information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report
23

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
24

Federated Money Market Management
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N211
CUSIP 608919775
8080103 (3/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2013
Share Class	Ticker
Institutional	MOFXX
Service	MOSXX
Capital	MFCXX

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	77.0%
Municipal Notes	20.1%
Commercial Paper	2.4%
Other Assets and Liabilities—Net[2]	0.5%
TOTAL	100.0%
At January 31, 2013, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.8%
8-30 Days	0.2%
31-90 Days	5.2%
91-180 Days	10.8%
181 Days or more	5.5%
Other Assets and Liabilities—Net[2]	0.5%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2013 (unaudited)
Principal Amount		Value
	SHORT-TERM MUNICIPALS—99.5%[1,2]
	Alabama—3.2%
$200,000	Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.150%, 2/7/2013	$200,000
7,325,000	Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/7/2013	7,325,000
6,000,000	Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/7/2013	6,000,000
8,440,000	Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/7/2013	8,440,000
10,000,000	Bridgeport, AL IDB, (Series 1987) Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.280%, 2/7/2013	10,000,000
4,180,000	Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.150%, 2/7/2013	4,180,000
25,000,000	Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.160%, 2/1/2013	25,000,000
15,000,000	Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.140%, 2/7/2013	15,000,000
15,440,000	Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.150%, 2/7/2013	15,440,000
9,000,000	Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.190%, 2/7/2013	9,000,000
4,400,000	Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 2/7/2013	4,400,000
	TOTAL	104,985,000
	Alaska—0.4%
14,000,000	Alaska Student Loan Corporation, (Senior Series 2012B-1), 0.37% TOBs (State Street Bank and Trust Co. LOC), Mandatory Tender 6/1/2013	14,000,000
	Arizona—0.1%
3,200,000	Maricopa County, AZ, IDA MFH, (Series 2008: Village at Sun Valley Apartments) Weekly VRDNs (Western Sun Valley, LP)/(FHLMC LOC), 0.130%, 2/7/2013	3,200,000
	Arkansas—0.7%
15,000,000	Arkansas State Development Finance Authority Solid Waste, (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.140%, 2/7/2013	15,000,000
7,100,000	Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 2/7/2013	7,100,000
	TOTAL	22,100,000
Semi-Annual Shareholder Report
2

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	California—8.5%
$3,250,000	Alameda County, CA IDA, (Series 2005: Essai, Inc. Project) Weekly VRDNs (Oz Enterprises, LLC)/(Union Bank, N.A. LOC), 0.150%, 2/7/2013	$3,250,000
2,585,000	Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.180%, 2/7/2013	2,585,000
8,615,000	California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Sovereign Bank LOC), 1.030%, 2/7/2013	8,615,000
1,550,000	California PCFA, (Series 2001) Weekly VRDNs (Bos Farms)/(CoBank, ACB LOC), 0.150%, 2/7/2013	1,550,000
6,815,000	California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.150%, 2/7/2013	6,815,000
5,000,000	California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.200%, 2/7/2013	5,000,000
3,500,000	California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.150%, 2/7/2013	3,500,000
2,940,000	California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.200%, 2/7/2013	2,940,000
8,000,000	California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(CoBank, ACB LOC), 0.150%, 2/7/2013	8,000,000
2,000,000	California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(CoBank, ACB LOC), 0.140%, 2/7/2013	2,000,000
2,350,000	California PCFA, (Series 2003: JDS Ranch) Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/7/2013	2,350,000
2,000,000	California PCFA, (Series 2004) Weekly VRDNs (A & M Farms)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/7/2013	2,000,000
7,975,000	California PCFA, (Series 2006A) Weekly VRDNs (Garaventa Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.140%, 2/6/2013	7,975,000
2,245,000	California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank, N.A. LOC), 0.150%, 2/6/2013	2,245,000
2,355,000	California PCFA, (Series 2011) Weekly VRDNs (Recycling Industries, Inc.)/(Comerica Bank LOC), 0.160%, 2/6/2013	2,355,000
2,805,000	California PCFA, (Series 2011A) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.160%, 2/6/2013	2,805,000
2,570,000	California PCFA, (Series 2012) Weekly VRDNs (Alameda County Industries AR, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.330%, 2/6/2013	2,570,000
2,540,000	California PCFA, (Series 2012) Weekly VRDNs (California Waste Recovery Systems, LLC)/(Union Bank, N.A. LOC), 0.150%, 2/6/2013	2,540,000
5,500,000	California PCFA, (Series 2012) Weekly VRDNs (The Ratto Group of Companies, Inc.)/(Union Bank, N.A. LOC), 0.150%, 2/6/2013	5,500,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$3,030,000		California PCFA, (Series 2012A) Weekly VRDNs (Metropolitan Recycling LLC)/(Comerica Bank LOC), 0.160%, 2/6/2013	$3,030,000
6,480,000		California PCFA, (Series 2012A) Weekly VRDNs (Zero Waste Energy Development Company LLC)/(Comerica Bank LOC), 0.160%, 2/6/2013	6,480,000
75,000,000		California State, (Series A-2), 2.50% RANs, 6/20/2013	75,589,134
44,275,000	[3,4]	California State, PUTTERs (Series 4265) Daily VRDNs (JPMorgan Chase & Co. LIQ), 0.120%, 2/1/2013	44,275,000
2,700,000		California Statewide CDA IDRB, (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Sarich Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.490%, 2/7/2013	2,700,000
3,825,000		California Statewide CDA IDRB, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.250%, 2/7/2013	3,825,000
8,000,000		California Statewide CDA IDRB, (Series B) Weekly VRDNs (American Biodiesel Fuels Corp.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 2/6/2013	8,000,000
10,600,000		California Statewide CDA, (Series 2009 C-1) Weekly VRDNs (Kaiser Permanente), 0.090%, 2/6/2013	10,600,000
10,000,000	[3,4]	Fremont, CA USD, Stage Trust (Series 2012-108C), 0.27% TOBs (Wells Fargo Bank, N.A. LIQ) 6/13/2013	10,000,000
15,000,000	[3,4]	Nuveen California Performance Plus Municipal Fund, Inc., (810 Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.190%, 2/7/2013	15,000,000
1,730,000		Sacramento County, CA Airport System, (Series 2008B: Senior Revenue Bonds), 4.25% Bonds (Assured Guaranty Municipal Corp. INS), 7/1/2013	1,756,902
2,340,000		Sacramento County, CA Airport System, (Series 2008E: Subordinate and PFC Revenue Bonds), 4.25% Bonds (Assured Guaranty Municipal Corp. INS), 7/1/2013	2,376,388
22,580,000	[3,4]	School Facilities Financing Authority, CA, Stage Trust (Series 2008-33C), 0.30% TOBs (Grant, CA Joint Union High School District)/(Wells Fargo & Co. LIQ)/(Wells Fargo & Co. LOC), Optional Tender 7/25/2013	22,580,000
		TOTAL	280,807,424
		Colorado—2.7%
1,000,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLP)/(U.S. Bank, N.A. LOC), 0.200%, 2/7/2013	1,000,000
2,300,000		Colorado HFA (Class I Bonds), (Series 2005A) Weekly VRDNs (Closet Factory)/(FHLB of Topeka LOC), 0.180%, 2/7/2013	2,300,000
3,515,000		Colorado HFA (Class I Bonds), (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.150%, 2/7/2013	3,515,000
110,000		Colorado Springs, CO Utility System, (Series 1998) Weekly VRDNs (Catalono Family LLP)/(JPMorgan Chase Bank, N.A. LOC), 0.550%, 2/7/2013	110,000
25,100,000		Denver, CO City & County Airport Authority, (Series 2002C) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.190%, 2/6/2013	25,100,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Colorado—continued
$15,000,000	[3,4]	Denver, CO City & County Airport Authority, RBC Muni Trust (Series E-25) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.130%, 2/7/2013	$15,000,000
14,900,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-467) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 2/7/2013	14,900,000
27,425,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485), 0.32% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 3/21/2013	27,425,000
		TOTAL	89,350,000
		Connecticut—0.4%
2,800,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.100%, 2/6/2013	2,800,000
8,000,000		Hartford, CT, 2.00% BANs, 4/11/2013	8,024,552
3,000,000		Putnam, CT, 1.00% BANs, 11/27/2013	3,008,543
		TOTAL	13,833,095
		District of Columbia—0.3%
4,700,000		District of Columbia Revenue, (Series 2003A) Weekly VRDNs (National Association of Realtors)/(SunTrust Bank LOC), 0.230%, 2/6/2013	4,700,000
3,735,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.120%, 2/7/2013	3,735,000
		TOTAL	8,435,000
		Florida—4.0%
11,135,000		Brevard County, FL Educational Facilities Authority, (Series B) Weekly VRDNs (Florida Institute of Technology)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/7/2013	11,135,000
1,000,000		Broward County, FL Airport Facility, (Series 2007A) Weekly VRDNs (Embraer Aircraft Holding, Inc.)/(Citibank NA, New York LOC), 0.130%, 2/6/2013	1,000,000
3,950,000		Broward County, FL HFA, (Series 2006) Weekly VRDNs (Palms of Deerfield Beach Apartments)/(Citibank NA, New York LOC), 0.160%, 2/6/2013	3,950,000
2,385,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.220%, 2/7/2013	2,385,000
990,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/1/2013	990,000
9,490,000		Collier County, FL Educational Facilities Authority, (Series 2007) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/7/2013	9,490,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$1,000,000		Florida Housing Finance Corp., (Series 2003 O: Wellesley Apartments) Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA, New York LOC), 0.130%, 2/6/2013	$1,000,000
5,082,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.220%, 2/7/2013	5,082,000
5,205,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2006-B17), 0.35% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 8/7/2013	5,205,000
25,000,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.230%, 2/7/2013	25,000,000
5,545,000		Orange County, FL, Health Facilities Authority, (Series 2008) Weekly VRDNs (Lakeside Behavioral Healthcare, Inc.)/(SunTrust Bank LOC), 0.180%, 2/6/2013	5,545,000
20,000,000	[3,4]	Palm Beach County, FL School Board, PUTTERs (Series 4078) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 2/1/2013	20,000,000
5,000,000		Pinellas County, FL Health Facility Authority, (Series 2004) Daily VRDNs (Bayfront Obligated Group)/(SunTrust Bank LOC), 0.150%, 2/1/2013	5,000,000
27,885,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.160%, 2/1/2013	27,885,000
9,250,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/1/2013	9,250,000
		TOTAL	132,917,000
		Georgia—5.6%
9,750,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.150%, 2/7/2013	9,750,000
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.350%, 2/7/2013	5,400,000
4,500,000		Burke County, GA Development Authority, (Second Series 1995) Daily VRDNs (Georgia Power Co.), 0.140%, 2/1/2013	4,500,000
32,000,000		Burke County, GA Development Authority, (Third Series 2012) Daily VRDNs (Georgia Power Co.), 0.160%, 2/1/2013	32,000,000
11,000,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/7/2013	11,000,000
16,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/7/2013	16,000,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Georgia—continued
$18,000,000		Fulton County, GA Housing Authority, (Series 1999) Weekly VRDNs (Walton Falls Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/7/2013	$18,000,000
17,760,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11), 0.35% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 8/7/2013	17,760,000
8,500,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.170%, 2/7/2013	8,500,000
2,250,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/7/2013	2,250,000
3,800,000		Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.150%, 2/1/2013	3,800,000
13,000,000		Heard County, GA Development Authority, (First Series 2007) Daily VRDNs (Georgia Power Co.), 0.150%, 2/1/2013	13,000,000
10,600,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.150%, 2/7/2013	10,600,000
3,000,000		Monroe County, GA Development Authority, (Second Series 2006) Daily VRDNs (Georgia Power Co.), 0.140%, 2/1/2013	3,000,000
10,750,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.360%, 2/6/2013	10,750,000
19,000,000		Summerville, GA Development Authority, (Series 1997) Weekly VRDNs (Image Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2013	19,000,000
		TOTAL	185,310,000
		Idaho—1.1%
1,510,000		Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(CoBank, ACB LOC), 0.150%, 2/7/2013	1,510,000
35,000,000		Power County, ID IDC, (Series 2012) Weekly VRDNs (J.R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.150%, 2/6/2013	35,000,000
		TOTAL	36,510,000
		Illinois—3.6%
735,000		Arlington Heights, IL, (Series 1997) Weekly VRDNs (3E Graphics & Printing)/(BMO Harris Bank, N.A. LOC), 0.370%, 2/7/2013	735,000
31,700,000		Chicago, IL Board of Education, (Series 2010B) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.120%, 2/1/2013	31,700,000
3,710,000		Chicago, IL MFH Revenue, (Series 2003) Weekly VRDNs (Churchview Supportive Living LP)/(BMO Harris Bank, N.A. LOC), 0.170%, 2/7/2013	3,710,000
1,130,000		Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(BMO Harris Bank, N.A. LOC), 0.210%, 2/7/2013	1,130,000
15,940,000		Chicago, IL Midway Airport, (Series C-1) Weekly VRDNs (Bank of Montreal LOC), 0.120%, 2/7/2013	15,940,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Illinois—continued
$14,000,000	Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.140%, 2/6/2013	$14,000,000
16,929,000	Chicago, IL, (Series D-1), 0.23% CP (Chicago, IL O'Hare International Airport)/(BMO Harris Bank, N.A. LOC), Mandatory Tender 5/7/2013	16,929,000
1,310,000	Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.200%, 2/7/2013	1,310,000
2,090,000	Illinois Development Finance Authority IDB Weekly VRDNs (R.A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/6/2013	2,090,000
3,385,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.390%, 2/7/2013	3,385,000
2,160,000	Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments LLC)/(Bank of America N.A. LOC), 0.500%, 2/6/2013	2,160,000
4,545,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(BMO Harris Bank, N.A. LOC), 0.210%, 2/7/2013	4,545,000
18,000,000	Illinois State, (Series 2012), 2.00% Bonds, 2/1/2013	18,000,000
3,440,000	Peoria, IL, (Series 2000) Weekly VRDNs (Peoria Academy Inc)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/7/2013	3,440,000
430,000	Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 2/7/2013	430,000
	TOTAL	119,504,000
	Indiana—3.0%
10,000,000	Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2013	10,145,413
7,250,000	Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.150%, 2/7/2013	7,250,000
285,000	Huntington, IN, (Series 1999) Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 0.300%, 2/7/2013	285,000
2,000,000	Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/7/2013	2,000,000
35,000,000	Indiana State Finance Authority Industrial Revenue, (Series 2012), 0.20% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury), Mandatory Tender 7/1/2013	35,000,000
1,780,000	Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.140%, 2/7/2013	1,780,000
7,400,000	Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens Bank N.A. LOC), 0.200%, 2/7/2013	7,400,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Indiana—continued
$5,000,000		Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.150%, 2/7/2013	$5,000,000
6,000,000		Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(CoBank, ACB LOC), 0.150%, 2/7/2013	6,000,000
10,000,000		Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.300%, 2/7/2013	10,000,000
1,000,000		Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.300%, 2/7/2013	1,000,000
10,000,000		Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.300%, 2/7/2013	10,000,000
1,605,000		St. Joseph County, IN EDRB, (Series 1998) Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 0.220%, 2/6/2013	1,605,000
1,200,000		St. Joseph County, IN EDRB, (Series 2002) Weekly VRDNs (Family & Children's Center Properties Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/7/2013	1,200,000
600,000		Whitley County, IN, (Series 1999) Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 2/7/2013	600,000
		TOTAL	99,265,413
		Iowa—1.6%
4,770,000		Iowa Finance Authority, (Series 2001A) Weekly VRDNs (U.S. Filter Water)/(Societe Generale, Paris LOC), 0.350%, 2/7/2013	4,770,000
5,300,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.150%, 2/7/2013	5,300,000
6,000,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.140%, 2/7/2013	6,000,000
35,000,000		Iowa Finance Authority, (Series 2012), 0.18% TOBs (Iowa Fertilizer Co.)/(GTD by United States Treasury), Mandatory Tender 4/12/2013	35,000,000
		TOTAL	51,070,000
		Kansas—0.3%
7,162,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.220%, 2/7/2013	7,162,000
3,430,000		Dodge City, KS IDA, (Series 2000) Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.150%, 2/7/2013	3,430,000
		TOTAL	10,592,000
		Kentucky—0.6%
5,500,000		Hopkinsville, KY, (Series 2007A) Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.160%, 2/7/2013	5,500,000
5,740,000		Maysville, KY, (Series 1996) Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.160%, 2/7/2013	5,740,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Kentucky—continued
$10,000,000		Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(Bank of Nova Scotia, Toronto LOC), 0.140%, 2/7/2013	$10,000,000
		TOTAL	21,240,000
		Louisiana—1.0%
4,900,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 2/6/2013	4,900,000
5,080,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2009-10) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.220%, 2/7/2013	5,080,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(PNC Bank, N.A. LOC), 0.170%, 2/7/2013	5,000,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.150%, 2/7/2013	4,630,000
14,050,000		St. Tammany Parish Development District, LA, (Series 2008) Weekly VRDNs (Rooms to Go St. Tammany LLC)/(SunTrust Bank LOC), 0.180%, 2/6/2013	14,050,000
		TOTAL	33,660,000
		Maine—1.2%
25,415,000		Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.160%, 2/7/2013	25,415,000
15,550,000		Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.160%, 2/7/2013	15,550,000
		TOTAL	40,965,000
		Maryland—0.6%
415,000		Baltimore County, MD, (1994 Issue) Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.300%, 2/6/2013	415,000
2,230,000		Maryland Community Development Administration—MFH, (Series 1990 C) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.180%, 2/6/2013	2,230,000
6,900,000		Maryland Community Development Administration—MFH, (Series 1990B) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.180%, 2/6/2013	6,900,000
4,240,000	[3,4]	Maryland Community Development Administration—Residential Revenue, PUTTERs (Series 3364) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.150%, 2/7/2013	4,240,000
450,000		Maryland State Economic Development Corp., (Series 1999A) Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.300%, 2/1/2013	450,000
1,490,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.270%, 2/1/2013	1,490,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Maryland—continued
$959,000		Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A. LOC), 1.150%, 2/1/2013	$959,000
1,900,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 2/7/2013	1,900,000
		TOTAL	18,584,000
		Massachusetts—1.3%
5,000,000		Boston, MA IDFA, (Series 2006C) Weekly VRDNs (Fenway Community Health Center)/(Sovereign Bank LOC), 0.970%, 2/6/2013	5,000,000
8,000,000		Longmeadow, MA, 1.00% BANs, 10/9/2013	8,038,192
10,000,000		Massachusetts IFA, (Series 1992B), 0.40% CP (New England Power Co.), Mandatory Tender 3/4/2013	10,000,000
10,544,300		Pittsfield, MA, (Series B), 1.25% BANs, 6/28/2013	10,575,982
10,000,000		Quincy, MA, 1.25% BANs, 9/13/2013	10,058,092
		TOTAL	43,672,266
		Michigan—2.4%
8,125,000		Fremont, MI Hospital Finance Authority, (Series 2007) Weekly VRDNs (Gerber Memorial Health Services)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/1/2013	8,125,000
5,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.240%, 2/7/2013	5,500,000
1,630,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/1/2013	1,630,000
6,000,000		Michigan State Financial Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.220%, 2/6/2013	6,000,000
8,000,000		Michigan State Housing Development Authority, MFH Revenue Bonds (Series 2002A) Weekly VRDNs (Bank of America N.A. LIQ), 0.140%, 2/7/2013	8,000,000
4,320,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.200%, 2/7/2013	4,320,000
2,550,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.240%, 2/7/2013	2,550,000
2,900,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/1/2013	2,900,000
6,945,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/7/2013	6,945,000
34,500,000	[3,4]	Wayne County, MI Airport Authority, SPEARs (Series DBE-652) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.190%, 2/7/2013	34,500,000
		TOTAL	80,470,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Minnesota—0.4%
$520,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 2/7/2013	$520,000
1,400,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 2/7/2013	1,400,000
1,700,000		Hennepin County, MN Housing and Redevelopment Authority, (Series 2001) Weekly VRDNs (City Apartments at Loring Park)/(FNMA LOC), 0.130%, 2/7/2013	1,700,000
1,280,000		Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.240%, 2/7/2013	1,280,000
6,115,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(FHLB of Des Moines LOC), 0.160%, 2/1/2013	6,115,000
425,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/7/2013	425,000
		TOTAL	11,440,000
		Mississippi—1.5%
5,690,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2009-14) Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.220%, 2/7/2013	5,690,000
9,570,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/7/2013	9,570,000
6,800,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.150%, 2/7/2013	6,800,000
9,330,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/7/2013	9,330,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/7/2013	9,670,000
6,075,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/7/2013	6,075,000
3,095,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001-A8), 0.35% TOBs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ) 8/7/2013	3,095,000
		TOTAL	50,230,000
		Missouri—0.5%
17,710,000		St. Louis County, MO IDA, (Series 2003) Weekly VRDNs (General Grant Colonial Village)/(U.S. Bank, N.A. LOC), 0.120%, 2/7/2013	17,710,000
170,000		St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 0.320%, 2/7/2013	170,000
		TOTAL	17,880,000
		Montana—0.1%
3,370,000	[3,4]	Montana State Board of Housing, P-FLOATs (Series PA-1406R) Weekly VRDNs (Bank of America N.A. LIQ), 0.220%, 2/7/2013	3,370,000
Semi-Annual Shareholder Report
12

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Multi-State—14.9%
$25,000,000	[3,4]	BlackRock MuniHoldings Investment Quality Fund, (2746 Series W-7) Weekly VRDPs, (GTD by Bank of America N.A), 0.300%, 2/7/2013	$25,000,000
9,380,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-12) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.250%, 2/7/2013	9,380,000
35,013,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.250%, 2/7/2013	35,013,000
1,365,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.250%, 2/7/2013	1,365,000
9,550,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-77) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.250%, 2/7/2013	9,550,000
13,135,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.250%, 2/7/2013	13,135,000
58,400,000	[3,4]	FHLMC, Eagles (Series 2008-0055F) Weekly VRDNs (GTD by FHLMC)/(FHLMC LIQ), 0.150%, 2/7/2013	58,400,000
10,220,000		FHLMC, Floater Certificates (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.140%, 2/7/2013	10,220,000
18,244,000		FHLMC, Floater Certificates (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.150%, 2/7/2013	18,244,000
24,261,000		FHLMC, Floater Certificates (Series M020-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.140%, 2/7/2013	24,261,000
91,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.210%, 2/7/2013	91,300,000
30,000,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.210%, 2/7/2013	30,000,000
85,300,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.210%, 2/7/2013	85,300,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.240%, 2/7/2013	25,000,000
24,000,000	[3,4]	Nuveen Premier Insured Municipal Income Fund, Inc., (1309 Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.210%, 2/7/2013	24,000,000
30,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., (4,895 Series 1) Weekly VRDPs, (GTD by Barclays Bank PLC), 0.200%, 2/7/2013	30,000,000
		TOTAL	490,168,000
		Nebraska—0.1%
2,000,000		Nebraska Investment Finance Authority, (Series 2005) Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.140%, 2/7/2013	2,000,000
Semi-Annual Shareholder Report
13

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Nevada—2.0%
$33,000,000		Clark County, NV Airport System, Junior Subordinate Lien Revenue Notes (Series 2012A-1), 2.00% BANs, 7/1/2013	$33,213,503
15,000,000		Clark County, NV IDR, (Series 2003A) Weekly VRDNs (Southwest Gas Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 2/6/2013	15,000,000
19,295,000	[3,4]	Truckee Meadows, NV Water Authority, Stage Trust (Series 2008-14C), 0.30% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 7/25/2013	19,295,000
		TOTAL	67,508,503
		New Hampshire—0.2%
6,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.45% CP (New England Power Co.), Mandatory Tender 2/14/2013	6,000,000
925,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.600%, 2/6/2013	925,000
		TOTAL	6,925,000
		New Jersey—4.9%
6,882,093		Englewood Cliffs, NJ, 1.25% BANs, 3/29/2013	6,889,970
20,764,627		Glassboro Borough, NJ, (Series 2013A), 1.00% BANs, 1/17/2014	20,853,675
4,168,620		Haddonfield, NJ, 1.25% BANs, 3/29/2013	4,174,031
22,733,000		Hamilton Township, NJ, (Series 2012A-B), 1.25% BANs, 6/13/2013	22,794,334
14,703,658		Hamilton Township, NJ, 1.00% BANs, 6/13/2013	14,731,872
5,247,686		Morristown, NJ, 1.50% BANs, 6/14/2013	5,262,869
7,000,000		New Jersey EDA, (Series 2007) Daily VRDNs (Pivotal Utility Holdings, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.140%, 2/1/2013	7,000,000
6,215,000		New Jersey Health Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.390%, 2/6/2013	6,215,000
50,000,000		New Jersey State, 2.50% TRANs, 6/27/2013	50,432,977
11,000,000		Readington Township, NJ, 1.00% BANs, 1/31/2014	11,065,490
11,000,000		Readington Township, NJ, 1.00% BANs, 2/1/2013	11,000,000
		TOTAL	160,420,218
		New Mexico—0.2%
100,000		Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/7/2013	100,000
3,400,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/7/2013	3,400,000
3,200,000		Bernalillo County, NM MFH, (Series 2008) Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.200%, 2/7/2013	3,200,000
1,125,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.370%, 2/6/2013	1,125,000
		TOTAL	7,825,000
Semi-Annual Shareholder Report
14

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—5.7%
$11,174,500		East Bloomfield, NY CSD, 1.25% BANs, 6/21/2013	$11,202,188
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.130%, 2/7/2013	5,590,000
4,530,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.300%, 2/7/2013	4,530,000
25,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (KBC Bank N.V. LIQ), 0.200%, 2/1/2013	25,000,000
11,000,000	[3,4]	New York City, NY Municipal Water Finance Authority, Stage Trust (Series 2012-105C), 0.37% TOBs (Wells Fargo Bank, N.A. LIQ) 12/5/2013	11,000,000
21,195,000		New York City, NY, (Fiscal 2004 Series H-7) Daily VRDNs (KBC Bank N.V. LOC), 0.210%, 2/1/2013	21,195,000
1,700,000		New York City, NY, (Fiscal 2008 Subseries D-4) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.160%, 2/7/2013	1,700,000
4,000,000		New York State Mortgage Agency, (Series 122) Weekly VRDNs (Bank of America N.A. LIQ), 0.130%, 2/6/2013	4,000,000
8,550,000		New York State Mortgage Agency, (Series 132) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.140%, 2/1/2013	8,550,000
7,650,000		New York State Mortgage Agency, (Series 139) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.140%, 2/1/2013	7,650,000
23,890,000		New York State Mortgage Agency, (Series 144) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.140%, 2/1/2013	23,890,000
5,000,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11702) Weekly VRDNs (Citibank NA, New York LIQ), 0.350%, 2/7/2013	5,000,000
21,000,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.200%, 2/7/2013	21,000,000
35,000,000		Oyster Bay, NY, (Series 2012A), 2.50% BANs, 3/8/2013	35,068,486
3,175,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(RBS Citizens Bank N.A. LOC), 0.190%, 2/6/2013	3,175,000
		TOTAL	188,550,674
		North Carolina—1.9%
8,400,000		Cleveland County, NC Industrial Facilities & PCFA, (Series 1998) Weekly VRDNs (Curtiss-Wright Flight Systems, Inc.)/(Bank of America N.A. LOC), 0.160%, 2/7/2013	8,400,000
8,200,000		North Carolina Capital Facilities Finance Agency, (Series 2011) Weekly VRDNs (Elon University)/(U.S. Bank, N.A. LOC), 0.100%, 2/6/2013	8,200,000
14,220,000		North Carolina HFA, (Series 16-C) Daily VRDNs (TD Bank, N.A. LIQ), 0.120%, 2/6/2013	14,220,000
Semi-Annual Shareholder Report
15

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$12,075,000		North Carolina HFA, (Series 18-C) Daily VRDNs (TD Bank, N.A. LIQ), 0.120%, 2/6/2013	$12,075,000
4,060,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20), 0.35% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 8/7/2013	4,060,000
5,855,000	[3,4]	North Carolina HFA, PUTTERs (Series 3722Z) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.150%, 2/7/2013	5,855,000
10,125,000	[3,4]	North Carolina Medical Care Commission, Stage Trust (Series 2012-92C), 0.37% TOBs (Wake Forest Baptist Obligated Group)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 11/14/2013	10,125,000
		TOTAL	62,935,000
		North Dakota—1.3%
30,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J.R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.150%, 2/6/2013	30,000,000
310,000		Hebron, ND IDA, (Series 1998) Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.190%, 2/7/2013	310,000
12,240,000		Richland County, ND, (Series 2010A) Weekly VRDNs (Minn-Dak Farmers Cooperative)/(CoBank, ACB LOC), 0.160%, 2/7/2013	12,240,000
		TOTAL	42,550,000
		Ohio—0.2%
5,250,000		Geauga County, OH, 1.00% BANs, 8/15/2013	5,266,745
		Oklahoma—0.5%
8,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 2/7/2013	8,000,000
9,553,546	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2009-5) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.220%, 2/7/2013	9,553,546
		TOTAL	17,553,546
		Oregon—2.3%
20,000,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.120%, 2/7/2013	20,000,000
34,650,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series I) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.120%, 2/7/2013	34,650,000
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.150%, 2/7/2013	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.150%, 2/7/2013	10,000,000
		TOTAL	74,650,000
Semi-Annual Shareholder Report
16

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—0.3%
$115,000		Pennsylvania EDFA, (Series 2006) Weekly VRDNs (AMC Delancey Traditions of Hershey Partners, LP)/(FHLB of Pittsburgh LOC), 0.120%, 2/7/2013	$115,000
9,145,000	[3,4]	Pennsylvania HFA, P-FLOATs (Series MT-713) Weekly VRDNs (Bank of America N.A. LIQ), 0.140%, 2/7/2013	9,145,000
		TOTAL	9,260,000
		Rhode Island—0.3%
9,000,000		Newport, RI, 1.25% BANs, 7/3/2013	9,029,060
		South Carolina—1.8%
8,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.340%, 2/6/2013	8,000,000
6,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.390%, 2/6/2013	6,000,000
3,000,000		South Carolina Jobs-EDA, (Series 1997B) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 2/7/2013	3,000,000
6,225,000		South Carolina Jobs-EDA, (Series 1997C) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 2/7/2013	6,225,000
8,000,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Brashier Charter, LLC)/(SunTrust Bank LOC), 0.180%, 2/6/2013	8,000,000
6,935,000		South Carolina Jobs-EDA, IDBs (Series 2008) Weekly VRDNs (South Carolina Electric and Gas)/(Branch Banking & Trust Co. LOC), 0.140%, 2/7/2013	6,935,000
20,000,000	[3,4]	South Carolina Transportation Infrastructure Bank, Stage Trust (Series 2012-89C), 0.30% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/8/2013	20,000,000
		TOTAL	58,160,000
		South Dakota—0.3%
8,410,000		South Dakota EDFA, (Series 1996) Weekly VRDNs (Hastings Filters, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 2/7/2013	8,410,000
3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.140%, 2/7/2013	3,000,000
		TOTAL	11,410,000
		Tennessee—2.8%
12,710,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-C) Daily VRDNs (Loudon County, TN)/(KBC Bank N.V. LOC), 0.410%, 2/1/2013	12,710,000
5,000,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.230%, 2/6/2013	5,000,000
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/7/2013	3,500,000
Semi-Annual Shareholder Report
17

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Tennessee—continued
$7,500,000		Marion County, TN IDA, (Series 2000) Weekly VRDNs (Valmont Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/7/2013	$7,500,000
19,825,000	[3,4]	Metropolitan Government Nashville & Davidson County, TN HEFA, Stage Trust (Series 2012-98C), 0.37% TOBs (Vanderbilt University)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 11/14/2013	19,825,000
22,790,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.150%, 2/6/2013	22,790,000
16,150,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-A-1) Daily VRDNs (Hawkins County, TN)/(KBC Bank N.V. LOC), 0.410%, 2/1/2013	16,150,000
5,435,000	[3,4]	Tennessee Housing Development Agency, Clipper Tax-Exempt Certificates Trust (Series 2009-02) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.220%, 2/7/2013	5,435,000
		TOTAL	92,910,000
		Texas—9.7%
40,000,000		Brazos River Authority, TX, (Series 2001 D-2) Daily VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 0.140%, 2/1/2013	40,000,000
14,500,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.170%, 2/7/2013	14,500,000
4,000,000		Colorado River, TX Municipal Water Distribution, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.140%, 2/7/2013	4,000,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.140%, 2/7/2013	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.140%, 2/7/2013	2,950,000
3,000,000		Dallam County, TX IDC, (Series 2006) Weekly VRDNs (Dalhart Jersey Ranch, Inc.)/(CoBank, ACB LOC), 0.140%, 2/7/2013	3,000,000
20,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999) Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.)/(Air Products & Chemicals, Inc. LIQ), 0.140%, 2/6/2013	20,000,000
25,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000) Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.)/(Air Products & Chemicals, Inc. LIQ), 0.140%, 2/6/2013	25,000,000
14,370,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/7/2013	14,370,000
Semi-Annual Shareholder Report
18

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$4,000,000		Jewett, TX Economic Development Corp., (Series 2003) Weekly VRDNs (Nucor Corp.), 0.340%, 2/6/2013	$4,000,000
17,000,000		Lower Colorado River Authority, TX, (Series B), 0.15% CP (Bank of America N.A. LOC), Mandatory Tender 3/27/2013	17,000,000
20,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C) Daily VRDNs (Texas Health Resources System)/(JPMorgan Chase Bank, N.A. LIQ), 0.150%, 2/1/2013	20,000,000
4,000,000		Texas State Department of Housing & Community Affairs, (Series 2007 A) Weekly VRDNs (Texas State LIQ), 0.130%, 2/7/2013	4,000,000
7,170,000	[3,4]	Texas State, MERLOTS (Series 2008-C47), 0.35% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 8/7/2013	7,170,000
52,500,000	[3,4]	Texas State, PUTTERs (Series 4263) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.120%, 2/1/2013	52,500,000
37,700,000	[3,4]	Texas State, PUTTERs (Series 4264) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.120%, 2/1/2013	37,700,000
52,000,000		Texas State, Variable Rate College Student Loan & Refunding Bonds (Series 2003) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.150%, 2/7/2013	52,000,000
		TOTAL	320,290,000
		Utah—0.0%
1,200,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.250%, 2/7/2013	1,200,000
		Vermont—0.3%
9,000,000		Vermont State Student Assistance Corp., Education Loan Revenue Bonds (Senior Series 2008B-1) Weekly VRDNs (Bank of New York Mellon LOC), 0.110%, 2/7/2013	9,000,000
		Virginia—0.2%
1,000,000		Brunswick County, VA IDA, (Series 1996) Weekly VRDNs (Aegis Waste Solutions, Inc.)/(Bank of America N.A. LOC), 0.280%, 2/7/2013	1,000,000
1,670,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/7/2013	1,670,000
3,000,000		Portsmouth, VA IDA, (Series 2001B) Weekly VRDNs (Ocean Marine LLC)/(Wells Fargo Bank, N.A. LOC), 0.170%, 2/7/2013	3,000,000
		TOTAL	5,670,000
		Washington—2.6%
2,400,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.300%, 2/7/2013	2,400,000
1,635,000		Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.170%, 2/7/2013	1,635,000
7,425,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.150%, 2/7/2013	7,425,000
Semi-Annual Shareholder Report
19

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Washington—continued
$14,500,000		Port of Tacoma, WA, (Series B: Subordinate Lien), 0.30% CP (Bank of America N.A. LOC), Mandatory Tender 3/6/2013	$14,500,000
14,475,000	[3,4]	University of Washington, Stage Trust (Series 2012-109C), 0.37% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 12/5/2013	14,475,000
2,790,000		Washington State EDFA, (Series 2000C) Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 0.500%, 2/7/2013	2,790,000
13,650,000		Washington State EDFA, (Series 2000H) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.140%, 2/6/2013	13,650,000
7,375,000		Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.200%, 2/7/2013	7,375,000
1,000,000		Washington State EDFA, (Series 2001L) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.200%, 2/7/2013	1,000,000
10,000,000		Washington State EDFA, (Series 2007A) Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 0.300%, 2/7/2013	10,000,000
4,195,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/7/2013	4,195,000
2,745,000		Washington State EDFA, (Series C) Weekly VRDNs (Novelty Hills Properties LLC)/(U.S. Bank, N.A. LOC), 0.170%, 2/7/2013	2,745,000
4,560,000		Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.150%, 2/7/2013	4,560,000
		TOTAL	86,750,000
		West Virginia—0.3%
10,000,000		Putnam County, WV County Commission, (1998 Series A) Weekly VRDNs (Toyota Motor Manufacturing, West Virginia, Inc.)/(GTD by Toyota Motor Credit Corp.), 0.110%, 2/6/2013	10,000,000
		Wisconsin—0.9%
4,000,000		Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 2/7/2013	4,000,000
2,975,000		Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/7/2013	2,975,000
4,490,000		Lancaster, WI IDRB, (Series 2007) Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(BMO Harris Bank, N.A. LOC), 0.210%, 2/7/2013	4,490,000
1,525,000		West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.200%, 2/7/2013	1,525,000
15,000,000		Wisconsin HEFA, (Series 2010C), 0.21% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 3/6/2013	15,000,000
		TOTAL	27,990,000
Semi-Annual Shareholder Report
20

Principal Amount		Value
	Wyoming—0.7%
$22,700,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.150%, 2/6/2013	$22,700,000
	TOTAL MUNICIPAL INVESTMENTS—99.5% (AT AMORTIZED COST)[5]	3,284,111,944
	OTHER ASSETS AND LIABILITIES - NET—0.5%[6]	16,093,548
	TOTAL NET ASSETS—100%	$3,300,205,492
Securities that are subject to the federal alternative minimum tax (AMT) represent 68.9% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2013, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.0%	3.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2013, these restricted securities amounted to $989,415,546, which represented 30.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2013, these liquid restricted securities amounted to $989,415,546, which represented 30.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Semi-Annual Shareholder Report
21

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Semi-Annual Shareholder Report
22

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDFA	—Industrial Development Finance Authority
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
PCA	—Pollution Control Authority
PCFA	—Pollution Control Finance Authority
PCRB(s)	—Pollution Control Revenue Bond(s)
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
23

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.001	0.002	0.003	0.015	0.029
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.002	0.003	0.015	0.029
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.001)	(0.002)	(0.003)	(0.015)	(0.029)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.002)	(0.003)	(0.015)	(0.029)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.04%	0.15%	0.20%	0.27%	1.52%	2.92%
Ratios to Average Net Assets:
Net expenses	0.21%[3]	0.21%[4]	0.21%[4]	0.22%	0.22%[4]	0.18%[4]
Net investment income	0.07%[3]	0.14%	0.20%	0.26%	1.41%	2.94%
Expense waiver/reimbursement[5]	0.08%[3]	0.08%	0.08%	0.08%	0.11%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,721,081	$2,268,337	$2,802,916	$3,472,460	$2,950,672	$3,192,965
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.21%, 0.21%, 0.22% and 0.18% for the years ended July 31, 2012, 2011, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
24

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.001	0.013	0.026
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.001	0.013	0.026
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.013)	(0.026)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.013)	(0.026)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.01%	0.06%	1.27%	2.67%
Ratios to Average Net Assets:
Net expenses	0.28%[3]	0.34%[4]	0.40%[4]	0.43%	0.47%[4]	0.43%[4]
Net investment income	0.01%[3]	0.01%	0.01%	0.06%	1.16%	2.57%
Expense waiver/reimbursement[5]	0.27%[3]	0.20%	0.14%	0.12%	0.11%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$807,932	$828,815	$852,955	$772,448	$1,342,615	$964,094
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.34%, 0.40%, 0.47% and 0.43% for the years ended July 31, 2012, 2011, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
25

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.001	0.002	0.014	0.028
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.001	0.002	0.014	0.028
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.001)	(0.002)	(0.014)	(0.028)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.001)	(0.002)	(0.014)	(0.028)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.06%	0.10%	0.17%	1.42%	2.82%
Ratios to Average Net Assets:
Net expenses	0.28%[3]	0.31%[4]	0.31%[4]	0.32%	0.32%[4]	0.28%[4]
Net investment income	0.01%[3]	0.04%	0.10%	0.17%	1.30%	2.78%
Expense waiver/reimbursement[5]	0.12%[3]	0.08%	0.08%	0.08%	0.11%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$771,192	$1,108,338	$1,284,749	$1,154,692	$1,537,150	$1,156,792
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.31%, 0.31%, 0.32% and 0.28% for the years ended July 31, 2012, 2011, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
26

Statement of Assets and Liabilities
January 31, 2013 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$3,284,111,944
Cash		12,428,294
Income receivable		3,915,275
Receivable for shares sold		100,511
TOTAL ASSETS		3,300,556,024
Liabilities:
Payable for shares redeemed	$229,857
Income distribution payable	9,932
Payable for investment adviser fee (Note 4)	32,392
Payable for custodian fees	23,500
Payable for Directors'/Trustees' fees	3,304
Payable for shareholder services fee (Note 4)	35,465
Accrued expenses	16,082
TOTAL LIABILITIES		350,532
Net assets for 3,300,252,680 shares outstanding		$3,300,205,492
Net Assets Consist of:
Paid-in capital		$3,300,232,369
Accumulated net realized gain on investments		18,715
Distributions in excess of net investment income		(45,592)
TOTAL NET ASSETS		$3,300,205,492
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$1,721,081,384 ÷ 1,721,097,402 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$807,932,456 ÷ 807,954,122 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$771,191,652 ÷ 771,201,156 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2013 (unaudited)
Investment Income:
Interest			$5,343,666
Expenses:
Investment adviser fee (Note 4)		$3,721,852
Administrative fee (Note 4)		1,453,093
Custodian fees		63,919
Transfer and dividend disbursing agent fees and expenses		20,349
Directors'/Trustees' fees		10,034
Auditing fees		10,334
Legal fees		4,893
Portfolio accounting fees		93,418
Shareholder services fee (Note 4)		1,316,513
Account administration fee (Note 2)		158,081
Share registration costs		67,711
Printing and postage		28,812
Insurance premiums		6,792
Miscellaneous		12,504
TOTAL EXPENSES		6,968,305
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(1,498,854)
Waiver of administrative fee	(7,033)
Waiver of shareholder services fee	(780,834)
Reimbursement of shareholder services fee	(155,025)
TOTAL WAIVERS AND REIMBURSEMENT		(2,441,746)
Net expenses			4,526,559
Net investment income			817,107
Net realized gain on investments			47,744
Change in net assets resulting from operations			$864,851
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2013	Year Ended 7/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$817,107	$4,260,602
Net realized gain on investments	47,744	68,320
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	864,851	4,328,922
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(754,569)	(3,704,946)
Service Shares	(41,446)	(87,738)
Capital Shares	(47,497)	(484,264)
Distributions from net realized gain on investments
Institutional Shares	(41,453)	(430,701)
Service Shares	(17,954)	(132,767)
Capital Shares	(16,484)	(157,254)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(919,403)	(4,997,670)
Share Transactions:
Proceeds from sale of shares	3,764,869,798	13,652,277,667
Net asset value of shares issued to shareholders in payment of distributions declared	603,417	3,538,146
Cost of shares redeemed	(4,670,703,896)	(14,390,276,661)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(905,230,681)	(734,460,848)
Change in net assets	(905,285,233)	(735,129,596)
Net Assets:
Beginning of period	4,205,490,725	4,940,620,321
End of period (including distributions in excess of net investment income of $(45,592) and $(19,187), respectively)	$3,300,205,492	$4,205,490,725
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2013 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Capital Shares may bear shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Service Shares	$131,070
Capital Shares	27,011
TOTAL	$158,081
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense,
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either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,434,666,692	$2,434,666,692	10,162,432,294	$10,162,432,294
Shares issued to shareholders in payment of distributions declared	498,701	498,701	2,796,154	2,796,154
Shares redeemed	(2,982,391,690)	(2,982,391,690)	(10,698,375,120)	(10,698,375,120)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(547,226,297)	$(547,226,297)	(533,146,672)	$(533,146,672)
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	797,055,826	$797,055,826	1,724,540,027	$1,724,540,027
Shares issued to shareholders in payment of distributions declared	52,160	52,160	193,119	193,119
Shares redeemed	(817,979,097)	(817,979,097)	(1,749,266,072)	(1,749,266,072)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(20,871,111)	$(20,871,111)	(24,532,926)	$(24,532,926)
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	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	533,147,280	$533,147,280	1,765,305,346	$1,765,305,346
Shares issued to shareholders in payment of distributions declared	52,556	52,556	548,873	548,873
Shares redeemed	(870,333,109)	(870,333,109)	(1,942,635,469)	(1,942,635,469)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(337,133,273)	$(337,133,273)	(176,781,250)	$(176,781,250)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(905,230,681)	$(905,230,681)	(734,460,848)	$(734,460,848)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, the Adviser voluntarily waived $1,498,854 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, FAS waived $7,033 of its fee. The net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation
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note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$905,199	$(143,413)	$(631,467)
Capital Shares	411,314	(11,612)	(149,367)
TOTAL	$1,316,513	$(155,025)	$(780,834)
For the six months ended January 31, 2013, FSSC did not receive any fees paid by the Fund. For the six months ended January 31, 2013, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and reimbursements) will not exceed 0.21%, 0.46% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,009,560,000 and $1,492,045,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
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5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2012	Ending Account Value 1/31/2013	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.40	$1.06
Service Shares	$1,000	$1,000.10	$1.41[2]
Capital Shares	$1,000	$1,000.10	$1.41[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.15	$1.07
Service Shares	$1,000	$1,023.79	$1.43[2]
Capital Shares	$1,000	$1,023.79	$1.43[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.21%
Service Shares	0.28%
Capital Shares	0.28%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.46% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.32 and $2.35, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.31% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.56 and $1.58, respectively.
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Evaluation and Approval of Advisory
Contract–May 2012
FEDERATED MUNICIPAL OBLIGATIONS FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the one-year period covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
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competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
42

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report
43

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
44

Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N658
CUSIP 60934N641
CUSIP 60934N633
Q450197 (3/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2013
Share Class	Ticker
Institutional	MOFXX

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	77.0%
Municipal Notes	20.1%
Commercial Paper	2.4%
Other Assets and Liabilities—Net[2]	0.5%
TOTAL	100.0%
At January 31, 2013, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.8%
8-30 Days	0.2%
31-90 Days	5.2%
91-180 Days	10.8%
181 Days or more	5.5%
Other Assets and Liabilities—Net[2]	0.5%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2013 (unaudited)
Principal Amount		Value
	SHORT-TERM MUNICIPALS—99.5%[1,2]
	Alabama—3.2%
$200,000	Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.150%, 2/7/2013	$200,000
7,325,000	Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/7/2013	7,325,000
6,000,000	Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/7/2013	6,000,000
8,440,000	Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/7/2013	8,440,000
10,000,000	Bridgeport, AL IDB, (Series 1987) Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.280%, 2/7/2013	10,000,000
4,180,000	Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.150%, 2/7/2013	4,180,000
25,000,000	Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.160%, 2/1/2013	25,000,000
15,000,000	Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.140%, 2/7/2013	15,000,000
15,440,000	Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.150%, 2/7/2013	15,440,000
9,000,000	Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.190%, 2/7/2013	9,000,000
4,400,000	Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 2/7/2013	4,400,000
	TOTAL	104,985,000
	Alaska—0.4%
14,000,000	Alaska Student Loan Corporation, (Senior Series 2012B-1), 0.37% TOBs (State Street Bank and Trust Co. LOC), Mandatory Tender 6/1/2013	14,000,000
	Arizona—0.1%
3,200,000	Maricopa County, AZ, IDA MFH, (Series 2008: Village at Sun Valley Apartments) Weekly VRDNs (Western Sun Valley, LP)/(FHLMC LOC), 0.130%, 2/7/2013	3,200,000
	Arkansas—0.7%
15,000,000	Arkansas State Development Finance Authority Solid Waste, (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.140%, 2/7/2013	15,000,000
7,100,000	Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 2/7/2013	7,100,000
	TOTAL	22,100,000
Semi-Annual Shareholder Report
2

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	California—8.5%
$3,250,000	Alameda County, CA IDA, (Series 2005: Essai, Inc. Project) Weekly VRDNs (Oz Enterprises, LLC)/(Union Bank, N.A. LOC), 0.150%, 2/7/2013	$3,250,000
2,585,000	Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.180%, 2/7/2013	2,585,000
8,615,000	California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Sovereign Bank LOC), 1.030%, 2/7/2013	8,615,000
1,550,000	California PCFA, (Series 2001) Weekly VRDNs (Bos Farms)/(CoBank, ACB LOC), 0.150%, 2/7/2013	1,550,000
6,815,000	California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.150%, 2/7/2013	6,815,000
5,000,000	California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.200%, 2/7/2013	5,000,000
3,500,000	California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.150%, 2/7/2013	3,500,000
2,940,000	California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.200%, 2/7/2013	2,940,000
8,000,000	California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(CoBank, ACB LOC), 0.150%, 2/7/2013	8,000,000
2,000,000	California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(CoBank, ACB LOC), 0.140%, 2/7/2013	2,000,000
2,350,000	California PCFA, (Series 2003: JDS Ranch) Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/7/2013	2,350,000
2,000,000	California PCFA, (Series 2004) Weekly VRDNs (A & M Farms)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/7/2013	2,000,000
7,975,000	California PCFA, (Series 2006A) Weekly VRDNs (Garaventa Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.140%, 2/6/2013	7,975,000
2,245,000	California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank, N.A. LOC), 0.150%, 2/6/2013	2,245,000
2,355,000	California PCFA, (Series 2011) Weekly VRDNs (Recycling Industries, Inc.)/(Comerica Bank LOC), 0.160%, 2/6/2013	2,355,000
2,805,000	California PCFA, (Series 2011A) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.160%, 2/6/2013	2,805,000
2,570,000	California PCFA, (Series 2012) Weekly VRDNs (Alameda County Industries AR, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.330%, 2/6/2013	2,570,000
2,540,000	California PCFA, (Series 2012) Weekly VRDNs (California Waste Recovery Systems, LLC)/(Union Bank, N.A. LOC), 0.150%, 2/6/2013	2,540,000
5,500,000	California PCFA, (Series 2012) Weekly VRDNs (The Ratto Group of Companies, Inc.)/(Union Bank, N.A. LOC), 0.150%, 2/6/2013	5,500,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$3,030,000		California PCFA, (Series 2012A) Weekly VRDNs (Metropolitan Recycling LLC)/(Comerica Bank LOC), 0.160%, 2/6/2013	$3,030,000
6,480,000		California PCFA, (Series 2012A) Weekly VRDNs (Zero Waste Energy Development Company LLC)/(Comerica Bank LOC), 0.160%, 2/6/2013	6,480,000
75,000,000		California State, (Series A-2), 2.50% RANs, 6/20/2013	75,589,134
44,275,000	[3,4]	California State, PUTTERs (Series 4265) Daily VRDNs (JPMorgan Chase & Co. LIQ), 0.120%, 2/1/2013	44,275,000
2,700,000		California Statewide CDA IDRB, (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Sarich Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.490%, 2/7/2013	2,700,000
3,825,000		California Statewide CDA IDRB, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.250%, 2/7/2013	3,825,000
8,000,000		California Statewide CDA IDRB, (Series B) Weekly VRDNs (American Biodiesel Fuels Corp.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 2/6/2013	8,000,000
10,600,000		California Statewide CDA, (Series 2009 C-1) Weekly VRDNs (Kaiser Permanente), 0.090%, 2/6/2013	10,600,000
10,000,000	[3,4]	Fremont, CA USD, Stage Trust (Series 2012-108C), 0.27% TOBs (Wells Fargo Bank, N.A. LIQ) 6/13/2013	10,000,000
15,000,000	[3,4]	Nuveen California Performance Plus Municipal Fund, Inc., (810 Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.190%, 2/7/2013	15,000,000
1,730,000		Sacramento County, CA Airport System, (Series 2008B: Senior Revenue Bonds), 4.25% Bonds (Assured Guaranty Municipal Corp. INS), 7/1/2013	1,756,902
2,340,000		Sacramento County, CA Airport System, (Series 2008E: Subordinate and PFC Revenue Bonds), 4.25% Bonds (Assured Guaranty Municipal Corp. INS), 7/1/2013	2,376,388
22,580,000	[3,4]	School Facilities Financing Authority, CA, Stage Trust (Series 2008-33C), 0.30% TOBs (Grant, CA Joint Union High School District)/(Wells Fargo & Co. LIQ)/(Wells Fargo & Co. LOC), Optional Tender 7/25/2013	22,580,000
		TOTAL	280,807,424
		Colorado—2.7%
1,000,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLP)/(U.S. Bank, N.A. LOC), 0.200%, 2/7/2013	1,000,000
2,300,000		Colorado HFA (Class I Bonds), (Series 2005A) Weekly VRDNs (Closet Factory)/(FHLB of Topeka LOC), 0.180%, 2/7/2013	2,300,000
3,515,000		Colorado HFA (Class I Bonds), (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.150%, 2/7/2013	3,515,000
110,000		Colorado Springs, CO Utility System, (Series 1998) Weekly VRDNs (Catalono Family LLP)/(JPMorgan Chase Bank, N.A. LOC), 0.550%, 2/7/2013	110,000
25,100,000		Denver, CO City & County Airport Authority, (Series 2002C) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.190%, 2/6/2013	25,100,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Colorado—continued
$15,000,000	[3,4]	Denver, CO City & County Airport Authority, RBC Muni Trust (Series E-25) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.130%, 2/7/2013	$15,000,000
14,900,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-467) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 2/7/2013	14,900,000
27,425,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485), 0.32% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 3/21/2013	27,425,000
		TOTAL	89,350,000
		Connecticut—0.4%
2,800,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.100%, 2/6/2013	2,800,000
8,000,000		Hartford, CT, 2.00% BANs, 4/11/2013	8,024,552
3,000,000		Putnam, CT, 1.00% BANs, 11/27/2013	3,008,543
		TOTAL	13,833,095
		District of Columbia—0.3%
4,700,000		District of Columbia Revenue, (Series 2003A) Weekly VRDNs (National Association of Realtors)/(SunTrust Bank LOC), 0.230%, 2/6/2013	4,700,000
3,735,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.120%, 2/7/2013	3,735,000
		TOTAL	8,435,000
		Florida—4.0%
11,135,000		Brevard County, FL Educational Facilities Authority, (Series B) Weekly VRDNs (Florida Institute of Technology)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/7/2013	11,135,000
1,000,000		Broward County, FL Airport Facility, (Series 2007A) Weekly VRDNs (Embraer Aircraft Holding, Inc.)/(Citibank NA, New York LOC), 0.130%, 2/6/2013	1,000,000
3,950,000		Broward County, FL HFA, (Series 2006) Weekly VRDNs (Palms of Deerfield Beach Apartments)/(Citibank NA, New York LOC), 0.160%, 2/6/2013	3,950,000
2,385,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.220%, 2/7/2013	2,385,000
990,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/1/2013	990,000
9,490,000		Collier County, FL Educational Facilities Authority, (Series 2007) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/7/2013	9,490,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$1,000,000		Florida Housing Finance Corp., (Series 2003 O: Wellesley Apartments) Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA, New York LOC), 0.130%, 2/6/2013	$1,000,000
5,082,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.220%, 2/7/2013	5,082,000
5,205,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2006-B17), 0.35% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 8/7/2013	5,205,000
25,000,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.230%, 2/7/2013	25,000,000
5,545,000		Orange County, FL, Health Facilities Authority, (Series 2008) Weekly VRDNs (Lakeside Behavioral Healthcare, Inc.)/(SunTrust Bank LOC), 0.180%, 2/6/2013	5,545,000
20,000,000	[3,4]	Palm Beach County, FL School Board, PUTTERs (Series 4078) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 2/1/2013	20,000,000
5,000,000		Pinellas County, FL Health Facility Authority, (Series 2004) Daily VRDNs (Bayfront Obligated Group)/(SunTrust Bank LOC), 0.150%, 2/1/2013	5,000,000
27,885,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.160%, 2/1/2013	27,885,000
9,250,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/1/2013	9,250,000
		TOTAL	132,917,000
		Georgia—5.6%
9,750,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.150%, 2/7/2013	9,750,000
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.350%, 2/7/2013	5,400,000
4,500,000		Burke County, GA Development Authority, (Second Series 1995) Daily VRDNs (Georgia Power Co.), 0.140%, 2/1/2013	4,500,000
32,000,000		Burke County, GA Development Authority, (Third Series 2012) Daily VRDNs (Georgia Power Co.), 0.160%, 2/1/2013	32,000,000
11,000,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/7/2013	11,000,000
16,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/7/2013	16,000,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Georgia—continued
$18,000,000		Fulton County, GA Housing Authority, (Series 1999) Weekly VRDNs (Walton Falls Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/7/2013	$18,000,000
17,760,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11), 0.35% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 8/7/2013	17,760,000
8,500,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.170%, 2/7/2013	8,500,000
2,250,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/7/2013	2,250,000
3,800,000		Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.150%, 2/1/2013	3,800,000
13,000,000		Heard County, GA Development Authority, (First Series 2007) Daily VRDNs (Georgia Power Co.), 0.150%, 2/1/2013	13,000,000
10,600,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.150%, 2/7/2013	10,600,000
3,000,000		Monroe County, GA Development Authority, (Second Series 2006) Daily VRDNs (Georgia Power Co.), 0.140%, 2/1/2013	3,000,000
10,750,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.360%, 2/6/2013	10,750,000
19,000,000		Summerville, GA Development Authority, (Series 1997) Weekly VRDNs (Image Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2013	19,000,000
		TOTAL	185,310,000
		Idaho—1.1%
1,510,000		Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(CoBank, ACB LOC), 0.150%, 2/7/2013	1,510,000
35,000,000		Power County, ID IDC, (Series 2012) Weekly VRDNs (J.R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.150%, 2/6/2013	35,000,000
		TOTAL	36,510,000
		Illinois—3.6%
735,000		Arlington Heights, IL, (Series 1997) Weekly VRDNs (3E Graphics & Printing)/(BMO Harris Bank, N.A. LOC), 0.370%, 2/7/2013	735,000
31,700,000		Chicago, IL Board of Education, (Series 2010B) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.120%, 2/1/2013	31,700,000
3,710,000		Chicago, IL MFH Revenue, (Series 2003) Weekly VRDNs (Churchview Supportive Living LP)/(BMO Harris Bank, N.A. LOC), 0.170%, 2/7/2013	3,710,000
1,130,000		Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(BMO Harris Bank, N.A. LOC), 0.210%, 2/7/2013	1,130,000
15,940,000		Chicago, IL Midway Airport, (Series C-1) Weekly VRDNs (Bank of Montreal LOC), 0.120%, 2/7/2013	15,940,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Illinois—continued
$14,000,000	Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.140%, 2/6/2013	$14,000,000
16,929,000	Chicago, IL, (Series D-1), 0.23% CP (Chicago, IL O'Hare International Airport)/(BMO Harris Bank, N.A. LOC), Mandatory Tender 5/7/2013	16,929,000
1,310,000	Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.200%, 2/7/2013	1,310,000
2,090,000	Illinois Development Finance Authority IDB Weekly VRDNs (R.A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/6/2013	2,090,000
3,385,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.390%, 2/7/2013	3,385,000
2,160,000	Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments LLC)/(Bank of America N.A. LOC), 0.500%, 2/6/2013	2,160,000
4,545,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(BMO Harris Bank, N.A. LOC), 0.210%, 2/7/2013	4,545,000
18,000,000	Illinois State, (Series 2012), 2.00% Bonds, 2/1/2013	18,000,000
3,440,000	Peoria, IL, (Series 2000) Weekly VRDNs (Peoria Academy Inc)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/7/2013	3,440,000
430,000	Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 2/7/2013	430,000
	TOTAL	119,504,000
	Indiana—3.0%
10,000,000	Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2013	10,145,413
7,250,000	Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.150%, 2/7/2013	7,250,000
285,000	Huntington, IN, (Series 1999) Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 0.300%, 2/7/2013	285,000
2,000,000	Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/7/2013	2,000,000
35,000,000	Indiana State Finance Authority Industrial Revenue, (Series 2012), 0.20% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury), Mandatory Tender 7/1/2013	35,000,000
1,780,000	Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.140%, 2/7/2013	1,780,000
7,400,000	Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens Bank N.A. LOC), 0.200%, 2/7/2013	7,400,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Indiana—continued
$5,000,000		Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.150%, 2/7/2013	$5,000,000
6,000,000		Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(CoBank, ACB LOC), 0.150%, 2/7/2013	6,000,000
10,000,000		Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.300%, 2/7/2013	10,000,000
1,000,000		Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.300%, 2/7/2013	1,000,000
10,000,000		Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.300%, 2/7/2013	10,000,000
1,605,000		St. Joseph County, IN EDRB, (Series 1998) Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 0.220%, 2/6/2013	1,605,000
1,200,000		St. Joseph County, IN EDRB, (Series 2002) Weekly VRDNs (Family & Children's Center Properties Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/7/2013	1,200,000
600,000		Whitley County, IN, (Series 1999) Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 2/7/2013	600,000
		TOTAL	99,265,413
		Iowa—1.6%
4,770,000		Iowa Finance Authority, (Series 2001A) Weekly VRDNs (U.S. Filter Water)/(Societe Generale, Paris LOC), 0.350%, 2/7/2013	4,770,000
5,300,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.150%, 2/7/2013	5,300,000
6,000,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.140%, 2/7/2013	6,000,000
35,000,000		Iowa Finance Authority, (Series 2012), 0.18% TOBs (Iowa Fertilizer Co.)/(GTD by United States Treasury), Mandatory Tender 4/12/2013	35,000,000
		TOTAL	51,070,000
		Kansas—0.3%
7,162,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.220%, 2/7/2013	7,162,000
3,430,000		Dodge City, KS IDA, (Series 2000) Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.150%, 2/7/2013	3,430,000
		TOTAL	10,592,000
		Kentucky—0.6%
5,500,000		Hopkinsville, KY, (Series 2007A) Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.160%, 2/7/2013	5,500,000
5,740,000		Maysville, KY, (Series 1996) Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.160%, 2/7/2013	5,740,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Kentucky—continued
$10,000,000		Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(Bank of Nova Scotia, Toronto LOC), 0.140%, 2/7/2013	$10,000,000
		TOTAL	21,240,000
		Louisiana—1.0%
4,900,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 2/6/2013	4,900,000
5,080,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2009-10) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.220%, 2/7/2013	5,080,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(PNC Bank, N.A. LOC), 0.170%, 2/7/2013	5,000,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.150%, 2/7/2013	4,630,000
14,050,000		St. Tammany Parish Development District, LA, (Series 2008) Weekly VRDNs (Rooms to Go St. Tammany LLC)/(SunTrust Bank LOC), 0.180%, 2/6/2013	14,050,000
		TOTAL	33,660,000
		Maine—1.2%
25,415,000		Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.160%, 2/7/2013	25,415,000
15,550,000		Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.160%, 2/7/2013	15,550,000
		TOTAL	40,965,000
		Maryland—0.6%
415,000		Baltimore County, MD, (1994 Issue) Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.300%, 2/6/2013	415,000
2,230,000		Maryland Community Development Administration—MFH, (Series 1990 C) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.180%, 2/6/2013	2,230,000
6,900,000		Maryland Community Development Administration—MFH, (Series 1990B) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.180%, 2/6/2013	6,900,000
4,240,000	[3,4]	Maryland Community Development Administration—Residential Revenue, PUTTERs (Series 3364) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.150%, 2/7/2013	4,240,000
450,000		Maryland State Economic Development Corp., (Series 1999A) Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.300%, 2/1/2013	450,000
1,490,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.270%, 2/1/2013	1,490,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Maryland—continued
$959,000		Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A. LOC), 1.150%, 2/1/2013	$959,000
1,900,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 2/7/2013	1,900,000
		TOTAL	18,584,000
		Massachusetts—1.3%
5,000,000		Boston, MA IDFA, (Series 2006C) Weekly VRDNs (Fenway Community Health Center)/(Sovereign Bank LOC), 0.970%, 2/6/2013	5,000,000
8,000,000		Longmeadow, MA, 1.00% BANs, 10/9/2013	8,038,192
10,000,000		Massachusetts IFA, (Series 1992B), 0.40% CP (New England Power Co.), Mandatory Tender 3/4/2013	10,000,000
10,544,300		Pittsfield, MA, (Series B), 1.25% BANs, 6/28/2013	10,575,982
10,000,000		Quincy, MA, 1.25% BANs, 9/13/2013	10,058,092
		TOTAL	43,672,266
		Michigan—2.4%
8,125,000		Fremont, MI Hospital Finance Authority, (Series 2007) Weekly VRDNs (Gerber Memorial Health Services)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/1/2013	8,125,000
5,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.240%, 2/7/2013	5,500,000
1,630,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/1/2013	1,630,000
6,000,000		Michigan State Financial Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.220%, 2/6/2013	6,000,000
8,000,000		Michigan State Housing Development Authority, MFH Revenue Bonds (Series 2002A) Weekly VRDNs (Bank of America N.A. LIQ), 0.140%, 2/7/2013	8,000,000
4,320,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.200%, 2/7/2013	4,320,000
2,550,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.240%, 2/7/2013	2,550,000
2,900,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/1/2013	2,900,000
6,945,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/7/2013	6,945,000
34,500,000	[3,4]	Wayne County, MI Airport Authority, SPEARs (Series DBE-652) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.190%, 2/7/2013	34,500,000
		TOTAL	80,470,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Minnesota—0.4%
$520,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 2/7/2013	$520,000
1,400,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 2/7/2013	1,400,000
1,700,000		Hennepin County, MN Housing and Redevelopment Authority, (Series 2001) Weekly VRDNs (City Apartments at Loring Park)/(FNMA LOC), 0.130%, 2/7/2013	1,700,000
1,280,000		Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.240%, 2/7/2013	1,280,000
6,115,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(FHLB of Des Moines LOC), 0.160%, 2/1/2013	6,115,000
425,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/7/2013	425,000
		TOTAL	11,440,000
		Mississippi—1.5%
5,690,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2009-14) Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.220%, 2/7/2013	5,690,000
9,570,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/7/2013	9,570,000
6,800,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.150%, 2/7/2013	6,800,000
9,330,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/7/2013	9,330,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/7/2013	9,670,000
6,075,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/7/2013	6,075,000
3,095,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001-A8), 0.35% TOBs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ) 8/7/2013	3,095,000
		TOTAL	50,230,000
		Missouri—0.5%
17,710,000		St. Louis County, MO IDA, (Series 2003) Weekly VRDNs (General Grant Colonial Village)/(U.S. Bank, N.A. LOC), 0.120%, 2/7/2013	17,710,000
170,000		St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 0.320%, 2/7/2013	170,000
		TOTAL	17,880,000
		Montana—0.1%
3,370,000	[3,4]	Montana State Board of Housing, P-FLOATs (Series PA-1406R) Weekly VRDNs (Bank of America N.A. LIQ), 0.220%, 2/7/2013	3,370,000
Semi-Annual Shareholder Report
12

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Multi-State—14.9%
$25,000,000	[3,4]	BlackRock MuniHoldings Investment Quality Fund, (2746 Series W-7) Weekly VRDPs, (GTD by Bank of America N.A), 0.300%, 2/7/2013	$25,000,000
9,380,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-12) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.250%, 2/7/2013	9,380,000
35,013,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.250%, 2/7/2013	35,013,000
1,365,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.250%, 2/7/2013	1,365,000
9,550,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-77) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.250%, 2/7/2013	9,550,000
13,135,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.250%, 2/7/2013	13,135,000
58,400,000	[3,4]	FHLMC, Eagles (Series 2008-0055F) Weekly VRDNs (GTD by FHLMC)/(FHLMC LIQ), 0.150%, 2/7/2013	58,400,000
10,220,000		FHLMC, Floater Certificates (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.140%, 2/7/2013	10,220,000
18,244,000		FHLMC, Floater Certificates (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.150%, 2/7/2013	18,244,000
24,261,000		FHLMC, Floater Certificates (Series M020-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.140%, 2/7/2013	24,261,000
91,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.210%, 2/7/2013	91,300,000
30,000,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.210%, 2/7/2013	30,000,000
85,300,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.210%, 2/7/2013	85,300,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.240%, 2/7/2013	25,000,000
24,000,000	[3,4]	Nuveen Premier Insured Municipal Income Fund, Inc., (1309 Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.210%, 2/7/2013	24,000,000
30,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., (4,895 Series 1) Weekly VRDPs, (GTD by Barclays Bank PLC), 0.200%, 2/7/2013	30,000,000
		TOTAL	490,168,000
		Nebraska—0.1%
2,000,000		Nebraska Investment Finance Authority, (Series 2005) Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.140%, 2/7/2013	2,000,000
Semi-Annual Shareholder Report
13

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Nevada—2.0%
$33,000,000		Clark County, NV Airport System, Junior Subordinate Lien Revenue Notes (Series 2012A-1), 2.00% BANs, 7/1/2013	$33,213,503
15,000,000		Clark County, NV IDR, (Series 2003A) Weekly VRDNs (Southwest Gas Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 2/6/2013	15,000,000
19,295,000	[3,4]	Truckee Meadows, NV Water Authority, Stage Trust (Series 2008-14C), 0.30% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 7/25/2013	19,295,000
		TOTAL	67,508,503
		New Hampshire—0.2%
6,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.45% CP (New England Power Co.), Mandatory Tender 2/14/2013	6,000,000
925,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.600%, 2/6/2013	925,000
		TOTAL	6,925,000
		New Jersey—4.9%
6,882,093		Englewood Cliffs, NJ, 1.25% BANs, 3/29/2013	6,889,970
20,764,627		Glassboro Borough, NJ, (Series 2013A), 1.00% BANs, 1/17/2014	20,853,675
4,168,620		Haddonfield, NJ, 1.25% BANs, 3/29/2013	4,174,031
22,733,000		Hamilton Township, NJ, (Series 2012A-B), 1.25% BANs, 6/13/2013	22,794,334
14,703,658		Hamilton Township, NJ, 1.00% BANs, 6/13/2013	14,731,872
5,247,686		Morristown, NJ, 1.50% BANs, 6/14/2013	5,262,869
7,000,000		New Jersey EDA, (Series 2007) Daily VRDNs (Pivotal Utility Holdings, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.140%, 2/1/2013	7,000,000
6,215,000		New Jersey Health Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.390%, 2/6/2013	6,215,000
50,000,000		New Jersey State, 2.50% TRANs, 6/27/2013	50,432,977
11,000,000		Readington Township, NJ, 1.00% BANs, 1/31/2014	11,065,490
11,000,000		Readington Township, NJ, 1.00% BANs, 2/1/2013	11,000,000
		TOTAL	160,420,218
		New Mexico—0.2%
100,000		Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/7/2013	100,000
3,400,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/7/2013	3,400,000
3,200,000		Bernalillo County, NM MFH, (Series 2008) Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.200%, 2/7/2013	3,200,000
1,125,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.370%, 2/6/2013	1,125,000
		TOTAL	7,825,000
Semi-Annual Shareholder Report
14

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—5.7%
$11,174,500		East Bloomfield, NY CSD, 1.25% BANs, 6/21/2013	$11,202,188
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.130%, 2/7/2013	5,590,000
4,530,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.300%, 2/7/2013	4,530,000
25,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (KBC Bank N.V. LIQ), 0.200%, 2/1/2013	25,000,000
11,000,000	[3,4]	New York City, NY Municipal Water Finance Authority, Stage Trust (Series 2012-105C), 0.37% TOBs (Wells Fargo Bank, N.A. LIQ) 12/5/2013	11,000,000
21,195,000		New York City, NY, (Fiscal 2004 Series H-7) Daily VRDNs (KBC Bank N.V. LOC), 0.210%, 2/1/2013	21,195,000
1,700,000		New York City, NY, (Fiscal 2008 Subseries D-4) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.160%, 2/7/2013	1,700,000
4,000,000		New York State Mortgage Agency, (Series 122) Weekly VRDNs (Bank of America N.A. LIQ), 0.130%, 2/6/2013	4,000,000
8,550,000		New York State Mortgage Agency, (Series 132) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.140%, 2/1/2013	8,550,000
7,650,000		New York State Mortgage Agency, (Series 139) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.140%, 2/1/2013	7,650,000
23,890,000		New York State Mortgage Agency, (Series 144) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.140%, 2/1/2013	23,890,000
5,000,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11702) Weekly VRDNs (Citibank NA, New York LIQ), 0.350%, 2/7/2013	5,000,000
21,000,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.200%, 2/7/2013	21,000,000
35,000,000		Oyster Bay, NY, (Series 2012A), 2.50% BANs, 3/8/2013	35,068,486
3,175,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(RBS Citizens Bank N.A. LOC), 0.190%, 2/6/2013	3,175,000
		TOTAL	188,550,674
		North Carolina—1.9%
8,400,000		Cleveland County, NC Industrial Facilities & PCFA, (Series 1998) Weekly VRDNs (Curtiss-Wright Flight Systems, Inc.)/(Bank of America N.A. LOC), 0.160%, 2/7/2013	8,400,000
8,200,000		North Carolina Capital Facilities Finance Agency, (Series 2011) Weekly VRDNs (Elon University)/(U.S. Bank, N.A. LOC), 0.100%, 2/6/2013	8,200,000
14,220,000		North Carolina HFA, (Series 16-C) Daily VRDNs (TD Bank, N.A. LIQ), 0.120%, 2/6/2013	14,220,000
Semi-Annual Shareholder Report
15

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$12,075,000		North Carolina HFA, (Series 18-C) Daily VRDNs (TD Bank, N.A. LIQ), 0.120%, 2/6/2013	$12,075,000
4,060,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20), 0.35% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 8/7/2013	4,060,000
5,855,000	[3,4]	North Carolina HFA, PUTTERs (Series 3722Z) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.150%, 2/7/2013	5,855,000
10,125,000	[3,4]	North Carolina Medical Care Commission, Stage Trust (Series 2012-92C), 0.37% TOBs (Wake Forest Baptist Obligated Group)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 11/14/2013	10,125,000
		TOTAL	62,935,000
		North Dakota—1.3%
30,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J.R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.150%, 2/6/2013	30,000,000
310,000		Hebron, ND IDA, (Series 1998) Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.190%, 2/7/2013	310,000
12,240,000		Richland County, ND, (Series 2010A) Weekly VRDNs (Minn-Dak Farmers Cooperative)/(CoBank, ACB LOC), 0.160%, 2/7/2013	12,240,000
		TOTAL	42,550,000
		Ohio—0.2%
5,250,000		Geauga County, OH, 1.00% BANs, 8/15/2013	5,266,745
		Oklahoma—0.5%
8,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 2/7/2013	8,000,000
9,553,546	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2009-5) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.220%, 2/7/2013	9,553,546
		TOTAL	17,553,546
		Oregon—2.3%
20,000,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.120%, 2/7/2013	20,000,000
34,650,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series I) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.120%, 2/7/2013	34,650,000
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.150%, 2/7/2013	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.150%, 2/7/2013	10,000,000
		TOTAL	74,650,000
Semi-Annual Shareholder Report
16

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—0.3%
$115,000		Pennsylvania EDFA, (Series 2006) Weekly VRDNs (AMC Delancey Traditions of Hershey Partners, LP)/(FHLB of Pittsburgh LOC), 0.120%, 2/7/2013	$115,000
9,145,000	[3,4]	Pennsylvania HFA, P-FLOATs (Series MT-713) Weekly VRDNs (Bank of America N.A. LIQ), 0.140%, 2/7/2013	9,145,000
		TOTAL	9,260,000
		Rhode Island—0.3%
9,000,000		Newport, RI, 1.25% BANs, 7/3/2013	9,029,060
		South Carolina—1.8%
8,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.340%, 2/6/2013	8,000,000
6,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.390%, 2/6/2013	6,000,000
3,000,000		South Carolina Jobs-EDA, (Series 1997B) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 2/7/2013	3,000,000
6,225,000		South Carolina Jobs-EDA, (Series 1997C) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 2/7/2013	6,225,000
8,000,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Brashier Charter, LLC)/(SunTrust Bank LOC), 0.180%, 2/6/2013	8,000,000
6,935,000		South Carolina Jobs-EDA, IDBs (Series 2008) Weekly VRDNs (South Carolina Electric and Gas)/(Branch Banking & Trust Co. LOC), 0.140%, 2/7/2013	6,935,000
20,000,000	[3,4]	South Carolina Transportation Infrastructure Bank, Stage Trust (Series 2012-89C), 0.30% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/8/2013	20,000,000
		TOTAL	58,160,000
		South Dakota—0.3%
8,410,000		South Dakota EDFA, (Series 1996) Weekly VRDNs (Hastings Filters, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 2/7/2013	8,410,000
3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.140%, 2/7/2013	3,000,000
		TOTAL	11,410,000
		Tennessee—2.8%
12,710,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-C) Daily VRDNs (Loudon County, TN)/(KBC Bank N.V. LOC), 0.410%, 2/1/2013	12,710,000
5,000,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.230%, 2/6/2013	5,000,000
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/7/2013	3,500,000
Semi-Annual Shareholder Report
17

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Tennessee—continued
$7,500,000		Marion County, TN IDA, (Series 2000) Weekly VRDNs (Valmont Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/7/2013	$7,500,000
19,825,000	[3,4]	Metropolitan Government Nashville & Davidson County, TN HEFA, Stage Trust (Series 2012-98C), 0.37% TOBs (Vanderbilt University)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 11/14/2013	19,825,000
22,790,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.150%, 2/6/2013	22,790,000
16,150,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-A-1) Daily VRDNs (Hawkins County, TN)/(KBC Bank N.V. LOC), 0.410%, 2/1/2013	16,150,000
5,435,000	[3,4]	Tennessee Housing Development Agency, Clipper Tax-Exempt Certificates Trust (Series 2009-02) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.220%, 2/7/2013	5,435,000
		TOTAL	92,910,000
		Texas—9.7%
40,000,000		Brazos River Authority, TX, (Series 2001 D-2) Daily VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 0.140%, 2/1/2013	40,000,000
14,500,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.170%, 2/7/2013	14,500,000
4,000,000		Colorado River, TX Municipal Water Distribution, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.140%, 2/7/2013	4,000,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.140%, 2/7/2013	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.140%, 2/7/2013	2,950,000
3,000,000		Dallam County, TX IDC, (Series 2006) Weekly VRDNs (Dalhart Jersey Ranch, Inc.)/(CoBank, ACB LOC), 0.140%, 2/7/2013	3,000,000
20,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999) Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.)/(Air Products & Chemicals, Inc. LIQ), 0.140%, 2/6/2013	20,000,000
25,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000) Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.)/(Air Products & Chemicals, Inc. LIQ), 0.140%, 2/6/2013	25,000,000
14,370,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/7/2013	14,370,000
Semi-Annual Shareholder Report
18

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$4,000,000		Jewett, TX Economic Development Corp., (Series 2003) Weekly VRDNs (Nucor Corp.), 0.340%, 2/6/2013	$4,000,000
17,000,000		Lower Colorado River Authority, TX, (Series B), 0.15% CP (Bank of America N.A. LOC), Mandatory Tender 3/27/2013	17,000,000
20,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C) Daily VRDNs (Texas Health Resources System)/(JPMorgan Chase Bank, N.A. LIQ), 0.150%, 2/1/2013	20,000,000
4,000,000		Texas State Department of Housing & Community Affairs, (Series 2007 A) Weekly VRDNs (Texas State LIQ), 0.130%, 2/7/2013	4,000,000
7,170,000	[3,4]	Texas State, MERLOTS (Series 2008-C47), 0.35% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 8/7/2013	7,170,000
52,500,000	[3,4]	Texas State, PUTTERs (Series 4263) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.120%, 2/1/2013	52,500,000
37,700,000	[3,4]	Texas State, PUTTERs (Series 4264) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.120%, 2/1/2013	37,700,000
52,000,000		Texas State, Variable Rate College Student Loan & Refunding Bonds (Series 2003) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.150%, 2/7/2013	52,000,000
		TOTAL	320,290,000
		Utah—0.0%
1,200,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.250%, 2/7/2013	1,200,000
		Vermont—0.3%
9,000,000		Vermont State Student Assistance Corp., Education Loan Revenue Bonds (Senior Series 2008B-1) Weekly VRDNs (Bank of New York Mellon LOC), 0.110%, 2/7/2013	9,000,000
		Virginia—0.2%
1,000,000		Brunswick County, VA IDA, (Series 1996) Weekly VRDNs (Aegis Waste Solutions, Inc.)/(Bank of America N.A. LOC), 0.280%, 2/7/2013	1,000,000
1,670,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/7/2013	1,670,000
3,000,000		Portsmouth, VA IDA, (Series 2001B) Weekly VRDNs (Ocean Marine LLC)/(Wells Fargo Bank, N.A. LOC), 0.170%, 2/7/2013	3,000,000
		TOTAL	5,670,000
		Washington—2.6%
2,400,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.300%, 2/7/2013	2,400,000
1,635,000		Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.170%, 2/7/2013	1,635,000
7,425,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.150%, 2/7/2013	7,425,000
Semi-Annual Shareholder Report
19

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Washington—continued
$14,500,000		Port of Tacoma, WA, (Series B: Subordinate Lien), 0.30% CP (Bank of America N.A. LOC), Mandatory Tender 3/6/2013	$14,500,000
14,475,000	[3,4]	University of Washington, Stage Trust (Series 2012-109C), 0.37% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 12/5/2013	14,475,000
2,790,000		Washington State EDFA, (Series 2000C) Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 0.500%, 2/7/2013	2,790,000
13,650,000		Washington State EDFA, (Series 2000H) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.140%, 2/6/2013	13,650,000
7,375,000		Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.200%, 2/7/2013	7,375,000
1,000,000		Washington State EDFA, (Series 2001L) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.200%, 2/7/2013	1,000,000
10,000,000		Washington State EDFA, (Series 2007A) Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 0.300%, 2/7/2013	10,000,000
4,195,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/7/2013	4,195,000
2,745,000		Washington State EDFA, (Series C) Weekly VRDNs (Novelty Hills Properties LLC)/(U.S. Bank, N.A. LOC), 0.170%, 2/7/2013	2,745,000
4,560,000		Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.150%, 2/7/2013	4,560,000
		TOTAL	86,750,000
		West Virginia—0.3%
10,000,000		Putnam County, WV County Commission, (1998 Series A) Weekly VRDNs (Toyota Motor Manufacturing, West Virginia, Inc.)/(GTD by Toyota Motor Credit Corp.), 0.110%, 2/6/2013	10,000,000
		Wisconsin—0.9%
4,000,000		Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 2/7/2013	4,000,000
2,975,000		Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/7/2013	2,975,000
4,490,000		Lancaster, WI IDRB, (Series 2007) Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(BMO Harris Bank, N.A. LOC), 0.210%, 2/7/2013	4,490,000
1,525,000		West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.200%, 2/7/2013	1,525,000
15,000,000		Wisconsin HEFA, (Series 2010C), 0.21% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 3/6/2013	15,000,000
		TOTAL	27,990,000
Semi-Annual Shareholder Report
20

Principal Amount		Value
	Wyoming—0.7%
$22,700,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.150%, 2/6/2013	$22,700,000
	TOTAL MUNICIPAL INVESTMENTS—99.5% (AT AMORTIZED COST)[5]	3,284,111,944
	OTHER ASSETS AND LIABILITIES - NET—0.5%[6]	16,093,548
	TOTAL NET ASSETS—100%	$3,300,205,492
Securities that are subject to the federal alternative minimum tax (AMT) represent 68.9% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2013, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.0%	3.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2013, these restricted securities amounted to $989,415,546, which represented 30.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2013, these liquid restricted securities amounted to $989,415,546, which represented 30.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Semi-Annual Shareholder Report
21

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Semi-Annual Shareholder Report
22

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDFA	—Industrial Development Finance Authority
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
PCA	—Pollution Control Authority
PCFA	—Pollution Control Finance Authority
PCRB(s)	—Pollution Control Revenue Bond(s)
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
23

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.001	0.002	0.003	0.015	0.029
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.002	0.003	0.015	0.029
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.001)	(0.002)	(0.003)	(0.015)	(0.029)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.002)	(0.003)	(0.015)	(0.029)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.04%	0.15%	0.20%	0.27%	1.52%	2.92%
Ratios to Average Net Assets:
Net expenses	0.21%[3]	0.21%[4]	0.21%[4]	0.22%	0.22%[4]	0.18%[4]
Net investment income	0.07%[3]	0.14%	0.20%	0.26%	1.41%	2.94%
Expense waiver/reimbursement[5]	0.08%[3]	0.08%	0.08%	0.08%	0.11%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,721,081	$2,268,337	$2,802,916	$3,472,460	$2,950,672	$3,192,965
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.21%, 0.21%, 0.22% and 0.18% for the years ended July 31, 2012, 2011, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
24

Statement of Assets and Liabilities
January 31, 2013 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$3,284,111,944
Cash		12,428,294
Income receivable		3,915,275
Receivable for shares sold		100,511
TOTAL ASSETS		3,300,556,024
Liabilities:
Payable for shares redeemed	$229,857
Income distribution payable	9,932
Payable for investment adviser fee (Note 4)	32,392
Payable for custodian fees	23,500
Payable for Directors'/Trustees' fees	3,304
Payable for shareholder services fee (Note 4)	35,465
Accrued expenses	16,082
TOTAL LIABILITIES		350,532
Net assets for 3,300,252,680 shares outstanding		$3,300,205,492
Net Assets Consist of:
Paid-in capital		$3,300,232,369
Accumulated net realized gain on investments		18,715
Distributions in excess of net investment income		(45,592)
TOTAL NET ASSETS		$3,300,205,492
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$1,721,081,384 ÷ 1,721,097,402 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$807,932,456 ÷ 807,954,122 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$771,191,652 ÷ 771,201,156 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
25

Statement of Operations
Six Months Ended January 31, 2013 (unaudited)
Investment Income:
Interest			$5,343,666
Expenses:
Investment adviser fee (Note 4)		$3,721,852
Administrative fee (Note 4)		1,453,093
Custodian fees		63,919
Transfer and dividend disbursing agent fees and expenses		20,349
Directors'/Trustees' fees		10,034
Auditing fees		10,334
Legal fees		4,893
Portfolio accounting fees		93,418
Shareholder services fee (Note 4)		1,316,513
Account administration fee (Note 2)		158,081
Share registration costs		67,711
Printing and postage		28,812
Insurance premiums		6,792
Miscellaneous		12,504
TOTAL EXPENSES		6,968,305
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(1,498,854)
Waiver of administrative fee	(7,033)
Waiver of shareholder services fee	(780,834)
Reimbursement of shareholder services fee	(155,025)
TOTAL WAIVERS AND REIMBURSEMENT		(2,441,746)
Net expenses			4,526,559
Net investment income			817,107
Net realized gain on investments			47,744
Change in net assets resulting from operations			$864,851
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
26

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2013	Year Ended 7/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$817,107	$4,260,602
Net realized gain on investments	47,744	68,320
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	864,851	4,328,922
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(754,569)	(3,704,946)
Service Shares	(41,446)	(87,738)
Capital Shares	(47,497)	(484,264)
Distributions from net realized gain on investments
Institutional Shares	(41,453)	(430,701)
Service Shares	(17,954)	(132,767)
Capital Shares	(16,484)	(157,254)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(919,403)	(4,997,670)
Share Transactions:
Proceeds from sale of shares	3,764,869,798	13,652,277,667
Net asset value of shares issued to shareholders in payment of distributions declared	603,417	3,538,146
Cost of shares redeemed	(4,670,703,896)	(14,390,276,661)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(905,230,681)	(734,460,848)
Change in net assets	(905,285,233)	(735,129,596)
Net Assets:
Beginning of period	4,205,490,725	4,940,620,321
End of period (including distributions in excess of net investment income of $(45,592) and $(19,187), respectively)	$3,300,205,492	$4,205,490,725
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
27

Notes to Financial Statements
January 31, 2013 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Service Shares and Capital Shares are presented separately. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Capital Shares may bear shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Service Shares	$131,070
Capital Shares	27,011
TOTAL	$158,081
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense,
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either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,434,666,692	$2,434,666,692	10,162,432,294	$10,162,432,294
Shares issued to shareholders in payment of distributions declared	498,701	498,701	2,796,154	2,796,154
Shares redeemed	(2,982,391,690)	(2,982,391,690)	(10,698,375,120)	(10,698,375,120)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(547,226,297)	$(547,226,297)	(533,146,672)	$(533,146,672)
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	797,055,826	$797,055,826	1,724,540,027	$1,724,540,027
Shares issued to shareholders in payment of distributions declared	52,160	52,160	193,119	193,119
Shares redeemed	(817,979,097)	(817,979,097)	(1,749,266,072)	(1,749,266,072)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(20,871,111)	$(20,871,111)	(24,532,926)	$(24,532,926)
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	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	533,147,280	$533,147,280	1,765,305,346	$1,765,305,346
Shares issued to shareholders in payment of distributions declared	52,556	52,556	548,873	548,873
Shares redeemed	(870,333,109)	(870,333,109)	(1,942,635,469)	(1,942,635,469)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(337,133,273)	$(337,133,273)	(176,781,250)	$(176,781,250)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(905,230,681)	$(905,230,681)	(734,460,848)	$(734,460,848)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, the Adviser voluntarily waived $1,498,854 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, FAS waived $7,033 of its fee. The net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation
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note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$905,199	$(143,413)	$(631,467)
Capital Shares	411,314	(11,612)	(149,367)
TOTAL	$1,316,513	$(155,025)	$(780,834)
For the six months ended January 31, 2013, FSSC did not receive any fees paid by the Fund. For the six months ended January 31, 2013, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and reimbursements) will not exceed 0.21%, 0.46% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,009,560,000 and $1,492,045,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
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5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2012	Ending Account Value 1/31/2013	Expenses Paid During Period[1]
Actual:	$1,000	$1,000.40	$1.06
Hypothetical (assuming a 5% return before expenses):	$1,000	$1,024.15	$1.07
1	Expenses are equal to the Fund's annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory
Contract–May 2012
FEDERATED MUNICIPAL OBLIGATIONS FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the one-year period covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
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competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N658
34427 (3/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2013
Share Class	Ticker
Institutional	PCOXX
Service	PRCXX
Capital	PCCXX

Federated Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	42.1%
Bank Instruments	43.4%
Repurchase Agreements	8.6%
Variable Rate Instruments	5.4%
U.S. Treasury Security	0.9%
Other Assets and Liabilities—Net[2]	(0.4)%
TOTAL	100.0%
At January 31, 2013, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	29.8%[4]
8-30 Days	21.4%
31-90 Days	39.9%
91-180 Days	8.2%
181 Days or more	1.1%
Other Assets and Liabilities—Net[2]	(0.4)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes asset-backed securities, collateralized loan agreements, commercial paper, corporate bonds, loan participation and floating rate note, with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 12.6% of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2013 (unaudited)
Principal Amount			Value
		Asset-Backed Securities—1.4%
		Finance - Automotive—0.7%
$6,573,270		Ally Auto Receivables Trust 2012-5, Class A1, 0.250%, 11/15/2013	$6,573,270
3,438,351		AmeriCredit Automobile Receivables Trust 2012-3, Class A1, 0.361%, 7/8/2013	3,438,351
14,889,434		AmeriCredit Automobile Receivables Trust 2012-5, Class A1, 0.270%, 12/9/2013	14,889,434
3,110,116	[1,2]	Enterprise Fleet Financing, LLC (Series 2012-1), Class A1, 0.460%, 5/20/2013	3,110,116
10,060,122	[1,2]	Enterprise Fleet Financing, LLC (Series 2012-2), Class A1, 0.325%, 9/20/2013	10,060,122
40,750,000		Honda Auto Receivables Owner Trust 2013-1, Class A1, 0.200%, 1/21/2014	40,750,000
4,081,631	[1,2]	Hyundai Auto Lease Securitization Trust 2012-A, Class A1, 0.384%, 6/17/2013	4,081,631
20,000,000		Hyundai Auto Receivables Trust 2013-A, Class A1, 0.200%, 2/18/2014	20,000,000
12,333,574		Mercedes-Benz Auto Receivables Trust 2012-1, Class A1, 0.230%, 9/16/2013	12,333,574
2,358,770		Santander Drive Auto Receivables Trust 2012-5, Class A1, 0.336%, 8/15/2013	2,358,770
50,000,000		Santander Drive Auto Receivables Trust 2013-1, Class A1, 0.260%, 1/15/2014	50,000,000
		TOTAL	167,595,268
		Finance - Banking—0.2%
61,538,462	[1]	HLSS Servicer Advance Receivables Trust (Series 2012-MM1), Class A, (GTD by Wells Fargo Bank, N.A.), 0.650%, 9/16/2013	61,538,462
		Finance - Equipment—0.0%
506,883	[1,2]	CIT Equipment Collateral 2012-VT1, Class A1, 0.441%, 4/22/2013	506,883
		Finance - Retail—0.5%
75,000,000	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 1A, 0.406%, 2/19/2013	75,000,000
38,500,000	[1,2,3]	Fosse Master Issuer PLC 2012-1, Class 1A1, 0.386%, 2/19/2013	38,500,000
		TOTAL	113,500,000
		TOTAL ASSET-BACKED SECURITIES	343,140,613
		Certificates of Deposit—43.4%
		Finance - Banking—43.4%
247,000,000		BNP Paribas SA, 0.260%, 5/1/2013 - 5/3/2013	247,000,000
475,000,000		Bank of Montreal, 0.160% - 0.400%, 2/1/2013 - 10/15/2013	475,000,000
350,000,000	[3]	Bank of Montreal, 0.304%, 4/16/2013	350,000,000
150,000,000	[3]	Bank of Montreal, 0.328%, 3/18/2013	150,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		Certificates of Deposit—continued
		Finance - Banking—continued
$78,000,000	[3]	Bank of Montreal, 0.340%, 2/15/2013	$78,000,000
150,000,000	[3]	Bank of Montreal, 0.360%, 2/15/2013	150,000,000
365,000,000	[3]	Bank of Nova Scotia, Toronto, 0.358%, 2/11/2013	365,000,000
1,026,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.260% - 0.270%, 2/19/2013 - 4/24/2013	1,026,000,000
474,500,000		Barclays Bank PLC, 0.240% - 0.250%, 2/6/2013 - 4/12/2013	474,500,000
175,000,000	[3]	Canadian Imperial Bank of Commerce, 0.315%, 2/25/2013	175,000,000
25,000,000	[3]	Canadian Imperial Bank of Commerce, 0.325%, 4/4/2013	25,001,690
564,800,000		Credit Agricole Corporate and Investment Bank, 0.330% - 0.375%, 3/6/2013 - 5/2/2013	564,803,119
210,000,000		Credit Agricole S.A., 0.300% - 0.320%, 3/15/2013 - 3/20/2013	210,000,000
406,000,000		Credit Suisse, Zurich, 0.255% - 0.270%, 4/19/2013 - 6/3/2013	406,000,000
700,000,000		Deutsche Bank AG, 0.250% - 0.350%, 2/8/2013 - 3/8/2013	700,000,569
200,000,000	[3]	JPMorgan Chase & Co., 0.360%, 2/1/2013	200,000,000
150,000,000	[3]	JPMorgan Chase Bank, N.A., 0.405%, 2/21/2013	150,000,000
905,000,000		Mizuho Corporate Bank Ltd., 0.140% - 0.270%, 2/5/2013 - 3/15/2013	905,000,000
700,000,000		Rabobank Nederland NV, Utrecht, 0.350% - 0.370%, 4/10/2013 - 4/15/2013	700,000,000
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.350%, 2/7/2013	50,000,000
325,000,000	[3]	Royal Bank of Canada, Montreal, 0.355%, 4/4/2013	325,000,000
75,000,000	[3]	Royal Bank of Canada, Montreal, 0.370%, 2/1/2013	75,000,000
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.370%, 2/4/2013	50,000,000
250,000,000	[3]	Royal Bank of Canada, Montreal, 0.383%, 2/6/2013	250,000,000
30,000,000	[3]	Royal Bank of Canada, Montreal, 0.445%, 2/22/2013	30,000,000
500,000,000		Societe Generale, Paris, 0.320%, 3/13/2013	500,000,000
50,000,000		State Street Bank and Trust Co., 0.220%, 3/11/2013	50,000,000
1,285,000,000		Sumitomo Mitsui Banking Corp., 0.150% - 0.290%, 2/1/2013 - 4/19/2013	1,285,000,000
500,000,000		Svenska Handelsbanken, Stockholm, 0.240%, 2/20/2013 - 3/26/2013	500,002,706
125,000,000	[3]	Toronto Dominion Bank, 0.302%, 4/26/2013	125,000,000
150,000,000	[3]	Toronto Dominion Bank, 0.310%, 3/13/2013	150,000,000
69,500,000	[3]	Toronto Dominion Bank, 0.313%, 2/4/2013	69,500,000
100,000,000		Toronto Dominion Bank, 0.380%, 9/20/2013	100,000,000
		TOTAL CERTIFICATES OF DEPOSIT	10,910,808,084
		Collateralized Loan Agreements—10.6%
		Finance - Banking—10.6%
160,000,000		BNP Paribas Securities Corp., 0.527%, 2/15/2013 - 2/20/2013	160,000,000
470,000,000		Barclays Capital, Inc., 0.223% - 0.771%, 4/17/2013 - 4/30/2013	470,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		Collateralized Loan Agreements—continued
		Finance - Banking—continued
$820,000,000		Credit Suisse Securities (USA) LLC, 0.304% - 0.750%, 2/1/2013 - 4/25/2013	$820,000,000
200,000,000		Deutsche Bank Securities, Inc., 0.568%, 2/1/2013	200,000,000
225,000,000		JPMorgan Securities LLC, 0.436% - 0.669%, 3/4/2013 - 4/23/2013	225,000,000
200,000,000		RBC Capital Markets, LLC, 0.324%, 2/14/2013	200,000,000
590,000,000		Wells Fargo Securities, LLC, 0.355% - 0.406%, 4/1/2013 - 4/30/2013	590,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,665,000,000
		Commercial Paper—28.3%[4]
		Aerospace/Auto—0.5%
115,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.351% - 0.521%, 2/6/2013 - 3/27/2013	114,976,077
		Electric Power—0.7%
170,000,000	[1,2]	Electricite de France SA, 0.290% - 0.360%, 3/11/2013 - 4/18/2013	169,919,144
		Finance - Banking—14.5%
175,000,000	[3]	Australia & New Zealand Banking Group, Melbourne, 0.234%, 2/28/2013	174,994,392
215,000,000	[3]	Australia & New Zealand Banking Group, Melbourne, 0.408%, 2/4/2013	215,000,000
340,000,000		BNP Paribas Finance, Inc., 0.240% - 0.250%, 5/1/2013 - 5/3/2013	339,790,931
190,000,000	[1,2]	Cancara Asset Securitization LLC, 0.220%, 2/6/2013	189,994,194
286,000,000		ING (U.S.) Funding LLC, 0.235% - 0.280%, 2/1/2013 - 4/17/2013	285,908,937
70,000,000	[3]	JPMorgan Chase & Co., 0.357%, 2/11/2013	70,000,000
800,000,000		Lloyds TSB Bank PLC, London, 0.145%, 2/5/2013 - 2/6/2013	799,985,903
220,000,000	[1,2]	Northern Pines Funding LLC, 0.340% - 0.421%, 2/15/2013 - 2/25/2013	219,959,478
245,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.270% - 0.400%, 3/4/2013 - 3/22/2013	244,914,574
29,000,000	[1,2]	Surrey Funding Corporation, 0.340%, 2/4/2013	28,999,178
160,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.209%, 5/9/2013	159,983,111
65,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.254%, 2/28/2013	65,000,000
100,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.259%, 7/8/2013	100,000,000
200,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.259%, 5/31/2013	200,000,000
330,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.298%, 2/11/2013	330,000,000
207,000,000	[1,2,3]	Westpac Banking Corp. Ltd., Sydney, 0.320%, 2/1/2013	207,000,000
20,000,000	[1,2]	Westpac Trust Securities NZ Ltd., 0.304%, 2/5/2013	19,999,311
		TOTAL	3,651,530,009
		Finance - Commercial—1.0%
157,797,000	[1,2]	Alpine Securitization Corp., 0.240%, 3/8/2013	157,760,181
74,400,000	[1,2]	Atlantic Asset Securitization LLC, 0.270%, 3/1/2013	74,384,376
Semi-Annual Shareholder Report
4

Principal Amount			Value
		Commercial Paper—continued[4]
		Finance - Commercial—continued
$20,000,000		General Electric Capital Corp., 0.314%, 2/12/2013	$19,998,044
		TOTAL	252,142,601
		Finance - Retail—2.2%
228,900,000	[1,2]	Barton Capital LLC, 0.250% - 0.280%, 2/5/2013 - 5/1/2013	228,831,521
180,000,000	[1,2]	Chariot Funding LLC, 0.300% - 0.331%, 3/7/2013 - 7/2/2013	179,896,567
75,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.300% - 0.331%, 3/8/2013 - 7/2/2013	74,952,500
65,000,000	[1,2]	Sheffield Receivables Corp., 0.220% - 0.330%, 2/4/2013 - 4/17/2013	64,976,671
		TOTAL	548,657,259
		Food & Beverage—0.1%
35,000,000	[1,2]	Nestle Capital Corp., (GTD by Nestle S.A.), 0.307%, 5/17/2013	34,968,354
		Sovereign—9.3%
565,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.250% - 0.310%, 2/12/2013 - 7/15/2013	564,777,625
147,500,000		Caisse des Depots et Consignations (CDC), 0.340%, 7/8/2013	147,281,665
364,000,000	[1,2]	Erste Abwicklungsanstalt, 0.260% - 0.411%, 2/13/2013 - 7/30/2013	363,549,947
1,271,500,000	[1,2]	Kells Funding, LLC, 0.260% - 0.361%, 2/19/2013 - 7/11/2013	1,270,707,852
		TOTAL	2,346,317,089
		TOTAL COMMERCIAL PAPER	7,118,510,533
		Corporate Bonds—1.3%
		Diversified—0.2%
60,631,000		General Electric Co., 5.000%, 2/1/2013	60,631,000
		Finance - Banking—0.7%
14,000,000		Bank of New York Mellon, 4.500%, 4/1/2013	14,092,020
45,000,000		JPMorgan Chase & Co., 4.750%, 5/1/2013	45,494,291
106,310,000		Wachovia Corp., 5.500%, 5/1/2013	107,617,863
		TOTAL	167,204,174
		Finance - Commercial—0.2%
17,753,000		General Electric Capital Corp., 1.875%, 9/16/2013	17,914,751
41,967,000		General Electric Capital Corp., 4.800%, 5/1/2013	42,419,558
		TOTAL	60,334,309
		Insurance—0.2%
22,199,000	[3]	Berkshire Hathaway, Inc., 0.740%, 2/11/2013	22,202,170
16,800,000		Berkshire Hathaway, Inc., 2.125%, 2/11/2013	16,807,896
		TOTAL	39,010,066
		Oil & Oil Finance—0.0%
7,500,000		Shell International Finance B.V., 1.875%, 3/25/2013	7,516,158
		TOTAL CORPORATE BONDS	334,695,707
Semi-Annual Shareholder Report
5

Principal Amount			Value
		FEDERAL FARM CREDIT BANK Floating Rate Note—0.1%
		Government Agency—0.1%
$15,000,000	[3]	Federal Farm Credit System, 0.186%, 2/5/2013	$14,999,536
		Loan Participation—0.4%
		Chemicals—0.4%
95,500,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.400%, 2/27/2013	95,500,000
		Notes - Variable—5.4%[3]
		Finance - Banking—4.6%
14,000,000		Alaska Student Loan Corporation, Education Loan Revenue Refunding Bonds (Senior Series 2012A), (State Street Bank and Trust Co. LOC), 0.110%, 2/7/2013	14,000,000
2,000,000		Albuquerque, NM IDRB, (Series 1997 El Canto, Inc.), (Wells Fargo Bank, N.A. LOC), 0.250%, 2/7/2013	2,000,000
4,615,000		Anchor Holdings LLC, (Series 2000), (U.S. Bank, N.A. LOC), 0.400%, 2/7/2013	4,615,000
50,000,000		Australia & New Zealand Banking Group, Melbourne, 0.248%, 2/8/2013	50,000,000
8,775,000		BJ Financing, LLC, (Series 2007A), (BMO Harris Bank, N.A. LOC), 0.200%, 2/7/2013	8,775,000
27,000,000		Big Bear Lake, CA IDRB, (Series 1993A), (Wells Fargo Bank, N.A. LOC), 0.110%, 2/6/2013	27,000,000
6,020,000		Boldt Healthcare Properties, LLC, (Series 2008A), (BMO Harris Bank, N.A. LOC), 0.200%, 2/7/2013	6,020,000
9,215,000		Capital Markets Access Co. LC, West Broad Holdings, LLC (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2013	9,215,000
1,268,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.210%, 2/7/2013	1,268,000
5,151,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.210%, 2/7/2013	5,151,000
551,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.210%, 2/7/2013	551,000
668,000		Capital One Funding Corp., (Series 1996-I), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 2/7/2013	668,000
1,692,000		Capital One Funding Corp., (Series 1997-G), (JPMorgan Chase Bank, N.A. LOC), 0.210%, 2/7/2013	1,692,000
937,000		Capital One Funding Corp., (Series 2001-C), (JPMorgan Chase Bank, N.A. LOC), 0.210%, 2/7/2013	937,000
6,600,000		Charlotte Christian School, (Series 1999), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/6/2013	6,600,000
5,725,000		Cleveland, OH Economic and Community Development, (Series 2008), (PNC Bank, N.A. LOC), 0.180%, 2/6/2013	5,725,000
15,000,000		Commonwealth Bank of Australia, 0.859%, 3/19/2013	15,011,652
68,020,000		Corporate Finance Managers, Inc., (Series B), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2013	68,020,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	Notes - Variable—continued[3]
	Finance - Banking—continued
$16,185,000	Cunat Capital Corp., Sheffield Heights (Series 2006), (BMO Harris Bank, N.A. LOC), 0.200%, 2/7/2013	$16,185,000
2,730,000	Douglas County, GA Development Authority, (Series 2007-B), (Wells Fargo Bank, N.A. LOC), 0.250%, 2/7/2013	2,730,000
7,805,000	Florida Heart Group, P.A. and Florida Heart Group Holdings, LLC, (Series 2004), (PNC Bank, N.A. LOC), 0.200%, 2/7/2013	7,805,000
4,450,000	Freeport, IL, (U.S. Bank, N.A. LOC), 0.190%, 2/7/2013	4,450,000
5,390,000	Gadsden, AL Airport Authority, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2013	5,390,000
7,965,000	Guiding Light Church, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2013	7,965,000
20,430,000	Hamilton Station Park and Ride, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2013	20,430,000
9,915,000	J.R. Adventures Insurance Trust, (Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2013	9,915,000
150,000,000	JPMorgan Chase Bank, N.A., 0.324%, 2/28/2013	150,000,000
5,860,000	Jacksonville, FL EDC, Revenue Bonds, (Wells Fargo Bank, N.A. LOC), 0.250%, 2/7/2013	5,860,000
9,570,000	Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance (Series 2007B-2), (PNC Bank, N.A. LOC), 0.180%, 2/6/2013	9,570,000
3,265,000	Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.190%, 2/6/2013	3,265,000
20,000,000	Kentucky Housing Corp., (2005 Series L), 0.140%, 2/6/2013	20,000,000
3,286,000	Kern, CA Water Bank Authority, (Series B), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2013	3,286,000
200,000	Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.130%, 2/7/2013	200,000
4,345,000	Laurel County, Kentucky, Bluegrass Holdings, LLC Project (Series 2008-B), (Wells Fargo Bank, N.A. LOC), 0.250%, 2/7/2013	4,345,000
23,130,000	Madison Hotel Investors I LLC, (Series 2005 A), (BMO Harris Bank, N.A. LOC), 0.200%, 2/7/2013	23,130,000
15,000,000	Maine State Housing Authority, (Series 2004 C-3), 0.120%, 2/7/2013	15,000,000
11,125,000	Maine State Housing Authority, (Series 2005 C), 0.120%, 2/7/2013	11,125,000
26,985,000	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series B), (Deutsche Bank AG LOC), 0.160%, 2/7/2013	26,985,000
25,000,000	Michigan Finance Authority, (Series 2010-B), (PNC Bank, N.A. LOC), 0.180%, 2/7/2013	25,000,000
27,000,000	Michigan Finance Authority, (Series 2010-C), (Bank of Montreal LOC), 0.170%, 2/7/2013	27,000,000
2,245,000	Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.310%, 2/7/2013	2,245,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
		Notes - Variable—continued[3]
		Finance - Banking—continued
$12,417,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.170%, 2/7/2013	$12,417,000
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wells Fargo Bank, N.A. LOC), 0.250%, 2/6/2013	2,565,000
26,670,000		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, (Series 2008), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2013	26,670,000
5,665,000		PCP Investors, LLC, (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2013	5,665,000
175,000,000		PNC Bank, N.A., 0.554%, 3/20/2013	175,000,000
21,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B1), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/6/2013	21,220,000
10,865,000		Saint Paul Minnesota Sales Tax Revenue, Revenue Bond—Rivercentre Arena PJ (Series 2009 A,) (U.S. Bank, N.A. LOC), 0.200%, 2/7/2013	10,865,000
18,965,000		Salem Green, LLP, Salem Green Apartments Project, (Series 2010), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2013	18,965,000
8,985,000		San Juan Regional Medical Center, Inc., (Series 2007-B), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2013	8,985,000
10,065,000		Santa Rosa CA Pension Obligation, Revenue Bond (Series 2003A), (Wells Fargo Bank, N.A. LOC), 0.160%, 2/7/2013	10,065,000
100,000,000		State Street Bank and Trust Co., 0.358%, 3/18/2013	100,000,000
13,395,000		Tack Capital Co., (Series 2001-A), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2013	13,395,000
1,495,000		University Church of Christ, (Wells Fargo Bank, N.A. LOC), 0.250%, 2/1/2013	1,495,000
490,000		Vista Grande Villa, (Bank of America N.A. LOC), 0.560%, 2/7/2013	490,000
3,320,000		Vulcan, Inc., (Series 2011), (Branch Banking & Trust Co. LOC), 0.200%, 2/6/2013	3,320,000
15,930,000		Washington State EDFA, (Series 2005B), (Bank of America N.A. LOC), 0.140%, 2/6/2013	15,930,000
510,000		Washington State Housing Finance Commission, Revenue Bonds, (Wells Fargo Bank, N.A. LOC), 0.210%, 2/1/2013	510,000
50,000,000		Wells Fargo Bank, N.A., 0.359%, 3/20/2013	50,000,000
9,800,000		West Memphis IDRB, S-B Power Tool Project, (Series 2000 A), (JPMorgan Chase Bank, N.A. LOC), 0.180%, 2/7/2013	9,800,000
13,660,000		Woerner Holdings, Inc., (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2013	13,660,000
11,845,000		World Wildlife Fund, Inc., (U.S. Bank, N.A. LOC), 0.190%, 2/7/2013	11,845,000
2,280,000		Ypsilanti, MI, UT GO, (Comerica Bank LOC), 0.230%, 2/6/2013	2,280,000
		TOTAL	1,144,271,652
		Finance - Commercial—0.3%
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.248%, 3/11/2013	25,000,000
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.258%, 2/8/2013	25,000,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
		Notes - Variable—continued[3]
		Finance - Commercial—continued
$945,000		General Electric Capital Corp., 0.429%, 3/19/2013	$944,435
8,412,000		General Electric Capital Corp., 0.429%, 3/20/2013	8,400,063
8,000,000		General Electric Capital Corp., 0.429%, 3/20/2013	7,996,790
3,000,000		General Electric Capital Corp., 0.439%, 3/20/2013	2,992,878
420,000		General Electric Capital Corp., 1.139%, 3/20/2013	422,405
6,900,000	[1,2]	M3 Realty, LLC, (Series 2007), (General Electric Capital Corp. LOC), 0.300%, 2/7/2013	6,900,000
		TOTAL	77,656,571
		Government Agency—0.0%
500,000		Augusta, GA Housing Authority, Westbury Creek Apartments Project (Series 2003 B), (FNMA LOC), 0.300%, 2/6/2013	500,000
3,555,000		California HFA, (Series 2006 B), 0.160%, 2/6/2013	3,555,000
915,000		California Statewide Communities Development Authority, Valley Palms Apartments Project Taxable (2002 Series C-T), (FNMA LOC), 0.170%, 2/7/2013	915,000
915,000		Indianapolis, IN Economic Development MFH Revenue Bond, Revenue Bond (Series B), (FHLB of Indianapolis LOC), 0.500%, 2/7/2013	915,000
195,000		Sacramento County, CA HDA, Revenue Bonds (Series 2002), (FNMA LOC), 0.190%, 2/7/2013	195,000
645,000		Washington State Housing Finance Commission: MFH, Revenue Bonds, (FNMA LOC), 0.180%, 2/7/2013	645,000
		TOTAL	6,725,000
		Insurance—0.5%
125,000,000		Metropolitan Life Insurance Co., 0.550%, 2/14/2013	125,000,000
5,185,000		New Castle County, DE, Revenue Bonds, (Berkshire Hathaway, Inc. LOC), 0.100%, 2/7/2013	5,185,000
		TOTAL	130,185,000
		TOTAL NOTES—VARIABLE	1,358,838,223
		U.S. Treasury Note—0.9%
		U.S. Treasury Note—0.9%
240,000,000		United States Treasury, 1.750%, 4/15/2013	240,721,321
		Repurchase Agreements—8.6%
516,552,000		Interest in $3,875,000,000 joint repurchase agreement 0.16%, dated 1/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,875,017,222 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2042 and the market value of those underlying securities was $3,952,517,567.	516,552,000
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Principal Amount		Value
	Repurchase Agreements—continued
$250,000,000	Repurchase agreement 0.16%, dated 1/31/2013 under which Citibank, N.A. will repurchase securities provided as collateral for $250,001,111 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 7/1/2041 and the market value of those underlying securities was $257,761,646.	$250,000,000
1,400,000,000	Repurchase agreement 0.17%, dated 1/31/2013 under which Societe Generale, New York will repurchase securities provided as collateral for $1,400,006,611 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/15/2053 and the market value of those underlying securities was $1,428,006,744.	1,400,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	2,166,552,000
	TOTAL INVESTMENTS—100.4% (AT AMORTIZED COST)[5]	25,248,766,017
	OTHER ASSETS AND LIABILITIES - NET—(0.4)%[6]	(90,502,552)
	TOTAL NET ASSETS—100%	$25,158,263,465
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2013, these restricted securities amounted to $4,100,374,113, which represented 16.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2013, these liquid restricted securities amounted to $4,038,835,651, which represented 16.1% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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As of January 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HFA	—Housing Finance Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
LOC	—Letter of Credit
MFH	—Multi-Family Housing
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.002	0.002	0.002	0.016	0.040
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.002	0.002	0.002	0.016	0.040
Less Distributions:
Distributions from net investment income	(0.001)	(0.002)	(0.002)	(0.002)	(0.016)	(0.040)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.002)	(0.002)	(0.002)	(0.016)	(0.040)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.07%	0.18%	0.18%	0.19%	1.58%	4.09%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.20%	0.20%	0.21%	0.22%	0.18%
Net investment income	0.14%[3]	0.18%	0.17%	0.20%	1.37%	3.85%
Expense waiver/reimbursement[4]	0.08%[3]	0.08%	0.08%	0.08%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$20,777,265	$19,275,552	$21,021,890	$17,271,503	$14,086,196	$10,476,830
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.013	0.038
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.013	0.038
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.013)	(0.038)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.013)	(0.038)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.02%	1.33%	3.83%
Ratios to Average Net Assets:
Net expenses	0.33%[3]	0.37%	0.37%	0.39%	0.47%	0.43%
Net investment income	0.01%[3]	0.01%	0.01%	0.02%	1.22%	3.70%
Expense waiver/reimbursement[4]	0.20%[3]	0.17%	0.16%	0.15%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,080,178	$949,905	$969,180	$1,176,540	$2,172,963	$2,120,381
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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13

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.001	0.001	0.001	0.015	0.039
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.001	0.001	0.015	0.039
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.001)	(0.001)	(0.001)	(0.015)	(0.039)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.001)	(0.001)	(0.015)	(0.039)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.08%	0.08%	0.10%	1.48%	3.99%
Ratios to Average Net Assets:
Net expenses	0.30%[3]	0.30%	0.30%	0.31%	0.32%	0.28%
Net investment income	0.04%[3]	0.08%	0.07%	0.10%	1.40%	3.83%
Expense waiver/reimbursement[4]	0.08%[3]	0.08%	0.08%	0.08%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,300,820	$2,655,471	$1,630,823	$1,142,742	$1,523,322	$1,495,405
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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14

Statement of Assets and Liabilities
January 31, 2013 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$25,248,766,017
Cash		42,176
Income receivable		11,751,433
Receivable for shares sold		75,768,208
TOTAL ASSETS		25,336,327,834
Liabilities:
Payable for investments purchased	$175,000,000
Payable for shares redeemed	1,840,092
Income distribution payable	619,293
Payable for Directors'/Trustees' fees	7,441
Payable for shareholder services fee (Note 4)	336,273
Accrued expenses	261,270
TOTAL LIABILITIES		178,064,369
Net assets for 25,158,241,055 shares outstanding		$25,158,263,465
Net Assets Consist of:
Paid-in capital		$25,158,221,298
Accumulated net realized gain on investments		41,336
Undistributed net investment income		831
TOTAL NET ASSETS		$25,158,263,465
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$20,777,264,940 ÷ 20,777,245,166 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$1,080,178,074 ÷ 1,080,179,839 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$3,300,820,451 ÷ 3,300,816,050 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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15

Statement of Operations
Six Months Ended January 31, 2013 (unaudited)
Investment Income:
Interest			$43,747,866
Expenses:
Investment adviser fee (Note 4)		$25,707,345
Administrative fee (Note 4)		10,036,539
Custodian fees		479,070
Transfer and dividend disbursing agent fees and expenses		89,970
Directors'/Trustees' fees		67,171
Auditing fees		10,334
Legal fees		4,499
Portfolio accounting fees		96,094
Shareholder services fee (Note 4)		2,546,741
Account administration fee (Note 2)		527,107
Share registration costs		66,786
Printing and postage		37,250
Insurance premiums		21,655
Miscellaneous		64,411
TOTAL EXPENSES		39,754,972
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(10,303,086)
Waiver of administrative fee	(40,863)
Waiver of shareholder services fee	(631,287)
Reimbursement of shareholder services fee	(140,672)
TOTAL WAIVERS AND REIMBURSEMENT		(11,115,908)
Net expenses			28,639,064
Net investment income			15,108,802
Net realized gain on investments			73,044
Change in net assets resulting from operations			$15,181,846
See Notes which are an integral part of the Financial Statements
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16

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2013	Year Ended 7/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$15,108,802	$36,403,549
Net realized gain on investments	73,044	10,431
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,181,846	36,413,980
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(14,461,540)	(34,695,237)
Service Shares	(59,847)	(105,384)
Capital Shares	(590,347)	(1,595,247)
Distributions from net realized gain on investments
Institutional Shares	(31,773)	(5,899)
Service Shares	(1,761)	(397)
Capital Shares	(4,730)	(554)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,149,998)	(36,402,718)
Share Transactions:
Proceeds from sale of shares	49,518,962,236	92,814,688,787
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third Institutional Money Market Fund	1,481,474,738	—
Net asset value of shares issued to shareholders in payment of distributions declared	9,391,364	24,203,233
Cost of shares redeemed	(48,732,524,207)	(93,579,868,432)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,277,304,131	(740,976,412)
Change in net assets	2,277,335,979	(740,965,150)
Net Assets:
Beginning of period	22,880,927,486	23,621,892,636
End of period (including undistributed net investment income of $831 and $3,763, respectively)	$25,158,263,465	$22,880,927,486
See Notes which are an integral part of the Financial Statements
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17

Notes to Financial Statements
January 31, 2013 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
On September 7, 2012, the Fund acquired all of the net assets of Fifth Third Institutional Money Market Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on September 5, 2012. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on August 1, 2012, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended January 31, 2013, are as follows:
Net investment income*	$15,197,689
Net realized gain on investments	$165,766
Net increase in net assets resulting from operations	$15,363,455
*	Net investment income includes $2,276 of pro forma eliminated expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of January 31, 2013.
For every one share of Fifth Third Institutional Money Market Fund, Institutional Shares exchanged, a shareholder received one share of the Fund's Institutional Shares.
For every one share of Fifth Third Institutional Money Market Fund, Select Shares exchanged, a shareholder received one share of the Fund's Institutional Shares.
For every one share of Fifth Third Institutional Money Market Fund, Preferred Shares exchanged, a shareholder received one share of the Fund's Capital Shares.
For every one share of Fifth Third Institutional Money Market Fund, Trust Shares exchanged, a shareholder received one share of the Fund's Service Shares.
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The Fund received net assets from Fifth Third Institutional Money Market Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Fifth Third Institutional Money Market Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,481,474,738	$1,481,474,738	$24,497,002,035	$25,978,476,773
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
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19

additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Capital Shares may bear shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Service Shares	$219,180
Capital Shares	307,927
TOTAL	$527,107
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund
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recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at January 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
HLSS Servicer Advance Receivables Trust (Series 2012-MM1), Class A, (GTD by Wells Fargo Bank, N.A.), 0.650%, 9/16/2013	9/7/2012	$61,538,462	$61,538,462
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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21

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	43,831,542,505	$43,831,542,505	83,391,733,133	$83,391,733,133
Shares issued in connection with the tax-free transfer of assets from Fifth Third Institutional Money Market Fund	1,217,329,503	1,217,329,503	—	—
Shares issued to shareholders in payment of distributions declared	9,169,439	9,169,439	23,471,730	23,471,730
Shares redeemed	(43,556,354,269)	(43,556,354,269)	(85,161,237,867)	(85,161,237,867)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,501,687,178	$1,501,687,178	(1,746,033,004)	$(1,746,033,004)
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,698,421,564	$1,698,421,564	3,667,096,009	$3,667,096,009
Shares issued in connection with the tax-free transfer of assets from Fifth Third Institutional Money Market Fund	207,863,892	207,863,892	—	—
Shares issued to shareholders in payment of distributions declared	33,150	33,150	59,393	59,393
Shares redeemed	(1,776,047,054)	(1,776,047,054)	(3,686,892,936)	(3,686,892,936)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	130,271,552	$130,271,552	(19,737,534)	$(19,737,534)
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	3,988,998,167	$3,988,998,167	5,755,859,645	$5,755,859,645
Shares issued in connection with the tax-free transfer of assets from Fifth Third Institutional Money Market Fund	56,281,343	56,281,343	—	—
Shares issued to shareholders in payment of distributions declared	188,775	188,775	672,110	672,110
Shares redeemed	(3,400,122,884)	(3,400,122,884)	(4,731,737,629)	(4,731,737,629)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	645,345,401	$645,345,401	1,024,794,126	$1,024,794,126
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,277,304,131	$2,277,304,131	(740,976,412)	$(740,976,412)
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22

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, the Adviser voluntarily waived $10,303,086 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, FAS waived $40,863 of its fee. The net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$1,261,932	$(133,070)	$(603,613)
Capital Shares	1,284,809	(7,602)	(27,674)
TOTAL	$2,546,741	$(140,672)	$(631,287)
For the six months ended January 31, 2013, FSSC did not receive any fees paid by the Fund. For the six months ended January 31, 2013, the Fund's Institutional Shares did not incur a Service Fee.
Semi-Annual Shareholder Report
23

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and reimbursements) will not exceed 0.20%, 0.45%, and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $484,495,000 and $807,210,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
5. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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25

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2012	Ending Account Value 1/31/2013	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.70	$1.01
Service Shares	$1,000	$1,000.10	$1.66[2]
Capital Shares	$1,000	$1,000.20	$1.51
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.20	$1.02
Service Shares	$1,000	$1,023.54	$1.68[2]
Capital Shares	$1,000	$1,023.69	$1.53
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.20%
Service Shares	0.33%
Capital Shares	0.30%
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
Semi-Annual Shareholder Report
26

Evaluation and Approval of Advisory
Contract–May 2012
Federated Prime Cash Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the one-year period covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
Semi-Annual Shareholder Report
29

competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Prime Cash Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N625
CUSIP 60934N617
CUSIP 60934N591
Q450198 (3/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2013
Share Class	Ticker
Institutional	PMOXX
Service	PSSXX
Capital	PICXX

Federated Prime Management Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	46.5%
Bank Instruments	35.6%
Variable Rate Instruments	11.3%
Repurchase Agreement	6.1%
U.S. Treasury Security	1.0%
Other Assets and Liabilities—Net[2]	(0.5)%
TOTAL	100.0%
At January 31, 2013, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	28.1%[4]
8-30 Days	28.3%
31-90 Days	33.0%
91-180 Days	8.6%
181 Days or more	2.5%
Other Assets and Liabilities—Net[2]	(0.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes asset-backed securities, bank notes, collateralized loan agreements, commercial paper and corporate bonds, with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 16.7% of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2013 (unaudited)
Principal Amount			Value
		Asset-Backed Securities—1.9%
		Finance - Automotive—0.8%
$769,803	[1,2]	SMART ABS (Series 2012-2US) Trust, Class A1, 0.424%, 6/14/2013	$769,803
1,865,629		SMART ABS (Series 2012-4US) Trust, Class A1, 0.290%, 10/14/2013	1,865,629
10,986,767		Santander Drive Auto Receivables Trust 2012-6, Class A1, 0.300%, 10/15/2013	10,986,767
83,413		World Omni Automobile Lease Securitization Trust 2012-A, Class A1, 0.328%, 6/17/2013	83,413
		TOTAL	13,705,612
		Finance - Equipment—0.5%
1,079,867		CNH Equipment Trust 2012-B, Class A1, 0.383%, 7/12/2013	1,079,867
3,604,662		GE Equipment Transportation LLC, Series 2012-2, Class A1, 0.260%, 10/24/2013	3,604,662
4,284,171	[1,2]	Leaf Equipment Contract Backed Notes, Series 2012-1, Class A1, 0.370%, 10/15/2013	4,284,171
		TOTAL	8,968,700
		Finance - Retail—0.6%
10,000,000	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 1A, 0.406%, 2/18/2013	10,000,000
1,500,000	[1,2,3]	Fosse Master Issuer PLC 2012-1, Class A1, 0.386%, 2/19/2013	1,500,000
		TOTAL	11,500,000
		TOTAL ASSET-BACKED SECURITIES	34,174,312
		Bank Note—0.5%
		Finance - Banking—0.5%
10,000,000		Bank of America N.A., 0.300%, 2/14/2013	10,000,000
		Certificates of Deposit—35.6%
		Finance - Banking—35.6%
40,000,000	[3]	Bank of Nova Scotia, Toronto, 0.358%, 2/11/2013	40,000,000
95,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.270%, 4/2/2013 - 4/24/2013	95,000,000
25,000,000		Barclays Bank PLC, 0.250%, 2/8/2013	25,000,000
15,000,000	[3]	Canadian Imperial Bank of Commerce, 0.315%, 2/25/2013	15,000,000
44,000,000		Credit Agricole Corporate and Investment Bank, 0.375%, 5/2/2013	44,000,549
10,000,000		Credit Agricole S.A., 0.320%, 3/15/2013	10,000,000
25,000,000		Credit Suisse, Zurich, 0.255% - 0.270%, 4/19/2013 - 6/3/2013	25,000,000
85,000,000		Deutsche Bank AG, 0.260% - 0.295%, 2/8/2013 - 3/21/2013	85,000,024
30,000,000		Fifth Third Bank, Cincinnati, 0.320%, 3/1/2013	30,000,000
90,000,000		Mizuho Corporate Bank Ltd., 0.240% - 0.270%, 3/25/2013 - 4/30/2013	90,000,000
28,500,000		Natixis, 0.300%, 2/12/2013	28,500,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		Certificates of Deposit—continued
		Finance - Banking—continued
$50,000,000		Rabobank Nederland NV, Utrecht, 0.370%, 4/10/2013	$50,000,000
10,000,000	[3]	Royal Bank of Canada, Montreal, 0.370%, 2/4/2013	10,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.383%, 2/5/2013	25,000,000
10,000,000	[3]	Royal Bank of Canada, Montreal, 0.445%, 2/22/2013	10,000,000
20,000,000		Societe Generale, Paris, 0.320%, 3/11/2013	20,000,000
20,000,000	[3]	Societe Generale, Paris, 1.312%, 2/22/2013	20,011,222
30,000,000		Sumitomo Mitsui Banking Corp., 0.290%, 2/7/2013	30,000,000
		TOTAL CERTIFICATES OF DEPOSIT	652,511,795
		Collateralized Loan Agreements—16.4%
		Finance - Banking—16.4%
48,500,000		Citigroup Global Markets, Inc., 0.669% - 0.811%, 2/1/2013 - 3/8/2013	48,500,000
65,000,000		Credit Suisse Securities (USA) LLC, 0.304% - 0.750%, 2/6/2013 - 4/25/2013	65,000,000
35,000,000		Goldman Sachs & Co., 0.456%, 2/6/2013	35,000,000
15,000,000		JPMorgan Securities LLC, 0.629%, 4/23/2013	15,000,000
92,000,000		Pershing LLC, 0.466%, 2/1/2013	92,000,000
45,000,000		RBS Securities, Inc., 0.527%, 2/1/2013	45,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	300,500,000
		Commercial Paper—25.1%[4]
		Finance - Banking—5.2%
15,000,000		BNP Paribas Finance, Inc., 0.240%, 5/1/2013	14,991,100
10,000,000	[1,2]	Commonwealth Bank of Australia, 0.316%, 2/21/2013	9,998,250
25,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.259%, 2/8/2013	25,000,000
25,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.261%, 2/1/2013	25,000,000
20,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.298%, 2/8/2013	20,000,000
		TOTAL	94,989,350
		Finance - Commercial—5.2%
65,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.260% - 0.270%, 2/19/2013 - 3/11/2013	64,989,133
30,000,000	[1,2]	Versailles Commercial Paper LLC, 0.310% - 0.340%, 2/20/2013 - 3/12/2013	29,993,053
		TOTAL	94,982,186
		Finance - Retail—3.8%
50,000,000	[1,2]	Barton Capital LLC, 0.280%, 3/1/2013	49,989,111
20,000,000	[1,2]	Salisbury Receivables Company LLC, 0.250%, 2/6/2013	19,999,306
		TOTAL	69,988,417
		Sovereign—10.9%
55,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.260% - 0.300%, 3/1/2013 - 3/21/2013	54,984,333
Semi-Annual Shareholder Report
3

Principal Amount			Value
		Commercial Paper—continued[4]
		Sovereign—continued
$70,000,000	[1,2]	Erste Abwicklungsanstalt, 0.411%, 5/16/2013 - 5/21/2013	$69,915,950
75,000,000	[1,2]	Kells Funding, LLC, 0.330% - 0.401%, 2/11/2013 - 5/2/2013	74,959,417
		TOTAL	199,859,700
		TOTAL COMMERCIAL PAPER	459,819,653
		Corporate Bonds—2.6%
		Diversified—0.1%
937,000		General Electric Co., 5.000%, 2/1/2013	937,000
		Finance - Commercial—2.5%
44,500,000		General Electric Capital Corp., 5.400%, 9/20/2013	45,917,272
		TOTAL CORPORATE BONDS	46,854,272
		Notes - Variable—11.3%[3]
		Finance - Banking—10.9%
24,350,000	[1,2]	BlackRock MuniHoldings Fund II, Inc., VMTP Shares (Series T0018), 0.190%, 2/1/2013	24,350,000
25,000,000	[1,2]	BlackRock MuniHoldings Quality Fund, Inc., VMTP Shares (Series T0019), 0.190%, 2/1/2013	25,000,000
4,350,000		Castleton United Methodist Church, Inc., (Series 2006A), (U.S. Bank, N.A. LOC), 0.300%, 2/7/2013	4,350,000
1,500,000		DeKalb County, GA Housing Authority, (Series 2004-T) Highlands, (Wells Fargo Bank, N.A. LOC), 0.350%, 2/7/2013	1,500,000
15,000,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.190%, 2/1/2013	15,000,000
23,000,000		JPMorgan Chase Bank, N.A., 0.324%, 2/28/2013	23,000,000
7,900,000		Kingston Healthcare Co., (Series 2003A), (Fifth Third Bank, Cincinnati LOC), 0.320%, 2/7/2013	7,900,000
3,225,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 2/5/2013	3,225,000
15,545,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.180%, 2/6/2013	15,545,000
75,000,000		PNC Bank, N.A., 0.554%, 3/20/2013	75,000,000
3,150,000		Roman Catholic Diocese of Charlotte, (Series 2002), (Wells Fargo Bank, N.A. LOC), 0.250%, 2/7/2013	3,150,000
1,385,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 2/5/2013	1,385,000
		TOTAL	199,405,000
		Finance - Commercial—0.4%
7,600,000		General Electric Capital Corp., 0.439%, 3/20/2013	7,603,020
		TOTAL NOTES—VARIABLE	207,008,020
Semi-Annual Shareholder Report
4

Principal Amount		Value
	U.S. Treasury Note—1.0%
	U.S. Treasury Note—1.0%
$18,000,000	United States Treasury, 1.750%, 4/15/2013	$18,054,099
	Repurchase Agreement—6.1%
112,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.16%, dated 1/31/2013 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,000,004,444 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/16/2048 and the market value of those underlying securities was $1,021,582,682. (AT COST)	112,000,000
	TOTAL INVESTMENTS—100.5% (AT AMORTIZED COST)[5]	1,840,922,151
	OTHER ASSETS AND LIABILITIES - NET—(0.5)%[6]	(9,047,164)
	TOTAL NET ASSETS—100%	$1,831,874,987
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2013, these restricted securities amounted to $455,732,527, which represented 24.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2013, these liquid restricted securities amounted to $455,732,527, which represented 24.9% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
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5

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
VMTP	—Variable Rate MuniFund Term Preferred
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.002	0.002	0.002	0.017	0.040
Net realized gain (loss) on investments	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.002	0.002	0.002	0.017	0.040
Less Distributions:
Distributions from net investment income	(0.001)	(0.002)	(0.002)	(0.002)	(0.017)	(0.040)
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.002)	(0.002)	(0.002)	(0.017)	(0.040)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.09%	0.19%	0.19%	0.24%	1.74%	4.05%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.17%
Net investment income	0.17%[3]	0.19%	0.20%	0.25%	1.76%	4.08%
Expense waiver/reimbursement[4]	0.10%[3]	0.10%	0.10%	0.10%	0.15%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$648,853	$682,218	$905,645	$1,249,578	$1,117,636	$1,231,446
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.015	0.037
Net realized gain (loss) on investments	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.015	0.037
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.015)	(0.037)
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.015)	(0.037)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.04%	1.49%	3.79%
Ratios to Average Net Assets:
Net expenses	0.36%[3]	0.38%	0.39%	0.40%	0.45%	0.42%
Net investment income	0.01%[3]	0.01%	0.01%	0.04%	1.38%	3.70%
Expense waiver/reimbursement[4]	0.19%[3]	0.17%	0.16%	0.15%	0.15%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$827,287	$785,594	$860,836	$832,807	$1,350,587	$1,218,247
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.001	0.001	0.001	0.016	0.039
Net realized gain (loss) on investments	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.001	0.001	0.016	0.039
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.001)	(0.001)	(0.001)	(0.016)	(0.039)
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.001)	(0.001)	(0.016)	(0.039)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.04%	0.09%	0.10%	0.15%	1.64%	3.95%
Ratios to Average Net Assets:
Net expenses	0.30%[3]	0.30%	0.30%	0.29%	0.30%	0.27%
Net investment income	0.07%[3]	0.09%	0.10%	0.16%	1.56%	3.97%
Expense waiver/reimbursement[4]	0.10%[3]	0.10%	0.10%	0.11%	0.15%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$355,735	$322,787	$403,955	$614,863	$893,126	$832,279
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities
January 31, 2013 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$1,840,922,151
Cash		793,228
Income receivable		1,485,461
Receivable for shares sold		345
TOTAL ASSETS		1,843,201,185
Liabilities:
Payable for investments purchased	$10,000,000
Payable for shares redeemed	1,072,166
Income distribution payable	56,878
Payable for Directors'/Trustees' fees	929
Payable for shareholder services fee (Note 4)	115,103
Accrued expenses	81,122
TOTAL LIABILITIES		11,326,198
Net assets for 1,831,863,399 shares outstanding		$1,831,874,987
Net Assets Consist of:
Paid-in capital		$1,831,863,399
Accumulated net realized gain on investments		10,509
Undistributed net investment income		1,079
TOTAL NET ASSETS		$1,831,874,987
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$648,853,403 ÷ 648,849,256 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$827,286,937 ÷ 827,281,748 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$355,734,647 ÷ 355,732,395 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Operations
Six Months Ended January 31, 2013 (unaudited)
Investment Income:
Interest			$3,698,074
Expenses:
Investment adviser fee (Note 4)		$1,974,267
Administrative fee (Note 4)		770,783
Custodian fees		34,884
Transfer and dividend disbursing agent fees and expenses		9,711
Directors'/Trustees' fees		3,779
Auditing fees		10,166
Legal fees		3,995
Portfolio accounting fees		93,096
Shareholder services fee (Note 4)		1,096,720
Account administration fee (Note 2)		90,232
Share registration costs		41,481
Printing and postage		37,253
Insurance premiums		3,645
Miscellaneous		3,992
TOTAL EXPENSES		4,174,004
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(961,170)
Waiver of administrative fee	(3,246)
Waiver of shareholder services fee	(341,056)
Reimbursement of shareholder services fee	(27,092)
TOTAL WAIVERS AND REIMBURSEMENT		(1,332,564)
Net expenses			2,841,440
Net investment income			856,634
Net realized gain on investments			20,368
Change in net assets resulting from operations			$877,002
See Notes which are an integral part of the Financial Statements
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11

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2013	Year Ended 7/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$856,634	$1,925,167
Net realized gain on investments	20,368	11,644
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	877,002	1,936,811
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(696,261)	(1,535,085)
Service Shares	(40,650)	(79,086)
Capital Shares	(119,405)	(310,082)
Distributions from net realized gain on investments
Institutional Shares	(7,592)	—
Service Shares	(8,311)	—
Capital Shares	(3,488)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(875,707)	(1,924,253)
Share Transactions:
Proceeds from sale of shares	4,221,149,083	5,951,008,071
Net asset value of shares issued to shareholders in payment of distributions declared	470,980	952,530
Cost of shares redeemed	(4,180,345,641)	(6,331,809,710)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	41,274,422	(379,849,109)
Change in net assets	41,275,717	(379,836,551)
Net Assets:
Beginning of period	1,790,599,270	2,170,435,821
End of period (including undistributed net investment income of $1,079 and $761, respectively)	$1,831,874,987	$1,790,599,270
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Notes to Financial Statements
January 31, 2013 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Prime Management Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase
Semi-Annual Shareholder Report
13

agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Capital Shares may bear shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Service Shares	$68,016
Capital Shares	22,216
TOTAL	$90,232
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
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14

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
Semi-Annual Shareholder Report
15

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,384,673,944	$3,384,673,944	4,457,671,640	$4,457,671,640
Shares issued to shareholders in payment of distributions declared	333,591	333,591	644,106	644,106
Shares redeemed	(3,418,372,755)	(3,418,372,755)	(4,681,524,495)	(4,681,524,495)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(33,365,220)	$(33,365,220)	(223,208,749)	$(223,208,749)
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	525,930,540	$525,930,540	1,000,388,609	$1,000,388,609
Shares issued to shareholders in payment of distributions declared	37,588	37,588	62,582	62,582
Shares redeemed	(484,275,939)	(484,275,939)	(1,075,799,624)	(1,075,799,624)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	41,692,189	$41,692,189	(75,348,433)	$(75,348,433)
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	310,544,599	$310,544,599	492,947,822	$492,947,822
Shares issued to shareholders in payment of distributions declared	99,801	99,801	245,842	245,842
Shares redeemed	(277,696,947)	(277,696,947)	(574,485,591)	(574,485,591)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	32,947,453	$32,947,453	(81,291,927)	$(81,291,927)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	41,274,422	$41,274,422	(379,849,109)	$(379,849,109)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, the Adviser voluntarily waived $961,170 of its fee.
Semi-Annual Shareholder Report
16

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, FAS waived $3,246 of its fee. The net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$947,479	$(26,192)	$(341,056)
Capital Shares	149,241	(900)	-
TOTAL	$1,096,720	$(27,092)	$(341,056)
For the six months ended January 31, 2013, the Fund's Institutional Shares did not incur Service Fees. For the six months ended January 31, 2013, FSSC did not receive any fees paid by the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30%
Semi-Annual Shareholder Report
17

(the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $0 and $68,115,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
5. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to other participating affiliated funds. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2012	Ending Account Value 1/31/2013	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.90	$1.01
Service Shares	$1,000	$1,000.10	$1.81[2]
Capital Shares	$1,000	$1,000.40	$1.51
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.20	$1.02
Service Shares	$1,000	$1,023.39	$1.84[2]
Capital Shares	$1,000	$1,023.69	$1.53
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.20%
Service Shares	0.36%
Capital Shares	0.30%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
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Evaluation and Approval of Advisory
Contract–May 2012
FEDERATED PRIME MANAGEMENT OBLIGATIONS FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the one-year period covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
Semi-Annual Shareholder Report
23

competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a
Semi-Annual Shareholder Report
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finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Prime Management Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N112
CUSIP 608919833
CUSIP 608919841
Q450199 (3/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2013
Share Class	Ticker
Institutional	POIXX
Service	PRSXX
Capital	POPXX
Trust	POLXX

Federated Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Bank Instruments	47.6%
Commercial Paper and Notes	36.6%
Variable Rate Instruments	7.2%
U.S. Treasury Securities	1.0%
Repurchase Agreements	8.3%
Other Assets and Liabilities—Net[2]	(0.7)%
TOTAL	100.0%
At January 31, 2013, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	33.9%[4]
8-30 Days	25.4%
31-90 Days	33.0%
91-180 Days	7.0%
181 Days or more	1.4%
Other Assets and Liabilities—Net[2]	(0.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes asset-backed securities, collateralized loan agreements, commercial paper and corporate bonds, with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 18.4% of the Fund's portfolio.
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1

Portfolio of Investments
January 31, 2013 (unaudited)
Principal Amount			Value
		Asset-Backed Securities—0.9%
		Finance - Automotive—0.7%
$65,135,130		Ally Auto Receivables Trust 2012-5, Class A1, 0.250%, 11/15/2013	$65,135,129
2,964,095		AmeriCredit Automobile Receivables Trust 2012-3, Class A1, 0.361%, 7/8/2013	2,964,096
17,770,105		AmeriCredit Automobile Receivables Trust 2012-4, Class A1, 0.300%, 9/9/2013	17,770,105
30,562,522		AmeriCredit Automobile Receivables Trust 2012-5, Class A1, 0.270%, 12/9/2013	30,562,522
35,000,000		AmeriCredit Automobile Receivables Trust 2013-1, Class A1, 0.240%, 2/10/2014	35,000,000
11,196,419	[1,2]	Enterprise Fleet Financing, LLC (Series 2012-1), Class A1, 0.460%, 5/20/2013	11,196,419
17,884,661	[1,2]	Enterprise Fleet Financing, LLC (Series 2012-2), Class A1, 0.325%, 9/20/2013	17,884,661
90,000,000		Honda Auto Receivables Owner Trust 2013-1, Class A1, 0.200%, 1/21/2014	90,000,000
38,000,000		Hyundai Auto Receivables Trust 2013-A, Class A1, 0.200%, 2/18/2014	38,000,000
44,048,480		Mercedes-Benz Auto Receivables Trust 2012-1, Class A1, 0.230%, 9/16/2013	44,048,480
		TOTAL	352,561,412
		Finance - Banking—0.2%
67,692,308	[1]	HLSS Servicer Advance Receivables Trust (Series 2012-MM1), Class A, (GTD by Wells Fargo Bank, N.A.), 0.650%, 9/16/2013	67,692,307
		Finance - Equipment—0.0%
506,883	[1,2]	CIT Equipment Collateral 2012-VT1, Class A1, 0.441%, 4/22/2013	506,883
		TOTAL ASSET-BACKED SECURITIES	420,760,602
		Certificates of Deposit—42.6%
		Finance - Banking—42.6%
301,300,000		BNP Paribas SA, 0.260%, 5/1/2013	301,300,000
704,000,000		Bank of Montreal, 0.160% - 0.380%, 2/1/2013 - 10/15/2013	704,000,000
125,000,000	[3]	Bank of Montreal, 0.304%, 4/16/2013	125,000,000
200,000,000	[3]	Bank of Montreal, 0.325%, 4/4/2013	200,000,000
245,000,000	[3]	Bank of Montreal, 0.328%, 3/18/2013	245,000,000
100,000,000	[3]	Bank of Montreal, 0.340%, 2/15/2013	100,000,000
385,000,000	[3]	Bank of Montreal, 0.343%, 2/6/2013	385,000,000
285,000,000	[3]	Bank of Montreal, 0.360%, 2/15/2013	285,000,000
125,000,000	[3]	Bank of Montreal, 0.388%, 2/4/2013	125,000,000
71,550,000	[3]	Bank of Montreal, 0.756%, 4/3/2013	71,762,217
Semi-Annual Shareholder Report
2

Principal Amount			Value
		Certificates of Deposit—continued
		Finance - Banking—continued
$1,000,000,000	[3]	Bank of Nova Scotia, Toronto, 0.358%, 2/11/2013	$1,000,000,000
2,325,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.170% - 0.270%, 2/11/2013 - 4/2/2013	2,325,000,000
1,436,300,000		Barclays Bank PLC, 0.250% - 0.260%, 3/8/2013 - 4/12/2013	1,436,300,000
300,000,000	[3]	Canadian Imperial Bank of Commerce, 0.315%, 2/25/2013	300,000,000
846,200,000		Credit Agricole Corporate and Investment Bank, 0.270% - 0.375%, 3/15/2013 - 5/2/2013	846,206,321
325,000,000		Credit Suisse, Zurich, 0.255%, 6/3/2013	325,000,000
1,754,000,000		Deutsche Bank AG, 0.245% - 0.350%, 2/8/2013 - 3/8/2013	1,754,002,567
103,000,000	[3]	JPMorgan Chase & Co., 0.360%, 2/1/2013	103,000,000
456,500,000	[3]	JPMorgan Chase Bank, N.A., 0.405%, 2/21/2013	456,500,000
2,096,000,000		Mizuho Corporate Bank Ltd., 0.140% - 0.250%, 2/5/2013 - 2/27/2013	2,096,000,000
1,275,000,000		Rabobank Nederland NV, Utrecht, 0.270% - 0.370%, 4/10/2013 - 6/28/2013	1,275,000,000
64,000,000	[3]	Royal Bank of Canada, Montreal, 0.352%, 4/30/2013	64,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.355%, 4/4/2013	25,000,000
198,875,000	[3]	Royal Bank of Canada, Montreal, 0.363%, 2/6/2013	198,875,000
130,000,000	[3]	Royal Bank of Canada, Montreal, 0.370%, 2/1/2013	130,000,000
65,000,000	[3]	Royal Bank of Canada, Montreal, 0.370%, 2/4/2013	65,000,000
105,000,000	[3]	Royal Bank of Canada, Montreal, 0.370%, 2/7/2013	105,000,000
200,000,000	[3]	Royal Bank of Canada, Montreal, 0.380%, 2/1/2013	200,000,000
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.383%, 2/5/2013	50,000,000
405,000,000	[3]	Royal Bank of Canada, Montreal, 0.383%, 2/6/2013	405,000,000
52,000,000	[3]	Royal Bank of Canada, Montreal, 0.445%, 2/22/2013	52,000,000
300,000,000		Societe Generale, Paris, 0.320%, 3/11/2013	300,000,000
100,000,000		State Street Bank and Trust Co., 0.220%, 3/11/2013	100,000,000
1,795,000,000		Sumitomo Mitsui Banking Corp., 0.160% - 0.290%, 2/1/2013 - 3/20/2013	1,795,000,000
1,080,000,000		Svenska Handelsbanken, Stockholm, 0.240%, 2/20/2013 - 3/26/2013	1,080,005,294
190,000,000	[3]	Toronto Dominion Bank, 0.301%, 4/26/2013	190,000,000
100,000,000	[3]	Toronto Dominion Bank, 0.302%, 4/22/2013	100,000,000
310,000,000	[3]	Toronto Dominion Bank, 0.310%, 3/13/2013	310,000,000
100,000,000	[3]	Toronto Dominion Bank, 0.313%, 2/4/2013	100,000,000
150,000,000		Toronto Dominion Bank, 0.380%, 9/20/2013	150,000,000
500,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.260%, 7/2/2013	500,000,000
500,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.294%, 8/27/2013	500,087,965
		TOTAL CERTIFICATES OF DEPOSIT	20,879,039,364
Semi-Annual Shareholder Report
3

Principal Amount			Value
		Collateralized Loan Agreements—11.4%
		Finance - Banking—11.4%
$107,000,000		BMO Capital Markets Corp., 0.264%, 2/1/2013	$107,000,000
470,000,000		BNP Paribas Securities Corp., 0.284% - 0.527%, 2/1/2013 - 2/27/2013	470,000,000
540,000,000		Barclays Capital, Inc., 0.223% - 0.771%, 4/18/2013 - 4/30/2013	540,000,000
1,930,000,000		Credit Suisse Securities (USA) LLC, 0.304% - 0.750%, 2/1/2013 - 4/25/2013	1,930,000,000
35,000,000		Deutsche Bank Securities, Inc., 0.568%, 2/1/2013	35,000,000
245,000,000		ING Financial Markets LLC, 0.314%, 2/1/2013	245,000,000
930,000,000		JPMorgan Securities LLC, 0.395% - 0.669%, 2/4/2013 - 4/23/2013	930,000,000
350,000,000		RBC Capital Markets, LLC, 0.355% - 0.406%, 2/13/2013 - 2/15/2013	350,000,000
1,000,000,000		Wells Fargo Securities, LLC, 0.304% - 0.406%, 2/1/2013 - 4/30/2013	1,000,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	5,607,000,000
		Commercial Paper—22.7%[4]
		Aerospace/Auto—0.4%
195,300,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.341% - 0.351%, 2/15/2013 - 2/19/2013	195,271,374
		Electric Power—0.7%
340,000,000	[1,2]	Electricite de France SA, 0.280% - 0.380%, 3/7/2013 - 4/18/2013	339,837,444
		Finance - Automotive—0.5%
192,500,000		FCAR Owner Trust, A1+/P1 Series, 0.331% - 0.351%, 4/1/2013 - 7/2/2013	192,256,342
47,000,000		FCAR Owner Trust, A1/P1 Series, 0.341%, 7/1/2013	46,933,417
		TOTAL	239,189,759
		Finance - Banking—9.5%
134,400,000		BNP Paribas Finance, Inc., 0.250%, 5/3/2013	134,315,067
182,000,000	[1,2]	Cancara Asset Securitization LLC, 0.210%, 2/12/2013	181,988,322
105,000,000		Credit Agricole North America, Inc., 0.260%, 3/12/2013	104,970,425
722,000,000		ING (U.S.) Funding LLC, 0.230% - 0.270%, 2/1/2013 - 5/2/2013	721,831,408
250,000,000		JPMorgan Chase & Co., 0.300%, 5/15/2013	249,785,417
23,000,000	[1,2]	LMA-Americas LLC, 0.320%, 4/16/2013	22,984,871
1,300,000,000		Lloyds TSB Bank PLC, London, 0.145%, 2/5/2013 - 2/6/2013	1,299,977,847
25,000,000		Los Angeles County, CA Metropolitan Transportation Authority (Series A-T-BB), (Barclays Bank PLC LOC), 0.230%, 4/4/2013	25,000,000
218,786,000	[1,2]	Matchpoint Master Trust, 0.250% - 0.300%, 2/15/2013 - 3/11/2013	218,731,325
800,000,000	[1,2]	National Australia Funding (Delaware), Inc., 0.195% - 0.210%, 3/1/2013 - 3/25/2013	799,833,833
445,000,000	[1,2]	Northern Pines Funding LLC, 0.340% - 0.421%, 2/15/2013 - 3/8/2013	444,905,033
247,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.330%, 2/1/2013	247,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		Commercial Paper—continued[4]
		Finance - Banking—continued
$215,900,000	[1,2]	Surrey Funding Corporation, 0.300% - 0.340%, 2/4/2013 - 3/5/2013	$215,877,200
		TOTAL	4,667,200,748
		Finance - Commercial—2.7%
750,000,000	[1,2]	Alpine Securitization Corp., 0.200% - 0.240%, 2/12/2013 - 4/22/2013	749,790,584
391,457,000	[1,2]	Atlantic Asset Securitization LLC, 0.250% - 0.260%, 3/6/2013 - 4/9/2013	391,337,301
161,785,000	[1,2]	Starbird Funding Corp., 0.180% - 0.200%, 2/1/2013 - 2/11/2013	161,780,833
		TOTAL	1,302,908,718
		Finance - Retail—4.0%
200,000,000	[1,2]	Barton Capital LLC, 0.250%, 2/4/2013	199,995,833
444,000,000	[1,2]	Chariot Funding LLC, 0.300% - 0.331%, 3/8/2013 - 7/10/2013	443,643,186
557,500,000	[1,2]	Jupiter Securitization Co. LLC, 0.280% - 0.331%, 3/5/2013 - 7/22/2013	557,099,929
306,000,000	[1,2]	Salisbury Receivables Company LLC, 0.200% - 0.250%, 2/19/2013 - 4/17/2013	305,910,341
460,820,000	[1,2]	Sheffield Receivables Corp., 0.220% - 0.250%, 2/6/2013 - 4/16/2013	460,740,594
		TOTAL	1,967,389,883
		Sovereign—4.9%
2,430,000,000	[1,2]	Kells Funding, LLC, 0.280% - 0.411%, 2/13/2013 - 6/10/2013	2,428,816,091
		TOTAL COMMERCIAL PAPER	11,140,614,017
		Corporate Bonds—1.6%
		Diversified—0.3%
125,669,000		General Electric Co., 5.000%, 2/1/2013	125,669,000
		Finance - Banking—0.2%
86,853,000		JPMorgan Chase & Co., 4.750%, 5/1/2013	87,801,989
17,342,000		Wachovia Corp., 5.500%, 5/1/2013	17,560,139
		TOTAL	105,362,128
		Finance - Commercial—1.1%
78,781,000	[3]	General Electric Capital Corp., 0.462%, 2/8/2013	78,797,291
37,300,000	[3]	General Electric Capital Corp., 1.155%, 4/8/2013	37,591,730
138,095,000		General Electric Capital Corp., 1.875%, 9/16/2013	139,360,001
53,200,000		General Electric Capital Corp., 2.100%, 1/7/2014	54,061,960
181,381,000		General Electric Capital Corp., 4.800%, 5/1/2013	183,181,100
44,641,000		General Electric Capital Corp., 5.400%, 9/20/2013	46,049,355
		TOTAL	539,041,437
		TOTAL CORPORATE BONDS	770,072,565
Semi-Annual Shareholder Report
5

Principal Amount			Value
		Notes - Variable—7.2%[3]
		Electrical Equipment—0.0%
$1,070,000	[1,2]	Alabama State IDA, General Electric Project, (General Electric Co. LOC), 0.350%, 2/7/2013	$1,070,000
		Finance - Banking—5.1%
8,955,000		Abraham Joshua Heschel School, (Series 2010), (TD Bank, N.A. LOC), 0.170%, 2/7/2013	8,955,000
1,090,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.240%, 2/7/2013	1,090,000
10,600,000		Basic Water Company SPE 1, LLC, (U.S. Bank, N.A. LOC), 0.230%, 2/7/2013	10,600,000
9,925,000		Campus Crusade for Christ, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2013	9,925,000
6,120,000		Capital Markets Access Co. LC, (Series 2007) LSPB Real Estate, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2013	6,120,000
5,095,000		Capital Markets Access Co. LC, (Series 2008) Sunshine Professional Suites, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2013	5,095,000
7,610,000		Capital Markets Access Co. LC, (Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2013	7,610,000
342,000		Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/7/2013	342,000
332,000		Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 2/7/2013	332,000
2,350,000		Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 0.400%, 2/7/2013	2,350,000
4,880,000		Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 0.250%, 2/1/2013	4,880,000
4,585,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 0.210%, 2/7/2013	4,585,000
2,725,000		Cleveland, OH Economic and Community Development, (Series 2008), (PNC Bank, N.A. LOC), 0.180%, 2/6/2013	2,725,000
460,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 0.380%, 2/7/2013	460,000
7,175,000		Connecticut HEFA, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2013	7,175,000
590,000		District of Columbia Revenue, Revenue Bonds (Series 2008B), (PNC Bank, N.A. LOC), 0.180%, 2/7/2013	590,000
18,635,000		Dynetics, Inc., (Series 2010-A), (Branch Banking & Trust Co. LOC), 0.200%, 2/7/2013	18,635,000
66,605,000		Fiore Capital LLC, (Series 2005-A), (BMO Harris Bank, N.A. LOC), 0.200%, 2/7/2013	66,605,000
33,900,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 0.180%, 2/7/2013	33,900,000
7,550,000		Gulf Gate Apartments LLC, (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2013	7,550,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	Notes - Variable—continued[3]
	Finance - Banking—continued
$4,730,000	Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments), (Citibank NA, New York LOC), 0.160%, 2/6/2013	$4,730,000
30,000,000	Illinois Finance Authority, (Series 2007), (Bank of America N.A. LOC), 0.110%, 2/7/2013	30,000,000
200,500,000	JPMorgan Chase Bank, N.A., 0.324%, 2/28/2013	200,499,994
17,470,000	Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance (Series 2007B-2), (PNC Bank, N.A. LOC), 0.180%, 2/6/2013	17,470,000
3,270,000	Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.190%, 2/6/2013	3,270,000
15,425,000	Kentucky Housing Corp., (2006 Series C), 0.140%, 2/6/2013	15,425,000
1,485,000	Kings Creek Country Club, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.250%, 2/6/2013	1,485,000
1,050,000	L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 0.250%, 2/6/2013	1,050,000
21,570,000	Leeds, AL, (Series 2006-A), (JPMorgan Chase Bank, N.A. LOC), 0.190%, 2/7/2013	21,570,000
23,420,000	Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.200%, 2/6/2013	23,420,000
25,000,000	Michigan Finance Authority, (Series 2010-A), (Bank of America N.A. LOC), 0.190%, 2/7/2013	25,000,000
22,000,000	Michigan Finance Authority, (Series 2010-C), (Bank of Montreal LOC), 0.170%, 2/7/2013	22,000,000
6,610,000	Mississippi Business Finance Corp., (Series 2002), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2013	6,610,000
8,820,000	Mississippi Business Finance Corp., 2007-B PSL-North America, LLC, (Wells Fargo Bank, N.A. LOC), 0.300%, 2/7/2013	8,820,000
10,000,000	Mississippi Business Finance Corp., Kohler Project, (Wells Fargo Bank, N.A. LOC), 0.580%, 2/7/2013	10,000,000
8,278,000	New Hampshire HEFA, (Royal Bank of Canada, Montreal LOC), 0.170%, 2/7/2013	8,278,000
11,400,000	New Mexico State Finance Authority, (Series 2008-D), (Royal Bank of Canada, Montreal LOC), 0.170%, 2/7/2013	11,400,000
15,600,000	New York City, NY, (Fiscal 2004 Series A-2), (Bank of America N.A. LOC), 0.140%, 2/6/2013	15,600,000
5,485,000	New York State HFA, Revenue Bonds, (Wells Fargo Bank, N.A. LOC), 0.160%, 2/6/2013	5,485,000
9,440,000	North Oaks Partnership, (Series 1998), (Bank of America N.A. LOC), 0.190%, 2/7/2013	9,440,000
69,800,000	Novant Health, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/6/2013	69,800,000
685,000,000	PNC Bank, N.A., 0.554%, 3/20/2013	685,000,000
4,810,000	Palm Desert Financing Authority, Emergency Independence Program (Series 2009), (Wells Fargo Bank, N.A. LOC), 0.250%, 2/7/2013	4,810,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
		Notes - Variable—continued[3]
		Finance - Banking—continued
$10,290,000		Pershing Drive Associates LP, Sr. Subordinated, (Royal Bank of Canada, Montreal LOC), 0.280%, 2/7/2013	$10,290,000
4,665,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.170%, 2/6/2013	4,665,000
21,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B2), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/6/2013	21,220,000
8,445,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 0.300%, 2/7/2013	8,445,000
15,230,000		Reading, PA, (Series 2008-D), (PNC Bank, N.A. LOC), 0.200%, 2/7/2013	15,230,000
6,475,000		Roman Catholic Bishop of San Jose, CA, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2013	6,475,000
15,510,000		Sabri Arac, The Quarry Lane School (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2013	15,510,000
29,000,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.170%, 2/7/2013	29,000,000
6,960,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007A), (Bank of America N.A. LOC), 0.130%, 2/7/2013	6,960,000
11,175,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 1.000%, 2/7/2013	11,175,000
585,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 0.330%, 2/7/2013	585,000
275,000,000		State Street Bank and Trust Co., 0.358%, 3/18/2013	275,000,000
8,250,000		TMF Biofuels LLC, (Series 2012), (Rabobank Nederland NV, Utrecht LOC), 0.210%, 3/7/2013	8,250,000
27,220,000		Urban Campus Environments LLC, (Series 2006), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2013	27,220,000
700,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/6/2013	700,000
8,000,000		Vulcan, Inc., (Series 2012), (Branch Banking & Trust Co. LOC), 0.200%, 2/6/2013	8,000,000
466,000,000		Wells Fargo Bank, N.A., 0.359%, 3/20/2013	466,000,000
200,000,000		Wells Fargo Bank, N.A., 0.380%, 3/22/2013	200,000,000
9,255,000		World Wildlife Fund, Inc., (U.S. Bank, N.A. LOC), 0.190%, 2/7/2013	9,255,000
7,560,000		Yeshivas Novominsk, (Series 2008), (TD Bank, N.A. LOC), 0.170%, 2/7/2013	7,560,000
		TOTAL	2,532,226,994
		Finance - Commercial—1.2%
100,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.435%, 2/19/2013	100,000,000
200,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.436%, 2/19/2013	200,000,000
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.235%, 2/24/2013	25,000,000
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.238%, 2/4/2013	25,000,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
		Notes - Variable—continued[3]
		Finance - Commercial—continued
$70,000,000	[1,2]	Fairway Finance Co. LLC, 0.245%, 2/22/2013	$70,000,000
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.246%, 2/18/2013	25,000,000
40,000,000	[1,2]	Fairway Finance Co. LLC, 0.248%, 2/11/2013	40,000,000
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.248%, 2/11/2013	50,000,000
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.278%, 6/28/2013	25,000,000
3,860,000		General Electric Capital Corp., 1.212%, 2/22/2013	3,869,573
395,000		General Electric Capital Corp., 1.310%, 3/25/2013	397,056
12,815,000	[1,2]	The Anderson's, Inc., (Series 2008), (General Electric Capital Corp. LOC), 0.250%, 2/7/2013	12,815,000
		TOTAL	577,081,629
		Government Agency—0.4%
13,850,000		Aquarium Parking Deck, LLC, (Series 2005), (FHLB of Atlanta LOC), 0.140%, 2/6/2013	13,850,000
23,475,000		COG Leasing Co. LLP, (Series 2007), (FHLB of Des Moines LOC), 0.170%, 2/7/2013	23,475,000
3,200,000		California HFA, (Series 2006 B), 0.160%, 2/6/2013	3,200,000
36,020,000		Capital Trust Agency, FL, (FNMA LOC), 0.150%, 2/7/2013	36,020,000
8,040,000		Frogtown LLC, (Series 2004), (FHLB of Cincinnati LOC), 0.400%, 2/7/2013	8,040,000
3,505,000		Grand Pointe II Ltd. Partnership, (Series 1999) Globe Apartments, (FHLB of Indianapolis LOC), 0.420%, 2/7/2013	3,505,000
8,290,000		Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 0.250%, 2/7/2013	8,290,000
10,915,000		Holland-Sheltair Aviation Funding LLC, (Series 2005-B), (FHLB of Atlanta LOC), 0.140%, 2/7/2013	10,915,000
6,200,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 0.150%, 2/7/2013	6,200,000
7,500,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.170%, 2/7/2013	7,500,000
7,500,000		Premier Mushrooms, Inc., (Series 2012), (CoBank, ACB LOC), 0.200%, 2/7/2013	7,500,000
6,040,000		St. Louis County, MO IDA, Barat Academy Project (Series 2012), (FHLB of Chicago LOC), 0.190%, 2/7/2013	6,040,000
9,955,000		Tack Capital Co., (FHLB of New York LOC), 0.200%, 2/7/2013	9,955,000
56,000,000		Varenna LLC, Varenna at Fountain Grove Project (Series 2011-A), (FHLB of San Francisco LOC), 0.170%, 2/7/2013	56,000,000
3,020,000		Washington State Housing Finance Commission, Revenue Bonds, 0.180%, 2/7/2013	3,020,000
		TOTAL	203,510,000
		Insurance—0.4%
165,000,000		Metropolitan Life Insurance Co., 0.560%, 2/14/2013	165,000,000
Semi-Annual Shareholder Report
9

Principal Amount		Value
	Notes - Variable—continued[3]
	Insurance—continued
$16,575,000	Wichita, KS, Revenue Bonds, (GTD by Berkshire Hathaway, Inc.), 0.100%, 2/7/2013	$16,575,000
	TOTAL	181,575,000
	University—0.1%
17,000,000	University of California, (Series 2011 Z-1), 0.160%, 2/7/2013	17,000,000
17,000,000	University of California, (Series 2011 Z-2), 0.150%, 2/7/2013	17,000,000
	TOTAL	34,000,000
	TOTAL NOTES—VARIABLE	3,529,463,623
	Time DepositS—5.0%
	Finance - Banking—5.0%
485,000,000	Credit Agricole Corporate and Investment Bank, 0.170%, 2/1/2013	485,000,000
1,000,000,000	DNB Bank ASA, 0.170%, 2/1/2013	1,000,000,000
475,000,000	Societe Generale, Paris, 0.160%, 2/1/2013	475,000,000
500,000,000	Svenska Handelsbanken, Stockholm, 0.160%, 2/1/2013	500,000,000
	TOTAL TIME DEPOSITS	2,460,000,000
	U.S. Treasury Notes—1.0%
	U.S. Treasury Notes—1.0%
154,000,000	United States Treasury, 1.750%, 4/15/2013	154,462,847
330,000,000	United States Treasury, 3.125%, 4/30/2013	332,289,059
	TOTAL U.S. TREASURY NOTES	486,751,906
	Repurchase Agreements—8.3%
2,000,000,000	Repurchase agreement 0.15%, dated 1/31/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,000,008,333 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $2,040,008,516.	2,000,000,000
1,147,665,000	Interest in $3,875,000,000 joint repurchase agreement 0.16%, dated 1/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,875,017,222 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2042 and the market value of those underlying securities was $3,952,517,567.	1,147,665,000
100,000,000	Interest in $500,000,000 joint repurchase agreement 0.16%, dated 1/31/2013 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,002,222 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2050 and the market value of those underlying securities was $510,002,346.	100,000,000
Semi-Annual Shareholder Report
10

Principal Amount		Value
	Repurchase Agreements—continued
$100,000,000	Interest in $250,000,000 joint repurchase agreement 0.17%, dated 1/31/2013 under which JPMorgan Securities LLC will repurchase securities provided as collateral for $250,001,181 on 2/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2042 and the market value of those underlying securities was $255,001,622.	$100,000,000
750,000,000	Repurchase agreement 0.13%, dated 1/31/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $750,002,708 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 9/30/2017 and the market value of those underlying securities was $765,002,850.	750,000,000
	TOTAL REPURCHASE AGREEMENTS	4,097,665,000
	TOTAL INVESTMENTS—100.7% (AT AMORTIZED COST)[5]	49,391,367,077
	OTHER ASSETS AND LIABILITIES - NET—(0.7)%[6]	(349,379,231)
	TOTAL NET ASSETS—100%	$49,041,987,846
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2013, these restricted securities amounted to $8,594,437,990, which represented 17.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2013, these liquid restricted securities amounted to $8,526,745,683, which represented 17.4% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
11

As of January 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.002	0.002	0.002	0.015	0.040
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.002	0.002	0.002	0.015	0.040
Less Distributions:
Distributions from net investment income	(0.001)	(0.002)	(0.002)	(0.002)	(0.015)	(0.040)
Net Asset Value,End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.06%	0.17%	0.16%	0.17%	1.54%	4.03%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.20%	0.20%	0.21%	0.23%	0.20%
Net investment income	0.13%[3]	0.17%	0.16%	0.18%	1.28%	3.90%
Expense waiver/reimbursement[4]	0.08%[3]	0.08%	0.08%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$41,673,593	$42,697,762	$39,900,328	$38,408,721	$39,580,019	$18,430,487
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.013	0.037
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.013	0.037
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.013)	(0.037)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	1.29%	3.77%
Ratios to Average Net Assets:
Net expenses	0.32%[3]	0.36%	0.36%	0.37%	0.48%	0.45%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	1.22%	3.72%
Expense waiver/reimbursement[4]	0.21%[3]	0.17%	0.17%	0.17%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,407,718	$3,285,564	$4,009,732	$5,040,046	$7,734,783	$6,625,756
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Period Ended 7/31/2012[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.04%	0.01%
Ratios to Average Net Assets:
Net expenses	0.25%[4]	0.25%[4]
Net investment income	0.08%[4]	0.12%[4]
Expense waiver/reimbursement[5]	0.09%[4]	0.28%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,055,731	$0[6]
1	Reflects operations for the period from June 25, 2012 (date of initial investment) to July 31, 2012.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.010	0.035
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.010	0.035
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.010)	(0.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	1.04%	3.51%
Ratios to Average Net Assets:
Net expenses	0.32%[3]	0.36%	0.35%	0.37%	0.72%	0.70%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.93%	3.35%
Expense waiver/reimbursement[4]	0.46%[3]	0.42%	0.43%	0.42%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,904,945	$2,556,504	$2,818,977	$612,569	$801,290	$492,957
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities
January 31, 2013 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$49,391,367,077
Cash		13,684,138
Income receivable		23,314,253
Receivable for shares sold		2,107,473
TOTAL ASSETS		49,430,472,941
Liabilities:
Payable for investments purchased	$307,365,299
Payable for shares redeemed	78,585,694
Income distribution payable	1,594,339
Payable for Directors'/Trustees' fees	5,428
Payable for distribution services fee (Note 5)	208,910
Payable for shareholder services fee (Note 5)	244,486
Accrued expenses	480,939
TOTAL LIABILITIES		388,485,095
Net assets for 49,025,598,966 shares outstanding		$49,041,987,846
Net Assets Consist of:
Paid-in capital		$49,052,205,591
Accumulated net realized loss on investments		(10,372,472)
Undistributed net investment income		154,727
TOTAL NET ASSETS		$49,041,987,846
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$41,673,592,916 ÷ 41,657,733,936 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$3,407,718,198 ÷ 3,406,401,613 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$1,055,731,483 ÷ 1,055,913,885 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$2,904,945,249 ÷ 2,905,549,532 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Operations
Six Months Ended January 31, 2013 (unaudited)
Investment Income:
Interest			$84,707,135
Expenses:
Investment adviser fee (Note 5)		$50,865,695
Administrative fee (Note 5)		19,858,961
Custodian fees		835,838
Transfer and dividend disbursing agent fees and expenses		232,445
Directors'/Trustees' fees		149,097
Auditing fees		10,921
Legal fees		4,681
Portfolio accounting fees		105,754
Distribution services fee (Note 5)		3,461,559
Shareholder services fee (Note 5)		5,651,475
Account administration fee (Note 2)		2,215,117
Share registration costs		69,594
Printing and postage		93,173
Insurance premiums		45,476
Miscellaneous		105,026
TOTAL EXPENSES		83,704,812
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(20,177,661)
Waiver of administrative fee (Note 5)	(87,095)
Waiver of distribution services fee (Note 5)	(1,839,105)
Waiver of shareholder services fee (Note 5)	(4,656,625)
Waiver of account administration fee (Note 2)	(488,954)
Reimbursement of shareholder services fee (Note 5)	(577,749)
TOTAL WAIVERS AND REIMBURSEMENT		(27,827,189)
Net expenses			55,877,623
Net investment income			28,829,512
Net realized gain on investments			141,816
Change in net assets resulting from operations			$28,971,328
See Notes which are an integral part of the Financial Statements
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18

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2013	Year Ended 7/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$28,829,512	$72,849,647
Net realized gain on investments	141,816	35,972
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	28,971,328	72,885,619
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(28,362,619)	(72,109,183)
Service Shares	(173,141)	(376,179)
Capital Shares	(163,635)	—
Trust Shares	(138,680)	(271,868)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(28,838,075)	(72,757,230)
Share Transactions:
Proceeds from sale of shares	141,835,201,606	292,037,167,187
Proceeds from shares issued in connection with the tax-free transfer of assets from Performance Money Market Fund	486,374,216	—
Net asset value of shares issued to shareholders in payment of distributions declared	14,935,673	38,941,835
Cost of shares redeemed	(141,834,487,225)	(290,265,444,505)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	502,024,270	1,810,664,517
Change in net assets	502,157,523	1,810,792,906
Net Assets:
Beginning of period	48,539,830,323	46,729,037,417
End of period (including undistributed net investment income of $154,727 and $163,290, respectively)	$49,041,987,846	$48,539,830,323
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Notes to Financial Statements
January 31, 2013 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 diversified portfolios. The financial statements included herein are only those of Federated Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
On September 21, 2012, the Fund acquired all of the net assets of Performance Money Market Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on September 19, 2012. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on August 1, 2012, the beginning of the semi-annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended January 31, 2013, are as follows:
Net investment income*	$ 28,971,363
Net realized gain on investments	$ 141,816
Net decrease in net assets resulting from operations	$ 29,113,179
*	Net investment income includes $172,193 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of January 31, 2013.
For every one share of Performance Money Market Fund Institutional Shares exchanged, a shareholder received one share of the Fund's Service Shares.
For every one share of Performance Money Market Fund Institutional Class A Shares exchanged, a shareholder received one share of the Fund's Trust Shares.
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20

The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Performance Money Market Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
486,368,998	$486,374,216	$50,713,168,019	$51,199,542,235
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
Semi-Annual Shareholder Report
21

additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares, Capital Shares and Trust Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2013, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Waived
Service Shares	$1,726,163	$—
Trust Shares	488,954	(488,954)
TOTAL	$2,215,117	$(488,954)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2013, the Fund did not have a liability for any uncertain tax positions. The
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22

Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	132,010,152,274	$132,010,152,274	278,525,301,910	$278,525,301,910
Shares issued to shareholders in payment of distributions declared	14,770,438	14,770,438	38,584,939	38,584,939
Shares redeemed	(133,049,471,547)	(133,049,471,547)	(275,766,967,326)	(275,766,967,326)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,024,548,835)	$(1,024,548,835)	2,796,919,523	$2,796,919,523
Semi-Annual Shareholder Report
23

	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	6,026,297,369	$6,026,297,369	11,410,028,862	$11,410,028,862
Shares issued in connection with the tax-free transfer of assets from Performance Money Market Fund	480,689,244	480,694,359	—	—
Shares issued to shareholders in payment of distributions declared	46,684	46,684	111,928	111,928
Shares redeemed	(6,384,879,087)	(6,384,879,087)	(12,134,441,763)	(12,134,441,763)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	122,154,210	$122,159,325	(724,300,973)	$(724,300,973)
	Six Months Ended 1/31/2013		Period Ended 7/31/2012[1]
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,327,444,313	$2,327,444,313	101	$101
Shares issued to shareholders in payment of distributions declared	1,700	1,700	—	—
Shares redeemed	(1,271,532,229)	(1,271,532,229)	—	—
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,055,913,784	$1,055,913,784	101	$101
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,471,307,650	$1,471,307,650	2,101,836,314	$2,101,836,314
Shares issued in connection with the tax-free transfer of assets from Performance Money Market Fund	5,679,754	5,679,857	—	—
Shares issued to shareholders in payment of distributions declared	116,851	116,851	244,968	244,968
Shares redeemed	(1,128,604,362)	(1,128,604,362)	(2,364,035,416)	(2,364,035,416)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	348,499,893	$348,499,996	(261,954,134)	$(261,954,134)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	502,019,052	$502,024,270	1,810,664,517	$1,810,664,517
1	Reflects operations for the period from June 25, 2012 (date of initial investment) to July 31, 2012.
Semi-Annual Shareholder Report
24

4. FEDERAL TAX INFORMATION
At July 31, 2012, the Fund had a capital loss carryforward of $10,514,288 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010 is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010 retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$10,514,288	N/A	$10,514,288
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, the Adviser voluntarily waived $20,177,661 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, FAS waived $87,095 of its fee. The net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Semi-Annual Shareholder Report
25

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$3,461,559	$(1,839,105)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2013, FSC did not retain any fees paid by the Fund.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares, Capital Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$2,568,519	$(565,649)	$(1,684,021)
Capital Shares	110,352	(12,100)	—
Trust Shares	2,972,604	—	(2,972,604)
TOTAL	$5,651,475	$(577,749)	$(4,656,625)
For the six months ended January 31, 2013, FSSC did not receive any fees paid by the Fund. For the six months ended January 31, 2013, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and reimbursements) will not exceed 0.20%, 0.45%, 0.25% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the
Semi-Annual Shareholder Report
26

“Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $346,050,000 and $759,780,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2012	Ending Account Value 1/31/2013	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.60	$1.01
Service Shares	$1,000	$1,000.10	$1.61[2]
Capital Shares	$1,000	$1,000.40	$1.26
Trust Shares	$1,000	$1,000.10	$1.61[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.20	$1.02
Service Shares	$1,000	$1,023.59	$1.63[2]
Capital Shares	$1,000	$1,023.95	$1.28
Trust Shares	$1,000	$1,023.59	$1.63[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.20%
Service Shares	0.32%
Capital Shares	0.25%
Trust Shares	0.32%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.53 and $3.57, respectively.
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Evaluation and Approval of Advisory
Contract–May 2012
FEDERATED PRIME OBLIGATIONS FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the one-year period covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
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competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N203
CUSIP 60934N708
CUSIP 608919767
CUSIP 60934N146
Q450200 (3/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2013
Share Class	Ticker
Institutional	PVOXX
Service	PVSXX
Capital	PVCXX

Federated Prime Value Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	44.8%
Bank Instruments	39.6%
Variable Rate Instruments	14.5%
U.S. Treasury Securities	0.9%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
At January 31, 2013, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	26.1%[4]
8-30 Days	25.2%
31-90 Days	30.8%
91-180 Days	16.0%
181 Days or more	1.7%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include asset-backed securities, collateralized loan agreements, commercial paper and corporate bonds with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 10.3% of the Fund's portfolio.
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Portfolio of Investments
January 31, 2013 (unaudited)
Principal Amount			Value
		Asset-Backed Securities—2.7%
		Finance - Automotive—1.8%
$32,000,000		BMW Vehicle Lease Trust 2013-1, Class A1, 0.200%, 1/21/2014	$32,000,000
3,079,213	[1,2]	SMART Series 2012-2US Trust, Class A1, 0.424%, 6/14/2013	3,079,213
21,765,667		SMART Series 2012-4US Trust, Class A1, 0.290%, 10/14/2013	21,765,667
63,607,597		Santander Drive Auto Receivables Trust 2012-6, Class A1, 0.300%, 10/15/2013	63,607,597
18,500,000		Santander Drive Auto Receivables Trust 2013-1, Class A1, 0.260%, 1/15/2014	18,500,000
526,643	[1,2]	Wheels SPV, LLC 2012-1, Class A1, 0.500%, 5/20/2013	526,643
188,586		World Omni Automobile Lease Securitization Trust 2012-A, Class A1, 0.328%, 6/17/2013	188,586
		TOTAL	139,667,706
		Finance - Equipment—0.6%
1,619,800		CNH Equipment Trust 2012-B, Class A1, 0.383%, 7/12/2013	1,619,800
5,953,552	[1,2]	GE Equipment Small Ticket LLC Series 2012-1, Class A1, 0.433%, 6/21/2013	5,953,552
13,517,483		GE Equipment Transportation LLC, Series 2012-2, Class A1, 0.260%, 10/24/2013	13,517,483
17,136,685	[1,2]	Leaf Equipment Contract Backed Notes, Series 2012-1, Class A1, 0.370%, 10/15/2013	17,136,685
8,767,980	[1,2]	Navistar Financial 2012-A Owner Trust, Class A1, 0.432%, 7/18/2013	8,767,980
		TOTAL	46,995,500
		Finance - Retail—0.3%
25,000,000	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 1A, 0.406%, 2/18/2013	25,000,000
		TOTAL ASSET-BACKED SECURITIES	211,663,206
		Bank Note—1.0%
		Finance - Banking—1.0%
80,000,000		Bank of America N.A., 0.320% - 0.330%, 2/22/2013 - 3/18/2013	80,000,000
		Certificates of Deposit—39.6%
		Finance - Banking—39.6%
200,000,000		BNP Paribas SA, 0.260%, 5/1/2013 - 5/3/2013	200,000,000
125,000,000		Bank of Montreal, 0.160% - 0.400%, 2/1/2013 - 4/12/2013	125,000,000
100,000,000	[3]	Bank of Montreal, 0.325%, 4/4/2013	100,000,000
221,500,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.260% - 0.270%, 2/22/2013 - 5/10/2013	221,500,000
20,000,000		Barclays Bank PLC, 0.250%, 2/15/2013	20,000,000
140,000,000		Barclays Bank PLC, 0.250%, 2/7/2013 - 2/14/2013	140,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		Certificates of Deposit—continued
		Finance - Banking—continued
$100,000,000	[3]	Canadian Imperial Bank of Commerce, 0.315%, 2/25/2013	$100,000,000
10,000,000	[3]	Canadian Imperial Bank of Commerce, 0.325%, 4/4/2013	10,000,676
150,000,000		Citibank NA, New York, 0.290%, 2/13/2013 - 4/17/2013	150,000,000
70,000,000		Credit Agricole Corporate and Investment Bank, 0.270% - 0.330%, 3/6/2013 - 3/15/2013	70,000,000
145,000,000		Credit Agricole S.A., 0.320%, 3/15/2013	145,000,000
205,000,000		Deutsche Bank AG, 0.260% - 0.350%, 2/28/2013 - 3/21/2013	205,000,524
120,000,000		Fifth Third Bank, Cincinnati, 0.300% - 0.320%, 3/1/2013 - 4/11/2013	120,000,000
150,000,000	[3]	JPMorgan Chase Bank, N.A., 0.405%, 2/21/2013	150,000,000
200,000,000		Mizuho Corporate Bank Ltd., 0.240% - 0.260%, 4/12/2013 - 5/2/2013	200,000,000
110,000,000		Natixis, 0.300%, 2/12/2013	110,000,000
125,000,000		Rabobank Nederland NV, Utrecht, 0.370%, 4/10/2013	125,000,000
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.355%, 4/4/2013	50,000,000
42,000,000	[3]	Royal Bank of Canada, Montreal, 0.445%, 2/22/2013	42,000,000
30,000,000		Societe Generale, Paris, 0.340%, 4/24/2013	30,000,000
100,000,000		State Street Bank and Trust Co., 0.220%, 3/11/2013	100,000,000
307,100,000		Sumitomo Mitsui Banking Corp., 0.240% - 0.270%, 3/22/2013 - 5/17/2013	307,100,000
80,000,000		Svenska Handelsbanken, Stockholm, 0.240%, 2/20/2013	80,000,211
75,000,000	[3]	Toronto Dominion Bank, 0.301%, 4/26/2013	75,000,000
100,000,000	[3]	Toronto Dominion Bank, 0.302%, 4/22/2013	100,000,000
5,000,000	[3]	Toronto Dominion Bank, 0.313%, 2/4/2013	5,000,000
125,000,000		Toronto Dominion Bank, 0.380%, 9/20/2013	125,000,000
		TOTAL CERTIFICATES OF DEPOSIT	3,105,601,411
		Collateralized Loan Agreements—15.6%
		Finance - Banking—15.6%
8,000,000		BMO Capital Markets Corp., 0.264%, 2/1/2013	8,000,000
30,000,000		Barclays Capital, Inc., 0.771%, 4/18/2013	30,000,000
155,500,000		Citigroup Global Markets, Inc., 0.669% - 0.811%, 2/1/2013 - 3/8/2013	155,500,000
198,000,000		Credit Suisse Securities (USA) LLC, 0.304% - 0.750%, 2/1/2013 - 4/22/2013	198,000,000
100,000,000		Deutsche Bank Securities, Inc., 0.355%, 2/25/2013	100,000,000
159,000,000		Goldman Sachs & Co., 0.456%, 2/6/2013	159,000,000
145,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.466% - 0.771%, 2/1/2013 - 4/18/2013	145,000,000
60,000,000		Mizuho Securities USA, Inc., 0.456%, 2/7/2013	60,000,000
245,000,000		Pershing LLC, 0.416% - 0.466%, 2/1/2013	245,000,000
120,000,000		RBS Securities, Inc., 0.527%, 2/1/2013	120,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,220,500,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		Commercial Paper—24.5%[4]
		Aerospace/Auto—1.0%
$41,760,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.340% - 0.370%, 2/8/2013 - 2/20/2013	$41,753,100
15,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.494% - 0.521%, 2/6/2013 - 3/27/2013	14,995,514
22,090,000	[1,2]	VW Credit, Inc., (GTD by Volkswagen AG), 0.310%, 2/6/2013 - 2/26/2013	22,086,517
		TOTAL	78,835,131
		Containers & Packaging—0.1%
5,000,000	[1,2]	Bemis Co., Inc., 0.300%, 2/5/2013	4,999,833
		Electric Power—1.2%
50,000,000	[1,2]	Electricite de France SA, 0.300%, 4/5/2013	49,973,750
41,480,000		Virginia Electric & Power Co., 0.290% - 0.350%, 2/19/2013 - 3/11/2013	41,467,265
		TOTAL	91,441,015
		Finance - Banking—9.3%
88,000,000	[1,2]	Commonwealth Bank of Australia, 0.316%, 2/21/2013	87,984,600
20,000,000		Credit Agricole North America, Inc., 0.260%, 3/12/2013	19,994,367
35,000,000		ICICI Bank Ltd., (Bank of America N.A. LOC), 0.451% - 0.501%, 3/25/2013 - 4/10/2013	34,971,528
25,000,000		Los Angeles County, CA Metropolitan Transportation Authority (Series A-T-BB), (Barclays Bank PLC LOC), 0.200%, 2/13/2013	25,000,000
149,000,000	[1,2]	Mizuho Funding LLC, 0.250%, 5/3/2013	149,000,000
86,000,000	[1,2]	Northern Pines Funding LLC, 0.240%, 4/17/2013	85,957,000
25,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.254%, 2/26/2013	25,000,000
155,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.254%, 2/28/2013	155,000,000
63,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.259%, 2/8/2013	63,000,000
75,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.298%, 2/8/2013	75,000,000
10,000,000	[1,2]	Westpac Trust Securities NZ Ltd., 0.304%, 2/5/2013	9,999,655
		TOTAL	730,907,150
		Finance - Commercial—2.8%
25,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.270%, 3/11/2013	24,992,875
195,000,000	[1,2]	Versailles Commercial Paper LLC, 0.310% - 0.340%, 3/4/2013 - 3/15/2013	194,934,943
		TOTAL	219,927,818
		Finance - Retail—2.5%
100,000,000	[1,2]	Chariot Funding LLC, 0.280% - 0.300%, 7/3/2013 - 7/22/2013	99,870,167
100,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.300%, 7/3/2013 - 7/9/2013	99,870,833
		TOTAL	199,741,000
		Food & Beverage—0.3%
20,000,000	[1,2]	Nestle Capital Corp., (GTD by Nestle S.A.), 0.307%, 5/17/2013	19,981,917
Semi-Annual Shareholder Report
4

Principal Amount			Value
		Commercial Paper—continued[4]
		Machinery/Equipment/Auto—0.3%
$20,850,000	[1,2]	Harley-Davidson Financial Services, Inc., (Harley-Davidson, Inc. Support Agreement), 0.300% - 0.310%, 2/11/2013 - 2/12/2013	$20,848,177
		Mining—0.5%
35,712,000	[1,2]	Xstrata Finance (Canada) Ltd., (GTD by Xstrata PLC), 0.480% - 0.500%, 2/1/2013 - 2/22/2013	35,703,316
		Retail—0.0%
2,400,000	[1,2]	CVS Caremark Corp., 0.210%, 2/1/2013	2,400,000
		Sovereign—6.2%
125,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.300% - 0.310%, 3/1/2013 - 7/15/2013	124,882,417
170,000,000	[1,2]	Erste Abwicklungsanstalt, 0.310% - 0.411%, 5/16/2013 - 7/30/2013	169,762,950
193,000,000	[1,2]	Kells Funding, LLC, 0.270% - 0.401%, 4/16/2013 - 8/2/2013	192,835,883
		TOTAL	487,481,250
		Telecommunications—0.0%
3,000,000	[1,2]	Vodafone Group PLC, 0.300%, 2/15/2013	2,999,650
		Utility Gas—0.3%
20,311,000	[1,2]	Northeast Utilities, 0.320% - 0.330%, 2/4/2013 - 2/6/2013	20,310,114
		TOTAL COMMERCIAL PAPER	1,915,576,371
		Corporate Bonds—1.0%
		Diversified—0.1%
6,730,000		General Electric Co., 5.000%, 2/1/2013	6,730,000
		Finance - Banking—0.1%
6,310,000		Bank of New York Mellon, 4.500%, 4/1/2013	6,351,452
3,000,000		Royal Bank of Canada, Montreal, 2.250%, 3/15/2013	3,006,361
		TOTAL	9,357,813
		Finance - Commercial—0.6%
48,769,000		General Electric Capital Corp., 4.800%, 5/1/2013	49,255,601
		Insurance—0.2%
8,000,000	[3]	Berkshire Hathaway, Inc., 0.740%, 2/11/2013	8,001,367
6,500,000		Berkshire Hathaway, Inc., 2.125%, 2/11/2013	6,503,064
		TOTAL	14,504,431
		TOTAL CORPORATE BONDS	79,847,845
		Notes - Variable—14.5%[3]
		Finance - Banking—13.2%
20,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.240%, 2/7/2013	20,000
50,000,000		Australia & New Zealand Banking Group, Melbourne, 0.248%, 2/8/2013	50,000,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		Notes - Variable—continued[3]
		Finance - Banking—continued
$100,000,000		Australia & New Zealand Banking Group, Melbourne, 0.408%, 2/4/2013	$100,000,000
3,140,000		Baramax LLC, Series 2002, (TD Bank, N.A. LOC), 0.300%, 2/6/2013	3,140,000
5,490,000		Bethesda Country Club, Inc., Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 2/5/2013	5,490,000
24,500,000	[1,2]	BlackRock Municipal Bond Trust, VMTP Preferred Shares, Weekly VRDPs (Series T0014), 0.190%, 2/1/2013	24,500,000
11,465,000		Boldt Healthcare Properties, LLC, Series 2008A, (BMO Harris Bank, N.A. LOC), 0.200%, 2/7/2013	11,465,000
11,755,000		CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 0.450%, 2/7/2013	11,755,000
6,145,000		Capital Markets Access Co. LC, ML Destiny Plaza, LLC, (Fifth Third Bank, Cincinnati LOC), 0.320%, 2/7/2013	6,145,000
244,000		Capital One Funding Corp., Series 1996-C, (JPMorgan Chase Bank, N.A. LOC), 0.210%, 2/7/2013	244,000
898,000		Capital One Funding Corp., Series 2001-C, (JPMorgan Chase Bank, N.A. LOC), 0.210%, 2/7/2013	898,000
9,725,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.280%, 2/7/2013	9,725,000
3,850,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 2/5/2013	3,850,000
10,265,000		Connecticut Water Co., Series 2004, (RBS Citizens Bank N.A. LOC), 0.450%, 2/6/2013	10,265,000
4,805,000		DJD Investments, LLC, Series 2004, (PNC Bank, N.A. LOC), 0.190%, 2/7/2013	4,805,000
3,595,000		Dellridge Care Center LP, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 2/5/2013	3,595,000
7,215,000		Downtown Renaissance, Inc., Rocky Mountain Centre Project, Series 2004, (PNC Bank, N.A. LOC), 0.300%, 2/7/2013	7,215,000
5,000,000		Elsinore Properties LP, Series 2012, (Fifth Third Bank, Cincinnati LOC), 0.320%, 2/7/2013	5,000,000
9,310,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 0.350%, 2/7/2013	9,310,000
1,695,000		Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 2/1/2013	1,695,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (SunTrust Bank LOC), 0.180%, 2/7/2013	16,700,000
3,210,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 2/5/2013	3,210,000
218,185,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.190%, 2/1/2013	218,185,000
141,000,000		JPMorgan Chase Bank, N.A., 0.324%, 2/28/2013	141,000,000
16,035,000		Madison Hotel Investors I LLC, Series 2005 A, (BMO Harris Bank, N.A. LOC), 0.200%, 2/7/2013	16,035,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
		Notes - Variable—continued[3]
		Finance - Banking—continued
$7,620,000		Marsh Enterprises, L.L.C., Series 2003, (Fifth Third Bank, Cincinnati LOC), 0.320%, 2/7/2013	$7,620,000
16,215,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 2/5/2013	16,215,000
16,000,000		Maryland State Economic Development Corp., Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 2/5/2013	16,000,000
7,400,000		Metrodev Newark, LLC, Series 2008, (PNC Bank, N.A. LOC), 0.160%, 2/7/2013	7,400,000
10,330,000	[1,2]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433), (GTD by Deutsche Bank AG), 0.160%, 2/7/2013	10,330,000
3,035,000		Miller, James & Deborah, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 2/5/2013	3,035,000
3,000,000		Nassau County, NY IDA, Brush Hollow Project, Series 2006-A, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 2/7/2013	3,000,000
4,140,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.170%, 2/7/2013	4,140,000
6,845,000		New York City Housing Development Corp., Series 2009 A2, (RBS Citizens Bank N.A. LOC), 0.180%, 2/6/2013	6,845,000
50,500,000		New York City Housing Development Corp., Series 2009-A1, (RBS Citizens Bank N.A. LOC), 0.170%, 2/6/2013	50,500,000
31,085,000		New York City Housing Development Corp., Series 2010-A2, (RBS Citizens Bank N.A. LOC), 0.180%, 2/6/2013	31,085,000
53,800,000	[1,2]	Nuveen Michigan Premium Income Municipal Fund, Inc., VMTP Shares, Weekly VRDPs (Series 2014), 0.180%, 2/7/2013	53,800,000
6,065,000		Orthopaedic Hospital of Wisconsin LLC, Series 09-A, (Bank of Montreal LOC), 0.200%, 2/7/2013	6,065,000
15,125,000		PA SPE LLC, Series 2009 A, (BMO Harris Bank, N.A. LOC), 0.200%, 2/7/2013	15,125,000
25,000,000		PNC Bank, N.A., 0.554%, 3/20/2013	25,005,128
3,950,000		River Road Marietta LP, Series 2006, (Fulton Bank LOC), 1.500%, 2/7/2013	3,950,000
23,140,000		Saber Management, LLC, (RBS Citizens Bank N.A. LOC), 0.220%, 2/7/2013	23,140,000
4,125,000		Santa Rosa CA Pension Obligation, Revenue Bond Series 2003A, (Wells Fargo Bank, N.A. LOC), 0.160%, 2/7/2013	4,125,000
5,110,000		Silvio Properties, LLC, Series 2007, (Fifth Third Bank, Cincinnati LOC), 0.290%, 2/7/2013	5,110,000
16,570,000		Southeastern California Conference of Seventh-Day Adventists, Series 2008, (Bank of America N.A. LOC), 0.190%, 2/7/2013	16,570,000
7,795,000		Team Rahal, Inc., Series 2002, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 2/1/2013	7,795,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
	Notes - Variable—continued[3]
	Finance - Banking—continued
$6,590,000	Urban Campus Environments LLC, Series 2006, (Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2013	$6,590,000
7,305,000	WCN Properties, Inc., Series 2, (Fulton Bank LOC), 1.500%, 2/7/2013	7,305,000
25,000,000	Wells Fargo Bank, N.A., 0.359%, 3/20/2013	25,000,000
5,350,000	West Shore Country Club, Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 2/1/2013	5,350,000
4,185,000	Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 2/6/2013	4,185,000
6,545,000	Yonkers, NY IDA, JME Associates, LLC Series 2006, (TD Bank, N.A. LOC), 0.240%, 2/7/2013	6,545,000
	TOTAL	1,036,077,128
	Finance - Retail—0.6%
43,000,000	AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.761%, 2/15/2013	43,000,000
	Government Agency—0.2%
10,000,000	Berkeley County, SC IDB, (Series 1996A), 0.390%, 2/6/2013	10,000,000
7,000,000	Hertford County, NC Industrial Facilities & PCFA, (Series 2000A), 0.400%, 2/6/2013	7,000,000
	TOTAL	17,000,000
	Metals—0.3%
7,800,000	Memphis-Shelby County, TN Industrial Development Board - PCRB, (Series 2007), (GTD by Nucor Corp.), 0.340%, 2/6/2013	7,800,000
17,000,000	St. James Parish, LA, (Series 2010B-1), (GTD by Nucor Corp.), 0.310%, 2/6/2013	17,000,000
	TOTAL	24,800,000
	Oil & Oil Finance—0.2%
14,525,000	Port of Port Arthur Navigation District, Revenue Bonds Series 1998, (GTD by Total SA), 0.210%, 2/6/2013	14,525,000
	TOTAL NOTES—VARIABLE	1,135,402,128
	U.S. Treasury Note—0.9%
	U.S. Treasury Note—0.9%
70,000,000	United States Treasury, 1.750%, 4/15/2013	70,210,385
	TOTAL INVESTMENTS—99.8% (AT AMORTIZED COST)[5]	7,818,801,346
	OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	14,865,067
	TOTAL NET ASSETS—100%	$7,833,666,413
Semi-Annual Shareholder Report
8

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2013, these restricted securities amounted to $1,828,426,770, which represented 23.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2013, these liquid restricted securities amounted to $1,828,426,770, which represented 23.3% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
PCRB	—Pollution Control Revenue Bond
PUTTERs	—Puttable Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
VMTP	—Variable Rate MuniFund Term Preferred
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.002	0.002	0.002	0.017	0.040
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.002	0.002	0.002	0.017	0.040
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.002)	(0.002)	(0.002)	(0.017)	(0.040)
Distributions from net realized gain on investments	(0.000)[1]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.002)	(0.002)	(0.002)	(0.017)	(0.040)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.08%	0.20%	0.20%	0.24%	1.73%	4.09%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.20%	0.20%	0.20%	0.22%	0.17%
Net investment income	0.16%[3]	0.20%	0.20%	0.25%	1.66%	4.13%
Expense waiver/reimbursement[4]	0.08%[3]	0.08%	0.09%	0.09%	0.11%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,528,025	$4,994,520	$6,333,286	$6,423,716	$8,831,803	$7,344,142
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.015	0.038
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.015	0.038
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.015)	(0.038)
Distributions from net realized gain on investments	(0.000)[1]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.015)	(0.038)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.04%	1.48%	3.83%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.39%	0.40%	0.41%	0.47%	0.42%
Net investment income	0.01%[3]	0.01%	0.01%	0.05%	1.49%	3.74%
Expense waiver/reimbursement[4]	0.18%[3]	0.15%	0.14%	0.13%	0.11%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,800,766	$1,001,793	$989,380	$1,052,627	$2,138,614	$2,319,962
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.001	0.001	0.001	0.016	0.039
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.001	0.001	0.016	0.039
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.001)	(0.001)	(0.001)	(0.016)	(0.039)
Distributions from net realized gain on investments	(0.000)[1]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.001)	(0.001)	(0.016)	(0.039)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	0.10%	0.10%	0.14%	1.64%	3.99%
Ratios to Average Net Assets:
Net expenses	0.30%[3]	0.30%	0.30%	0.30%	0.30%	0.27%
Net investment income	0.06%[3]	0.10%	0.10%	0.16%	1.89%	3.70%
Expense waiver/reimbursement[4]	0.08%[3]	0.08%	0.09%	0.09%	0.11%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$504,875	$547,326	$549,187	$662,048	$1,162,306	$4,799,985
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities
January 31, 2013 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$7,818,801,346
Income receivable		3,072,145
Receivable for investments sold		28,008,889
Receivable for shares sold		592,820
TOTAL ASSETS		7,850,475,200
Liabilities:
Payable for investments purchased	$9,986,350
Payable for shares redeemed	480,674
Bank overdraft	5,790,104
Income distribution payable	285,327
Payable for Directors'/Trustees' fees	3,435
Payable for shareholder services fee (Note 4)	203,397
Accrued expenses	59,500
TOTAL LIABILITIES		16,808,787
Net assets for 7,833,662,655 shares outstanding		$7,833,666,413
Net Assets Consist of:
Paid-in capital		$7,833,662,655
Accumulated net realized gain on investments		6,643
Distributions in excess of net investment income		(2,885)
TOTAL NET ASSETS		$7,833,666,413
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$5,528,025,096 ÷ 5,528,022,796 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$1,800,766,402 ÷ 1,800,765,257 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$504,874,915 ÷ 504,874,602 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Operations
Six Months Ended January 31, 2013 (unaudited)
Investment Income:
Interest			$15,016,687
Expenses:
Investment adviser fee (Note 4)		$8,164,079
Administrative fee (Note 4)		3,187,382
Custodian fees		125,668
Transfer and dividend disbursing agent fees and expenses		43,439
Directors'/Trustees' fees		17,508
Auditing fees		10,838
Legal fees		4,247
Portfolio accounting fees		94,276
Shareholder services fee (Note 4)		2,012,839
Account administration fee (Note 2)		284,623
Share registration costs		55,080
Printing and postage		20,875
Insurance premiums		9,257
Miscellaneous		30,128
TOTAL EXPENSES		14,060,239
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(3,385,555)
Waiver of administrative fee	(13,123)
Waiver of shareholder services fee	(718,857)
Reimbursement of shareholder services fee	(104,165)
TOTAL WAIVERS AND REIMBURSEMENT		(4,221,700)
Net expenses			9,838,539
Net investment income			5,178,148
Net realized gain on investments			13,967
Change in net assets resulting from operations			$5,192,115
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2013	Year Ended 7/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,178,148	$12,236,320
Net realized gain on investments	13,967	48,617
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,192,115	12,284,937
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,921,728)	(11,645,733)
Service Shares	(82,830)	(97,999)
Capital Shares	(166,782)	(500,192)
Distributions from net realized gain on investments
Institutional Shares	(13,224)	—
Service Shares	(3,171)	—
Capital Shares	(1,237)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,188,972)	(12,243,924)
Share Transactions:
Proceeds from sale of shares	30,968,174,947	65,112,987,626
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third Prime Money Market Fund	817,780,854	—
Net asset value of shares issued to shareholders in payment of distributions declared	3,042,180	7,444,136
Cost of shares redeemed	(30,498,972,627)	(66,448,687,714)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,290,025,354	(1,328,255,952)
Change in net assets	1,290,028,497	(1,328,214,939)
Net Assets:
Beginning of period	6,543,637,916	7,871,852,855
End of period (including distributions in excess of net investment income of $(2,885) and $(9,693), respectively)	$7,833,666,413	$6,543,637,916
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2013 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
On September 7, 2012, the Fund acquired all of the net assets of Fifth Third Prime Money Market Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on September 5, 2012. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on August 1, 2012, the beginning of the semi-annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended January 31, 2013, are as follows:
Net investment income*	$ 5,103,512
Net realized gain on investments	$ 13,967
Net increase in net assets resulting from operations	$ 5,117,479
*	Net investment income includes $84,180 of pro forma additional expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of January 31, 2013.
For every one share of Fifth Third Prime Money Market Fund, Institutional Shares, Class A Shares, Class B Shares and Class C Shares, a shareholder received one share of the Fund's Service Shares.
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The Fund received net assets from Fifth Third Prime Money Market Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Fifth Third Prime Money Market Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
817,780,854	$817,780,854	$7,891,938,895	$8,709,719,749
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
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additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Capital Shares may bear shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Service Shares	$260,730
Capital Shares	23,893
TOTAL	$284,623
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund
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recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	28,544,839,628	$28,544,839,628	60,407,351,721	$60,407,351,721
Shares issued to shareholders in payment of distributions declared	2,877,853	2,877,853	7,033,879	7,033,879
Shares redeemed	(28,014,212,999)	(28,014,212,999)	(61,752,817,740)	(61,752,817,740)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	533,504,482	$533,504,482	(1,338,432,140)	$(1,338,432,140)
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	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,505,443,888	$1,505,443,888	2,667,880,153	$2,667,880,153
Shares issued in connection with the tax-free transfer of assets from Fifth Third Prime Money Market Fund	817,780,854	817,780,854	—	—
Shares issued to shareholders in payment of distributions declared	49,196	49,196	64,742	64,742
Shares redeemed	(1,524,301,711)	(1,524,301,711)	(2,655,834,793)	(2,655,834,793)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	798,972,227	$798,972,227	12,110,102	$12,110,102
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	917,891,431	$917,891,431	2,037,755,752	$2,037,755,752
Shares issued to shareholders in payment of distributions declared	115,131	115,131	345,515	345,515
Shares redeemed	(960,457,917)	(960,457,917)	(2,040,035,181)	(2,040,035,181)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(42,451,355)	$(42,451,355)	(1,933,914)	$(1,933,914)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,290,025,354	$1,290,025,354	(1,328,255,952)	$(1,328,255,952)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, the Adviser voluntarily waived $3,385,555 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, FAS waived $13,123 of its fee. The net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$1,797,181	$(104,165)	$(718,857)
Capital Shares	215,658	—	—
TOTAL	$2,012,839	$(104,165)	$(718,857)
For the six months ended January 31, 2013, FSSC did not receive any fees paid by the Fund. For the six months ended January 31, 2013, the Fund's Institutional Shares did not incur a Service Fee.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the
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“Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $33,500,000 and $256,680,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
5. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to other participating affiliated funds. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2012	Ending Account Value 1/31/2013	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.80	$1.01
Service Shares	$1,000	$1,000.10	$1.76[2]
Capital Shares	$1,000	$1,000.30	$1.51
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.20	$1.02
Service Shares	$1,000	$1,023.44	$1.79[2]
Capital Shares	$1,000	$1,023.69	$1.53
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.20%
Service Shares	0.35%
Capital Shares	0.30%
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
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Evaluation and Approval of Advisory
Contract–May 2012
FEDERATED PRIME VALUE OBLIGATIONS FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the one-year period covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
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competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
29

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report
30

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
31

Federated Prime Value Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N583
CUSIP 60934N575
CUSIP 60934N567
Q450201 (3/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2013
Share Class	Ticker
Institutional	TBIXX
Service	TBSXX

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables
At January 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	80.1%
Municipal Notes	16.8%
Commercial Paper	3.4%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
At January 31, 2013, the Fund's effective3 maturity schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	79.4%
8-30 Days	1.2%
31-90 Days	3.4%
91-180 Days	9.5%
181 Days or more	6.8%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report

Portfolio of Investments
January 31, 2013 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.3%[1,2]
		Alabama—3.6%
$6,000,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.100%, 2/7/2013	$6,000,000
4,000,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-0046) Weekly VRDNs (Ascension Health Alliance Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.100%, 2/7/2013	4,000,000
2,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.130%, 2/7/2013	2,000,000
12,550,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.120%, 2/7/2013	12,550,000
500,000		Daphne-Villa Mercy, AL Special Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Mercy Medical Center)/(Bank of America N.A. LOC), 0.100%, 2/6/2013	500,000
23,500,000		Mobile County, AL IDA Gulf Opportunity Zone, (Series 2011) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.140%, 2/7/2013	23,500,000
79,560,000		Mobile County, AL IDA, (Series 2010A: Recovery Zone Facility) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.140%, 2/7/2013	79,560,000
12,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.130%, 2/7/2013	12,000,000
20,000,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 0.58% TOBs (Alabama Power Co.), Mandatory Tender 9/13/2013	20,000,000
27,700,000		The Board of Trustees of the University of Alabama, (Series 2012-C) Weekly VRDNs (University of Alabama at Birmingham-University Hospital)/(PNC Bank, N.A. LOC), 0.070%, 2/7/2013	27,700,000
16,100,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Citibank NA, New York LOC), 0.150%, 2/6/2013	16,100,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.100%, 2/6/2013	10,000,000
49,000,000		Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 2/6/2013	49,000,000
25,000,000		Tuscaloosa County, AL IDA, (Series 2011J: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.100%, 2/6/2013	25,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Alabama—continued
$7,500,000		Tuscaloosa County, AL IDA, (Series 2011K: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.100%, 2/6/2013	$7,500,000
8,580,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.140%, 2/7/2013	8,580,000
5,440,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.100%, 2/7/2013	5,440,000
		TOTAL	309,430,000
		Arizona—1.1%
700,000		Arizona Health Facilities Authority, (Series 1994) Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 2/7/2013	700,000
3,085,000		Arizona Health Facilities Authority, (Series 2000) Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 2/7/2013	3,085,000
21,900,000	[3,4]	Arizona State, Stage Trust (Series 2011-9C), 0.30% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/25/2013	21,900,000
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.170%, 2/7/2013	4,000,000
4,765,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 0.150%, 2/7/2013	4,765,000
21,800,000		Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York Mellon LOC), 0.090%, 2/6/2013	21,800,000
7,845,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, Floater Certificate (Series 2008-3284) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.130%, 2/7/2013	7,845,000
10,135,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (Series 12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.130%, 2/7/2013	10,135,000
3,345,000		Sierra Vista, AZ IDA, (Series 2001A) Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 0.100%, 2/7/2013	3,345,000
11,000,000		Yavapai County, AZ IDA—Recovery Zone Facility, (Series 2010: Drake Cement Project) Weekly VRDNs (Skanon Investments, Inc.)/(Citibank NA, New York LOC), 0.160%, 2/7/2013	11,000,000
9,800,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.110%, 2/7/2013	9,800,000
		TOTAL	98,375,000
		California—12.6%
9,380,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A. LOC), 0.100%, 2/6/2013	9,380,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$40,840,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.140%, 2/1/2013	$40,840,000
16,885,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Weekly VRDNs (Harker School)/(U.S. Bank, N.A. LOC), 0.100%, 2/6/2013	16,885,000
4,500,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008A) Weekly VRDNs (Eskaton Properties, Inc.)/(U.S. Bank, N.A. LOC), 0.100%, 2/7/2013	4,500,000
36,460,000		California Health Facilities Financing Authority, (Series 2005H) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Sumitomo Mitsui Banking Corp. LOC), 0.090%, 2/6/2013	36,460,000
52,055,000		California Health Facilities Financing Authority, (Series 2006C) Weekly VRDNs (Kaiser Permanente), 0.090%, 2/6/2013	52,055,000
10,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.23% CP (Kaiser Permanente), Mandatory Tender 4/4/2013	10,000,000
29,625,000		California Health Facilities Financing Authority, (Series 2008G) Weekly VRDNs (Scripps Health)/(Bank of America N.A. LOC), 0.100%, 2/6/2013	29,625,000
8,500,000		California Health Facilities Financing Authority, (Series 2009H) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Wells Fargo Bank, N.A. LOC), 0.090%, 2/6/2013	8,500,000
38,700,000		California Health Facilities Financing Authority, (Series 2011D) Weekly VRDNs (St. Joseph Health System)/(Wells Fargo Bank, N.A. LOC), 0.080%, 2/6/2013	38,700,000
10,000,000		California PCFA, (Series 2010) Weekly VRDNs (Athens Services)/(Wells Fargo Bank, N.A. LOC), 0.100%, 2/6/2013	10,000,000
20,300,000		California State, (Series 2005 A2-1) Weekly VRDNs (Barclays Bank PLC LOC), 0.080%, 2/6/2013	20,300,000
142,000,000		California State, (Series A-2), 2.50% RANs, 6/20/2013	143,115,427
3,100,000		California Statewide CDA MFH, (2010 Series B: Mountain View Apartments) Weekly VRDNs (Beaumont CA Leased Housing Associates I, LP)/(FHLMC LOC), 0.100%, 2/7/2013	3,100,000
44,400,000	[3,4]	California Statewide CDA MFH, PUTTERs (Series 2680) Weekly VRDNs (Irvine Apartment Communities LP)/(JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 2/7/2013	44,400,000
47,600,000		California Statewide CDA, (Series 2003A) Weekly VRDNs (Kaiser Permanente), 0.090%, 2/6/2013	47,600,000
28,200,000		California Statewide CDA, (Series 2003D) Weekly VRDNs (Kaiser Permanente), 0.090%, 2/6/2013	28,200,000
30,000,000		California Statewide CDA, (Series 2004I), 0.21% CP (Kaiser Permanente), Mandatory Tender 6/11/2013	30,000,000
25,100,000		California Statewide CDA, (Series 2004M) Weekly VRDNs (Kaiser Permanente), 0.090%, 2/6/2013	25,100,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$6,500,000		California Statewide CDA, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.130%, 2/7/2013	$6,500,000
22,910,000		California Statewide CDA, (Series 2007) Weekly VRDNs (House Ear Institute)/(FHLB of San Francisco LOC), 0.110%, 2/7/2013	22,910,000
7,660,000		California Statewide CDA, (Series 2008) Weekly VRDNs (Penny Lane Centers)/(U.S. Bank, N.A. LOC), 0.110%, 2/7/2013	7,660,000
62,845,000		California Statewide CDA, (Series 2008A) Weekly VRDNs (Rady Children's Hospital—San Diego)/(U.S. Bank, N.A. LOC), 0.080%, 2/7/2013	62,845,000
28,000,000		California Statewide CDA, (Series 2008B), 0.20% CP (Kaiser Permanente), Mandatory Tender 6/6/2013	28,000,000
15,000,000	[3,4]	East Side Union High School District, CA, Stage Trust (Series 2012-17C), 0.32% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/9/2014	15,000,000
5,105,000		Elsinore Valley, CA Water and Sewer Facilities Corp., (Series 2011A) Weekly VRDNs (Elsinore Valley, CA Municipal Water District)/(Union Bank, N.A. LOC), 0.110%, 2/6/2013	5,105,000
14,000,000	[3,4]	Los Angeles, CA CCD, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.100%, 2/7/2013	14,000,000
28,295,000		Los Angeles, CA, (Series C), 2.00% TRANs, 4/25/2013	28,410,555
55,000,000		Los Angeles, CA, (Series D), 2.00% TRANs, 5/30/2013	55,318,090
67,000,000		Los Angeles, CA, (Series E), 2.00% TRANs, 6/27/2013	67,475,761
16,400,000		Metropolitan Water District of Southern California, (Series 2000 B-4) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 2/6/2013	16,400,000
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.100%, 2/7/2013	10,125,000
9,045,000		Riverside County, CA Transportation Commission, (2009 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.100%, 2/7/2013	9,045,000
42,775,000		San Diego County, CA Regional Transportation Commission, (Series 2008A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.100%, 2/7/2013	42,775,000
11,200,000		San Diego County, CA Regional Transportation Commission, (Series 2008C) Weekly VRDNs (Mizuho Corporate Bank Ltd. LIQ), 0.090%, 2/7/2013	11,200,000
48,950,000		San Francisco, CA City & County Airport Commission, Second Series (Issue 36A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.080%, 2/6/2013	48,950,000
9,995,000	[3,4]	Santa Clara County, CA, Stage Trust (Series 2009-19C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.100%, 2/7/2013	9,995,000
20,000,000		Torrance, CA, 1.00% TRANs, 7/4/2013	20,062,713
		TOTAL	1,080,537,546
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Colorado—1.1%
$3,350,000		Base Village, CO Metropolitan District No. 2, (Series 2008A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.110%, 2/7/2013	$3,350,000
1,630,000		Colorado Health Facilities Authority, (Series 1998c-1) Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/7/2013	1,630,000
8,625,000		Commerce City, CO Northern Infrastructure General Improvement District, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.110%, 2/7/2013	8,625,000
10,715,000		Denver Urban Renewal Authority, Stapleton Senior Tax Increment Revenue Bonds (Series 2008A-2) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.100%, 2/7/2013	10,715,000
16,880,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-493) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 2/7/2013	16,880,000
14,250,000		Jefferson County, CO School District No. R-001, (Series A), 1.50% TANs, 6/28/2013	14,323,642
8,755,000		Traer Creek Metropolitan Distirct, CO, (Series 2002) Weekly VRDNs (BNP Paribas SA LOC), 1.000%, 2/6/2013	8,755,000
15,800,000		Traer Creek Metropolitan Distirct, CO, (Series 2004) Weekly VRDNs (BNP Paribas SA LOC), 1.000%, 2/6/2013	15,800,000
10,645,000	[3,4]	University of Colorado Hospital Authority, Stage Trust (Series 2012-77C) Weekly VRDNs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.180%, 5/15/2013	10,645,000
		TOTAL	90,723,642
		Connecticut—0.3%
14,000,000		Bridgeport, CT, (2012 Series B), 1.25% TANs, 2/12/2013	14,003,948
14,000,000	[3,4]	Connecticut State Health & Educational Facilities, Eagles (Series 720053031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.100%, 2/7/2013	14,000,000
		TOTAL	28,003,948
		District of Columbia—0.8%
4,045,000		District of Columbia Revenue, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.150%, 2/1/2013	4,045,000
4,730,000		District of Columbia Revenue, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	4,730,000
8,000,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	8,000,000
12,640,000	[3,4]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2007-0056) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.210%, 2/7/2013	12,640,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		District of Columbia—continued
$14,195,000	[3,4]	District of Columbia Water & Sewer Authority, Stage Trust (Series 2008-21C), 0.30% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 7/25/2013	$14,195,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse, Zurich LIQ), 0.100%, 2/7/2013	26,665,000
		TOTAL	70,275,000
		Florida—5.5%
28,375,000	[3,4]	Broward County, FL, Clipper Tax-Exempt Certificates Trust (Series 2009-55) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.130%, 2/7/2013	28,375,000
6,000,000		Capital Trust Agency, FL, (Series 2008A) Weekly VRDNs (Atlantic Housing Foundation Properties)/(FNMA LOC), 0.100%, 2/7/2013	6,000,000
18,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT) (Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.100%, 2/7/2013	18,000,000
3,000,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.110%, 2/6/2013	3,000,000
13,170,000		Florida Higher Educational Facilities Financing Authority, (Series 2008) Weekly VRDNs (Ringling College of Art and Design, Inc.)/(PNC Bank, N.A. LOC), 0.110%, 2/6/2013	13,170,000
15,865,000	[3,4]	Florida State Board of Education, P-FLOATs (Series PZ-198) Weekly VRDNs (Florida State)/(Wells Fargo Bank, N.A. LIQ), 0.120%, 2/7/2013	15,865,000
4,705,000	[3,4]	Florida State, MERLOTS (Series 2008-C7) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.100%, 2/6/2013	4,705,000
39,750,000		JEA, FL Electric System, (Series Three 2008B-3) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.080%, 2/6/2013	39,750,000
45,985,000	[3,4]	Orange County, FL, Health Facilities Authority, SPEARs (Series DBE-1071) Weekly VRDNs (Orlando Health, Inc.)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.150%, 2/7/2013	45,985,000
113,750,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.120%, 2/7/2013	113,750,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.110%, 2/7/2013	22,600,000
10,000,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.090%, 2/7/2013	10,000,000
118,210,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.120%, 2/1/2013	118,210,000
9,650,000		Sunshine State Governmental Finance Commission, FL, (Series 2011C) Weekly VRDNs (Miami-Dade County, FL)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 2/7/2013	9,650,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$11,625,000		Sunshine State Governmental Finance Commission, FL, Callable Tax-Exempt Notes (Series H), 0.18% CP (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 5/9/2013	$11,625,000
10,000,000		Tampa, FL, (Baycare Health System), Health System Revenue Bonds MVRENs (Series 2012B), 0.200%, 2/7/2013	10,000,000
		TOTAL	470,685,000
		Georgia—2.6%
13,915,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.110%, 2/7/2013	13,915,000
11,600,000		Burke County, GA Development Authority, (Series 2010A) Weekly VRDNs (Oglethorpe Power Corp.)/(Bank of America N.A. LOC), 0.090%, 2/6/2013	11,600,000
3,810,000		Cobb County, GA Development Authority, (Series 2003) Weekly VRDNs (Young Men's Christian Association of Cobb County, GA, Inc.)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	3,810,000
10,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.150%, 2/7/2013	10,000,000
1,975,000		Columbus, GA Development Authority, (Series 2009) Weekly VRDNs (Foundation Properties, Inc.)/(FHLB of Atlanta LOC), 0.150%, 2/7/2013	1,975,000
1,920,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (Sophia Academy, Inc.)/(FHLB of Atlanta LOC), 0.150%, 2/7/2013	1,920,000
1,800,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2013	1,800,000
6,990,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (The Weber School, Inc.)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	6,990,000
3,755,000		Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (First Montessori School of Atlanta, Inc.)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	3,755,000
53,615,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.130%, 2/6/2013	53,615,000
5,740,000	[3,4]	Georgia State, GS Trust (Series 2006-85TP), 0.27% TOBs (Wells Fargo & Co. LIQ), Optional Tender 6/13/2013	5,740,000
13,340,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	13,340,000
5,000,000		Gwinnett County, GA Hospital Authority, (Series 2009) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FHLB of Atlanta LOC), 0.080%, 2/6/2013	5,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Georgia—continued
$65,330,000		Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.100%, 2/7/2013	$65,330,000
11,875,000		Paulding County, GA Hopital Aurhority, (Series 2012B) Weekly VRDNs (Wellstar Health System, Inc.)/(Northern Trust Co., Chicago, IL LOC), 0.080%, 2/7/2013	11,875,000
11,890,000		Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.100%, 2/6/2013	11,890,000
2,850,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.110%, 2/6/2013	2,850,000
1,780,000		Savannah, GA EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	1,780,000
		TOTAL	227,185,000
		Hawaii—0.1%
10,335,000	[3,4]	University of Hawaii, Stage Trust (Series 2008-11C), 0.30% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 7/25/2013	10,335,000
		Idaho—0.3%
27,375,000	[3,4]	Boise State University, Solar Eclipse (Series 2007-0002) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.100%, 2/7/2013	27,375,000
		Illinois—10.0%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.100%, 2/7/2013	12,410,000
29,085,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(BMO Harris Bank, N.A. LOC), 0.120%, 2/7/2013	29,085,000
3,700,000		Chicago, IL MFH Revenue, (Series 2012) Weekly VRDNs (Churchview Manor Senior Apartments)/(BMO Harris Bank, N.A. LOC), 0.150%, 2/7/2013	3,700,000
5,900,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.100%, 2/7/2013	5,900,000
10,940,000	[3,4]	Chicago, IL O'Hare International Airport, SPEARs (Series DBE-534) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 2/7/2013	10,940,000
17,000,000	[3,4]	Chicago, IL Water Revenue, Clipper Tax-Exempt Certificates Trust (Series 2012-1A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.100%, 2/7/2013	17,000,000
22,000,000		Chicago, IL, Neighborhoods Alive 21 (Series 2002B-3) Daily VRDNs (Royal Bank of Canada, Montreal LOC), 0.120%, 2/1/2013	22,000,000
19,855,000	[3,4]	Chicago, IL, SPEARs (Series DBE-308) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 2/7/2013	19,855,000
Semi-Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Illinois—continued
$5,175,000	Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.120%, 2/7/2013	$5,175,000
20,500,000	Illinois Development Finance Authority IDB Weekly VRDNs (Lyric Opera of Chicago)/(BMO Harris Bank, N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.090%, 2/6/2013	20,500,000
750,000	Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.300%, 2/7/2013	750,000
6,500,000	Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(PNC Bank, N.A. LOC), 0.120%, 2/6/2013	6,500,000
7,000,000	Illinois Finance Authority, (Advocate Health Care Network), Revenue Bonds MVRENs (Series 2011B), 0.220%, 2/7/2013	7,000,000
15,000,000	Illinois Finance Authority, (Series 1999 C) Weekly VRDNs (Resurrection Health Care Corp.)/(Barclays Bank PLC LOC), 0.100%, 2/7/2013	15,000,000
4,540,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.110%, 2/7/2013	4,540,000
24,635,000	Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Bradley University)/(Northern Trust Co., Chicago, IL LOC), 0.100%, 2/7/2013	24,635,000
37,750,000	Illinois Finance Authority, (Series 2008B) Weekly VRDNs (Northwest Community Hospital)/(Wells Fargo Bank, N.A. LOC), 0.100%, 2/7/2013	37,750,000
62,700,000	Illinois Finance Authority, (Series 2008C) Weekly VRDNs (Elmhurst Memorial Healthcare)/(RBS Citizens Bank N.A. LOC), 0.120%, 2/6/2013	62,700,000
92,900,000	Illinois Finance Authority, (Series 2008C-1) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.110%, 2/6/2013	92,900,000
38,775,000	Illinois Finance Authority, (Series 2008C-2B) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.110%, 2/6/2013	38,775,000
17,050,000	Illinois Finance Authority, (Series 2008D) Weekly VRDNs (Children's Memorial Hospital)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 2/7/2013	17,050,000
14,550,000	Illinois Finance Authority, (Series 2009) Weekly VRDNs (Concordia University)/(FHLB of Chicago LOC), 0.110%, 2/7/2013	14,550,000
2,000,000	Illinois Finance Authority, (Series 2009C) Weekly VRDNs (Carle Foundation)/(Northern Trust Co., Chicago, IL LOC), 0.100%, 2/7/2013	2,000,000
31,800,000	Illinois Finance Authority, (Series 2009E) Weekly VRDNs (Carle Foundation)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 2/7/2013	31,800,000
12,900,000	Illinois Finance Authority, (Series 2012) Weekly VRDNs (Illinois Wesleyan University)/(PNC Bank, N.A. LOC), 0.110%, 2/7/2013	12,900,000
76,640,000	Illinois Finance Authority, (Subseries C-3A) Weekly VRDNs (Advocate Health Care Network)/(Northern Trust Co., Chicago, IL LIQ), 0.090%, 2/6/2013	76,640,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$9,885,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2009-9C) Weekly VRDNs (OSF Health Care Systems)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.100%, 2/7/2013	$9,885,000
26,955,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2011-103C), 0.32% TOBs (Advocate Health Care Network)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/9/2014	26,955,000
9,995,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2012-99C), 0.37% TOBs (Advocate Health Care Network)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 11/14/2013	9,995,000
1,800,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/6/2013	1,800,000
27,275,000	[3,4]	Illinois Municipal Electric Agency, Solar Eclipse (Series 2006-0098) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.210%, 2/7/2013	27,275,000
2,100,000		Illinois State Toll Highway Authority, (2007 Series A-2a) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.090%, 2/7/2013	2,100,000
20,000,000		Illinois State Toll Highway Authority, (2007 Series A-2c) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.070%, 2/7/2013	20,000,000
49,500,000		Illinois State Toll Highway Authority, (2007 Series A-2d) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.080%, 2/7/2013	49,500,000
8,000,000		Illinois State Unemployment Insurance Fund Building Receipts, 2.00% Bonds, 6/15/2013	8,050,307
6,505,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2008-C26) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.200%, 2/6/2013	6,505,000
25,735,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 2/7/2013	25,735,000
19,685,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-442) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 2/7/2013	19,685,000
10,785,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-453) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 2/7/2013	10,785,000
31,575,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-476) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 2/7/2013	31,575,000
13,465,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-607) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 2/7/2013	13,465,000
6,995,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.110%, 2/7/2013	6,995,000
		TOTAL	862,360,307
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Indiana—3.0%
$1,510,000		Dekko Foundation Educational Facilities Tax Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/7/2013	$1,510,000
10,000,000		Indiana Development Finance Authority, (Series 2012) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.200%, 3/1/2013	10,000,000
12,645,000		Indiana State Finance Authority (Hospital Revenue Bonds), (Series 2011D) Weekly VRDNs (Indiana University Health Obligated Group)/(Northern Trust Co., Chicago, IL LOC), 0.090%, 2/6/2013	12,645,000
12,000,000	[3,4]	Indiana State Finance Authority (Hospital Revenue Bonds), RBC Muni Trust (Series E-23) Weekly VRDNs (Indiana University Health Obligated Group)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.100%, 2/7/2013	12,000,000
105,000,000		Indiana State Finance Authority Industrial Revenue, (Series 2012), 0.20% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury), Mandatory Tender 7/1/2013	105,000,000
4,795,000		Indiana State Finance Authority, (Series 2009-C) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.110%, 2/7/2013	4,795,000
4,665,000		Indiana State Finance Authority, (Series 2009B) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.110%, 2/7/2013	4,665,000
35,000,000		Indiana State Finance Authority, (Series 2012B) Weekly VRDNs (Ohio Valley Electric Corp.)/(Sumitomo Mitsui Banking Corp. LOC), 0.090%, 2/7/2013	35,000,000
10,000,000		Indiana State Finance Authority, (Series 2012C) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Nova Scotia, Toronto LOC), 0.100%, 2/7/2013	10,000,000
12,425,000	[3,4]	Indiana State Finance Authority, Stage Trust (Series 2012-96C), 0.37% TOBs (Community Health Network)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), Optional Tender 11/14/2013	12,425,000
6,500,000		Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.130%, 2/7/2013	6,500,000
36,370,000		St. Joseph County, IN Hospital Authority, Health System Refunding Revenue Bonds (Series 2008B) Weekly VRDNs (Memorial Health System, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 2/6/2013	36,370,000
10,190,000		Valparaiso, IN EDRB, (Series 2008) Weekly VRDNs (Pines Village Retirement Community, Inc.)/(Bank of America N.A. LOC), 0.170%, 2/7/2013	10,190,000
		TOTAL	261,100,000
		Iowa—2.7%
12,715,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 0.100%, 2/7/2013	12,715,000
12,000,000		Iowa Finance Authority, (Series 2012) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.170%, 2/6/2013	12,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Iowa—continued
$134,000,000		Iowa Finance Authority, (Series 2012), 0.18% TOBs (Iowa Fertilizer Co.)/(GTD by United States Treasury), Mandatory Tender 4/12/2013	$134,000,000
23,500,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.140%, 2/7/2013	23,500,000
13,900,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.170%, 2/6/2013	13,900,000
40,000,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.100%, 2/7/2013	40,000,000
		TOTAL	236,115,000
		Kansas—0.2%
5,000,000		Shawnee, KS, (Series 2008A) Weekly VRDNs (Pinegate West Associates LP)/(BMO Harris Bank, N.A. LOC), 0.100%, 2/7/2013	5,000,000
10,195,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 1993) Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 0.100%, 2/7/2013	10,195,000
		TOTAL	15,195,000
		Kentucky—0.5%
10,500,000		Boyle County, KY, (Series 2006) Weekly VRDNs (Ephraim McDowell Health Project)/(Branch Banking & Trust Co. LOC), 0.090%, 2/7/2013	10,500,000
16,000,000		Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-2), 0.200%, 2/7/2013	16,000,000
13,000,000		Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-3), 0.200%, 2/7/2013	13,000,000
3,805,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.100%, 2/1/2013	3,805,000
		TOTAL	43,305,000
		Louisiana—2.9%
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.220%, 2/6/2013	25,000,000
14,100,000	[3,4]	Lafayette, LA, Stage Trust (Series 2012-14C), 0.37% TOBs (Lafayette Consolidated Government)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), Optional Tender 11/1/2013	14,100,000
4,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.140%, 2/6/2013	4,000,000
3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.140%, 2/6/2013	3,350,000
20,970,000	[3,4]	Louisiana Public Facilities Authority, Solar Eclipse (Series 2007-0042) Weekly VRDNs (Tulane University, LA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.210%, 2/7/2013	20,970,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Louisiana—continued
$22,000,000	[3,4]	Louisiana State Gas & Fuels First Lien, Eagles (Series 2012-0011) Weekly VRDNs (Citibank NA, New York LIQ), 0.120%, 2/7/2013	$22,000,000
15,270,000	[3,4]	Louisiana State Gas & Fuels second lien, PUTTERs (Series 2378) Weekly VRDNs (Deutsche Bank AG LIQ), 0.110%, 2/7/2013	15,270,000
103,000,000	[3,4]	Louisiana State Gas & Fuels second lien, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.100%, 2/7/2013	103,000,000
37,830,000	[3,4]	Louisiana State Gas & Fuels second lien, Stage Trust (Series 2008—6C) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.100%, 2/7/2013	37,830,000
5,400,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.140%, 2/7/2013	5,400,000
		TOTAL	250,920,000
		Maine—0.3%
3,360,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.100%, 2/7/2013	3,360,000
23,000,000		Maine State Housing Authority, (Series 2008H) Daily VRDNs (Bank of New York Mellon LIQ), 0.120%, 2/1/2013	23,000,000
		TOTAL	26,360,000
		Maryland—1.6%
7,450,000		Baltimore County, MD MFH, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.100%, 2/7/2013	7,450,000
8,050,000	[3,4]	Baltimore County, MD, Stage Trust (Series 2011-137C) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.100%, 2/7/2013	8,050,000
3,280,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.150%, 2/5/2013	3,280,000
48,760,000		Maryland Community Development Administration—Residential Revenue, (Series 2007J) Daily VRDNs (TD Bank, N.A. LIQ), 0.090%, 2/7/2013	48,760,000
26,050,000		Maryland Community Development Administration—Residential Revenue, (Series 2007M) Daily VRDNs (TD Bank, N.A. LIQ), 0.090%, 2/7/2013	26,050,000
1,093,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.150%, 2/5/2013	1,093,000
33,030,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2010) Weekly VRDNs (Stevenson University, MD)/(Bank of America N.A. LOC), 0.100%, 2/7/2013	33,030,000
1,464,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.200%, 2/5/2013	1,464,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Maryland—continued
$3,170,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.150%, 2/1/2013	$3,170,000
8,505,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.110%, 2/1/2013	8,505,000
		TOTAL	140,852,000
		Massachusetts—0.9%
9,800,000		Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs (Bank of America N.A. LIQ), 0.140%, 2/1/2013	9,800,000
20,000,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.120%, 2/7/2013	20,000,000
10,000,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.18% CP (Sumitomo Mitsui Banking Corp. LIQ), Mandatory Tender 3/7/2013	10,000,000
8,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.190%, 2/7/2013	8,000,000
8,100,000		Massachusetts Development Finance Agency, (Series U-3) Weekly VRDNs (Boston University)/(Northern Trust Co., Chicago, IL LOC), 0.090%, 2/7/2013	8,100,000
14,000,000		Massachusetts State Health & Educational Facility, (2005 Series J-1) Weekly VRDNs (Amherst College), 0.080%, 2/7/2013	14,000,000
5,905,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.190%, 2/7/2013	5,905,000
		TOTAL	75,805,000
		Michigan—3.3%
3,900,000	[3,4]	Detroit, MI City School District, Solar Eclipse (Series 2006-0001) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.100%, 2/7/2013	3,900,000
11,575,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.140%, 2/7/2013	11,575,000
29,150,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 2/7/2013	29,150,000
500,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.110%, 2/6/2013	500,000
11,000,000		Michigan Finance Authority, (Series 2012B-1), 2.00% RANs, 8/20/2013	11,098,018
65,000,000		Michigan Finance Authority, (Series 2012B-2), 2.00% RANs (JPMorgan Chase Bank, N.A. LOC), 8/20/2013	65,614,384
13,915,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 2/7/2013	13,915,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Michigan—continued
$4,400,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Adrian College)/(Comerica Bank LOC), 0.150%, 2/7/2013	$4,400,000
9,000,000		Michigan Higher Education Facilities Authority, (Series 2008B) Weekly VRDNs (Thomas M Cooley Law School)/(FHLB of Boston LOC), 0.090%, 2/7/2013	9,000,000
8,660,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-6), 0.190%, 2/7/2013	8,660,000
10,500,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-7), 0.190%, 2/7/2013	10,500,000
7,100,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-8), 0.190%, 2/7/2013	7,100,000
1,000,000	[3,4]	Michigan State Hospital Financial Authority, ROCs (Series 14016) Weekly VRDNs (Ascension Health Alliance Subordinate Credit Group)/(Citibank NA, New York LIQ), 0.110%, 2/7/2013	1,000,000
7,000,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 2/7/2013	7,000,000
990,000		Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 0.110%, 2/7/2013	990,000
8,720,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.140%, 2/7/2013	8,720,000
5,165,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.110%, 2/7/2013	5,165,000
1,000,000		Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (YMCA of Metropolitan Detroit)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 2/7/2013	1,000,000
11,500,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Van Andel Research Institute)/(Bank of America N.A. LOC), 0.090%, 2/6/2013	11,500,000
33,175,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.100%, 2/7/2013	33,175,000
905,000		Michigan Strategic Fund, (Series 2011) Weekly VRDNs (Greenpath, Inc.)/(PNC Bank, N.A. LOC), 0.110%, 2/7/2013	905,000
3,245,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 2/6/2013	3,245,000
34,320,000		Wayne County, MI Airport Authority, (Series 2010F) Weekly VRDNs (Detroit Metropolitan Wayne County Airport)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 2/6/2013	34,320,000
		TOTAL	282,432,402
		Minnesota—1.1%
1,405,000		Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.090%, 2/7/2013	1,405,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Minnesota—continued
$4,550,000		Cohasset, MN, (Series 2000) Weekly VRDNs (Minnesota Power, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 2/7/2013	$4,550,000
6,000,000		Little Falls, MN ISD 482, (Series 2012A), 1.50% TANs (GTD by Minnesota State), 9/27/2013	6,044,819
2,600,000		Minneapolis, MN, (Series 1994) Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC), 0.140%, 2/1/2013	2,600,000
13,000,000		Minneapolis, MN, Housing Development Refunding Revenue Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.090%, 2/7/2013	13,000,000
10,045,000		Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.100%, 2/7/2013	10,045,000
13,965,000		Minnesota State Higher Education Facility Authority, (Series Five-L) Weekly VRDNs (University of St. Thomas)/(U.S. Bank, N.A. LOC), 0.090%, 2/6/2013	13,965,000
18,945,000		Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.100%, 2/7/2013	18,945,000
700,000		Minnetonka, MN, MFH Refunding Revenue Bonds (Series 1995) Weekly VRDNs (Southampton Apartments (MN))/(U.S. Bank, N.A. LOC), 0.100%, 2/7/2013	700,000
2,655,000		New Hope, MN, (Series 2003A) Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.090%, 2/7/2013	2,655,000
4,560,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.090%, 2/7/2013	4,560,000
1,500,000		Robbinsdale, MN, (Series 2004C) Weekly VRDNs (Copperfield Hill)/(Bank of America N.A. LOC), 0.350%, 2/1/2013	1,500,000
3,000,000		South St. Paul, MN ISD No. 006, (Series 2012B), 0.80% TANs (GTD by Minnesota State), 9/27/2013	3,009,942
3,900,000		St. Cloud, MN ISD No. 742, (Series 2012B), 1.50% TANs (GTD by Minnesota State), 8/13/2013	3,924,664
5,000,000		St. Francis, MN ISD#015, (Series B), 1.50% TANs (GTD by Minnesota State), 9/7/2013	5,036,313
		TOTAL	91,940,738
		Mississippi—0.8%
44,170,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (200 Renaissance, LLC)/(FHLB of Atlanta LOC), 0.100%, 2/7/2013	44,170,000
6,500,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (Horn Island Realty LLC)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2013	6,500,000
12,310,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.100%, 2/7/2013	12,310,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Mississippi—continued
$10,000,000		Perry County, MS, (Series 2002) Weekly VRDNs (Leaf River Forest Products, Inc.)/(Bank of Nova Scotia, Toronto LOC), 0.090%, 2/7/2013	$10,000,000
		TOTAL	72,980,000
		Missouri—2.0%
8,575,000		Golden Valley, MO Memorial Hospital District, (Series 2006) Weekly VRDNs (UMB Bank, N.A. LOC), 0.200%, 2/7/2013	8,575,000
61,675,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008E) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.110%, 2/6/2013	61,675,000
20,865,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008F) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.110%, 2/6/2013	20,865,000
12,950,000	[3,4]	Missouri Joint Municipal Electric Utility Commision, PUTTERs (Series 4133) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.130%, 2/7/2013	12,950,000
25,610,000	[3,4]	Missouri State HEFA, Stage Trust (Series 2012-107C), 0.37% TOBs (Mercy Health Systems)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 12/5/2013	25,610,000
26,000,000		Southwest City, MO IDA, (Series 2009) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.120%, 2/7/2013	26,000,000
20,000,000		St. Louis, MO, 2.00% TRANs, 5/30/2013	20,115,004
		TOTAL	175,790,004
		Multi-State—0.0%
800,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT) (Series 2009-76) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.150%, 2/7/2013	800,000
		Nebraska—1.1%
81,090,000		Central Plains Energy Project, (Project #2) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.100%, 2/7/2013	81,090,000
10,000,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.150%, 2/7/2013	10,000,000
		TOTAL	91,090,000
		Nevada—2.1%
40,000,000		Clark County, NV Airport System, Junior Subordinate Lien Revenue Notes (Series 2012A-2), 2.00% BANs, 7/1/2013	40,270,495
6,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-1) Weekly VRDNs (Citibank NA, New York LOC), 0.110%, 2/6/2013	6,500,000
59,850,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-3) Weekly VRDNs (Bank of America N.A. LOC), 0.110%, 2/6/2013	59,850,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Nevada—continued
$28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse, Zurich LIQ), 0.100%, 2/7/2013	$28,500,000
43,500,000		Reno, NV Capital Improvement Revenue Bonds, (Series 2005A) Weekly VRDNs (Bank of America N.A. LOC), 0.130%, 2/7/2013	43,500,000
		TOTAL	178,620,495
		New Hampshire—0.3%
15,855,000		New Hampshire HEFA, (Series 2007) Weekly VRDNs (New London Hospital)/(Bank of New York Mellon LOC), 0.100%, 2/7/2013	15,855,000
11,540,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2003) Weekly VRDNs (Dartmouth College, NH)/(U.S. Bank, N.A. LIQ), 0.100%, 2/6/2013	11,540,000
		TOTAL	27,395,000
		New Jersey—1.7%
5,484,000		Cinnaminson, NJ, (Series 2012A), 1.50% BANs, 5/23/2013	5,495,074
6,000,000		Clinton Township, NJ, 1.00% BANs, 1/31/2014	6,031,533
8,478,000		Freehold Township, NJ, 1.00% BANs, 12/18/2013	8,516,458
9,462,800		Glen Rock, NJ, 1.00% BANs, 1/17/2014	9,507,930
15,000,000		Livingston Township, NJ, 1.00% BANs, 2/15/2013	15,003,698
4,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2008C) Weekly VRDNs (AHS Hospital Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 2/7/2013	4,000,000
6,350,000		New Jersey Health Care Facilities Financing Authority, (Series 2011C) Weekly VRDNs (Barnabas Health)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 2/6/2013	6,350,000
1,250,000		New Jersey State Transportation Trust Fund Authority, (Series 2009D) Weekly VRDNs (New Jersey State)/(Wells Fargo Bank, N.A. LOC), 0.090%, 2/6/2013	1,250,000
28,170,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 2/7/2013	28,170,000
13,300,000		Readington Township, NJ, 1.00% BANs, 1/31/2014	13,379,184
13,300,000		Readington Township, NJ, 1.00% BANs, 2/1/2013	13,300,000
15,000,000		Teaneck, NJ, 1.00% BANs, 4/26/2013	15,019,573
24,000,000		Vineland, NJ, 1.00% BANs, 7/18/2013	24,057,352
		TOTAL	150,080,802
		New Mexico—1.5%
126,140,000		New Mexico Municipal Energy Acquisition Authority, (Series 2009: Gas Supply Revenue Bonds) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.100%, 2/7/2013	126,140,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—13.8%
$12,061,359		Dundee, NY CSD, 1.25% BANs, 6/20/2013	$12,091,031
17,728,019		Ithaca, NY, (Series 2012A), 1.00% BANs, 2/15/2013	17,732,746
14,990,000		MTA Dedicated Tax Fund, (Series 2008B-1) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.090%, 2/7/2013	14,990,000
34,055,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008B) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LIQ), 0.090%, 2/6/2013	34,055,000
20,000,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008D-1) Weekly VRDNs (Bank of New York Mellon LIQ), 0.090%, 2/6/2013	20,000,000
63,000,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 0.120%, 2/6/2013	63,000,000
18,630,000		New York City Housing Development Corp., (Series 2009A) Weekly VRDNs (Q Student Redsidences, LLC)/(RBS Citizens Bank N.A. LOC), 0.120%, 2/7/2013	18,630,000
7,000,000		New York City Housing Development Corp., (Series 2012A) Weekly VRDNs (Atlantic Yards B2 Owner LLC)/(Bank of New York Mellon LOC), 0.070%, 2/6/2013	7,000,000
15,200,000		New York City Housing Development Corp., (Series 2012M), 0.20% TOBs 10/1/2013	15,200,000
26,900,000		New York City Housing Development Corp., Bruckner by the Bridge (Series 2008A) Weekly VRDNs (Bank of America N.A. LOC), 0.110%, 2/6/2013	26,900,000
50,000,000		New York City Liberty Development Corp., (Series A-1), 0.25% TOBs (3 World Trade Center)/(GTD by United States Treasury) 8/22/2013	50,000,000
11,375,000		New York City, NY Municipal Water Finance Authority, (Senior Revenue Bonds) (Fiscal 2008 Series B-4) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.090%, 2/7/2013	11,375,000
61,000,000		New York City, NY Municipal Water Finance Authority, (Series 2013AA-2) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.090%, 2/7/2013	61,000,000
13,405,000		New York City, NY Municipal Water Finance Authority, (Series 6), 0.20% CP, Mandatory Tender 2/6/2013	13,405,000
50,000,000		New York City, NY Municipal Water Finance Authority, (Series 6), 0.24% CP, Mandatory Tender 2/6/2013	50,000,000
74,900,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (KBC Bank N.V. LIQ), 0.200%, 2/1/2013	74,900,000
13,815,000	[3,4]	New York City, NY Municipal Water Finance Authority, Stage Trust (Series 2012-105C), 0.37% TOBs (Wells Fargo Bank, N.A. LIQ) 12/5/2013	13,815,000
10,940,000		New York City, NY TFA, New York City Recovery Bonds (2003 Series 3-G) Weekly VRDNs (Bank of New York Mellon LIQ), 0.070%, 2/6/2013	10,940,000
Semi-Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	New York—continued
$40,925,000	New York City, NY TFA, New York City Recovery Bonds (Subseries 2003A-1) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.130%, 2/6/2013	$40,925,000
52,885,000	New York City, NY, (Fiscal 2003 Series C-3A) Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.090%, 2/7/2013	52,885,000
65,400,000	New York City, NY, (Fiscal 2003 Series C-4) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.090%, 2/7/2013	65,400,000
47,300,000	New York City, NY, (Fiscal 2004 Series H-8) Weekly VRDNs (Bank of America N.A. LOC), 0.090%, 2/6/2013	47,300,000
68,375,000	New York City, NY, (Fiscal 2006 Series E-4) Weekly VRDNs (Bank of America N.A. LOC), 0.130%, 2/7/2013	68,375,000
8,200,000	New York City, NY, (Fiscal 2006 Series F-3) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.090%, 2/7/2013	8,200,000
5,310,000	New York City, NY, (Fiscal 2006 Series I-3) Daily VRDNs (Bank of America N.A. LOC), 0.130%, 2/1/2013	5,310,000
8,750,000	New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.140%, 2/7/2013	8,750,000
19,600,000	New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 0.140%, 2/7/2013	19,600,000
30,000,000	New York City, NY, (Fiscal 2008 Subseries L-3) Daily VRDNs (Bank of America N.A. LIQ), 0.140%, 2/1/2013	30,000,000
42,000,000	New York City, NY, (Fiscal 2012 Series A-4) Daily VRDNs (KBC Bank N.V. LOC), 0.180%, 2/1/2013	42,000,000
20,000,000	New York Liberty Development Corporation, 0.25% TOBs (3 World Trade Center)/(GTD by United States Treasury) 8/22/2013	20,000,000
38,800,000	New York State Energy Research & Development Authority, (Series 2005A-2) Weekly VRDNs (Consolidated Edison Co.)/(Mizuho Bank Ltd. LOC), 0.090%, 2/6/2013	38,800,000
32,540,000	New York State HFA, (Series 2009A: 505 West 37th Street Housing) Weekly VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.180%, 2/6/2013	32,540,000
35,300,000	New York State HFA, (Series 2009B: 505 West 37th Street Housing) Weekly VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.180%, 2/6/2013	35,300,000
12,250,000	New York State HFA, (Series A) Weekly VRDNs (2180 Broadway)/(Wells Fargo Bank, N.A. LOC), 0.090%, 2/6/2013	12,250,000
7,500,000	New York State Local Government Assistance Corp., (Subordinate Series 2008B-7V) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.090%, 2/6/2013	7,500,000
30,000,000	New York State Urban Development Corp., (Subseries 2008A-1) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.090%, 2/7/2013	30,000,000
60,000,000	Oyster Bay, NY, (Series 2012A), 2.50% BANs, 3/8/2013	60,117,404
40,000,000	Rochester, NY, (Series 2012-I), 1.00% BANs, 2/15/2013	40,010,677
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$10,440,000		Tarrytowns, NY Union Free School District, 1.50% BANs, 2/15/2013	$10,444,777
		TOTAL	1,190,741,635
		North Carolina—1.2%
18,980,000		Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.200%, 2/7/2013	18,980,000
5,060,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	5,060,000
3,700,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	3,700,000
3,255,000		North Carolina Capital Facilities Finance Agency, (Series 2006) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	3,255,000
8,040,000		North Carolina Capital Facilities Finance Agency, (Series 2007) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	8,040,000
7,135,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Countryside Montessori School)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2013	7,135,000
9,105,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	9,105,000
5,330,000		North Carolina Capital Facilities Finance Agency, (Series 2009) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	5,330,000
7,500,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	7,500,000
5,515,000	[3,4]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 0.27% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 6/13/2013	5,515,000
4,585,000		North Carolina State Ports Authority, (Series 2008) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	4,585,000
28,915,000		Piedmont Triad Airport Authority, NC, (Series A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.090%, 2/7/2013	28,915,000
		TOTAL	107,120,000
		North Dakota—0.3%
29,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (J.R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.140%, 2/6/2013	29,124,000
		Ohio—1.7%
5,955,000		Avon, OH, 1.00% BANs, 6/27/2013	5,970,406
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Ohio—continued
$32,540,000		Columbus, OH Regional Airport Authority, (Senior Series 2006) Weekly VRDNs (OASBO Expanded Asset Pooled Financing Program)/(U.S. Bank, N.A. LOC), 0.110%, 2/7/2013	$32,540,000
900,000		Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 2/7/2013	900,000
10,000,000		Franklin County, OH Hospital Facility Authority, (Series 2008D) Weekly VRDNs (Nationwide Children's Hospital)/(PNC Bank, N.A. LIQ), 0.100%, 2/7/2013	10,000,000
20,000,000		Montgomery County, OH, (Series 2008C-2) Weekly VRDNs (Catholic Health Initiatives)/(U.S. Bank, N.A. LIQ), 0.110%, 2/6/2013	20,000,000
11,000,000		Ohio State Higher Educational Facility Commission, (Series 2008B) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 0.150%, 2/6/2013	11,000,000
13,415,000		Ohio State Higher Educational Facility Commission, (Series 2008E) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 0.140%, 2/6/2013	13,415,000
10,700,000		Ohio State Higher Educational Facility Commission, (Series A) Weekly VRDNs (John Carroll University, OH)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 2/7/2013	10,700,000
5,200,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Tax-Exempt Certificates Trust (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.100%, 2/7/2013	5,200,000
33,400,000		Ohio State Revenue, (Series 2012A), 0.35% BANs (Ohio Revitalization Program), 5/30/2013	33,400,000
		TOTAL	143,125,406
		Oklahoma—0.1%
6,570,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.130%, 2/7/2013	6,570,000
		Pennsylvania—3.0%
17,800,000		Beaver County, PA IDA, (Series 2006-A) Weekly VRDNs (FirstEnergy Corp.)/(UBS AG LOC), 0.110%, 2/6/2013	17,800,000
11,800,000		Bucks County, PA IDA, (Series A of 2008) Weekly VRDNs (Grand View Hospital)/(TD Bank, N.A. LOC), 0.080%, 2/7/2013	11,800,000
2,900,000		Chester County, PA IDA, (Series 2003) Weekly VRDNs (West Chester University)/(FHLB of Pittsburgh LOC), 0.090%, 2/6/2013	2,900,000
1,370,000		Chester County, PA IDA, (Series of 2001) Weekly VRDNs (Malvern Preparatory School)/(Citizens Bank of Pennsylvania LOC), 0.200%, 2/7/2013	1,370,000
4,900,000		Cumberland County, PA Municipal Authority, (Series 2008B) Weekly VRDNs (Presbyterian Homes Obligated Group)/(Bank of America N.A. LOC), 0.110%, 2/7/2013	4,900,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—continued
$1,845,000		Cumberland County, PA Municipal Authority, (Series 2008C) Weekly VRDNs (Presbyterian Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.120%, 2/7/2013	$1,845,000
17,000,000		Dallastown Area School District, PA, (Series 2012) VRNs, 1.513%, 4/1/2013	17,037,197
27,945,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.120%, 2/7/2013	27,945,000
5,000,000	[3,4]	Hempfield, PA School District, RBC Muni Trust (Series 2011-E30) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.100%, 2/7/2013	5,000,000
8,645,000		Montgomery County, PA IDA Weekly VRDNs (Waverly Heights, Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.130%, 2/7/2013	8,645,000
7,185,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.100%, 2/7/2013	7,185,000
2,030,000		Pennsylvania EDFA, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(PNC Bank, N.A. LOC), 0.120%, 2/7/2013	2,030,000
8,000,000		Pennsylvania EDFA, (Series 2012C) Weekly VRDNs (Pennsylvania State Unemployment Compensation Fund)/(PNC Bank, N.A. LOC), 0.110%, 2/6/2013	8,000,000
20,140,000	[3,4]	Pennsylvania EDFA, Stage Trust (Series 2009-81C) Weekly VRDNs (Aqua Pennsylvania, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.100%, 2/7/2013	20,140,000
2,870,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(GTD by FHLMC), 0.100%, 2/7/2013	2,870,000
3,905,000		Pennsylvania State Higher Education Facilities Authority, (2008 Series A) Weekly VRDNs (University of Pennsylvania Health System)/(Bank of America N.A. LOC), 0.070%, 2/6/2013	3,905,000
4,600,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 2/7/2013	4,600,000
2,730,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Holy Family University)/(TD Bank, N.A. LOC), 0.100%, 2/7/2013	2,730,000
100,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.100%, 2/7/2013	100,000
4,835,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.100%, 2/7/2013	4,835,000
19,870,000	[3,4]	Pennsylvania State Turnpike Commission, RBC Muni Trust (Series E-22) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.100%, 2/7/2013	19,870,000
6,550,000		Philadelphia, PA Authority for Industrial Development, (2007 Series B-3) Weekly VRDNs (PNC Bank, N.A. LOC), 0.100%, 2/7/2013	6,550,000
Semi-Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Pennsylvania—continued
$47,000,000	Philadelphia, PA School District, (Series F of 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.100%, 2/7/2013	$47,000,000
3,520,000	Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.100%, 2/7/2013	3,520,000
22,635,000	Washington County, PA Hospital Authority, (Series 2007B) Weekly VRDNs (Washington Hospital, PA)/(PNC Bank, N.A. LOC), 0.110%, 2/7/2013	22,635,000
	TOTAL	255,212,197
	South Carolina—0.3%
2,175,000	South Carolina Education Facilities Authority Weekly VRDNs (Newberry College)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	2,175,000
4,200,000	South Carolina Jobs-EDA, (Series 2002) Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC), 0.130%, 2/7/2013	4,200,000
8,890,000	South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.100%, 2/7/2013	8,890,000
4,000,000	South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.200%, 2/7/2013	4,000,000
4,890,000	South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	4,890,000
	TOTAL	24,155,000
	Tennessee—1.2%
13,500,000	Blount County, TN Public Building Authority, (Series E-6-A) Weekly VRDNs (Bradley County, TN)/(Branch Banking & Trust Co. LOC), 0.100%, 2/6/2013	13,500,000
5,365,000	Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.100%, 2/6/2013	5,365,000
1,470,000	Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.100%, 2/6/2013	1,470,000
11,115,000	Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-D) Daily VRDNs (Jefferson County, TN)/(KBC Bank N.V. LOC), 0.410%, 2/1/2013	11,115,000
10,100,000	Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-4-A) Daily VRDNs (Hamblen County, TN)/(KBC Bank N.V. LOC), 0.410%, 2/1/2013	10,100,000
25,415,000	Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Credit Group), MVRENs (Series 2001B-1), 0.190%, 2/7/2013	25,415,000
4,630,000	Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	4,630,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Tennessee—continued
$10,095,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-3) Daily VRDNs (Morgan County, TN)/(KBC Bank N.V. LOC), 0.410%, 2/1/2013	$10,095,000
19,600,000		Wilson County, TN Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC), 0.110%, 2/7/2013	19,600,000
		TOTAL	101,290,000
		Texas—9.9%
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.110%, 2/7/2013	3,500,000
6,185,000		Carrollton-Farmers Branch, TX ISD, 5.00% Bonds (GTD by Texas PSFG Program), 2/15/2013	6,196,230
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT) (Series 2009-64) Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.130%, 2/7/2013	24,150,000
10,415,000	[3,4]	Denton, TX ISD, SPEARs (Series DB-513) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.110%, 2/7/2013	10,415,000
28,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.22% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 8/5/2013	28,000,000
57,500,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.23% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 6/5/2013	57,500,000
9,815,000	[3,4]	Harris County, TX Cultural Education Facilities Finance Corp., Stage Trust (Series 2011-05C), 0.30% TOBs (Texas Medical Center Central Heating)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/25/2013	9,815,000
16,290,000		Harris County, TX Education Facilities Finance Corp., (Series 2008B) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Bank of America N.A. LOC), 0.150%, 2/1/2013	16,290,000
16,000,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Bank of America N.A. LOC), 0.150%, 2/1/2013	16,000,000
46,300,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C) Weekly VRDNs (Memorial Hermann Healthcare System)/(Wells Fargo Bank, N.A. LOC), 0.090%, 2/7/2013	46,300,000
34,450,000		Harris County, TX Education Facilities Finance Corp., (Series 2008D-1) Weekly VRDNs (Memorial Hermann Healthcare System)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 2/7/2013	34,450,000
22,745,000		Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(JPMorgan Chase Bank, N.A. and Wells Fargo Bank, N.A. LIQs), 0.110%, 2/7/2013	22,745,000
20,000,000		Harris County, TX HFDC, (Series 2008B) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wells Fargo Bank, N.A. LIQs), 0.110%, 2/7/2013	20,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$11,000,000	[3,4]	Harris County, TX HFDC, RBC Muni Trust (Series E-27) Weekly VRDNs (Memorial Hermann Healthcare System)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.100%, 2/7/2013	$11,000,000
47,460,000		Houston, TX Combined Utility System, (Series 2004B-5) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.090%, 2/7/2013	47,460,000
11,285,000	[3,4]	Irving, TX ISD, SPEARs (Series DB-603) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.170%, 2/7/2013	11,285,000
13,665,000	[3,4]	Judson, TX ISD, SPEARs (Series DB-423) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.160%, 2/7/2013	13,665,000
9,380,000		Kendall County, TX HFDC, (Series 2008) Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 2/7/2013	9,380,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs (Series 12266) Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.130%, 2/7/2013	5,130,000
18,965,000	[3,4]	Longview, TX ISD, Stage Trust (Series 2008-45C), 0.37% TOBs (GTD by Texas PSFG Program)/(Wells Fargo & Co. LIQ), Optional Tender 12/11/2013	18,965,000
16,830,000	[3,4]	Love Field Airport Modernization Corporation, TX, Stage Trust (Series 2011-11C), 0.37% TOBs (Southwest Airlines Co.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 12/11/2013	16,830,000
11,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.130%, 2/6/2013	11,000,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.130%, 2/6/2013	25,000,000
33,595,000	[3,4]	San Antonio, TX Electric & Gas System, Municipal Securities Trust Receipts (Series 1997-SG-105) Weekly VRDNs (Societe Generale, Paris LIQ)/(United States Treasury PRF), 0.450%, 2/7/2013	33,595,000
15,000,000		San Antonio, TX Housing Finance Corp., (Series 2008) Weekly VRDNs (Artisan at San Pedro Creek Apartments)/(FHLMC LOC), 0.100%, 2/7/2013	15,000,000
25,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-1) Weekly VRDNs (Christus Health System)/(PNC Bank, N.A. LOC), 0.100%, 2/6/2013	25,000,000
50,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-3) Weekly VRDNs (Christus Health System)/(Bank of Montreal LOC), 0.090%, 2/6/2013	50,000,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.110%, 2/7/2013	8,685,000
23,000,000	[3,4]	Texas State, Municipal Securities Trust Receipts (Series 2007-SGC-9) Weekly VRDNs (Societe Generale, Paris LIQ), 0.130%, 2/7/2013	23,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$100,000,000	[3,4]	Texas State, PUTTERs (Series 4262) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.120%, 2/1/2013	$100,000,000
10,000,000	[3,4]	Texas State, PUTTERs (Series 4263) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.120%, 2/1/2013	10,000,000
90,000,000	[3,4]	Texas State, PUTTERs (Series 4264) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.120%, 2/1/2013	90,000,000
8,300,000		Texas State, Veterans Bonds (Series 2012A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.090%, 2/6/2013	8,300,000
10,270,000	[3,4]	Texas Water Development Board, MERLOTS (Series 2008-C51), 0.30% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 8/7/2013	10,270,000
11,185,000	[3,4]	Waco, TX Education Finance Corp., Stage Trust (Series 2012-94C), 0.37% TOBs (Baylor University)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ) 11/14/2013	11,185,000
		TOTAL	850,111,230
		Virginia—1.7%
10,000,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	10,000,000
5,000,000		Fairfax County, VA IDA, (Inova Health System), MVRENs (Series 2012 C), 0.180%, 2/7/2013	5,000,000
8,000,000		Fairfax County, VA IDA, (Series 2005C-2) Weekly VRDNs (Inova Health System)/(Northern Trust Co., Chicago, IL LOC), 0.100%, 2/6/2013	8,000,000
6,000,000		Fairfax County, VA IDA, (Series A-2) Weekly VRDNs (Inova Health System), 0.090%, 2/7/2013	6,000,000
50,655,000		Loudoun County, VA IDA, (Series 2003C) Weekly VRDNs (Howard Hughes Medical Institute), 0.080%, 2/6/2013	50,655,000
9,375,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	9,375,000
16,435,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	16,435,000
9,200,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), MVRENs (Series 2010 C), 0.220%, 2/7/2013	9,200,000
20,835,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	20,835,000
8,000,000		Virginia Small Business Financing Authority, (Series 2008A) Weekly VRDNs (Hampton University)/(PNC Bank, N.A. LOC), 0.100%, 2/7/2013	8,000,000
		TOTAL	143,500,000
		Washington—0.4%
3,360,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.100%, 2/7/2013	3,360,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Washington—continued
$12,930,000	[3,4]	Washington State Health Care Facilities Authority, Stage Trust (Series 2008-48C), 0.30% TOBs (Virginia Mason Medical Center)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 7/25/2013	$12,930,000
16,560,000		Washington State Higher Education Facilities Authority, (Series 2007) Weekly VRDNs (Saint Martin's University)/(U.S. Bank, N.A. LOC), 0.100%, 2/7/2013	16,560,000
		TOTAL	32,850,000
		West Virginia—1.0%
50,080,000		Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.110%, 2/7/2013	50,080,000
10,800,000		West Virginia EDA Solid Waste Disposal Facilities, (Series 2009A) Weekly VRDNs (Appalachian Power Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.100%, 2/7/2013	10,800,000
23,600,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	23,600,000
		TOTAL	84,480,000
		Wisconsin—1.6%
22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT) (Series 2009-6) Weekly VRDNs (Wisconsin State)/(State Street Bank and Trust Co. LIQ), 0.100%, 2/7/2013	22,000,000
4,000,000		Milwaukee, WI, (Series 2012 C-6), 0.210%, 3/1/2013	4,000,000
3,935,000		Wausau, WI CDA, (Series 2008A) Weekly VRDNs (Clover Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 2/7/2013	3,935,000
20,000,000		Wisconsin HEFA, (Series 2010C), 0.21% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 3/6/2013	20,000,000
23,165,000		Wisconsin State HEFA Weekly VRDNs (Ripon College)/(BMO Harris Bank, N.A. LOC), 0.100%, 2/7/2013	23,165,000
3,770,000		Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.430%, 2/7/2013	3,770,000
4,625,000		Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.100%, 2/7/2013	4,625,000
3,820,000		Wisconsin State HEFA, (Series 2009) Weekly VRDNs (Lawrence University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 2/7/2013	3,820,000
28,160,000		Wisconsin State, GO Extendible Municipal Commercial Paper, 0.180%, 7/1/2013	28,160,000
22,915,000	[3,4]	Wisconsin State, Stage Trust (Series 2012-111C), 0.27% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 6/13/2013	22,915,000
		TOTAL	136,390,000
		Wyoming—0.1%
760,000		Sweetwater County, WY PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.100%, 2/6/2013	760,000
Semi-Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wyoming—continued
$6,900,000	Sweetwater County, WY PCRB, (Series 1990A) Weekly VRDNs (Pacificorp)/(Barclays Bank PLC LOC), 0.100%, 2/6/2013	$6,900,000
555,000	Wyoming Student Loan Corp., (Senior Series 2010A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.100%, 2/7/2013	555,000
	TOTAL	8,215,000
	TOTAL MUNICIPAL INVESTMENTS—100.3% (AT AMORTIZED COST)[5]	8,635,091,352
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[6]	(28,705,650)
	TOTAL NET ASSETS—100%	$8,606,385,702
At January 31, 2013, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2013, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2013, these restricted securities amounted to $1,683,230,000, which represented 19.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2013, these liquid restricted securities amounted to $1,683,230,000, which represented 19.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDR	—Economic Development Revenue
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
ISD	—Independent School District
LIQs	—Liquidity Agreements
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PRF	—Prerefunded
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRNs	—Variable Rate Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.002	0.015	0.028
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.002	0.015	0.028
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)	(0.015)	(0.028)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)	(0.015)	(0.028)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.04%	0.10%	0.18%	1.49%	2.79%
Ratios to Average Net Assets:
Net expenses	0.19%[3]	0.21%[4]	0.21%[4]	0.22%[4]	0.23%[4]	0.20%[4]
Net investment income	0.02%[3]	0.03%	0.10%	0.17%	1.34%	2.67%
Expense waiver/reimbursement[5]	0.09%[3]	0.08%	0.08%	0.07%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,100,218	$6,671,609	$9,147,097	$8,290,468	$14,743,753	$10,053,590
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.21%, 0.21%, 0.22%, 0.23% and 0.20% for the years ended July 31, 2012, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.012	0.025
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.012	0.025
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.012)	(0.025)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.012)	(0.025)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.03%	1.24%	2.54%
Ratios to Average Net Assets:
Net expenses	0.21%[3]	0.24%[4]	0.30%[4]	0.37%[4]	0.48%[4]	0.45%[4]
Net investment income	0.01%[3]	0.01%	0.01%	0.02%	1.13%	2.52%
Expense waiver/reimbursement[5]	0.33%[3]	0.30%	0.24%	0.17%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,506,167	$1,620,808	$1,634,926	$1,950,703	$2,924,183	$2,623,669
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.24%, 0.30%, 0.37%, 0.48% and 0.45% for the years ended July 31, 2012, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
January 31, 2013 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$8,635,091,352
Income receivable		9,142,946
Receivable for investments sold		58,844,602
Receivable for shares sold		581,101
TOTAL ASSETS		8,703,660,001
Liabilities:
Payable for investments purchased	$72,194,092
Payable for shares redeemed	812,523
Bank overdraft	24,104,003
Income distribution payable	56,889
Payable for adviser fee (Note 4)	68,219
Payable for Directors'/Trustees' fees	6,495
Accrued expenses	32,078
TOTAL LIABILITIES		97,274,299
Net assets for 8,606,406,308 shares outstanding		$8,606,385,702
Net Assets Consist of:
Paid-in capital		$8,606,386,825
Accumulated net realized gain on investments		77,731
Distributions in excess of net investment income		(78,854)
TOTAL NET ASSETS		$8,606,385,702
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$7,100,218,457 ÷ 7,100,232,834 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$1,506,167,245 ÷ 1,506,173,474 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended January 31, 2013 (unaudited)
Investment Income:
Interest			$9,124,194
Expenses:
Investment adviser fee (Note 4)		$8,472,208
Administrative fee (Note 4)		3,307,640
Custodian fees		138,434
Transfer and dividend disbursing agent fees and expenses		33,895
Directors'/Trustees' fees		20,750
Auditing fees		10,334
Legal fees		5,329
Portfolio accounting fees		87,783
Shareholder services fee (Note 4)		1,530,134
Account administration fee (Note 2)		450,322
Share registration costs		31,495
Printing and postage		25,298
Insurance premiums		11,233
Miscellaneous		37,944
TOTAL EXPENSES		14,162,799
Waivers and Reimbursement
Waiver of investment adviser fee (Note 4)	$(3,902,311)
Waiver of administrative fee (Note 4)	(14,029)
Waiver of shareholder services fee (Note 4)	(1,530,134)
Waiver of account administration fee (Note 2)	(27,923)
Reimbursement of account administration fee (Note 2)	(336,901)
TOTAL WAIVERS AND REIMBURSEMENT		(5,811,298)
Net expenses			8,351,501
Net investment income			772,693
Net realized gain on investments			108,178
Change in net assets resulting from operations			$880,871
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2013	Year Ended 7/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$772,693	$2,679,005
Net realized gain on investments	108,178	51,168
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	880,871	2,730,173
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(717,134)	(2,560,526)
Service Shares	(79,176)	(174,206)
Distributions from net realized gain on investments
Institutional Shares	(46,993)	(296,048)
Service Shares	(10,838)	(72,125)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(854,141)	(3,102,905)
Share Transactions:
Proceeds from sale of shares	12,322,038,215	26,662,614,098
Net asset value of shares issued to shareholders in payment of distributions declared	199,747	888,135
Cost of shares redeemed	(12,008,295,413)	(29,152,736,772)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	313,942,549	(2,489,234,539)
Change in net assets	313,969,279	(2,489,607,271)
Net Assets:
Beginning of period	8,292,416,423	10,782,023,694
End of period (including distributions in excess of net investment income of $(78,854) and $(55,237), respectively)	$8,606,385,702	$8,292,416,423
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
January 31, 2013 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals and corporations, and may be subject to state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2013, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Waived	Account Administration Fees Reimbursed
Service Shares	$450,322	$(27,923)	$(336,901)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the
Semi-Annual Shareholder Report

securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,633,693,919	$10,633,693,919	22,870,054,062	$22,870,054,062
Shares issued to shareholders in payment of distributions declared	166,071	166,071	796,796	796,796
Shares redeemed	(10,205,271,592)	(10,205,271,592)	(25,346,359,495)	(25,346,359,495)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	428,588,398	$428,588,398	(2,475,508,637)	$(2,475,508,637)
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,688,344,296	$1,688,344,296	3,792,560,036	$3,792,560,036
Shares issued to shareholders in payment of distributions declared	33,676	33,676	91,339	91,339
Shares redeemed	(1,803,023,821)	(1,803,023,821)	(3,806,377,277)	(3,806,377,277)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(114,645,849)	$(114,645,849)	(13,725,902)	$(13,725,902)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	313,942,549	$313,942,549	(2,489,234,539)	$(2,489,234,539)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, the Adviser voluntarily waived $3,902,311 of its fee.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, FAS waived $14,029 of its fee. The net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$1,530,134	$(1,530,134)
For the six months ended January 31, 2013, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013;
Semi-Annual Shareholder Report

or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,580,565,000 and $1,705,410,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2012	Ending Account Value 1/31/2013	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$0.96[2]
Service Shares	$1,000	$1,000.10	$1.06[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.25	$0.97[2]
Service Shares	$1,000	$1,024.15	$1.07[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.19%
Service Shares	0.21%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.21% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.06 and $1.07, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.46% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.32 and $2.35, respectively.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory
Contract–May 2012
Federated Tax-Free Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
Semi-Annual Shareholder Report

competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expense born by the Fund.
Semi-Annual Shareholder Report

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
CUSIP 60934N880
Q450202 (3/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2013
Share Class	Ticker
Institutional	TBIXX

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables
At January 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	80.1%
Municipal Notes	16.8%
Commercial Paper	3.4%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
At January 31, 2013, the Fund's effective3 maturity schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	79.4%
8-30 Days	1.2%
31-90 Days	3.4%
91-180 Days	9.5%
181 Days or more	6.8%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2013 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.3%[1,2]
		Alabama—3.6%
$6,000,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.100%, 2/7/2013	$6,000,000
4,000,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-0046) Weekly VRDNs (Ascension Health Alliance Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.100%, 2/7/2013	4,000,000
2,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.130%, 2/7/2013	2,000,000
12,550,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.120%, 2/7/2013	12,550,000
500,000		Daphne-Villa Mercy, AL Special Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Mercy Medical Center)/(Bank of America N.A. LOC), 0.100%, 2/6/2013	500,000
23,500,000		Mobile County, AL IDA Gulf Opportunity Zone, (Series 2011) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.140%, 2/7/2013	23,500,000
79,560,000		Mobile County, AL IDA, (Series 2010A: Recovery Zone Facility) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.140%, 2/7/2013	79,560,000
12,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.130%, 2/7/2013	12,000,000
20,000,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 0.58% TOBs (Alabama Power Co.), Mandatory Tender 9/13/2013	20,000,000
27,700,000		The Board of Trustees of the University of Alabama, (Series 2012-C) Weekly VRDNs (University of Alabama at Birmingham-University Hospital)/(PNC Bank, N.A. LOC), 0.070%, 2/7/2013	27,700,000
16,100,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Citibank NA, New York LOC), 0.150%, 2/6/2013	16,100,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.100%, 2/6/2013	10,000,000
49,000,000		Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 2/6/2013	49,000,000
25,000,000		Tuscaloosa County, AL IDA, (Series 2011J: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.100%, 2/6/2013	25,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Alabama—continued
$7,500,000		Tuscaloosa County, AL IDA, (Series 2011K: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.100%, 2/6/2013	$7,500,000
8,580,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.140%, 2/7/2013	8,580,000
5,440,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.100%, 2/7/2013	5,440,000
		TOTAL	309,430,000
		Arizona—1.1%
700,000		Arizona Health Facilities Authority, (Series 1994) Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 2/7/2013	700,000
3,085,000		Arizona Health Facilities Authority, (Series 2000) Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 2/7/2013	3,085,000
21,900,000	[3,4]	Arizona State, Stage Trust (Series 2011-9C), 0.30% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/25/2013	21,900,000
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.170%, 2/7/2013	4,000,000
4,765,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 0.150%, 2/7/2013	4,765,000
21,800,000		Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York Mellon LOC), 0.090%, 2/6/2013	21,800,000
7,845,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, Floater Certificate (Series 2008-3284) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.130%, 2/7/2013	7,845,000
10,135,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (Series 12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.130%, 2/7/2013	10,135,000
3,345,000		Sierra Vista, AZ IDA, (Series 2001A) Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 0.100%, 2/7/2013	3,345,000
11,000,000		Yavapai County, AZ IDA—Recovery Zone Facility, (Series 2010: Drake Cement Project) Weekly VRDNs (Skanon Investments, Inc.)/(Citibank NA, New York LOC), 0.160%, 2/7/2013	11,000,000
9,800,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.110%, 2/7/2013	9,800,000
		TOTAL	98,375,000
		California—12.6%
9,380,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A. LOC), 0.100%, 2/6/2013	9,380,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$40,840,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.140%, 2/1/2013	$40,840,000
16,885,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Weekly VRDNs (Harker School)/(U.S. Bank, N.A. LOC), 0.100%, 2/6/2013	16,885,000
4,500,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008A) Weekly VRDNs (Eskaton Properties, Inc.)/(U.S. Bank, N.A. LOC), 0.100%, 2/7/2013	4,500,000
36,460,000		California Health Facilities Financing Authority, (Series 2005H) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Sumitomo Mitsui Banking Corp. LOC), 0.090%, 2/6/2013	36,460,000
52,055,000		California Health Facilities Financing Authority, (Series 2006C) Weekly VRDNs (Kaiser Permanente), 0.090%, 2/6/2013	52,055,000
10,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.23% CP (Kaiser Permanente), Mandatory Tender 4/4/2013	10,000,000
29,625,000		California Health Facilities Financing Authority, (Series 2008G) Weekly VRDNs (Scripps Health)/(Bank of America N.A. LOC), 0.100%, 2/6/2013	29,625,000
8,500,000		California Health Facilities Financing Authority, (Series 2009H) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Wells Fargo Bank, N.A. LOC), 0.090%, 2/6/2013	8,500,000
38,700,000		California Health Facilities Financing Authority, (Series 2011D) Weekly VRDNs (St. Joseph Health System)/(Wells Fargo Bank, N.A. LOC), 0.080%, 2/6/2013	38,700,000
10,000,000		California PCFA, (Series 2010) Weekly VRDNs (Athens Services)/(Wells Fargo Bank, N.A. LOC), 0.100%, 2/6/2013	10,000,000
20,300,000		California State, (Series 2005 A2-1) Weekly VRDNs (Barclays Bank PLC LOC), 0.080%, 2/6/2013	20,300,000
142,000,000		California State, (Series A-2), 2.50% RANs, 6/20/2013	143,115,427
3,100,000		California Statewide CDA MFH, (2010 Series B: Mountain View Apartments) Weekly VRDNs (Beaumont CA Leased Housing Associates I, LP)/(FHLMC LOC), 0.100%, 2/7/2013	3,100,000
44,400,000	[3,4]	California Statewide CDA MFH, PUTTERs (Series 2680) Weekly VRDNs (Irvine Apartment Communities LP)/(JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 2/7/2013	44,400,000
47,600,000		California Statewide CDA, (Series 2003A) Weekly VRDNs (Kaiser Permanente), 0.090%, 2/6/2013	47,600,000
28,200,000		California Statewide CDA, (Series 2003D) Weekly VRDNs (Kaiser Permanente), 0.090%, 2/6/2013	28,200,000
30,000,000		California Statewide CDA, (Series 2004I), 0.21% CP (Kaiser Permanente), Mandatory Tender 6/11/2013	30,000,000
25,100,000		California Statewide CDA, (Series 2004M) Weekly VRDNs (Kaiser Permanente), 0.090%, 2/6/2013	25,100,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$6,500,000		California Statewide CDA, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.130%, 2/7/2013	$6,500,000
22,910,000		California Statewide CDA, (Series 2007) Weekly VRDNs (House Ear Institute)/(FHLB of San Francisco LOC), 0.110%, 2/7/2013	22,910,000
7,660,000		California Statewide CDA, (Series 2008) Weekly VRDNs (Penny Lane Centers)/(U.S. Bank, N.A. LOC), 0.110%, 2/7/2013	7,660,000
62,845,000		California Statewide CDA, (Series 2008A) Weekly VRDNs (Rady Children's Hospital—San Diego)/(U.S. Bank, N.A. LOC), 0.080%, 2/7/2013	62,845,000
28,000,000		California Statewide CDA, (Series 2008B), 0.20% CP (Kaiser Permanente), Mandatory Tender 6/6/2013	28,000,000
15,000,000	[3,4]	East Side Union High School District, CA, Stage Trust (Series 2012-17C), 0.32% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/9/2014	15,000,000
5,105,000		Elsinore Valley, CA Water and Sewer Facilities Corp., (Series 2011A) Weekly VRDNs (Elsinore Valley, CA Municipal Water District)/(Union Bank, N.A. LOC), 0.110%, 2/6/2013	5,105,000
14,000,000	[3,4]	Los Angeles, CA CCD, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.100%, 2/7/2013	14,000,000
28,295,000		Los Angeles, CA, (Series C), 2.00% TRANs, 4/25/2013	28,410,555
55,000,000		Los Angeles, CA, (Series D), 2.00% TRANs, 5/30/2013	55,318,090
67,000,000		Los Angeles, CA, (Series E), 2.00% TRANs, 6/27/2013	67,475,761
16,400,000		Metropolitan Water District of Southern California, (Series 2000 B-4) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 2/6/2013	16,400,000
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.100%, 2/7/2013	10,125,000
9,045,000		Riverside County, CA Transportation Commission, (2009 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.100%, 2/7/2013	9,045,000
42,775,000		San Diego County, CA Regional Transportation Commission, (Series 2008A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.100%, 2/7/2013	42,775,000
11,200,000		San Diego County, CA Regional Transportation Commission, (Series 2008C) Weekly VRDNs (Mizuho Corporate Bank Ltd. LIQ), 0.090%, 2/7/2013	11,200,000
48,950,000		San Francisco, CA City & County Airport Commission, Second Series (Issue 36A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.080%, 2/6/2013	48,950,000
9,995,000	[3,4]	Santa Clara County, CA, Stage Trust (Series 2009-19C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.100%, 2/7/2013	9,995,000
20,000,000		Torrance, CA, 1.00% TRANs, 7/4/2013	20,062,713
		TOTAL	1,080,537,546
Semi-Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Colorado—1.1%
$3,350,000		Base Village, CO Metropolitan District No. 2, (Series 2008A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.110%, 2/7/2013	$3,350,000
1,630,000		Colorado Health Facilities Authority, (Series 1998c-1) Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/7/2013	1,630,000
8,625,000		Commerce City, CO Northern Infrastructure General Improvement District, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.110%, 2/7/2013	8,625,000
10,715,000		Denver Urban Renewal Authority, Stapleton Senior Tax Increment Revenue Bonds (Series 2008A-2) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.100%, 2/7/2013	10,715,000
16,880,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-493) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 2/7/2013	16,880,000
14,250,000		Jefferson County, CO School District No. R-001, (Series A), 1.50% TANs, 6/28/2013	14,323,642
8,755,000		Traer Creek Metropolitan Distirct, CO, (Series 2002) Weekly VRDNs (BNP Paribas SA LOC), 1.000%, 2/6/2013	8,755,000
15,800,000		Traer Creek Metropolitan Distirct, CO, (Series 2004) Weekly VRDNs (BNP Paribas SA LOC), 1.000%, 2/6/2013	15,800,000
10,645,000	[3,4]	University of Colorado Hospital Authority, Stage Trust (Series 2012-77C) Weekly VRDNs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.180%, 5/15/2013	10,645,000
		TOTAL	90,723,642
		Connecticut—0.3%
14,000,000		Bridgeport, CT, (2012 Series B), 1.25% TANs, 2/12/2013	14,003,948
14,000,000	[3,4]	Connecticut State Health & Educational Facilities, Eagles (Series 720053031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.100%, 2/7/2013	14,000,000
		TOTAL	28,003,948
		District of Columbia—0.8%
4,045,000		District of Columbia Revenue, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.150%, 2/1/2013	4,045,000
4,730,000		District of Columbia Revenue, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	4,730,000
8,000,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	8,000,000
12,640,000	[3,4]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2007-0056) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.210%, 2/7/2013	12,640,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		District of Columbia—continued
$14,195,000	[3,4]	District of Columbia Water & Sewer Authority, Stage Trust (Series 2008-21C), 0.30% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 7/25/2013	$14,195,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse, Zurich LIQ), 0.100%, 2/7/2013	26,665,000
		TOTAL	70,275,000
		Florida—5.5%
28,375,000	[3,4]	Broward County, FL, Clipper Tax-Exempt Certificates Trust (Series 2009-55) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.130%, 2/7/2013	28,375,000
6,000,000		Capital Trust Agency, FL, (Series 2008A) Weekly VRDNs (Atlantic Housing Foundation Properties)/(FNMA LOC), 0.100%, 2/7/2013	6,000,000
18,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT) (Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.100%, 2/7/2013	18,000,000
3,000,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.110%, 2/6/2013	3,000,000
13,170,000		Florida Higher Educational Facilities Financing Authority, (Series 2008) Weekly VRDNs (Ringling College of Art and Design, Inc.)/(PNC Bank, N.A. LOC), 0.110%, 2/6/2013	13,170,000
15,865,000	[3,4]	Florida State Board of Education, P-FLOATs (Series PZ-198) Weekly VRDNs (Florida State)/(Wells Fargo Bank, N.A. LIQ), 0.120%, 2/7/2013	15,865,000
4,705,000	[3,4]	Florida State, MERLOTS (Series 2008-C7) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.100%, 2/6/2013	4,705,000
39,750,000		JEA, FL Electric System, (Series Three 2008B-3) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.080%, 2/6/2013	39,750,000
45,985,000	[3,4]	Orange County, FL, Health Facilities Authority, SPEARs (Series DBE-1071) Weekly VRDNs (Orlando Health, Inc.)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.150%, 2/7/2013	45,985,000
113,750,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.120%, 2/7/2013	113,750,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.110%, 2/7/2013	22,600,000
10,000,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.090%, 2/7/2013	10,000,000
118,210,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.120%, 2/1/2013	118,210,000
9,650,000		Sunshine State Governmental Finance Commission, FL, (Series 2011C) Weekly VRDNs (Miami-Dade County, FL)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 2/7/2013	9,650,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$11,625,000		Sunshine State Governmental Finance Commission, FL, Callable Tax-Exempt Notes (Series H), 0.18% CP (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 5/9/2013	$11,625,000
10,000,000		Tampa, FL, (Baycare Health System), Health System Revenue Bonds MVRENs (Series 2012B), 0.200%, 2/7/2013	10,000,000
		TOTAL	470,685,000
		Georgia—2.6%
13,915,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.110%, 2/7/2013	13,915,000
11,600,000		Burke County, GA Development Authority, (Series 2010A) Weekly VRDNs (Oglethorpe Power Corp.)/(Bank of America N.A. LOC), 0.090%, 2/6/2013	11,600,000
3,810,000		Cobb County, GA Development Authority, (Series 2003) Weekly VRDNs (Young Men's Christian Association of Cobb County, GA, Inc.)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	3,810,000
10,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.150%, 2/7/2013	10,000,000
1,975,000		Columbus, GA Development Authority, (Series 2009) Weekly VRDNs (Foundation Properties, Inc.)/(FHLB of Atlanta LOC), 0.150%, 2/7/2013	1,975,000
1,920,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (Sophia Academy, Inc.)/(FHLB of Atlanta LOC), 0.150%, 2/7/2013	1,920,000
1,800,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2013	1,800,000
6,990,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (The Weber School, Inc.)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	6,990,000
3,755,000		Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (First Montessori School of Atlanta, Inc.)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	3,755,000
53,615,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.130%, 2/6/2013	53,615,000
5,740,000	[3,4]	Georgia State, GS Trust (Series 2006-85TP), 0.27% TOBs (Wells Fargo & Co. LIQ), Optional Tender 6/13/2013	5,740,000
13,340,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	13,340,000
5,000,000		Gwinnett County, GA Hospital Authority, (Series 2009) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FHLB of Atlanta LOC), 0.080%, 2/6/2013	5,000,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Georgia—continued
$65,330,000		Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.100%, 2/7/2013	$65,330,000
11,875,000		Paulding County, GA Hopital Aurhority, (Series 2012B) Weekly VRDNs (Wellstar Health System, Inc.)/(Northern Trust Co., Chicago, IL LOC), 0.080%, 2/7/2013	11,875,000
11,890,000		Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.100%, 2/6/2013	11,890,000
2,850,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.110%, 2/6/2013	2,850,000
1,780,000		Savannah, GA EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	1,780,000
		TOTAL	227,185,000
		Hawaii—0.1%
10,335,000	[3,4]	University of Hawaii, Stage Trust (Series 2008-11C), 0.30% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 7/25/2013	10,335,000
		Idaho—0.3%
27,375,000	[3,4]	Boise State University, Solar Eclipse (Series 2007-0002) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.100%, 2/7/2013	27,375,000
		Illinois—10.0%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.100%, 2/7/2013	12,410,000
29,085,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(BMO Harris Bank, N.A. LOC), 0.120%, 2/7/2013	29,085,000
3,700,000		Chicago, IL MFH Revenue, (Series 2012) Weekly VRDNs (Churchview Manor Senior Apartments)/(BMO Harris Bank, N.A. LOC), 0.150%, 2/7/2013	3,700,000
5,900,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.100%, 2/7/2013	5,900,000
10,940,000	[3,4]	Chicago, IL O'Hare International Airport, SPEARs (Series DBE-534) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 2/7/2013	10,940,000
17,000,000	[3,4]	Chicago, IL Water Revenue, Clipper Tax-Exempt Certificates Trust (Series 2012-1A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.100%, 2/7/2013	17,000,000
22,000,000		Chicago, IL, Neighborhoods Alive 21 (Series 2002B-3) Daily VRDNs (Royal Bank of Canada, Montreal LOC), 0.120%, 2/1/2013	22,000,000
19,855,000	[3,4]	Chicago, IL, SPEARs (Series DBE-308) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 2/7/2013	19,855,000
Semi-Annual Shareholder Report
9

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Illinois—continued
$5,175,000	Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.120%, 2/7/2013	$5,175,000
20,500,000	Illinois Development Finance Authority IDB Weekly VRDNs (Lyric Opera of Chicago)/(BMO Harris Bank, N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.090%, 2/6/2013	20,500,000
750,000	Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.300%, 2/7/2013	750,000
6,500,000	Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(PNC Bank, N.A. LOC), 0.120%, 2/6/2013	6,500,000
7,000,000	Illinois Finance Authority, (Advocate Health Care Network), Revenue Bonds MVRENs (Series 2011B), 0.220%, 2/7/2013	7,000,000
15,000,000	Illinois Finance Authority, (Series 1999 C) Weekly VRDNs (Resurrection Health Care Corp.)/(Barclays Bank PLC LOC), 0.100%, 2/7/2013	15,000,000
4,540,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.110%, 2/7/2013	4,540,000
24,635,000	Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Bradley University)/(Northern Trust Co., Chicago, IL LOC), 0.100%, 2/7/2013	24,635,000
37,750,000	Illinois Finance Authority, (Series 2008B) Weekly VRDNs (Northwest Community Hospital)/(Wells Fargo Bank, N.A. LOC), 0.100%, 2/7/2013	37,750,000
62,700,000	Illinois Finance Authority, (Series 2008C) Weekly VRDNs (Elmhurst Memorial Healthcare)/(RBS Citizens Bank N.A. LOC), 0.120%, 2/6/2013	62,700,000
92,900,000	Illinois Finance Authority, (Series 2008C-1) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.110%, 2/6/2013	92,900,000
38,775,000	Illinois Finance Authority, (Series 2008C-2B) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.110%, 2/6/2013	38,775,000
17,050,000	Illinois Finance Authority, (Series 2008D) Weekly VRDNs (Children's Memorial Hospital)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 2/7/2013	17,050,000
14,550,000	Illinois Finance Authority, (Series 2009) Weekly VRDNs (Concordia University)/(FHLB of Chicago LOC), 0.110%, 2/7/2013	14,550,000
2,000,000	Illinois Finance Authority, (Series 2009C) Weekly VRDNs (Carle Foundation)/(Northern Trust Co., Chicago, IL LOC), 0.100%, 2/7/2013	2,000,000
31,800,000	Illinois Finance Authority, (Series 2009E) Weekly VRDNs (Carle Foundation)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 2/7/2013	31,800,000
12,900,000	Illinois Finance Authority, (Series 2012) Weekly VRDNs (Illinois Wesleyan University)/(PNC Bank, N.A. LOC), 0.110%, 2/7/2013	12,900,000
76,640,000	Illinois Finance Authority, (Subseries C-3A) Weekly VRDNs (Advocate Health Care Network)/(Northern Trust Co., Chicago, IL LIQ), 0.090%, 2/6/2013	76,640,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$9,885,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2009-9C) Weekly VRDNs (OSF Health Care Systems)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.100%, 2/7/2013	$9,885,000
26,955,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2011-103C), 0.32% TOBs (Advocate Health Care Network)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/9/2014	26,955,000
9,995,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2012-99C), 0.37% TOBs (Advocate Health Care Network)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 11/14/2013	9,995,000
1,800,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/6/2013	1,800,000
27,275,000	[3,4]	Illinois Municipal Electric Agency, Solar Eclipse (Series 2006-0098) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.210%, 2/7/2013	27,275,000
2,100,000		Illinois State Toll Highway Authority, (2007 Series A-2a) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.090%, 2/7/2013	2,100,000
20,000,000		Illinois State Toll Highway Authority, (2007 Series A-2c) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.070%, 2/7/2013	20,000,000
49,500,000		Illinois State Toll Highway Authority, (2007 Series A-2d) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.080%, 2/7/2013	49,500,000
8,000,000		Illinois State Unemployment Insurance Fund Building Receipts, 2.00% Bonds, 6/15/2013	8,050,307
6,505,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2008-C26) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.200%, 2/6/2013	6,505,000
25,735,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 2/7/2013	25,735,000
19,685,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-442) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 2/7/2013	19,685,000
10,785,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-453) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 2/7/2013	10,785,000
31,575,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-476) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 2/7/2013	31,575,000
13,465,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-607) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 2/7/2013	13,465,000
6,995,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.110%, 2/7/2013	6,995,000
		TOTAL	862,360,307
Semi-Annual Shareholder Report
11

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Indiana—3.0%
$1,510,000		Dekko Foundation Educational Facilities Tax Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/7/2013	$1,510,000
10,000,000		Indiana Development Finance Authority, (Series 2012) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.200%, 3/1/2013	10,000,000
12,645,000		Indiana State Finance Authority (Hospital Revenue Bonds), (Series 2011D) Weekly VRDNs (Indiana University Health Obligated Group)/(Northern Trust Co., Chicago, IL LOC), 0.090%, 2/6/2013	12,645,000
12,000,000	[3,4]	Indiana State Finance Authority (Hospital Revenue Bonds), RBC Muni Trust (Series E-23) Weekly VRDNs (Indiana University Health Obligated Group)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.100%, 2/7/2013	12,000,000
105,000,000		Indiana State Finance Authority Industrial Revenue, (Series 2012), 0.20% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury), Mandatory Tender 7/1/2013	105,000,000
4,795,000		Indiana State Finance Authority, (Series 2009-C) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.110%, 2/7/2013	4,795,000
4,665,000		Indiana State Finance Authority, (Series 2009B) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.110%, 2/7/2013	4,665,000
35,000,000		Indiana State Finance Authority, (Series 2012B) Weekly VRDNs (Ohio Valley Electric Corp.)/(Sumitomo Mitsui Banking Corp. LOC), 0.090%, 2/7/2013	35,000,000
10,000,000		Indiana State Finance Authority, (Series 2012C) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Nova Scotia, Toronto LOC), 0.100%, 2/7/2013	10,000,000
12,425,000	[3,4]	Indiana State Finance Authority, Stage Trust (Series 2012-96C), 0.37% TOBs (Community Health Network)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), Optional Tender 11/14/2013	12,425,000
6,500,000		Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.130%, 2/7/2013	6,500,000
36,370,000		St. Joseph County, IN Hospital Authority, Health System Refunding Revenue Bonds (Series 2008B) Weekly VRDNs (Memorial Health System, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 2/6/2013	36,370,000
10,190,000		Valparaiso, IN EDRB, (Series 2008) Weekly VRDNs (Pines Village Retirement Community, Inc.)/(Bank of America N.A. LOC), 0.170%, 2/7/2013	10,190,000
		TOTAL	261,100,000
		Iowa—2.7%
12,715,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 0.100%, 2/7/2013	12,715,000
12,000,000		Iowa Finance Authority, (Series 2012) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.170%, 2/6/2013	12,000,000
Semi-Annual Shareholder Report
12

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Iowa—continued
$134,000,000		Iowa Finance Authority, (Series 2012), 0.18% TOBs (Iowa Fertilizer Co.)/(GTD by United States Treasury), Mandatory Tender 4/12/2013	$134,000,000
23,500,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.140%, 2/7/2013	23,500,000
13,900,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.170%, 2/6/2013	13,900,000
40,000,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.100%, 2/7/2013	40,000,000
		TOTAL	236,115,000
		Kansas—0.2%
5,000,000		Shawnee, KS, (Series 2008A) Weekly VRDNs (Pinegate West Associates LP)/(BMO Harris Bank, N.A. LOC), 0.100%, 2/7/2013	5,000,000
10,195,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 1993) Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 0.100%, 2/7/2013	10,195,000
		TOTAL	15,195,000
		Kentucky—0.5%
10,500,000		Boyle County, KY, (Series 2006) Weekly VRDNs (Ephraim McDowell Health Project)/(Branch Banking & Trust Co. LOC), 0.090%, 2/7/2013	10,500,000
16,000,000		Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-2), 0.200%, 2/7/2013	16,000,000
13,000,000		Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-3), 0.200%, 2/7/2013	13,000,000
3,805,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.100%, 2/1/2013	3,805,000
		TOTAL	43,305,000
		Louisiana—2.9%
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.220%, 2/6/2013	25,000,000
14,100,000	[3,4]	Lafayette, LA, Stage Trust (Series 2012-14C), 0.37% TOBs (Lafayette Consolidated Government)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), Optional Tender 11/1/2013	14,100,000
4,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.140%, 2/6/2013	4,000,000
3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.140%, 2/6/2013	3,350,000
20,970,000	[3,4]	Louisiana Public Facilities Authority, Solar Eclipse (Series 2007-0042) Weekly VRDNs (Tulane University, LA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.210%, 2/7/2013	20,970,000
Semi-Annual Shareholder Report
13

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Louisiana—continued
$22,000,000	[3,4]	Louisiana State Gas & Fuels First Lien, Eagles (Series 2012-0011) Weekly VRDNs (Citibank NA, New York LIQ), 0.120%, 2/7/2013	$22,000,000
15,270,000	[3,4]	Louisiana State Gas & Fuels second lien, PUTTERs (Series 2378) Weekly VRDNs (Deutsche Bank AG LIQ), 0.110%, 2/7/2013	15,270,000
103,000,000	[3,4]	Louisiana State Gas & Fuels second lien, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.100%, 2/7/2013	103,000,000
37,830,000	[3,4]	Louisiana State Gas & Fuels second lien, Stage Trust (Series 2008—6C) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.100%, 2/7/2013	37,830,000
5,400,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.140%, 2/7/2013	5,400,000
		TOTAL	250,920,000
		Maine—0.3%
3,360,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.100%, 2/7/2013	3,360,000
23,000,000		Maine State Housing Authority, (Series 2008H) Daily VRDNs (Bank of New York Mellon LIQ), 0.120%, 2/1/2013	23,000,000
		TOTAL	26,360,000
		Maryland—1.6%
7,450,000		Baltimore County, MD MFH, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.100%, 2/7/2013	7,450,000
8,050,000	[3,4]	Baltimore County, MD, Stage Trust (Series 2011-137C) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.100%, 2/7/2013	8,050,000
3,280,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.150%, 2/5/2013	3,280,000
48,760,000		Maryland Community Development Administration—Residential Revenue, (Series 2007J) Daily VRDNs (TD Bank, N.A. LIQ), 0.090%, 2/7/2013	48,760,000
26,050,000		Maryland Community Development Administration—Residential Revenue, (Series 2007M) Daily VRDNs (TD Bank, N.A. LIQ), 0.090%, 2/7/2013	26,050,000
1,093,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.150%, 2/5/2013	1,093,000
33,030,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2010) Weekly VRDNs (Stevenson University, MD)/(Bank of America N.A. LOC), 0.100%, 2/7/2013	33,030,000
1,464,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.200%, 2/5/2013	1,464,000
Semi-Annual Shareholder Report
14

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Maryland—continued
$3,170,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.150%, 2/1/2013	$3,170,000
8,505,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.110%, 2/1/2013	8,505,000
		TOTAL	140,852,000
		Massachusetts—0.9%
9,800,000		Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs (Bank of America N.A. LIQ), 0.140%, 2/1/2013	9,800,000
20,000,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.120%, 2/7/2013	20,000,000
10,000,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.18% CP (Sumitomo Mitsui Banking Corp. LIQ), Mandatory Tender 3/7/2013	10,000,000
8,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.190%, 2/7/2013	8,000,000
8,100,000		Massachusetts Development Finance Agency, (Series U-3) Weekly VRDNs (Boston University)/(Northern Trust Co., Chicago, IL LOC), 0.090%, 2/7/2013	8,100,000
14,000,000		Massachusetts State Health & Educational Facility, (2005 Series J-1) Weekly VRDNs (Amherst College), 0.080%, 2/7/2013	14,000,000
5,905,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.190%, 2/7/2013	5,905,000
		TOTAL	75,805,000
		Michigan—3.3%
3,900,000	[3,4]	Detroit, MI City School District, Solar Eclipse (Series 2006-0001) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.100%, 2/7/2013	3,900,000
11,575,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.140%, 2/7/2013	11,575,000
29,150,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 2/7/2013	29,150,000
500,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.110%, 2/6/2013	500,000
11,000,000		Michigan Finance Authority, (Series 2012B-1), 2.00% RANs, 8/20/2013	11,098,018
65,000,000		Michigan Finance Authority, (Series 2012B-2), 2.00% RANs (JPMorgan Chase Bank, N.A. LOC), 8/20/2013	65,614,384
13,915,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 2/7/2013	13,915,000
Semi-Annual Shareholder Report
15

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Michigan—continued
$4,400,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Adrian College)/(Comerica Bank LOC), 0.150%, 2/7/2013	$4,400,000
9,000,000		Michigan Higher Education Facilities Authority, (Series 2008B) Weekly VRDNs (Thomas M Cooley Law School)/(FHLB of Boston LOC), 0.090%, 2/7/2013	9,000,000
8,660,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-6), 0.190%, 2/7/2013	8,660,000
10,500,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-7), 0.190%, 2/7/2013	10,500,000
7,100,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-8), 0.190%, 2/7/2013	7,100,000
1,000,000	[3,4]	Michigan State Hospital Financial Authority, ROCs (Series 14016) Weekly VRDNs (Ascension Health Alliance Subordinate Credit Group)/(Citibank NA, New York LIQ), 0.110%, 2/7/2013	1,000,000
7,000,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 2/7/2013	7,000,000
990,000		Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 0.110%, 2/7/2013	990,000
8,720,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.140%, 2/7/2013	8,720,000
5,165,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.110%, 2/7/2013	5,165,000
1,000,000		Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (YMCA of Metropolitan Detroit)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 2/7/2013	1,000,000
11,500,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Van Andel Research Institute)/(Bank of America N.A. LOC), 0.090%, 2/6/2013	11,500,000
33,175,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.100%, 2/7/2013	33,175,000
905,000		Michigan Strategic Fund, (Series 2011) Weekly VRDNs (Greenpath, Inc.)/(PNC Bank, N.A. LOC), 0.110%, 2/7/2013	905,000
3,245,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 2/6/2013	3,245,000
34,320,000		Wayne County, MI Airport Authority, (Series 2010F) Weekly VRDNs (Detroit Metropolitan Wayne County Airport)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 2/6/2013	34,320,000
		TOTAL	282,432,402
		Minnesota—1.1%
1,405,000		Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.090%, 2/7/2013	1,405,000
Semi-Annual Shareholder Report
16

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Minnesota—continued
$4,550,000		Cohasset, MN, (Series 2000) Weekly VRDNs (Minnesota Power, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 2/7/2013	$4,550,000
6,000,000		Little Falls, MN ISD 482, (Series 2012A), 1.50% TANs (GTD by Minnesota State), 9/27/2013	6,044,819
2,600,000		Minneapolis, MN, (Series 1994) Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC), 0.140%, 2/1/2013	2,600,000
13,000,000		Minneapolis, MN, Housing Development Refunding Revenue Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.090%, 2/7/2013	13,000,000
10,045,000		Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.100%, 2/7/2013	10,045,000
13,965,000		Minnesota State Higher Education Facility Authority, (Series Five-L) Weekly VRDNs (University of St. Thomas)/(U.S. Bank, N.A. LOC), 0.090%, 2/6/2013	13,965,000
18,945,000		Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.100%, 2/7/2013	18,945,000
700,000		Minnetonka, MN, MFH Refunding Revenue Bonds (Series 1995) Weekly VRDNs (Southampton Apartments (MN))/(U.S. Bank, N.A. LOC), 0.100%, 2/7/2013	700,000
2,655,000		New Hope, MN, (Series 2003A) Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.090%, 2/7/2013	2,655,000
4,560,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.090%, 2/7/2013	4,560,000
1,500,000		Robbinsdale, MN, (Series 2004C) Weekly VRDNs (Copperfield Hill)/(Bank of America N.A. LOC), 0.350%, 2/1/2013	1,500,000
3,000,000		South St. Paul, MN ISD No. 006, (Series 2012B), 0.80% TANs (GTD by Minnesota State), 9/27/2013	3,009,942
3,900,000		St. Cloud, MN ISD No. 742, (Series 2012B), 1.50% TANs (GTD by Minnesota State), 8/13/2013	3,924,664
5,000,000		St. Francis, MN ISD#015, (Series B), 1.50% TANs (GTD by Minnesota State), 9/7/2013	5,036,313
		TOTAL	91,940,738
		Mississippi—0.8%
44,170,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (200 Renaissance, LLC)/(FHLB of Atlanta LOC), 0.100%, 2/7/2013	44,170,000
6,500,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (Horn Island Realty LLC)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2013	6,500,000
12,310,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.100%, 2/7/2013	12,310,000
Semi-Annual Shareholder Report
17

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Mississippi—continued
$10,000,000		Perry County, MS, (Series 2002) Weekly VRDNs (Leaf River Forest Products, Inc.)/(Bank of Nova Scotia, Toronto LOC), 0.090%, 2/7/2013	$10,000,000
		TOTAL	72,980,000
		Missouri—2.0%
8,575,000		Golden Valley, MO Memorial Hospital District, (Series 2006) Weekly VRDNs (UMB Bank, N.A. LOC), 0.200%, 2/7/2013	8,575,000
61,675,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008E) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.110%, 2/6/2013	61,675,000
20,865,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008F) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.110%, 2/6/2013	20,865,000
12,950,000	[3,4]	Missouri Joint Municipal Electric Utility Commision, PUTTERs (Series 4133) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.130%, 2/7/2013	12,950,000
25,610,000	[3,4]	Missouri State HEFA, Stage Trust (Series 2012-107C), 0.37% TOBs (Mercy Health Systems)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 12/5/2013	25,610,000
26,000,000		Southwest City, MO IDA, (Series 2009) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.120%, 2/7/2013	26,000,000
20,000,000		St. Louis, MO, 2.00% TRANs, 5/30/2013	20,115,004
		TOTAL	175,790,004
		Multi-State—0.0%
800,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT) (Series 2009-76) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.150%, 2/7/2013	800,000
		Nebraska—1.1%
81,090,000		Central Plains Energy Project, (Project #2) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.100%, 2/7/2013	81,090,000
10,000,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.150%, 2/7/2013	10,000,000
		TOTAL	91,090,000
		Nevada—2.1%
40,000,000		Clark County, NV Airport System, Junior Subordinate Lien Revenue Notes (Series 2012A-2), 2.00% BANs, 7/1/2013	40,270,495
6,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-1) Weekly VRDNs (Citibank NA, New York LOC), 0.110%, 2/6/2013	6,500,000
59,850,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-3) Weekly VRDNs (Bank of America N.A. LOC), 0.110%, 2/6/2013	59,850,000
Semi-Annual Shareholder Report
18

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Nevada—continued
$28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse, Zurich LIQ), 0.100%, 2/7/2013	$28,500,000
43,500,000		Reno, NV Capital Improvement Revenue Bonds, (Series 2005A) Weekly VRDNs (Bank of America N.A. LOC), 0.130%, 2/7/2013	43,500,000
		TOTAL	178,620,495
		New Hampshire—0.3%
15,855,000		New Hampshire HEFA, (Series 2007) Weekly VRDNs (New London Hospital)/(Bank of New York Mellon LOC), 0.100%, 2/7/2013	15,855,000
11,540,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2003) Weekly VRDNs (Dartmouth College, NH)/(U.S. Bank, N.A. LIQ), 0.100%, 2/6/2013	11,540,000
		TOTAL	27,395,000
		New Jersey—1.7%
5,484,000		Cinnaminson, NJ, (Series 2012A), 1.50% BANs, 5/23/2013	5,495,074
6,000,000		Clinton Township, NJ, 1.00% BANs, 1/31/2014	6,031,533
8,478,000		Freehold Township, NJ, 1.00% BANs, 12/18/2013	8,516,458
9,462,800		Glen Rock, NJ, 1.00% BANs, 1/17/2014	9,507,930
15,000,000		Livingston Township, NJ, 1.00% BANs, 2/15/2013	15,003,698
4,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2008C) Weekly VRDNs (AHS Hospital Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 2/7/2013	4,000,000
6,350,000		New Jersey Health Care Facilities Financing Authority, (Series 2011C) Weekly VRDNs (Barnabas Health)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 2/6/2013	6,350,000
1,250,000		New Jersey State Transportation Trust Fund Authority, (Series 2009D) Weekly VRDNs (New Jersey State)/(Wells Fargo Bank, N.A. LOC), 0.090%, 2/6/2013	1,250,000
28,170,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 2/7/2013	28,170,000
13,300,000		Readington Township, NJ, 1.00% BANs, 1/31/2014	13,379,184
13,300,000		Readington Township, NJ, 1.00% BANs, 2/1/2013	13,300,000
15,000,000		Teaneck, NJ, 1.00% BANs, 4/26/2013	15,019,573
24,000,000		Vineland, NJ, 1.00% BANs, 7/18/2013	24,057,352
		TOTAL	150,080,802
		New Mexico—1.5%
126,140,000		New Mexico Municipal Energy Acquisition Authority, (Series 2009: Gas Supply Revenue Bonds) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.100%, 2/7/2013	126,140,000
Semi-Annual Shareholder Report
19

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—13.8%
$12,061,359		Dundee, NY CSD, 1.25% BANs, 6/20/2013	$12,091,031
17,728,019		Ithaca, NY, (Series 2012A), 1.00% BANs, 2/15/2013	17,732,746
14,990,000		MTA Dedicated Tax Fund, (Series 2008B-1) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.090%, 2/7/2013	14,990,000
34,055,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008B) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LIQ), 0.090%, 2/6/2013	34,055,000
20,000,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008D-1) Weekly VRDNs (Bank of New York Mellon LIQ), 0.090%, 2/6/2013	20,000,000
63,000,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 0.120%, 2/6/2013	63,000,000
18,630,000		New York City Housing Development Corp., (Series 2009A) Weekly VRDNs (Q Student Redsidences, LLC)/(RBS Citizens Bank N.A. LOC), 0.120%, 2/7/2013	18,630,000
7,000,000		New York City Housing Development Corp., (Series 2012A) Weekly VRDNs (Atlantic Yards B2 Owner LLC)/(Bank of New York Mellon LOC), 0.070%, 2/6/2013	7,000,000
15,200,000		New York City Housing Development Corp., (Series 2012M), 0.20% TOBs 10/1/2013	15,200,000
26,900,000		New York City Housing Development Corp., Bruckner by the Bridge (Series 2008A) Weekly VRDNs (Bank of America N.A. LOC), 0.110%, 2/6/2013	26,900,000
50,000,000		New York City Liberty Development Corp., (Series A-1), 0.25% TOBs (3 World Trade Center)/(GTD by United States Treasury) 8/22/2013	50,000,000
11,375,000		New York City, NY Municipal Water Finance Authority, (Senior Revenue Bonds) (Fiscal 2008 Series B-4) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.090%, 2/7/2013	11,375,000
61,000,000		New York City, NY Municipal Water Finance Authority, (Series 2013AA-2) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.090%, 2/7/2013	61,000,000
13,405,000		New York City, NY Municipal Water Finance Authority, (Series 6), 0.20% CP, Mandatory Tender 2/6/2013	13,405,000
50,000,000		New York City, NY Municipal Water Finance Authority, (Series 6), 0.24% CP, Mandatory Tender 2/6/2013	50,000,000
74,900,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (KBC Bank N.V. LIQ), 0.200%, 2/1/2013	74,900,000
13,815,000	[3,4]	New York City, NY Municipal Water Finance Authority, Stage Trust (Series 2012-105C), 0.37% TOBs (Wells Fargo Bank, N.A. LIQ) 12/5/2013	13,815,000
10,940,000		New York City, NY TFA, New York City Recovery Bonds (2003 Series 3-G) Weekly VRDNs (Bank of New York Mellon LIQ), 0.070%, 2/6/2013	10,940,000
Semi-Annual Shareholder Report
20

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	New York—continued
$40,925,000	New York City, NY TFA, New York City Recovery Bonds (Subseries 2003A-1) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.130%, 2/6/2013	$40,925,000
52,885,000	New York City, NY, (Fiscal 2003 Series C-3A) Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.090%, 2/7/2013	52,885,000
65,400,000	New York City, NY, (Fiscal 2003 Series C-4) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.090%, 2/7/2013	65,400,000
47,300,000	New York City, NY, (Fiscal 2004 Series H-8) Weekly VRDNs (Bank of America N.A. LOC), 0.090%, 2/6/2013	47,300,000
68,375,000	New York City, NY, (Fiscal 2006 Series E-4) Weekly VRDNs (Bank of America N.A. LOC), 0.130%, 2/7/2013	68,375,000
8,200,000	New York City, NY, (Fiscal 2006 Series F-3) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.090%, 2/7/2013	8,200,000
5,310,000	New York City, NY, (Fiscal 2006 Series I-3) Daily VRDNs (Bank of America N.A. LOC), 0.130%, 2/1/2013	5,310,000
8,750,000	New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.140%, 2/7/2013	8,750,000
19,600,000	New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 0.140%, 2/7/2013	19,600,000
30,000,000	New York City, NY, (Fiscal 2008 Subseries L-3) Daily VRDNs (Bank of America N.A. LIQ), 0.140%, 2/1/2013	30,000,000
42,000,000	New York City, NY, (Fiscal 2012 Series A-4) Daily VRDNs (KBC Bank N.V. LOC), 0.180%, 2/1/2013	42,000,000
20,000,000	New York Liberty Development Corporation, 0.25% TOBs (3 World Trade Center)/(GTD by United States Treasury) 8/22/2013	20,000,000
38,800,000	New York State Energy Research & Development Authority, (Series 2005A-2) Weekly VRDNs (Consolidated Edison Co.)/(Mizuho Bank Ltd. LOC), 0.090%, 2/6/2013	38,800,000
32,540,000	New York State HFA, (Series 2009A: 505 West 37th Street Housing) Weekly VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.180%, 2/6/2013	32,540,000
35,300,000	New York State HFA, (Series 2009B: 505 West 37th Street Housing) Weekly VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.180%, 2/6/2013	35,300,000
12,250,000	New York State HFA, (Series A) Weekly VRDNs (2180 Broadway)/(Wells Fargo Bank, N.A. LOC), 0.090%, 2/6/2013	12,250,000
7,500,000	New York State Local Government Assistance Corp., (Subordinate Series 2008B-7V) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.090%, 2/6/2013	7,500,000
30,000,000	New York State Urban Development Corp., (Subseries 2008A-1) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.090%, 2/7/2013	30,000,000
60,000,000	Oyster Bay, NY, (Series 2012A), 2.50% BANs, 3/8/2013	60,117,404
40,000,000	Rochester, NY, (Series 2012-I), 1.00% BANs, 2/15/2013	40,010,677
Semi-Annual Shareholder Report
21

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$10,440,000		Tarrytowns, NY Union Free School District, 1.50% BANs, 2/15/2013	$10,444,777
		TOTAL	1,190,741,635
		North Carolina—1.2%
18,980,000		Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.200%, 2/7/2013	18,980,000
5,060,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	5,060,000
3,700,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	3,700,000
3,255,000		North Carolina Capital Facilities Finance Agency, (Series 2006) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	3,255,000
8,040,000		North Carolina Capital Facilities Finance Agency, (Series 2007) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	8,040,000
7,135,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Countryside Montessori School)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2013	7,135,000
9,105,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	9,105,000
5,330,000		North Carolina Capital Facilities Finance Agency, (Series 2009) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	5,330,000
7,500,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	7,500,000
5,515,000	[3,4]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 0.27% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 6/13/2013	5,515,000
4,585,000		North Carolina State Ports Authority, (Series 2008) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	4,585,000
28,915,000		Piedmont Triad Airport Authority, NC, (Series A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.090%, 2/7/2013	28,915,000
		TOTAL	107,120,000
		North Dakota—0.3%
29,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (J.R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.140%, 2/6/2013	29,124,000
		Ohio—1.7%
5,955,000		Avon, OH, 1.00% BANs, 6/27/2013	5,970,406
Semi-Annual Shareholder Report
22

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Ohio—continued
$32,540,000		Columbus, OH Regional Airport Authority, (Senior Series 2006) Weekly VRDNs (OASBO Expanded Asset Pooled Financing Program)/(U.S. Bank, N.A. LOC), 0.110%, 2/7/2013	$32,540,000
900,000		Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 2/7/2013	900,000
10,000,000		Franklin County, OH Hospital Facility Authority, (Series 2008D) Weekly VRDNs (Nationwide Children's Hospital)/(PNC Bank, N.A. LIQ), 0.100%, 2/7/2013	10,000,000
20,000,000		Montgomery County, OH, (Series 2008C-2) Weekly VRDNs (Catholic Health Initiatives)/(U.S. Bank, N.A. LIQ), 0.110%, 2/6/2013	20,000,000
11,000,000		Ohio State Higher Educational Facility Commission, (Series 2008B) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 0.150%, 2/6/2013	11,000,000
13,415,000		Ohio State Higher Educational Facility Commission, (Series 2008E) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 0.140%, 2/6/2013	13,415,000
10,700,000		Ohio State Higher Educational Facility Commission, (Series A) Weekly VRDNs (John Carroll University, OH)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 2/7/2013	10,700,000
5,200,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Tax-Exempt Certificates Trust (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.100%, 2/7/2013	5,200,000
33,400,000		Ohio State Revenue, (Series 2012A), 0.35% BANs (Ohio Revitalization Program), 5/30/2013	33,400,000
		TOTAL	143,125,406
		Oklahoma—0.1%
6,570,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.130%, 2/7/2013	6,570,000
		Pennsylvania—3.0%
17,800,000		Beaver County, PA IDA, (Series 2006-A) Weekly VRDNs (FirstEnergy Corp.)/(UBS AG LOC), 0.110%, 2/6/2013	17,800,000
11,800,000		Bucks County, PA IDA, (Series A of 2008) Weekly VRDNs (Grand View Hospital)/(TD Bank, N.A. LOC), 0.080%, 2/7/2013	11,800,000
2,900,000		Chester County, PA IDA, (Series 2003) Weekly VRDNs (West Chester University)/(FHLB of Pittsburgh LOC), 0.090%, 2/6/2013	2,900,000
1,370,000		Chester County, PA IDA, (Series of 2001) Weekly VRDNs (Malvern Preparatory School)/(Citizens Bank of Pennsylvania LOC), 0.200%, 2/7/2013	1,370,000
4,900,000		Cumberland County, PA Municipal Authority, (Series 2008B) Weekly VRDNs (Presbyterian Homes Obligated Group)/(Bank of America N.A. LOC), 0.110%, 2/7/2013	4,900,000
Semi-Annual Shareholder Report
23

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—continued
$1,845,000		Cumberland County, PA Municipal Authority, (Series 2008C) Weekly VRDNs (Presbyterian Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.120%, 2/7/2013	$1,845,000
17,000,000		Dallastown Area School District, PA, (Series 2012) VRNs, 1.513%, 4/1/2013	17,037,197
27,945,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.120%, 2/7/2013	27,945,000
5,000,000	[3,4]	Hempfield, PA School District, RBC Muni Trust (Series 2011-E30) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.100%, 2/7/2013	5,000,000
8,645,000		Montgomery County, PA IDA Weekly VRDNs (Waverly Heights, Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.130%, 2/7/2013	8,645,000
7,185,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.100%, 2/7/2013	7,185,000
2,030,000		Pennsylvania EDFA, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(PNC Bank, N.A. LOC), 0.120%, 2/7/2013	2,030,000
8,000,000		Pennsylvania EDFA, (Series 2012C) Weekly VRDNs (Pennsylvania State Unemployment Compensation Fund)/(PNC Bank, N.A. LOC), 0.110%, 2/6/2013	8,000,000
20,140,000	[3,4]	Pennsylvania EDFA, Stage Trust (Series 2009-81C) Weekly VRDNs (Aqua Pennsylvania, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.100%, 2/7/2013	20,140,000
2,870,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(GTD by FHLMC), 0.100%, 2/7/2013	2,870,000
3,905,000		Pennsylvania State Higher Education Facilities Authority, (2008 Series A) Weekly VRDNs (University of Pennsylvania Health System)/(Bank of America N.A. LOC), 0.070%, 2/6/2013	3,905,000
4,600,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 2/7/2013	4,600,000
2,730,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Holy Family University)/(TD Bank, N.A. LOC), 0.100%, 2/7/2013	2,730,000
100,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.100%, 2/7/2013	100,000
4,835,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.100%, 2/7/2013	4,835,000
19,870,000	[3,4]	Pennsylvania State Turnpike Commission, RBC Muni Trust (Series E-22) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.100%, 2/7/2013	19,870,000
6,550,000		Philadelphia, PA Authority for Industrial Development, (2007 Series B-3) Weekly VRDNs (PNC Bank, N.A. LOC), 0.100%, 2/7/2013	6,550,000
Semi-Annual Shareholder Report
24

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Pennsylvania—continued
$47,000,000	Philadelphia, PA School District, (Series F of 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.100%, 2/7/2013	$47,000,000
3,520,000	Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.100%, 2/7/2013	3,520,000
22,635,000	Washington County, PA Hospital Authority, (Series 2007B) Weekly VRDNs (Washington Hospital, PA)/(PNC Bank, N.A. LOC), 0.110%, 2/7/2013	22,635,000
	TOTAL	255,212,197
	South Carolina—0.3%
2,175,000	South Carolina Education Facilities Authority Weekly VRDNs (Newberry College)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	2,175,000
4,200,000	South Carolina Jobs-EDA, (Series 2002) Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC), 0.130%, 2/7/2013	4,200,000
8,890,000	South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.100%, 2/7/2013	8,890,000
4,000,000	South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.200%, 2/7/2013	4,000,000
4,890,000	South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	4,890,000
	TOTAL	24,155,000
	Tennessee—1.2%
13,500,000	Blount County, TN Public Building Authority, (Series E-6-A) Weekly VRDNs (Bradley County, TN)/(Branch Banking & Trust Co. LOC), 0.100%, 2/6/2013	13,500,000
5,365,000	Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.100%, 2/6/2013	5,365,000
1,470,000	Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.100%, 2/6/2013	1,470,000
11,115,000	Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-D) Daily VRDNs (Jefferson County, TN)/(KBC Bank N.V. LOC), 0.410%, 2/1/2013	11,115,000
10,100,000	Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-4-A) Daily VRDNs (Hamblen County, TN)/(KBC Bank N.V. LOC), 0.410%, 2/1/2013	10,100,000
25,415,000	Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Credit Group), MVRENs (Series 2001B-1), 0.190%, 2/7/2013	25,415,000
4,630,000	Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	4,630,000
Semi-Annual Shareholder Report
25

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Tennessee—continued
$10,095,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-3) Daily VRDNs (Morgan County, TN)/(KBC Bank N.V. LOC), 0.410%, 2/1/2013	$10,095,000
19,600,000		Wilson County, TN Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC), 0.110%, 2/7/2013	19,600,000
		TOTAL	101,290,000
		Texas—9.9%
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.110%, 2/7/2013	3,500,000
6,185,000		Carrollton-Farmers Branch, TX ISD, 5.00% Bonds (GTD by Texas PSFG Program), 2/15/2013	6,196,230
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT) (Series 2009-64) Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.130%, 2/7/2013	24,150,000
10,415,000	[3,4]	Denton, TX ISD, SPEARs (Series DB-513) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.110%, 2/7/2013	10,415,000
28,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.22% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 8/5/2013	28,000,000
57,500,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.23% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 6/5/2013	57,500,000
9,815,000	[3,4]	Harris County, TX Cultural Education Facilities Finance Corp., Stage Trust (Series 2011-05C), 0.30% TOBs (Texas Medical Center Central Heating)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/25/2013	9,815,000
16,290,000		Harris County, TX Education Facilities Finance Corp., (Series 2008B) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Bank of America N.A. LOC), 0.150%, 2/1/2013	16,290,000
16,000,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Bank of America N.A. LOC), 0.150%, 2/1/2013	16,000,000
46,300,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C) Weekly VRDNs (Memorial Hermann Healthcare System)/(Wells Fargo Bank, N.A. LOC), 0.090%, 2/7/2013	46,300,000
34,450,000		Harris County, TX Education Facilities Finance Corp., (Series 2008D-1) Weekly VRDNs (Memorial Hermann Healthcare System)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 2/7/2013	34,450,000
22,745,000		Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(JPMorgan Chase Bank, N.A. and Wells Fargo Bank, N.A. LIQs), 0.110%, 2/7/2013	22,745,000
20,000,000		Harris County, TX HFDC, (Series 2008B) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wells Fargo Bank, N.A. LIQs), 0.110%, 2/7/2013	20,000,000
Semi-Annual Shareholder Report
26

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$11,000,000	[3,4]	Harris County, TX HFDC, RBC Muni Trust (Series E-27) Weekly VRDNs (Memorial Hermann Healthcare System)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.100%, 2/7/2013	$11,000,000
47,460,000		Houston, TX Combined Utility System, (Series 2004B-5) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.090%, 2/7/2013	47,460,000
11,285,000	[3,4]	Irving, TX ISD, SPEARs (Series DB-603) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.170%, 2/7/2013	11,285,000
13,665,000	[3,4]	Judson, TX ISD, SPEARs (Series DB-423) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.160%, 2/7/2013	13,665,000
9,380,000		Kendall County, TX HFDC, (Series 2008) Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 2/7/2013	9,380,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs (Series 12266) Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.130%, 2/7/2013	5,130,000
18,965,000	[3,4]	Longview, TX ISD, Stage Trust (Series 2008-45C), 0.37% TOBs (GTD by Texas PSFG Program)/(Wells Fargo & Co. LIQ), Optional Tender 12/11/2013	18,965,000
16,830,000	[3,4]	Love Field Airport Modernization Corporation, TX, Stage Trust (Series 2011-11C), 0.37% TOBs (Southwest Airlines Co.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 12/11/2013	16,830,000
11,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.130%, 2/6/2013	11,000,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.130%, 2/6/2013	25,000,000
33,595,000	[3,4]	San Antonio, TX Electric & Gas System, Municipal Securities Trust Receipts (Series 1997-SG-105) Weekly VRDNs (Societe Generale, Paris LIQ)/(United States Treasury PRF), 0.450%, 2/7/2013	33,595,000
15,000,000		San Antonio, TX Housing Finance Corp., (Series 2008) Weekly VRDNs (Artisan at San Pedro Creek Apartments)/(FHLMC LOC), 0.100%, 2/7/2013	15,000,000
25,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-1) Weekly VRDNs (Christus Health System)/(PNC Bank, N.A. LOC), 0.100%, 2/6/2013	25,000,000
50,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-3) Weekly VRDNs (Christus Health System)/(Bank of Montreal LOC), 0.090%, 2/6/2013	50,000,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.110%, 2/7/2013	8,685,000
23,000,000	[3,4]	Texas State, Municipal Securities Trust Receipts (Series 2007-SGC-9) Weekly VRDNs (Societe Generale, Paris LIQ), 0.130%, 2/7/2013	23,000,000
Semi-Annual Shareholder Report
27

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$100,000,000	[3,4]	Texas State, PUTTERs (Series 4262) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.120%, 2/1/2013	$100,000,000
10,000,000	[3,4]	Texas State, PUTTERs (Series 4263) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.120%, 2/1/2013	10,000,000
90,000,000	[3,4]	Texas State, PUTTERs (Series 4264) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.120%, 2/1/2013	90,000,000
8,300,000		Texas State, Veterans Bonds (Series 2012A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.090%, 2/6/2013	8,300,000
10,270,000	[3,4]	Texas Water Development Board, MERLOTS (Series 2008-C51), 0.30% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 8/7/2013	10,270,000
11,185,000	[3,4]	Waco, TX Education Finance Corp., Stage Trust (Series 2012-94C), 0.37% TOBs (Baylor University)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ) 11/14/2013	11,185,000
		TOTAL	850,111,230
		Virginia—1.7%
10,000,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	10,000,000
5,000,000		Fairfax County, VA IDA, (Inova Health System), MVRENs (Series 2012 C), 0.180%, 2/7/2013	5,000,000
8,000,000		Fairfax County, VA IDA, (Series 2005C-2) Weekly VRDNs (Inova Health System)/(Northern Trust Co., Chicago, IL LOC), 0.100%, 2/6/2013	8,000,000
6,000,000		Fairfax County, VA IDA, (Series A-2) Weekly VRDNs (Inova Health System), 0.090%, 2/7/2013	6,000,000
50,655,000		Loudoun County, VA IDA, (Series 2003C) Weekly VRDNs (Howard Hughes Medical Institute), 0.080%, 2/6/2013	50,655,000
9,375,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	9,375,000
16,435,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	16,435,000
9,200,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), MVRENs (Series 2010 C), 0.220%, 2/7/2013	9,200,000
20,835,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	20,835,000
8,000,000		Virginia Small Business Financing Authority, (Series 2008A) Weekly VRDNs (Hampton University)/(PNC Bank, N.A. LOC), 0.100%, 2/7/2013	8,000,000
		TOTAL	143,500,000
		Washington—0.4%
3,360,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.100%, 2/7/2013	3,360,000
Semi-Annual Shareholder Report
28

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Washington—continued
$12,930,000	[3,4]	Washington State Health Care Facilities Authority, Stage Trust (Series 2008-48C), 0.30% TOBs (Virginia Mason Medical Center)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 7/25/2013	$12,930,000
16,560,000		Washington State Higher Education Facilities Authority, (Series 2007) Weekly VRDNs (Saint Martin's University)/(U.S. Bank, N.A. LOC), 0.100%, 2/7/2013	16,560,000
		TOTAL	32,850,000
		West Virginia—1.0%
50,080,000		Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.110%, 2/7/2013	50,080,000
10,800,000		West Virginia EDA Solid Waste Disposal Facilities, (Series 2009A) Weekly VRDNs (Appalachian Power Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.100%, 2/7/2013	10,800,000
23,600,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.100%, 2/7/2013	23,600,000
		TOTAL	84,480,000
		Wisconsin—1.6%
22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT) (Series 2009-6) Weekly VRDNs (Wisconsin State)/(State Street Bank and Trust Co. LIQ), 0.100%, 2/7/2013	22,000,000
4,000,000		Milwaukee, WI, (Series 2012 C-6), 0.210%, 3/1/2013	4,000,000
3,935,000		Wausau, WI CDA, (Series 2008A) Weekly VRDNs (Clover Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 2/7/2013	3,935,000
20,000,000		Wisconsin HEFA, (Series 2010C), 0.21% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 3/6/2013	20,000,000
23,165,000		Wisconsin State HEFA Weekly VRDNs (Ripon College)/(BMO Harris Bank, N.A. LOC), 0.100%, 2/7/2013	23,165,000
3,770,000		Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.430%, 2/7/2013	3,770,000
4,625,000		Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.100%, 2/7/2013	4,625,000
3,820,000		Wisconsin State HEFA, (Series 2009) Weekly VRDNs (Lawrence University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 2/7/2013	3,820,000
28,160,000		Wisconsin State, GO Extendible Municipal Commercial Paper, 0.180%, 7/1/2013	28,160,000
22,915,000	[3,4]	Wisconsin State, Stage Trust (Series 2012-111C), 0.27% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 6/13/2013	22,915,000
		TOTAL	136,390,000
		Wyoming—0.1%
760,000		Sweetwater County, WY PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.100%, 2/6/2013	760,000
Semi-Annual Shareholder Report
29

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wyoming—continued
$6,900,000	Sweetwater County, WY PCRB, (Series 1990A) Weekly VRDNs (Pacificorp)/(Barclays Bank PLC LOC), 0.100%, 2/6/2013	$6,900,000
555,000	Wyoming Student Loan Corp., (Senior Series 2010A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.100%, 2/7/2013	555,000
	TOTAL	8,215,000
	TOTAL MUNICIPAL INVESTMENTS—100.3% (AT AMORTIZED COST)[5]	8,635,091,352
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[6]	(28,705,650)
	TOTAL NET ASSETS—100%	$8,606,385,702
At January 31, 2013, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2013, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2013, these restricted securities amounted to $1,683,230,000, which represented 19.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2013, these liquid restricted securities amounted to $1,683,230,000, which represented 19.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Semi-Annual Shareholder Report
30

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Semi-Annual Shareholder Report
31

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDR	—Economic Development Revenue
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
ISD	—Independent School District
LIQs	—Liquidity Agreements
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PRF	—Prerefunded
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRNs	—Variable Rate Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
32

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.002	0.015	0.028
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.002	0.015	0.028
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)	(0.015)	(0.028)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)	(0.015)	(0.028)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.04%	0.10%	0.18%	1.49%	2.79%
Ratios to Average Net Assets:
Net expenses	0.19%[3]	0.21%[4]	0.21%[4]	0.22%[4]	0.23%[4]	0.20%[4]
Net investment income	0.02%[3]	0.03%	0.10%	0.17%	1.34%	2.67%
Expense waiver/reimbursement[5]	0.09%[3]	0.08%	0.08%	0.07%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,100,218	$6,671,609	$9,147,097	$8,290,468	$14,743,753	$10,053,590
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.21%, 0.21%, 0.22%, 0.23% and 0.20% for the years ended July 31, 2012, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
33

Statement of Assets and Liabilities
January 31, 2013 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$8,635,091,352
Income receivable		9,142,946
Receivable for investments sold		58,844,602
Receivable for shares sold		581,101
TOTAL ASSETS		8,703,660,001
Liabilities:
Payable for investments purchased	$72,194,092
Payable for shares redeemed	812,523
Bank overdraft	24,104,003
Income distribution payable	56,889
Payable for adviser fee (Note 4)	68,219
Payable for Directors'/Trustees' fees	6,495
Accrued expenses	32,078
TOTAL LIABILITIES		97,274,299
Net assets for 8,606,406,308 shares outstanding		$8,606,385,702
Net Assets Consist of:
Paid-in capital		$8,606,386,825
Accumulated net realized gain on investments		77,731
Distributions in excess of net investment income		(78,854)
TOTAL NET ASSETS		$8,606,385,702
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$7,100,218,457 ÷ 7,100,232,834 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$1,506,167,245 ÷ 1,506,173,474 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Statement of Operations
Six Months Ended January 31, 2013 (unaudited)
Investment Income:
Interest			$9,124,194
Expenses:
Investment adviser fee (Note 4)		$8,472,208
Administrative fee (Note 4)		3,307,640
Custodian fees		138,434
Transfer and dividend disbursing agent fees and expenses		33,895
Directors'/Trustees' fees		20,750
Auditing fees		10,334
Legal fees		5,329
Portfolio accounting fees		87,783
Shareholder services fee (Note 4)		1,530,134
Account administration fee (Note 2)		450,322
Share registration costs		31,495
Printing and postage		25,298
Insurance premiums		11,233
Miscellaneous		37,944
TOTAL EXPENSES		14,162,799
Waivers and Reimbursement
Waiver of investment adviser fee (Note 4)	$(3,902,311)
Waiver of administrative fee (Note 4)	(14,029)
Waiver of shareholder services fee (Note 4)	(1,530,134)
Waiver of account administration fee (Note 2)	(27,923)
Reimbursement of account administration fee (Note 2)	(336,901)
TOTAL WAIVERS AND REIMBURSEMENT		(5,811,298)
Net expenses			8,351,501
Net investment income			772,693
Net realized gain on investments			108,178
Change in net assets resulting from operations			$880,871
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2013	Year Ended 7/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$772,693	$2,679,005
Net realized gain on investments	108,178	51,168
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	880,871	2,730,173
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(717,134)	(2,560,526)
Service Shares	(79,176)	(174,206)
Distributions from net realized gain on investments
Institutional Shares	(46,993)	(296,048)
Service Shares	(10,838)	(72,125)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(854,141)	(3,102,905)
Share Transactions:
Proceeds from sale of shares	12,322,038,215	26,662,614,098
Net asset value of shares issued to shareholders in payment of distributions declared	199,747	888,135
Cost of shares redeemed	(12,008,295,413)	(29,152,736,772)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	313,942,549	(2,489,234,539)
Change in net assets	313,969,279	(2,489,607,271)
Net Assets:
Beginning of period	8,292,416,423	10,782,023,694
End of period (including distributions in excess of net investment income of $(78,854) and $(55,237), respectively)	$8,606,385,702	$8,292,416,423
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2013 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Service Shares are presented separately. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals and corporations, and may be subject to state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2013, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Waived	Account Administration Fees Reimbursed
Service Shares	$450,322	$(27,923)	$(336,901)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the
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securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,633,693,919	$10,633,693,919	22,870,054,062	$22,870,054,062
Shares issued to shareholders in payment of distributions declared	166,071	166,071	796,796	796,796
Shares redeemed	(10,205,271,592)	(10,205,271,592)	(25,346,359,495)	(25,346,359,495)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	428,588,398	$428,588,398	(2,475,508,637)	$(2,475,508,637)
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,688,344,296	$1,688,344,296	3,792,560,036	$3,792,560,036
Shares issued to shareholders in payment of distributions declared	33,676	33,676	91,339	91,339
Shares redeemed	(1,803,023,821)	(1,803,023,821)	(3,806,377,277)	(3,806,377,277)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(114,645,849)	$(114,645,849)	(13,725,902)	$(13,725,902)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	313,942,549	$313,942,549	(2,489,234,539)	$(2,489,234,539)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, the Adviser voluntarily waived $3,902,311 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, FAS waived $14,029 of its fee. The net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$1,530,134	$(1,530,134)
For the six months ended January 31, 2013, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013;
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or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,580,565,000 and $1,705,410,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2012	Ending Account Value 1/31/2013	Expenses Paid During Period[1]
Actual	$1,000	$1,000.10	$0.96[2]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.25	$0.97[2]
1	Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.19%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.21% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.06 and $1.07, respectively.
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Evaluation and Approval of Advisory
Contract–May 2012
Federated Tax-Free Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
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competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expense born by the Fund.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
50

Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
40128 (3/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2013
Share Class	Ticker
Institutional	TOIXX
Service	TOSXX
Capital	TOCXX
Trust	TOTXX

Federated Treasury Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	73.7%
U.S Treasury Securities	26.2%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At January 31, 2013, the Fund's effective maturity3 schedule was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	60.2%
8-30 Days	15.9%
31-90 Days	6.2%
91-180 Days	5.8%
181 Days or more	11.8%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2013 (unaudited)
Principal Amount			Value
		Repurchase Agreements—73.7%
$1,130,000,000		Interest in $1,230,000,000 joint repurchase agreement 0.13%, dated 1/31/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,230,004,442 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 4/30/2018 and the market value of those underlying securities was $1,254,604,606.	$1,130,000,000
403,000,000	[1]	Interest in $470,000,000 joint repurchase agreement 0.14%, dated 1/15/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $470,113,322 on 3/18/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2023 and the market value of those underlying securities was $479,431,788.	403,000,000
390,000,000		Interest in $500,000,000 joint repurchase agreement 0.13%, dated 1/31/2013 under which Bank of Montreal will repurchase securities provided as collateral for $500,001,806 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2015 and the market value of those underlying securities was $510,001,909.	390,000,000
518,000,000	[1]	Interest in $600,000,000 joint repurchase agreement 0.16%, dated 1/3/2013 under which Bank of Montreal will repurchase securities provided as collateral for $600,085,333 on 2/4/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $612,078,922.	518,000,000
431,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.12%, dated 1/24/2013 under which Bank of Nova Scotia will repurchase securities provided as collateral for $500,056,667 on 2/28/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $510,011,993.	431,000,000
780,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.13%, dated 1/31/2013 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,000,003,611 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2019 and the market value of those underlying securities was $1,020,003,684.	780,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		Repurchase Agreements—continued
$300,000,000		Repurchase agreement 0.06%, dated 1/29/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $300,003,500 on 2/5/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $306,001,572.	$300,000,000
1,590,000,000		Interest in $1,800,000,000 joint repurchase agreement 0.13%, dated 1/31/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,800,006,500 on 2/1/2013. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 9/30/2017 and the market value of those underlying securities was $1,834,256,698.	1,590,000,000
1,730,000,000		Interest in $1,830,000,000 joint repurchase agreement 0.13%, dated 1/31/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,830,006,608 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2021 and the market value of those underlying securities was $1,866,606,747.	1,730,000,000
240,000,000	[1]	Interest in $282,000,000 joint repurchase agreement 0.16%, dated 11/20/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $282,115,307 on 2/20/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $287,733,433.	240,000,000
500,000,000		Repurchase agreement 0.10%, dated 1/31/2013 under which CS First Boston Corp. will repurchase securities provided as collateral for $500,009,722 on 2/7/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $510,005,473.	500,000,000
100,000,000		Repurchase agreement 0.13%, dated 1/31/2013 under which CS First Boston Corp. will repurchase a security provided as collateral for $100,000,361 on 2/1/2013. The security provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, was a U.S. Treasury security maturing on 6/30/2016 and the market value of that underlying security was $102,000,438.	100,000,000
5,000,000		Repurchase agreement 0.13%, dated 1/31/2013 under which CS First Boston Corp. will repurchase a security provided as collateral for $5,000,018 on 2/1/2013. The security provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, was a U.S. Treasury security maturing on 2/28/2014 and the market value of that underlying security was $5,104,154.	5,000,000
250,000,000		Repurchase agreement 0.13%, dated 1/31/2013 under which Citibank, N.A. will repurchase securities provided as collateral for $250,000,903 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $255,001,112.	250,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		Repurchase Agreements—continued
$750,000,000		Repurchase agreement 0.13%, dated 1/31/2013 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $750,002,708 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $765,002,872.	$750,000,000
1,351,969,000		Interest in $4,000,000,000 joint repurchase agreement 0.13%, dated 1/31/2013 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,014,444 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $4,080,014,863.	1,351,969,000
100,000,000		Repurchase agreement 0.05%, dated 1/31/2013 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $100,000,139 on 2/1/2013. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury security maturing on 1/31/2020 and the market value of that underlying security was $102,000,216.	100,000,000
1,072,000,000		Interest in $1,250,000,000 joint repurchase agreement 0.08%, dated 1/30/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,250,019,444 on 2/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $1,275,005,780.	1,072,000,000
790,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.15%, dated 1/31/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,004,167 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2040 and the market value of those underlying securities was $1,020,004,266.	790,000,000
500,000,000		Repurchase agreement 0.10%, dated 1/31/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $500,009,722 on 2/7/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2022 and the market value of those underlying securities was $510,001,417.	500,000,000
780,000,000	[1]	Interest in $911,000,000 joint repurchase agreement 0.11%, dated 1/22/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $911,094,643 on 2/26/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2021 and the market value of those underlying securities was $929,245,567.	780,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		Repurchase Agreements—continued
$780,000,000	[1]	Interest in $911,000,000 joint repurchase agreement 0.12%, dated 1/25/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $911,097,173 on 3/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2021 and the market value of those underlying securities was $929,232,515.	$780,000,000
215,000,000		Interest in $250,000,000 joint repurchase agreement 0.11%, dated 1/25/2013 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $250,005,347 on 2/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2022 and the market value of those underlying securities was $255,007,942.	215,000,000
59,252,000		Repurchase agreement 0.13%, dated 1/31/2013 under which J.P. Morgan Securities LLC will repurchase a security provided as collateral for $59,252,214 on 2/1/2013. The security provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, was a U.S. Treasury security maturing on 8/31/2019 and the market value of that underlying security was $60,439,232.	59,252,000
122,950,000		Repurchase agreement 0.13%, dated 1/31/2013 under which RBS Securities, Inc. will repurchase a security provided as collateral for $122,950,444 on 2/1/2013. The security provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, was a U.S. Treasury security maturing on 8/15/2022 and the market value of that underlying security was $125,411,647.	122,950,000
789,000,000	[1]	Interest in $920,000,000 joint repurchase agreement 0.14%, dated 1/15/2013 under which RBS Securities, Inc. will repurchase securities provided as collateral for $920,125,222 on 2/19/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2022 and the market value of those underlying securities was $938,459,608.	789,000,000
394,000,000	[1]	Interest in $460,000,000 joint repurchase agreement 0.13%, dated 1/8/2013 under which Societe Generale, New York will repurchase securities provided as collateral for $460,049,833 on 2/7/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $469,240,704.	394,000,000
1,920,000,000		Interest in $2,030,000,000 joint repurchase agreement 0.15%, dated 1/31/2013 under which Societe Generale, New York will repurchase securities provided as collateral for $2,030,008,458 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $2,070,608,645.	1,920,000,000
Semi-Annual Shareholder Report
5

Principal Amount		Value
	Repurchase Agreements—continued
$428,000,000	Interest in $500,000,000 joint repurchase agreement 0.13%, dated 1/25/2013 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $500,012,639 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 12/31/2015 and the market value of those underlying securities was $510,001,872.	$428,000,000
290,000,000	Interest in $500,000,000 joint repurchase agreement 0.13%, dated 1/31/2013 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $500,001,806 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2042 and the market value of those underlying securities was $510,012,892.	290,000,000
	TOTAL REPURCHASE AGREEMENTS	18,709,171,000
	U.S. Treasury—26.2%
801,200,000	United States Treasury Notes, 0.125% - 3.125%, 8/31/2013	812,142,972
206,350,000	United States Treasury Notes, 0.125% - 3.125%, 9/30/2013	208,671,969
568,750,000	United States Treasury Notes, 0.250% - 2.000%, 11/30/2013	573,805,939
503,400,000	United States Treasury Notes, 0.250% - 2.750%, 10/31/2013	509,327,507
158,000,000	United States Treasury Notes, 0.500%, 10/15/2013	158,329,050
322,500,000	United States Treasury Notes, 0.500% - 4.250%, 11/15/2013	329,100,702
108,250,000	United States Treasury Notes, 0.750%, 9/15/2013	108,632,258
226,000,000	United States Treasury Notes, 0.750% - 2.500%, 3/31/2013	226,652,553
249,750,000	United States Treasury Notes, 1.000%, 7/15/2013	250,602,504
514,900,000	United States Treasury Notes, 1.125%, 6/15/2013	516,638,195
124,250,000	United States Treasury Notes, 1.250%, 2/15/2014	125,617,940
361,500,000	United States Treasury Notes, 1.375%, 3/15/2013	361,983,204
425,000,000	United States Treasury Notes, 1.375%, 5/15/2013	426,403,675
688,500,000	United States Treasury Notes, 1.375% - 3.875%, 2/15/2013	689,103,605
590,000,000	United States Treasury Notes, 1.750%, 4/15/2013	591,856,577
320,500,000	United States Treasury Notes, 2.750%, 2/28/2013	321,106,891
281,000,000	United States Treasury Notes, 3.375%, 6/30/2013	284,695,966
165,000,000	United States Treasury Notes, 3.375%, 7/31/2013	167,596,540
	TOTAL U.S. TREASURY	6,662,268,047
	TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[2]	25,371,439,047
	OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	31,506,926
	TOTAL NET ASSETS—100%	$25,402,945,973
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
6

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.005	0.030
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.005	0.030
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.005)	(0.030)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.005)	(0.030)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.02%	0.02%	0.47%	3.09%
Ratios to Average Net Assets:
Net expenses	0.16%[3]	0.10%	0.15%	0.18%	0.23%	0.20%
Net investment income	0.01%[3]	0.01%	0.01%	0.02%	0.46%	2.75%
Expense waiver/reimbursement[4]	0.12%[3]	0.18%	0.13%	0.10%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,866,203	$16,201,298	$10,259,195	$9,951,813	$15,279,432	$17,018,264
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.003	0.028
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.003	0.028
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)	(0.028)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)	(0.028)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.28%	2.83%
Ratios to Average Net Assets:
Net expenses	0.17%[3]	0.10%	0.16%	0.20%	0.43%	0.45%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.29%	2.86%
Expense waiver/reimbursement[4]	0.37%[3]	0.43%	0.37%	0.33%	0.13%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,188,569	$4,525,468	$5,048,852	$4,335,717	$4,009,139	$5,863,864
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.004	0.029
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.004	0.029
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.004)	(0.029)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.004)	(0.029)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.37%	2.99%
Ratios to Average Net Assets:
Net expenses	0.17%[3]	0.09%	0.16%	0.21%	0.33%	0.30%
Net investment income	0.01%[3]	0.02%	0.01%	0.01%	0.28%	2.73%
Expense waiver/reimbursement[4]	0.22%[3]	0.29%	0.23%	0.17%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$768,943	$372,061	$1,171,302	$748,595	$2,411,738	$1,640,798
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.002	0.026
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.002	0.026
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)	(0.026)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)	(0.026)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.22%	2.59%
Ratios to Average Net Assets:
Net expenses	0.17%[3]	0.10%	0.16%	0.20%	0.51%	0.69%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.28%	2.62%
Expense waiver/reimbursement[4]	0.62%[3]	0.68%	0.63%	0.58%	0.30%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$579,231	$710,705	$826,650	$714,267	$552,204	$1,125,269
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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11

Statement of Assets and Liabilities
January 31, 2013 (unaudited)
Assets:
Investment in repurchase agreements	$18,709,171,000
Investment in securities	6,662,268,047
Total investment in securities, at amortized cost and fair value		$25,371,439,047
Income receivable		38,263,445
Receivable for shares sold		873,563
TOTAL ASSETS		25,410,576,055
Liabilities:
Payable for shares redeemed	$7,179,774
Bank overdraft	232
Income distribution payable	148,517
Payable for investment adviser fee (Note 4)	166,639
Payable for Directors'/Trustees' fees	1,290
Accrued expenses	133,630
TOTAL LIABILITIES		7,630,082
Net assets for 25,402,833,154 shares outstanding		$25,402,945,973
Net Assets Consist of:
Paid-in capital		$25,402,996,149
Accumulated net realized gain on investments		1,554
Distributions in excess of net investment income		(51,730)
TOTAL NET ASSETS		$25,402,945,973
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$19,866,203,276 ÷ 19,866,133,724 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$4,188,568,803 ÷ 4,188,562,692 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$768,942,738 ÷ 768,904,476 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$579,231,156 ÷ 579,232,262 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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12

Statement of Operations
Six Months Ended January 31, 2013 (unaudited)
Investment Income:
Interest			$20,407,560
Expenses:
Investment adviser fee (Note 4)		$23,275,149
Administrative fee (Note 4)		9,086,797
Custodian fees		426,546
Transfer and dividend disbursing agent fees and expenses		80,632
Directors'/Trustees' fees		84,816
Auditing fees		10,839
Legal fees		4,247
Portfolio accounting fees		100,287
Distribution services fee (Note 4)		818,061
Shareholder services fee (Note 4)		4,270,408
Account administration fee (Note 2)		2,088,478
Share registration costs		44,373
Printing and postage		23,110
Insurance premiums		22,615
Miscellaneous		52,107
TOTAL EXPENSES		40,388,465
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(13,983,782)
Waiver of administrative fee (Note 4)	(37,588)
Waiver of distribution services fee (Note 4)	(817,560)
Waiver of shareholder services fee (Note 4)	(4,270,408)
Waiver of account administration fee (Note 2)	(1,829,724)
Reimbursement of account administration fee (Note 2)	(255,123)
TOTAL WAIVERS AND REIMBURSEMENT		(21,194,185)
Net expenses			19,194,280
Net investment income			1,213,280
Net realized gain on investments			2,455
Change in net assets resulting from operations			$1,215,735
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2013	Year Ended 7/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,213,280	$2,367,288
Net realized gain on investments	2,455	99,575
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,215,735	2,466,863
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(903,081)	(1,754,823)
Service Shares	(210,250)	(478,811)
Capital Shares	(29,149)	(90,833)
Trust Shares	(32,705)	(76,562)
Distributions from net realized gain on investments
Institutional Shares	(52,417)	(46,597)
Service Shares	(13,506)	(13,652)
Capital Shares	(1,074)	(3,082)
Trust Shares	(2,152)	(2,184)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,244,334)	(2,466,544)
Share Transactions:
Proceeds from sale of shares	58,810,172,400	133,612,867,848
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third U.S. Treasury Money Market Fund	907,710,835	—
Net asset value of shares issued to shareholders in payment of distributions declared	352,551	719,519
Cost of shares redeemed	(56,124,794,075)	(129,110,054,456)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,593,441,711	4,503,532,911
Change in net assets	3,593,413,112	4,503,533,230
Net Assets:
Beginning of period	21,809,532,861	17,305,999,631
End of period (including distributions in excess of net investment income of $(51,730) and $(89,825), respectively)	$25,402,945,973	$21,809,532,861
See Notes which are an integral part of the Financial Statements
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14

Notes to Financial Statements
January 31, 2013 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Treasury Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
On September 7, 2012, the Fund acquired all of the net assets of Fifth Third U.S. Treasury Money Market Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on September 5, 2012. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on August 1, 2012, the beginning of the semi-annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended January 31, 2013, are as follows:
Net investment income*	$ 1,214,628
Net realized gain on investments	$ 2,455
Net increase in net assets resulting from operations	$ 1,217,083
*	Net investment income includes $9,235 of pro forma additional expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of January 31, 2013.
For every one share of Fifth Third U.S. Treasury Money Market Fund Institutional Shares exchanged, a shareholder received one share of the Fund's Institutional Shares.
For every one share of Fifth Third U.S. Treasury Money Market Fund Select Shares exchanged, a shareholder received one share of the Fund's Institutional Shares.
For every one share of Fifth Third U.S. Treasury Money Market Fund Preferred Shares exchanged, a shareholder received one share of the Fund's Capital Shares.
For every one share of Fifth Third U.S. Treasury Money Market Fund Trust Shares exchanged, a shareholder received one share of the Fund's Service Shares.
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15

The Fund received net assets from Fifth Third U.S. Treasury Money Market Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Fifth Third U.S. Treasury Money Market Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
907,547,840	$907,710,835	$22,157,798,813	$23,065,509,648
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of Fund's the Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
Semi-Annual Shareholder Report
16

additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares, Capital Shares and Trust Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2013, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Waived	Account Administration Fees Reimbursed
Service Shares	$1,485,904	$(1,234,361)	$(248,353)
Capital Shares	53,541	(46,330)	(6,770)
Trust Shares	549,033	(549,033)	—
TOTAL	$2,088,478	$(1,829,724)	$(255,123)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	51,096,101,795	$51,096,101,795	113,175,033,277	$113,175,033,277
Shares issued in connection with the tax-free transfer of assets from Fifth Third U.S. Treasury Money Market Fund	606,203,413	606,312,287	—	—
Shares issued to shareholders in payment of distributions declared	292,003	292,003	570,114	570,114
Shares redeemed	(48,037,777,459)	(48,037,777,459)	(107,234,092,269)	(107,234,092,269)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,664,819,752	$3,664,928,626	5,941,511,122	$5,941,511,122
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	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,717,535,700	$5,717,535,700	15,479,614,905	$15,479,614,905
Shares issued in connection with the tax-free transfer of assets from Fifth Third U.S. Treasury Money Market Fund	79,434,774	79,449,040	—	—
Shares issued to shareholders in payment of distributions declared	36,102	36,102	96,444	96,444
Shares redeemed	(6,133,916,318)	(6,133,916,318)	(16,002,650,424)	(16,002,650,424)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(336,909,742)	$(336,895,476)	(522,939,075)	$(522,939,075)
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,632,012,643	$1,632,012,643	3,992,818,521	$3,992,818,521
Shares issued in connection with the tax-free transfer of assets from Fifth Third U.S. Treasury Money Market Fund	221,909,653	221,949,508	—	—
Shares issued to shareholders in payment of distributions declared	13,322	13,322	31,100	31,100
Shares redeemed	(1,457,093,010)	(1,457,093,010)	(4,791,925,366)	(4,791,925,366)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	396,842,608	$396,882,463	(799,075,745)	$ (799,075,745)
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	364,522,262	$364,522,262	965,401,145	$965,401,145
Shares issued to shareholders in payment of distributions declared	11,124	11,124	21,861	21,861
Shares redeemed	(496,007,288)	(496,007,288)	(1,081,386,397)	(1,081,386,397)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(131,473,902)	$(131,473,902)	(115,963,391)	$(115,963,391)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,593,278,716	$3,593,441,711	4,503,532,911	$4,503,532,911
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4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, the Adviser voluntarily waived $13,983,782 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, FAS waived $37,588 of its fee. The net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund's Trust Shares may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$818,061	$(817,560)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2013, FSC retained $501 of fees paid by the Fund.
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Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares, Capital Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$3,771,345	$(3,771,345)
Capital Shares	230,375	(230,375)
Trust Shares	268,688	(268,688)
TOTAL	$4,270,408	$(4,270,408)
For the six months ended January 31, 2013, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and reimbursements) will not exceed 0.20%, 0.45%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2013, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $1,880,105,525.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
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5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2012	Ending Account Value 1/31/2013	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$0.81[2]
Service Shares	$1,000	$1,000.10	$0.86[3]
Capital Shares	$1,000	$1,000.10	$0.86[4]
Trust Shares	$1,000	$1,000.10	$0.86[5]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.40	$0.82[2]
Service Shares	$1,000	$1,024.35	$0.87[3]
Capital Shares	$1,000	$1,024.35	$0.87[4]
Trust Shares	$1,000	$1,024.35	$0.87[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.16%
Service Shares	0.17%
Capital Shares	0.17%
Trust Shares	0.17%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.51 and $1.53, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.53 and $3.57, respectively.
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Evaluation and Approval of Advisory
Contract–May 2012
Federated Treasury Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
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competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was
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reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Treasury Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N500
CUSIP 60934N872
CUSIP 60934N823
CUSIP 60934N120
Q450203 (3/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2013
Ticker	TTOXX

Federated Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2013, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Repurchase Agreements	68.5%
U.S. Treasury Securities	31.3%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
At January 31, 2013, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	52.9%
8-30 Days	18.9%
31-90 Days	6.6%
91-180 Days	7.8%
181 Days or more	13.6%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
January 31, 2013 (unaudited)
Principal Amount			Value
		Repurchase Agreements—68.5%
$3,000,000	[1]	Interest in $470,000,000 joint repurchase agreement 0.14%, dated 1/15/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $470,113,322 on 3/18/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2023 and the market value of those underlying securities was $479,431,788.	$3,000,000
10,000,000		Interest in $500,000,000 joint repurchase agreement 0.13%, dated 1/31/2013 under which Bank of Montreal will repurchase securities provided as collateral for $500,001,806 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2015 and the market value of those underlying securities was $510,001,909.	10,000,000
4,000,000	[1]	Interest in $600,000,000 joint repurchase agreement 0.16%, dated 1/3/2013 under which Bank of Montreal will repurchase securities provided as collateral for $600,085,333 on 2/4/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $612,078,922.	4,000,000
3,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.12%, dated 1/24/2013 under which Bank of Nova Scotia will repurchase securities provided as collateral for $500,056,667 on 2/28/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $510,011,993.	3,000,000
10,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.13%, dated 1/31/2013 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,000,003,611 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2019 and the market value of those underlying securities was $1,020,003,684.	10,000,000
10,000,000		Interest in $1,800,000,000 joint repurchase agreement 0.13%, dated 1/31/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,800,006,500 on 2/1/2013. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 9/30/2017 and the market value of those underlying securities was $1,834,256,698.	10,000,000
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Principal Amount			Value
		Repurchase Agreements—continued
$2,000,000	[1]	Interest in $282,000,000 joint repurchase agreement 0.16%, dated 11/20/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $282,115,307 on 2/20/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $287,733,433.	$2,000,000
7,319,000		Interest in $4,000,000,000 joint repurchase agreement 0.13%, dated 1/31/2013 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,014,444 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $4,080,014,863.	7,319,000
9,000,000		Interest in $1,250,000,000 joint repurchase agreement 0.08%, dated 1/30/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,250,019,444 on 2/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $1,275,005,780.	9,000,000
10,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.15%, dated 1/31/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,004,167 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2040 and the market value of those underlying securities was $1,020,004,266.	10,000,000
6,000,000	[1]	Interest in $911,000,000 joint repurchase agreement 0.11%, dated 1/22/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $911,094,643 on 2/26/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2021 and the market value of those underlying securities was $929,245,567.	6,000,000
6,000,000	[1]	Interest in $911,000,000 joint repurchase agreement 0.12%, dated 1/25/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $911,097,173 on 3/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2021 and the market value of those underlying securities was $929,232,515.	6,000,000
2,000,000		Interest in $250,000,000 joint repurchase agreement 0.11%, dated 1/25/2013 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $250,005,347 on 2/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2022 and the market value of those underlying securities was $255,007,942.	2,000,000
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Principal Amount			Value
		Repurchase Agreements—continued
$6,000,000	[1]	Interest in $920,000,000 joint repurchase agreement 0.14%, dated 1/15/2013 under which RBS Securities, Inc. will repurchase securities provided as collateral for $920,125,222 on 2/19/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2022 and the market value of those underlying securities was $938,459,608.	$6,000,000
3,000,000	[1]	Interest in $460,000,000 joint repurchase agreement 0.13%, dated 1/8/2013 under which Societe Generale, New York will repurchase securities provided as collateral for $460,049,833 on 2/7/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $469,240,704.	3,000,000
10,000,000		Interest in $2,030,000,000 joint repurchase agreement 0.15%, dated 1/31/2013 under which Societe Generale, New York will repurchase securities provided as collateral for $2,030,008,458 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $2,070,608,645.	10,000,000
3,000,000		Interest in $500,000,000 joint repurchase agreement 0.13%, dated 1/25/2013 under which TD Securities (USA) LLC will repurchase securities provided as collateral for $500,012,639 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 12/31/2015 and the market value of those underlying securities was $510,001,872.	3,000,000
10,000,000		Interest in $500,000,000 joint repurchase agreement 0.13%, dated 1/31/2013 under which TD Securities (USA) LLC will repurchase securities provided as collateral for $500,001,806 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2042 and the market value of those underlying securities was $510,012,892.	10,000,000
		TOTAL REPURCHASE AGREEMENTS	114,319,000
		U.S. Treasury—31.3%
5,450,000		United States Treasury Notes, 0.125% - 3.125%, 8/31/2013	5,525,407
1,500,000		United States Treasury Notes, 0.125% - 3.125%, 9/30/2013	1,519,033
5,000,000		United States Treasury Notes, 0.250% - 2.000%, 11/30/2013	5,052,274
4,000,000		United States Treasury Notes, 0.250% - 2.750%, 10/31/2013	4,039,575
1,000,000		United States Treasury Notes, 0.500%, 10/15/2013	1,002,083
2,500,000		United States Treasury Notes, 0.500% - 4.250%, 11/15/2013	2,550,245
1,500,000		United States Treasury Notes, 0.750% - 2.500%, 3/31/2013	1,504,047
1,250,000		United States Treasury Notes, 0.750%, 9/15/2013	1,254,414
1,500,000		United States Treasury Notes, 1.000%, 7/15/2013	1,505,120
6,000,000		United States Treasury Notes, 1.125%, 6/15/2013	6,020,617
Semi-Annual Shareholder Report
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Principal Amount		Value
	U.S. Treasury—continued
$750,000	United States Treasury Notes, 1.250%, 2/15/2014	$758,257
5,750,000	United States Treasury Notes, 1.375%, 2/15/2013	5,752,660
2,500,000	United States Treasury Notes, 1.375%, 3/15/2013	2,503,334
3,500,000	United States Treasury Notes, 1.375%, 5/15/2013	3,511,559
4,000,000	United States Treasury Notes, 1.750%, 4/15/2013	4,012,572
2,750,000	United States Treasury Notes, 2.750%, 2/28/2013	2,755,200
2,000,000	United States Treasury Notes, 3.375%, 6/30/2013	2,026,181
1,000,000	United States Treasury Notes, 3.375%, 7/31/2013	1,015,737
	TOTAL U.S. TREASURY	52,308,315
	TOTAL INVESTMENTS—99.8% (AT AMORTIZED COST)[2]	166,627,315
	OTHER ASSETS AND LIABILITIES - NET—0.2%[3]	259,934
	TOTAL NET ASSETS—100%	$166,887,249
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
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Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	0.003	0.028
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.003	0.028
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.003)	(0.028)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)	(0.028)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.29%	2.85%
Ratios to Average Net Assets:
Net expenses	0.18%[4]	0.11%	0.18%	0.21%	0.46%	0.46%
Net investment income	0.00%[4]	0.00%	0.00%	0.00%	0.32%	2.84%
Expense waiver/reimbursement[5]	0.40%[4]	0.46%	0.42%	0.36%	0.11%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$166,887	$181,606	$192,803	$172,737	$225,258	$428,344
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Statement of Assets and Liabilities
January 31, 2013 (unaudited)
Assets:
Investment in repurchase agreements	$114,319,000
Investment in securities	52,308,315
Total investment in securities, at amortized cost and fair value		$166,627,315
Income receivable		264,402
Receivable for shares sold		3,959
Prepaid expenses		2,756
TOTAL ASSETS		166,898,432
Liabilities:
Bank overdraft	814
Payable to adviser (Note 4)	4,286
Payable for Directors'/Trustees' fees	159
Payable for share registration costs	5,924
TOTAL LIABILITIES		11,183
Net assets for 166,887,231 shares outstanding		$166,887,249
Net Assets Consist of:
Paid-in capital		$166,887,249
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$166,887,249 ÷ 166,887,231 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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7

Statement of Operations
Six Months Ended January 31, 2013 (unaudited)
Investment Income:
Interest			$171,507
Expenses:
Investment adviser fee (Note 4)		$387,390
Administrative fee (Note 4)		75,721
Custodian fees		12,471
Transfer and dividend disbursing agent fees and expenses		4,050
Directors'/Trustees' fees		800
Auditing fees		10,208
Legal fees		4,242
Portfolio accounting fees		24,530
Share registration costs		15,908
Printing and postage		4,912
Insurance premiums		2,099
Miscellaneous		16,546
TOTAL EXPENSES		558,877
Waivers (Note 4):
Waiver of investment adviser fee	$(386,947)
Waiver of administrative fee	(423)
TOTAL WAIVERS		(387,370)
Net expenses			171,507
Net investment income			$—
See Notes which are an integral part of the Financial Statements
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8

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2013	Year Ended 7/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	—	412
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	—	412
Distributions to Shareholders:
Distributions from net realized gain on investments	(412)	(522)
Share Transactions:
Proceeds from sale of shares	360,360,356	1,111,822,375
Net asset value of shares issued to shareholders in payment of distributions declared	99	105
Cost of shares redeemed	(375,079,075)	(1,123,019,356)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(14,718,620)	(11,196,876)
Change in net assets	(14,719,032)	(11,196,986)
Net Assets:
Beginning of period	181,606,281	192,803,267
End of period	$166,887,249	$181,606,281
See Notes which are an integral part of the Financial Statements
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9

Notes to Financial Statements
January 31, 2013 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Trust for U.S. Treasury Obligations (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those
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terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 1/31/2013	Year Ended 7/31/2012
Shares sold	360,360,356	1,111,822,375
Shares issued to shareholders in payment of distributions declared	99	105
Shares redeemed	(375,079,075)	(1,123,019,356)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(14,718,620)	(11,196,876)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, federal and state registration fees, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2013, the Adviser waived $386,947 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2013, FAS waived $423 of its fee. The net fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for Service Fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2013, the Fund did not incur Service Fees.
Interfund Transactions
During the six months ended January 31, 2013, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $15,000,341.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2012	Ending Account Value 1/31/2013	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$0.91
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.30	$0.92
1	Expenses are equal to the Fund's annualized net expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's contractual Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Investment Adviser Fee), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
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Evaluation and Approval of Advisory
Contract–May 2012
Federated Trust for U.S. Treasury Obligations (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The
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information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Trust for U.S. Treasury Obligations
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N799
8042508 (3/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date March 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date March 21, 2013

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date March 21, 2013